UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116-5021

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: July 31, 2010

Date of reporting period: April 30, 2010

Item 1.	Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE CHINA (HK LISTED) INDEX FUND

April 30, 2010

Security	Shares	Value

COMMON STOCKS—99.75%

AGRICULTURE—0.33%
China Agri-Industries Holdings Ltd.	144,000	$192,148

		192,148
AIRLINES—1.07%
Air China Ltd. Class H(a)	384,000	434,745
China Eastern Airlines Corp. Ltd. Class H(a)	168,000	94,992
China Southern Airlines Co. Ltd. Class H(a)	169,000	87,939

		617,676
AUTO MANUFACTURERS—1.48%
Denway Motors Ltd.(b)	576,000	338,300
Dongfeng Motor Group Co. Ltd. Class H	288,000	419,165
Great Wall Motor Co. Ltd. Class H	54,000	99,598

		857,063
AUTO PARTS & EQUIPMENT—0.35%
Weichai Power Co. Ltd. Class H	24,200	201,043

		201,043
BANKS—29.65%
Bank of China Ltd. Class H	6,132,000	3,222,380
Bank of Communications Co. Ltd. Class H(b)	756,000	879,274
China CITIC Bank Class H	996,000	668,362
China Construction Bank Corp. Class H	7,236,000	5,983,400
China Merchants Bank Co. Ltd. Class H	421,648	1,053,577
China Minsheng Banking Corp. Ltd. Class H(a)	360,000	390,417
Industrial and Commercial Bank of China Ltd. Class H	6,696,000	4,976,291

		17,173,701
BEVERAGES—0.41%
Tsingtao Brewery Co. Ltd. Class H	48,000	239,258

		239,258
BUILDING MATERIALS—1.10%
Anhui Conch Cement Co. Ltd. Class H	96,000	310,974
BBMG Corp. Class H(a)	84,000	83,524
China National Building Material Co. Ltd. Class H	144,000	240,742

		635,240
CHEMICALS—0.75%
China BlueChemical Ltd. Class H	192,000	120,185
Sinofert Holdings Ltd.(b)	312,000	169,985
Sinopec Shanghai Petrochemical Co. Ltd. Class H(a)	240,000	93,663
Sinopec Yizheng Chemical Fibre Co. Ltd. Class H(a)	216,000	52,303

		436,136
COAL—5.31%
China Coal Energy Co. Class H	456,000	707,141

China Shenhua Energy Co. Ltd. Class H	384,000	1,681,607
Yanzhou Coal Mining Co. Ltd. Class H	240,000	689,335

		3,078,083
COMMERCIAL SERVICES—1.06%
Anhui Expressway Co. Class H	72,000	46,553
COSCO Pacific Ltd.	120,000	164,760
Jiangsu Expressway Co. Ltd. Class H	96,000	90,634
Shenzhen Expressway Co. Ltd. Class H	120,000	60,897
Shenzhen International Holdings Ltd.(b)	1,320,000	100,309
Sichuan Expressway Co. Ltd. Class H(b)	24,000	13,849
Zhejiang Expressway Co. Ltd. Class H	144,000	136,322

		613,324
DIVERSIFIED FINANCIAL SERVICES—0.42%
China Everbright Ltd.	96,000	242,349

		242,349
ELECTRIC—1.22%
China Resources Power Holdings Co. Ltd.	145,600	298,551
Datang International Power Generation Co. Ltd. Class H(b)	360,000	153,014
Huadian Power International Corp. Ltd. Class H(a)(b)	192,000	46,492
Huaneng Power International Inc. Class H(b)	360,000	210,046

		708,103
ELECTRICAL COMPONENTS & EQUIPMENT—1.47%
BYD Co. Ltd. Class H(b)	72,000	654,250
Dongfang Electric Corp. Ltd. Class H	24,000	158,269
Harbin Power Equipment Co. Ltd. Class H	48,000	38,269

		850,788
ENERGY - ALTERNATE SOURCES—0.29%
China Longyuan Power Group Corp. Ltd. Class H(a)	156,000	165,966

		165,966
ENGINEERING & CONSTRUCTION—2.31%
Beijing Capital International Airport Co. Ltd. Class H(a)	192,000	117,465
China Communications Construction Co. Ltd. Class H	480,000	459,969
China Railway Construction Corp. Ltd. Class H	222,000	280,216
China Railway Group Ltd. Class H(a)	456,000	319,505
Metallurgical Corp. of China Ltd. Class H(a)(b)	312,000	163,555

		1,340,710
ENVIRONMENTAL CONTROL—0.03%
Tianjin Capital Environmental Protection Group Co. Ltd. Class H	48,000	16,383

		16,383
FOOD—0.41%
China Foods Ltd.(b)	144,000	107,202
Lianhua Supermarket Holdings Co. Ltd. Class H	36,000	129,135

		236,337

HOLDING COMPANIES - DIVERSIFIED—3.27%
Beijing Enterprises Holdings Ltd.	48,000	312,519
China Merchants Holdings (International) Co. Ltd.(b)	144,000	510,974
China Resources Enterprise Ltd.	120,000	429,675
CITIC Pacific Ltd.	120,000	266,152
Guangdong Investment Ltd.	216,000	112,952
Shanghai Industrial Holdings Ltd.	60,000	263,524

		1,895,796
INSURANCE—11.40%
China Life Insurance Co. Ltd. Class H	804,000	3,702,087
China Pacific Insurance (Group) Co. Ltd. Class H	98,400	411,267
China Taiping Insurance Holdings Co. Ltd.(a)	84,000	281,839
PICC Property and Casualty Co. Ltd. Class H(a)(b)	384,000	371,437
Ping An Insurance (Group) Co. of China Ltd. Class H	210,000	1,835,201

		6,601,831
IRON & STEEL—0.53%
Angang New Steel Co. Ltd. Class H	120,000	190,417
Maanshan Iron & Steel Co. Ltd. Class H(a)	216,000	116,012

		306,429
MACHINERY—0.26%
Shanghai Electric Group Co. Ltd. Class H	312,000	150,696

		150,696
MACHINERY - CONSTRUCTION/MINING—0.18%
China National Materials Co. Ltd. Class H	156,000	102,674

		102,674
METAL FABRICATE & HARDWARE—0.58%
Jiangxi Copper Co. Ltd. Class H	156,000	335,951

		335,951
MINING—1.68%
Aluminum Corp. of China Ltd. Class H(a)(b)	456,000	454,590
China Molybdenum Co. Ltd. Class H(b)	108,000	85,827
Zhaojin Mining Industry Co. Ltd. Class H(b)	54,000	106,136
Zijin Mining Group Co. Ltd. Class H	408,000	325,811

		972,364
OIL & GAS—13.09%
China Petroleum & Chemical Corp. Class H	1,872,000	1,516,600
CNOOC Ltd.	1,848,000	3,294,220
CNPC (Hong Kong) Ltd.	240,000	323,957
PetroChina Co. Ltd. Class H	2,088,000	2,447,295

		7,582,072
OIL & GAS SERVICES—0.29%
China Oilfield Services Ltd. Class H(b)	120,000	170,943

		170,943
PHARMACEUTICALS—0.62%
Guangzhou Pharmaceutical Co. Ltd. Class H	24,000	28,068

Sinopharm Group Co. Ltd. Class H	72,000	330,603

		358,671
REAL ESTATE—3.46%
Beijing North Star Co. Ltd. Class H(b)	72,000	20,587
China Overseas Land & Investment Ltd.	457,040	905,368
China Resources Land Ltd.	192,000	358,084
Franshion Properties (China) Ltd.(b)	96,000	27,697
Guangzhou R&F Properties Co. Ltd. Class H	105,600	141,181
Poly (Hong Kong) Investments Ltd.	96,000	96,569
Shenzhen Investment Ltd.	192,000	59,351
Sino-Ocean Land Holdings Ltd.(b)	354,000	276,306
Yuexiu Property Co. Ltd.(b)	504,000	122,040

		2,007,183
SHIPBUILDING—0.07%
Guangzhou Shipyard International Co. Ltd. Class H	24,000	43,400

		43,400
SOFTWARE—0.09%
Travelsky Technology Ltd. Class H(b)	60,000	49,382

		49,382
TELECOMMUNICATIONS—14.73%
China Communications Services Corp. Ltd. Class H	168,000	85,471
China Mobile Ltd.	648,000	6,447,450
China Telecom Corp. Ltd. Class H	1,752,000	816,878
China Unicom (Hong Kong) Ltd.	768,128	971,538
ZTE Corp. Class H(b)	57,660	210,172

		8,531,509
TEXTILES—0.06%
Weiqiao Textile Co. Ltd. Class H	48,000	35,858

		35,858
TRANSPORTATION—1.78%
China COSCO Holdings Co. Ltd. Class H	282,000	369,026
China Shipping Container Lines Co. Ltd. Class H(a)	408,000	173,941
China Shipping Development Co. Ltd. Class H	144,000	219,227
China South Locomotive and Rolling Stock Corp. Ltd. Class H	216,000	164,699
Guangshen Railway Co. Ltd. Class H(b)	144,000	56,569
Sinotrans Ltd. Class H	204,000	49,135

		1,032,597

TOTAL COMMON STOCKS
(Cost: $49,844,880)		57,781,664

Security	Shares	Value

SHORT-TERM INVESTMENTS—5.34%

MONEY MARKET FUNDS—5.34%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%(c)(d)(e)	2,604,003	2,604,003
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%(c)(d)(e)	480,197	480,197
BlackRock Cash Funds: Treasury, SL Agency Shares
0.10%(c)(d)	8,687	8,687

		3,092,887

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,092,887)		3,092,887

TOTAL INVESTMENTS IN SECURITIES—105.09%
(Cost: $52,937,767)		60,874,551
Other Assets, Less Liabilities—(5.09)%		(2,950,318)

NET ASSETS—100.00%		$57,924,233

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

April 30, 2010

Security	Shares	Value

COMMON STOCKS—99.27%

AUSTRALIA—7.73%
AED Oil Ltd.(a)	11,395	$6,152
AJ Lucas Group Ltd.	4,060	9,939
Alesco Corp. Ltd.	6,720	18,578
Alliance Resources Ltd.(a)	11,475	4,540
Andean Resources Ltd.(a)	10,095	30,070
APA Group	11,185	37,794
Ardent Leisure Group	37,430	48,778
Arrow Energy Ltd.(a)	23,045	110,904
Astro Japan Property Trust	86,040	29,233
Atlas Iron Ltd.(a)	12,245	28,724
Australian Agricultural Co. Ltd.	14,320	17,262
Australian Pharmaceutical Industries Ltd.	16,195	8,442
Avoca Resources Ltd.(a)	13,125	27,123
AWE Ltd.(a)	24,760	56,928
Beach Energy Ltd.	49,515	36,181
Boart Longyear Group(a)	123,305	37,877
Bradken Ltd.	5,975	40,768
Bunnings Warehouse Property Trust	2,820	5,237
Campbell Brothers Ltd.	455	12,613
Centennial Coal Co. Ltd.	16,880	67,565
Centro Retail Group	27,880	6,099
Coal of Africa Ltd.(a)	10,450	22,957
ConnectEast Group	75,925	30,390
Crane Group Ltd.	6,950	58,483
Cromwell Group	35,310	24,323
David Jones Ltd.	20,360	88,885
Dominion Mining Ltd.	7,520	20,300
Emeco Holdings Ltd.	34,385	22,085
Energy Developments Ltd.	3,940	9,132
Energy World Corp. Ltd.(a)	13,635	6,536
FKP Property Group(b)	22,019	17,524
G.U.D Holdings Ltd.	4,830	40,689
Geodynamics Ltd.(a)	10,745	5,901
Gindalbie Metals Ltd.(a)	17,135	18,821
GrainCorp Ltd.	1,755	9,426
Hastie Group Ltd.	23,745	38,128
Healthscope Ltd.	13,615	55,383
Hills Industries Ltd.	16,390	38,294
Independence Group NL	6,745	29,133
Infigen Energy	44,535	40,626
ING Industrial Fund	46,190	18,703
ING Office Fund	99,355	56,878
Invocare Ltd.	3,785	22,161
iSOFT Group Ltd.	25,135	12,751
JB Hi-Fi Ltd.	8,030	145,309
Karoon Gas Australia Ltd.(a)	2,170	15,150

Kingsgate Consolidated Ltd.	3,250	25,987
Linc Energy Ltd.(a)	13,145	18,905
Lynas Corp. Ltd.(a)	50,260	25,264
Macarthur Coal Ltd.	5,780	83,233
Macmahon Holdings Ltd.	34,490	23,437
Macquarie CountryWide Trust	44,970	23,442
Minara Resources Ltd.(a)	48,315	39,577
Mineral Deposits Ltd.(a)	8,395	7,502
Mirabela Nickel Ltd.(a)	11,830	26,429
Monadelphous Group Ltd.	4,335	62,264
Mount Gibson Iron Ltd.(a)	21,675	34,501
Murchison Metals Ltd.(a)	18,815	40,282
OM Holdings Ltd.	13,690	25,423
Pacific Brands Ltd.(a)	46,488	51,712
PanAust Ltd.(a)	71,171	34,119
Panoramic Resources Ltd.	14,740	34,439
PaperlinX Ltd.(a)	17,095	11,935
Perseus Mining Ltd.(a)	9,690	17,454
Pharmaxis Ltd.(a)	6,010	17,175
Platinum Asset Management Ltd.	7,785	36,958
Platinum Australia Ltd.(a)	15,440	13,438
Primary Health Care Ltd.	16,240	61,526
Ramsay Health Care Ltd.	5,460	68,969
Riversdale Mining Ltd.(a)	6,575	56,307
Roc Oil Co. Ltd.(a)	25,925	10,618
Seek Ltd.	9,425	73,608
Silex Systems Ltd.(a)	7,390	40,930
South Australian Coal Corp.(c)	1,800	84
St Barbara Ltd.(a)	90,008	23,041
Straits Resources Ltd.(a)	11,670	13,633
Sundance Resources Ltd.(a)	66,545	9,911
Sunland Group Ltd.(a)	15,675	11,162
Transfield Services Ltd.	10,275	38,067
UGL Ltd.	5,780	79,467
Virgin Blue Holdings Ltd.(a)	47,220	26,153
Western Areas NL	6,080	27,336

		2,683,063
AUSTRIA—1.70%
Andritz AG	2,000	123,471
bwin Interactive Entertainment AG(a)	1,110	59,730
BWT AG	1,335	40,543
Intercell AG(a)	1,900	50,527
Oesterreichische Post AG	1,740	49,950
Palfinger AG	1,825	49,236
RHI AG(a)	2,770	93,110
Schoeller-Bleckmann Oilfield Equipment AG	535	28,191
Semperit AG Holding	360	14,949
Wienerberger AG(a)	3,760	70,543
Zumtobel AG(a)	415	9,016

		589,266

BELGIUM—2.34%
Ackermans & van Haaren NV	1,535	106,112
Agfa-Gevaert NV(a)	9,500	71,369
Barco NV(a)	350	19,076
Befimmo SCA	820	62,737
Compagnie Maritime Belge SA	765	24,026
EVS Broadcast Equipment SA	520	28,839
NV Bekaert SA	865	155,500
Nyrstar NV(a)	4,070	53,467
Omega Pharma SA	1,195	58,401
RHJ International SA(a)	6,536	55,967
SA D’Ieteren NV	165	77,718
Telenet Group Holding NV(a)	3,290	99,783

		812,995
DENMARK—1.45%
A/S Dampskibsselskabet Torm	1,895	20,651
ALK-Abello A/S	400	30,764
Alm. Brand A/S(a)	665	9,623
Bang & Olufsen A/S Class B(a)	1,160	13,367
DSV A/S	6,600	118,736
Genmab A/S(a)	1,105	12,180
GN Store Nord A/S(a)	9,755	79,295
SimCorp A/S	250	48,236
Sydbank A/S(a)	2,780	81,749
Topdanmark A/S(a)	710	87,966

		502,567
FINLAND—2.73%
Amer Sports OYJ Class A	5,730	68,189
Cargotec Corp. Class B	1,285	41,519
Citycon OYJ	12,485	44,822
Elisa OYJ	4,595	88,286
Huhtamaki OYJ	5,515	64,384
Konecranes OYJ	1,860	60,097
M-real OYJ Class B(a)	11,315	39,418
Orion OYJ Class B	3,360	63,798
Outotec OYJ	1,295	48,712
Pohjola Bank PLC	6,895	75,865
Ramirent OYJ	3,810	44,125
Ruukki Group OYJ(a)	6,895	16,686
Talvivaara Mining Co. PLC(a)	5,395	37,705
Tieto OYJ	2,625	54,763
Uponor OYJ	3,360	61,832
Vacon OYJ	1,165	51,087
YIT OYJ	4,145	88,237

		949,525
FRANCE—5.45%
Altran Technologies SA(a)	4,525	21,961

BOURBON SA(b)	1,886	82,241
Compagnie Plastic Omnium SA	1,200	52,654
Derichebourg	5,535	24,758
Etablissements Maurel et Prom	3,910	60,594
Fimalac SA	830	41,170
Fonciere des Regions	780	80,637
Gemalto NV(a)	2,860	128,040
Groupe Eurotunnel SA	7,215	66,041
Guyenne et Gascogne SA	795	81,860
Havas SA	18,410	99,041
IMS International Metal Service(a)	1,400	23,846
Ipsos SA	2,600	99,875
M6-Metropole Television	4,275	111,070
Neopost SA	1,180	93,731
Nexans SA	825	65,412
Nexity	1,140	41,722
NicOx SA(a)(b)	2,633	27,206
Rexel SA(a)	3,095	52,758
Rhodia SA(a)	3,200	75,099
Rubis SA	395	32,642
Saft Groupe SA	1,657	60,600
Sechilienne-Sidec	1,465	47,335
Societe de la Tour Eiffel	450	34,626
Societe Immobiliere de Location pour l’Industrie et le Commerce	850	100,249
Soitec SA(a)(b)	3,180	43,995
Technicolor(a)(b)	15,430	16,393
Teleperformance SA	2,765	96,857
Ubisoft Entertainment SA(a)	2,730	34,945
Zodiac Aerospace	1,850	96,525

		1,893,883
GERMANY—6.17%
Aareal Bank AG(a)	1,610	35,365
AIXTRON AG	3,715	117,613
Aurubis AG	2,105	106,457
Bauer AG	710	29,766
BayWa AG Registered	1,235	49,362
Bilfinger Berger AG	1,337	88,940
centrotherm photovoltaics AG(a)	110	4,585
Conergy AG(a)	24,495	25,991
Demag Cranes AG(a)	1,260	43,626
Deutsche Wohnen AG Bearer(a)	2,092	18,915
DEUTZ AG(a)	5,905	34,068
DIC Asset AG	2,225	19,221
Douglas Holding AG	2,110	95,235
ElringKlinger AG	2,355	66,384
Freenet AG(a)	2,900	33,852
FUCHS PETROLUB AG	755	72,380
GAGFAH SA	2,445	19,389
Gildemeister AG	2,145	29,163

Heidelberger Druckmaschinen AG(a)	3,300	27,872
IVG Immobilien AG(a)	2,985	23,985
Jenoptik AG(a)	1,115	6,513
Kloeckner & Co. SE(a)	1,390	37,010
Kontron AG	3,955	37,695
LEONI AG	1,590	37,156
Manz Automation AG(a)	325	22,795
MLP AG	3,140	31,342
MTU Aero Engines Holding AG(b)	1,650	90,927
Nordex AG(a)	1,540	16,023
Phoenix Solar AG	225	8,377
Praktiker Bau-und Heimwerkermaerkte Holding AG	2,670	27,251
Rheinmetall AG	1,100	76,963
RHON KLINIKUM AG	2,940	75,760
Roth & Rau AG(a)	805	26,545
SGL Carbon SE(a)(b)	2,000	65,472
Singulus Technologies AG(a)	1,495	12,523
Sky Deutschland AG(a)	11,600	24,987
Software AG	875	100,556
Stada Arzneimittel AG	1,895	74,620
Symrise AG	3,805	96,937
Tognum AG	3,415	71,108
United Internet AG Registered(a)	4,475	67,445
Vossloh AG	470	49,232
Wincor Nixdorf AG	1,375	93,425
Wirecard AG	3,645	41,070
ZhongDe Waste Technology AG	365	7,464

		2,141,365
HONG KONG—4.67%
Ajisen (China) Holdings Ltd.	10,000	10,768
AMVIG Holdings Ltd.	60,000	44,436
APAC Resources Ltd.(a)	200,000	17,259
BaWang International (Group) Holding Ltd.(a)	20,000	14,941
BYD Electronic International Co. Ltd.(a)	7,500	5,419
Champion REIT	80,000	37,506
China Automation Group Ltd.	15,000	12,210
China Energy Ltd.(a)	35,000	5,236
China Gas Holdings Ltd.(b)	100,000	57,445
China Grand Forestry Green Resources Group Ltd.(a)(b)	520,000	20,762
China Green Holdings Ltd.(b)	60,000	70,711
China Mining Resources Group Ltd.(a)	300,000	9,853
China Oil and Gas Group Ltd.(a)	100,000	14,812
China Shanshui Cement Group	25,000	12,880
China South City Holdings Ltd.	50,000	8,501
China State Construction International Holdings Ltd.	94,800	33,212
China Wireless Technologies Ltd.	40,000	20,505
Chow Sang Sang Holdings International Ltd.	40,000	69,037
CIMC Enric Holdings Ltd.(a)	20,000	11,643
Coastal Greenland Ltd.(a)	130,000	7,702

Daphne International Holdings Ltd.	30,000	31,221
Digital China Holdings Ltd.	55,000	82,316
eSun Holdings Ltd.(a)	50,000	7,148
FU JI Food and Catering Services Holdings Ltd.(a)(c)	16,000	—
Fufeng Group Ltd.	20,000	16,023
Golden Meditech Holdings Ltd.(a)	80,000	19,165
G-Resources Group Ltd.(a)	324,000	20,240
GZI Real Estate Investment Trust	75,000	32,457
Hi Sun Technology (China) Ltd.(a)	60,000	41,576
HKC (Holdings) Ltd.(a)(b)	159,500	11,710
HKR International Ltd.	84,000	32,674
Hong Kong Energy (Holdings) Ltd.	1,885	189
Inspur International Ltd.	50,000	5,216
Kingsoft Corp. Ltd.(b)	34,045	26,836
Midland Holdings Ltd.	40,000	37,609
Mingyuan Medicare Development Co. Ltd.(a)	100,000	12,494
Minth Group Ltd.	60,000	85,162
Nan Hai Corp. Ltd.(a)	640,425	5,857
New Times Energy Corp. Ltd.	240,000	9,737
Pacific Basin Shipping Ltd.	55,000	42,787
Peace Mark Holdings Ltd.(a)(c)	30,000	—
Ports Design Ltd.	22,500	56,047
Prosperity REIT	40,000	7,161
Regal Hotels International Holdings Ltd.	44,000	16,832
REXLot Holdings Ltd.	250,000	29,946
Samling Global Ltd.	230,000	26,958
Sino Biopharmaceutical Ltd.	100,000	44,565
Sino Union Energy Investment Group Ltd.(a)(b)	100,000	10,433
Sinolink Worldwide Holdings Ltd.	180,000	28,748
SJM Holdings Ltd.	20,000	13,112
Skyworth Digital Holdings Ltd.	30,000	27,434
SRE Group Ltd.(a)	150,000	16,229
Success Universe Group Ltd.(a)	400,000	17,002
TCC International Holdings Ltd.(a)	40,000	15,662
Tian An China Investments Co. Ltd.	55,400	36,891
Titan Petrochemicals Group Ltd.(a)	100,000	10,046
Truly International Holdings Ltd.	10,000	18,547
Uni-President China Holdings Ltd.	35,000	19,790
United Energy Group Ltd.(a)	105,000	6,897
Varitronix International Ltd.	30,000	10,742
Vitasoy International Holdings Ltd.	20,000	15,301
VODone Ltd.(a)	40,000	14,529
VTech Holdings Ltd.	10,000	113,022
XinAo Gas Holdings Ltd.	20,000	61,437

		1,622,586
IRELAND—1.19%
C&C Group PLC	12,010	57,489
DCC PLC	4,115	110,016
Grafton Group PLC	11,435	55,497
Greencore Group PLC	13,110	23,533

Irish Life & Permanent Group Holdings PLC(a)	9,205	37,306
Kingspan Group PLC(a)	7,860	74,202
Smurfit Kappa Group PLC(a)	5,420	55,492

		413,535
ISRAEL—0.39%
Delek Drilling LP(a)	9,450	23,252
Hadera Paper Ltd.(a)	880	71,977
Retalix Ltd.(a)	3,020	38,742

		133,971
ITALY—2.99%
Azimut Holding SpA	7,755	87,957
Banca Piccolo Credito Valtellinese Scrl	10,570	66,337
Banca Popolare dell’Etruria e del Lazio Scrl	7,890	39,236
COFIDE SpA(a)	52,245	52,795
Danieli SpA RNC	2,525	33,406
Geox SpA	5,355	34,854
Gruppo Coin SpA(a)	7,320	52,412
Gruppo Editoriale L’Espresso SpA(a)	25,655	77,520
Hera SpA	35,375	75,164
Impregilo SpA	12,885	40,347
Indesit Co. SpA(a)	4,105	55,619
Interpump Group SpA(a)	9,445	47,471
KME Group SpA	24,150	9,264
Piaggio & C. SpA	16,270	51,325
Pirelli & C. Real Estate SpA(a)	22,515	12,574
Premafin Finanziaria SpA(a)	12,875	17,513
Prysmian SpA	4,270	77,215
SAES Getters SpA(a)	1,040	6,848
Seat Pagine Gialle SpA(a)	1,780	407
Societa Cattolica di Assicurazioni Scrl(a)	2,225	69,938
Societa Iniziative Autostradali e Servizi SpA	5,670	52,397
Sorin SpA(a)	30,805	61,030
Tiscali SpA(a)	71,713	15,333

		1,036,962
JAPAN—18.99%
Adeka Corp.	12,500	118,604
Aeon Delight Co. Ltd.	500	9,680
Akebono Brake Industry Co. Ltd.	8,500	45,027
Aloka Co. Ltd.	2,000	19,381
Amano Corp.	7,000	68,057
AS ONE Corp.	500	8,744
Bank of Okinawa Ltd. (The)	2,500	103,048
Best Denki Co. Ltd.(a)	2,500	7,393
Chuetsu Pulp & Paper Co. Ltd.	5,000	9,361
CMK Corp.(a)	1,500	11,105
CSK Holdings Corp.(a)	1,000	5,085
Daibiru Corp.	4,500	43,176
Daiei Inc. (The)(a)(b)	2,500	11,648

Daifuku Co. Ltd.	5,000	37,602
Daihen Corp.	10,000	44,463
Daio Paper Corp.	5,000	41,325
Daiseki Co. Ltd.	1,500	32,996
Daiwabo Holdings Co. Ltd.	5,000	13,456
Denyo Co. Ltd.	1,500	11,648
Doutor Nichires Holdings Co. Ltd.	7,000	104,765
Duskin Co. Ltd.	3,500	60,946
eAccess Ltd.	95	75,790
EDION Corp.	4,000	40,974
Eighteenth Bank Ltd. (The)	20,000	56,164
ESPEC Corp.	4,500	38,294
Foster Electric Co. Ltd.	2,000	57,058
FP Corp.	1,000	46,059
Fuji Soft Inc.	2,500	44,011
Furukawa Co. Ltd.(a)	25,000	31,114
Furuno Electric Co. Ltd.	4,500	27,715
Futaba Industrial Co. Ltd.(a)	4,000	32,422
Fuyo General Lease Co. Ltd.	2,000	57,994
GEO Corp.	45	48,920
GMO Internet Inc.	3,500	14,445
Goldcrest Co. Ltd.	1,450	39,670
Gourmet Kineya Co. Ltd.	5,000	27,550
Hanwa Co. Ltd.	15,000	64,461
Heiwa Real Estate Co. Ltd.	17,500	55,287
Hitachi Kokusai Electric Inc.	5,000	52,548
Hitachi Zosen Corp.(a)	32,500	46,325
Hogy Medical Co. Ltd.	1,000	50,154
Honeys Co. Ltd.	2,400	24,329
HORIBA Ltd.	2,000	59,440
Hosiden Corp.	4,500	57,345
Inaba Denki Sangyo Co. Ltd.	4,500	111,291
Iseki & Co. Ltd.(a)	5,000	15,903
Japan Airport Terminal Co. Ltd.	4,000	63,908
Japan Digital Laboratory Co. Ltd.	9,500	116,009
Japan Securities Finance Co. Ltd.	8,000	57,441
Japan Transcity Corp.	15,000	49,463
Joshin Denki Co. Ltd.	5,000	48,718
Juki Corp.(a)	10,000	19,466
JVC KENWOOD Holdings Inc.(a)	30,000	16,275
Kadokawa Group Holdings Inc.	2,500	57,707
Kakaku.com Inc.	5	18,881
Kanematsu Corp.(a)	35,000	32,018
Kayaba Industry Co. Ltd.(a)	10,000	38,294
Kenedix Inc.(a)	30	10,563
Kisoji Co. Ltd.	7,500	154,212
Kiyo Holdings Inc.	60,000	78,502
Komori Corp.	3,500	46,463
K’s Holdings Corp.	3,000	79,811
Kureha Corp.	25,000	123,657
Kyoei Steel Ltd.	1,000	18,541

Kyoritsu Maintenance Co. Ltd.	500	8,223
Kyowa Exeo Corp.	5,000	41,113
Makino Milling Machine Co. Ltd.(a)	5,000	35,049
Mars Engineering Corp.	1,000	19,774
Marusan Securities Co. Ltd.	7,500	45,713
Matsuya Co. Ltd.(a)	1,000	10,648
Megachips Corp.	1,500	22,131
Meitec Corp.	4,000	83,948
Mikuni Coca-Cola Bottling Co. Ltd.	15,000	118,711
Mitsubishi Paper Mills Ltd.	40,000	50,633
Mitsubishi Steel Manufacturing Co. Ltd.(a)	10,000	24,891
Nachi-Fujikoshi Corp.	15,000	45,474
Nagaileben Co. Ltd.	500	11,329
Net One Systems Co. Ltd.	15	21,716
Nichi-Iko Pharmaceutical Co. Ltd.	1,500	47,197
Nifco Inc.	5,000	111,956
Nihon Dempa Kogyo Co. Ltd.	1,500	32,821
Nihon Kohden Corp.	3,000	57,600
Nihon Unisys Ltd.	4,500	36,092
Nippon Carbon Co. Ltd.	10,000	36,379
Nippon Chemiphar Co. Ltd.	5,000	15,264
Nippon Coke & Engineering Co. Ltd.	27,500	51,776
Nippon Denko Co. Ltd.	5,000	35,581
Nippon Yakin Kogyo Co. Ltd.(a)	5,000	18,668
Nissin Kogyo Co. Ltd.	3,000	49,048
NOF Corp.	20,000	78,290
Noritz Corp.	5,500	84,246
Oita Bank Ltd. (The)	15,000	52,654
Okumura Corp.	20,000	68,078
Onoken Co. Ltd.	3,500	31,720
Orient Corp.(a)(b)	12,500	11,302
Osaki Electric Co. Ltd.	5,000	47,654
OSG Corp.	5,000	59,409
Parco Co. Ltd.	5,000	44,623
PARK24 Co. Ltd.	4,000	44,931
Pioneer Corp.(a)	11,000	41,889
Right On Co. Ltd.	2,000	16,105
Ringer Hut Co. Ltd.(b)	4,000	45,229
Risa Partners Inc.	15	9,573
Rohto Pharmaceutical Co. Ltd.	5,000	54,728
Round One Corp.	1,000	8,191
Ryosan Co. Ltd.	6,500	173,753
Sagami Chain Co. Ltd.(a)	5,000	31,592
Saizeriya Co. Ltd.	3,500	68,168
Sanken Electric Co. Ltd.(a)	10,000	39,889
Sankyu Inc.	15,000	68,291
Sanshin Electronics Co. Ltd.	2,000	18,743
Sanyo Special Steel Co. Ltd.(a)	10,000	44,251
Sawai Pharmaceutical Co. Ltd.(b)	500	38,241
Seiko Holdings Corp.(a)	5,000	11,914
Shibaura Mechatronics Corp.(a)	5,000	22,710

Shin Nippon Biomedical Laboratories Ltd.	2,000	13,403
Showa Corp.(a)	8,000	57,611
Sinfonia Technology Co. Ltd.	5,000	11,009
Star Micronics Co. Ltd.	2,500	31,087
Sumitomo Warehouse Co. Ltd. (The)	15,000	71,322
Tadano Ltd.	10,000	54,250
Tamura Corp.	10,000	33,401
Telepark Corp.	30	49,463
Toagosei Co. Ltd.	25,000	114,881
TOC Co. Ltd.	10,000	46,272
Toho Bank Ltd. (The)	35,000	110,201
Toho Holdings Co. Ltd.	3,000	47,995
Toho Zinc Co. Ltd.	10,000	47,867
Tokai Tokyo Financial Holdings Inc.	20,000	77,864
Tokyo Dome Corp.	10,000	28,720
Tokyo Kikai Seisakusho Ltd.(a)	10,000	12,445
Tokyo Ohka Kogyo Co. Ltd.	5,000	105,148
Tokyo Tomin Bank Ltd. (The)	2,000	24,359
Topcon Corp.(b)	8,000	45,612
Toyo Electric Manufacturing Co. Ltd.	5,000	32,231
Toyo Tanso Co. Ltd.	1,000	53,505
Trans Cosmos Inc.(a)	3,500	32,316
Wacom Co. Ltd.	15	23,439
Yachiyo Bank Ltd. (The)	1,500	32,310
Yamanashi Chuo Bank Ltd. (The)	20,000	88,076
Yodogawa Steel Works Ltd.	20,000	88,501

		6,593,899
NETHERLANDS—2.81%
Aalberts Industries NV	3,860	63,386
ASM International NV(a)	2,870	75,253
BinckBank NV	2,975	41,851
Crucell NV(a)	2,840	59,381
CSM NV CVA	3,487	113,130
Draka Holding NV(a)	1,395	27,341
Imtech NV	3,155	99,926
KAS Bank NV CVA	3,250	54,471
Koninklijke BAM Groep NV	3,135	23,723
Koninklijke Wessanen NV(a)	6,640	27,935
Mediq NV	3,640	67,807
Nutreco Holding NV	1,195	74,862
Royal Boskalis Westminster NV CVA	1,955	88,772
TomTom NV(a)(b)	2,185	17,716
USG People NV(a)	2,042	36,274
Wavin NV	7,805	15,723
Wereldhave NV	1,045	87,385

		974,936
NEW ZEALAND—0.74%
Fisher & Paykel Appliances Holdings Ltd.(a)	11,230	5,251
Freightways Ltd.	29,965	69,613

Goodman Property Trust	111,760	81,646
Infratil Ltd.	10,055	12,635
New Zealand Oil & Gas Ltd.	23,725	26,865
Nuplex Industries Ltd.	3,100	7,632
Tower Ltd.	35,870	52,672

		256,314
NORWAY—2.47%
Acergy SA	4,215	80,801
Aker ASA Class A	1,000	26,248
Atea ASA	3,936	32,327
DNO International ASA(a)	34,280	51,114
Fred Olsen Energy ASA	1,060	38,917
Frontline Ltd.(b)	1,850	67,984
Marine Harvest ASA(a)	81,455	75,936
Norske Skogindustrier ASA(a)	15,595	23,848
Norwegian Energy Co. ASA(a)	2,500	7,028
Norwegian Property ASA(a)	13,850	27,770
Petroleum Geo-Services ASA(a)	5,275	73,518
Pronova Biopharma ASA(a)	7,500	24,132
Prosafe Production Public Ltd.(a)	10,200	25,910
Prosafe SE	10,755	60,413
Schibsted ASA(a)	2,220	55,302
Sevan Marine ASA(a)	4,000	5,869
Subsea 7 Inc.(a)	3,500	69,169
TGS-NOPEC Geophysical Co. ASA(a)	3,710	71,560
Tomra Systems ASA	8,520	41,120

		858,966
PORTUGAL—0.42%
Banif SGPS SA Registered	10,485	13,244
Impresa SGPS SA(a)	8,220	16,832
Mota-Engil SGPS SA	13,025	46,882
Sonae Industria SGPS SA(a)	9,745	29,776
Sonae SGPS SA	36,930	40,560

		147,294
SINGAPORE—2.47%
Ascott Residence Trust	10,000	8,756
Banyan Tree Holdings Ltd.(a)	25,000	14,685
Biosensors International Group Ltd.(a)	65,000	37,469
CapitaRetail China Trust	45,000	41,045
CDL Hospitality Trusts	40,000	56,332
CH Offshore Ltd.	90,000	43,672
China Fishery Group Ltd.	43,200	69,665
China Hongxing Sports Ltd.(b)	165,000	16,856
China Sky Chemical Fibre Co. Ltd.(a)	100,000	14,229
CitySpring Infrastructure Trust	65,000	28,695
First Ship Lease Trust	25,000	11,037
Fortune REIT	15,000	6,994
Frasers Commercial Trust	155,000	16,400

Hyflux Ltd.	15,000	37,980
Indofood Agri Resources Ltd.(a)	15,000	26,269
Jurong Technologies Industrial Corp. Ltd.(c)	60,000	4
k1 Ventures Ltd.	440,000	52,975
Kim Eng Holdings Ltd.	23,737	35,507
KS Energy Services Ltd.(b)	30,000	30,209
Mapletree Logistics Trust	35,000	22,474
Midas Holdings Ltd.(b)	50,000	38,309
Parkway Life REIT	15,000	14,557
Raffles Education Corp. Ltd.	120,000	32,398
Singapore Airport Terminal Services Ltd.	5,000	10,289
Sound Global Ltd.	15,000	9,906
Straits Asia Resources Ltd.	25,000	37,396
Suntec REIT	95,000	96,355
Tat Hong Holdings Ltd.(b)	60,000	47,722

		858,185
SPAIN—3.77%
Abengoa SA	1,870	45,751
Almirall SA	3,970	43,180
Banco Pastor SA(b)	8,211	44,763
Banco Pastor SA New(b)	163	889
Bolsas y Mercados Espanoles(b)	2,520	69,661
Caja de Ahorros del Mediterraneo	4,325	34,562
Codere SA(a)	6,540	68,959
Construcciones y Auxiliar de Ferrocarriles SA	150	82,482
Ebro Puleva SA	6,177	114,985
FAES FARMA SA	7,871	32,444
FAES FARMA SA New(c)	655	2,700
General de Alquiler de Maquinaria SA(a)	1,790	6,545
Grupo Catalana Occidente SA	2,425	48,979
Grupo Empresarial ENCE SA(a)	12,680	46,786
Iberia Lineas Aereas de Espana SA(a)	21,130	70,997
Inmobiliaria Colonial SA(a)(b)	25,985	4,492
La Seda de Barcelona SA Class B(a)(c)	25,600	3,720
Miquel y Costas & Miquel SA	2,005	45,321
NH Hoteles SA(a)(b)	12,673	58,977
Obrascon Huarte Lain SA	2,837	81,235
Papeles y Cartones de Europa SA(a)	8,635	41,219
Prosegur Compania de Seguridad SA	2,125	98,610
Sol Melia SA	785	6,602
Tecnicas Reunidas SA	750	45,738
Tubacex SA	8,760	34,011
Tubos Reunidos SA	9,840	27,214
Viscofan SA	3,850	104,635
Zeltia SA(a)	8,620	43,554

		1,309,011
SWEDEN—4.43%
Avanza Bank Holding AB	3,305	111,708
Axis Communications AB	2,000	32,420

Billerud AB(a)	5,650	44,624
Castellum AB	7,725	70,338
D. Carnegie & Co. AB(c)	3,396	—
Elekta AB Class B	1,140	29,803
Eniro AB(a)	8,478	24,679
Getinge AB Class B	6,900	155,161
Hakon Invest AB	3,090	53,180
Hexagon AB Class B	6,000	96,225
Hoganas AB Class B	1,110	33,383
JM AB	3,000	48,941
Kinnevik Investment AB Class B	7,135	131,900
Kungsleden AB	6,510	41,492
Lindab International AB	3,500	39,835
Lundin Petroleum AB(a)	7,790	47,791
Meda AB Class A	6,500	62,771
Modern Times Group MTG AB Class B	1,800	110,504
Nibe Industrier AB Class B	1,960	22,849
Niscayah Group AB	15,680	29,419
Peab AB	5,480	33,567
Q-Med AB(a)	4,195	45,141
Ratos AB Class B	4,710	148,150
SAS AB(a)(b)	34,125	6,073
SAS AB New(a)(b)	102,375	18,078
TradeDoubler AB(a)	1,500	7,450
Trelleborg AB Class B(a)	12,510	91,470

		1,536,952
SWITZERLAND—5.40%
Aryzta AG	3,070	117,617
Bank Sarasin & Compagnie AG Class B Registered(a)	2,000	77,922
Banque Cantonale Vaudoise Registered	140	61,558
Basler Kantonalbank Participation Certificates	1,300	158,460
BB BIOTECH AG Registered	1,450	90,793
Bucher Industries AG Registered	450	55,478
Clariant AG Registered(a)	4,668	64,867
Dufry AG Registered(a)	156	13,458
Forbo Holding AG Registered(a)	150	62,720
Galenica Holding AG Registered(b)	175	68,141
Georg Fischer AG Registered(a)	120	42,857
Helvetia Holding AG	255	78,180
Kaba Holding AG Class B Registered	250	70,907
Kudelski SA Bearer	2,355	68,596
Kuoni Reisen Holding AG Class B Registered	160	56,735
Logitech International SA Registered(a)	5,620	92,694
Meyer Burger Technology AG(a)	1,220	30,217
Mobimo Holding AG Registered(a)	465	78,852
Panalpina Welttransport Holding AG Registered	710	64,282
Partners Group Holding AG	330	44,235
Petroplus Holdings AG(a)	1,560	28,045
PSP Swiss Property AG Registered(a)	2,108	125,639

Rieter Holding AG Registered(a)	230	70,302
Schmolz + Bickenbach AG Registered	880	30,122
Sulzer AG Registered	1,050	104,903
Valora Holding AG Registered	260	65,362
Vontobel Holding AG Registered	1,830	52,710

		1,875,652
UNITED KINGDOM—20.96%
Aberdeen Asset Management PLC	22,595	47,727
Aggreko PLC	8,920	167,118
Amlin PLC	14,935	86,023
Aquarius Platinum Ltd.	12,400	82,639
ARM Holdings PLC	40,640	159,433
Arriva PLC	7,775	91,041
Ashmore Group PLC	6,755	27,358
Ashtead Group PLC	28,975	52,777
AVEVA Group PLC	3,260	57,783
Babcock International Group PLC	8,350	74,768
Balfour Beatty PLC	19,571	83,009
Barratt Developments PLC(a)	29,370	56,059
Bellway PLC	5,035	58,109
Berkeley Group Holdings PLC (The) Units(a)	3,825	48,770
BlueBay Asset Management PLC	3,485	19,929
Bodycote PLC	7,256	24,801
Bovis Homes Group PLC(a)	6,840	44,590
Britvic PLC	9,480	69,738
BSS Group PLC (The)	9,140	43,258
BTG PLC(a)	9,235	24,907
Carillion PLC	20,195	106,088
Carpetright PLC	3,035	40,300
Catlin Group Ltd.	8,950	48,318
Cattles PLC(c)	22,848	3
Charter International PLC	4,710	58,216
Chemring Group PLC	1,795	100,257
Chloride Group PLC	15,480	71,557
Close Brothers Group PLC	6,805	76,089
Collins Stewart PLC	16,510	23,755
COLT Telecom Group SA(a)	7,470	14,224
Cookson Group PLC(a)	8,385	72,579
Croda International PLC	5,345	82,386
CSR PLC(a)	4,690	30,869
Dairy Crest Group PLC	6,105	33,575
Dana Petroleum PLC(a)	3,340	61,962
De La Rue PLC	3,762	52,631
Debenhams PLC(a)	28,295	31,096
Derwent London PLC	3,935	87,215
Dimension Data Holdings PLC	53,520	74,752
DS Smith PLC	17,630	36,484
DSG International PLC(a)	110,871	56,172
Dunelm Group PLC	5,635	33,552
easyJet PLC(a)	9,175	66,343

Enterprise Inns PLC(a)	15,085	29,486
Fidessa Group PLC	1,590	32,052
FirstGroup PLC	14,375	83,986
Galiform PLC(a)	28,710	35,354
Galliford Try PLC	5,387	31,148
GAME Group PLC (The)	16,415	23,894
Gem Diamonds Ltd.(a)	6,165	27,366
GKN PLC(a)	41,210	86,417
Go-Ahead Group PLC (The)	2,045	44,574
Greene King PLC	8,295	57,631
Halfords Group PLC	11,160	86,777
Henderson Group PLC	27,355	61,718
Heritage Oil PLC(a)	8,075	56,609
Hikma Pharmaceuticals PLC	5,670	54,676
Hiscox Ltd.	15,810	80,754
HMV Group PLC	28,725	31,635
Hochschild Mining PLC	2,360	9,013
Homeserve PLC	2,490	76,417
Hunting PLC	5,845	50,549
IG Group Holdings PLC	11,860	74,012
IMI PLC	8,770	95,712
Inchcape PLC(a)	149,700	78,824
Informa PLC	11,725	71,213
Intermediate Capital Group PLC	15,780	68,137
International Personal Finance PLC	7,925	32,922
Interserve PLC	6,320	21,427
Intertek Group PLC	4,615	105,182
Investec PLC	15,230	121,454
JD Wetherspoon PLC	9,525	78,875
JKX Oil & Gas PLC	5,865	23,520
John Wood Group PLC	10,885	61,879
Keller Group PLC	3,295	36,843
Kier Group PLC	1,985	34,637
Laird PLC	7,400	14,951
London Stock Exchange Group PLC	6,155	64,535
Marston’s PLC	30,491	47,464
Meggitt PLC	21,505	102,535
Melrose PLC	14,877	54,447
Michael Page International PLC	11,610	75,988
Micro Focus International PLC	4,905	39,491
Misys PLC(a)	17,465	62,582
Mitchells & Butlers PLC(a)	12,540	62,938
Mondi PLC	11,290	76,901
Morgan Crucible Co. PLC (The)	10,520	34,588
N Brown Group PLC	10,285	43,009
National Express Group PLC	16,900	62,394
Northern Foods PLC	28,195	23,736
Northumbrian Water Group PLC	5,435	22,478
Pace PLC	9,040	25,599
Persimmon PLC(a)	9,420	68,676
Petropavlovsk PLC	4,435	79,764

Premier Farnell PLC	18,500	67,564
Premier Foods PLC(a)	62,921	25,224
Premier Oil PLC(a)	3,900	75,933
Punch Taverns PLC(a)	13,425	18,278
QinetiQ Group PLC	17,855	34,845
Rathbone Brothers PLC	3,960	56,159
Redrow PLC(a)	11,990	27,364
Regus PLC	23,260	41,193
Rightmove PLC	3,305	35,184
RPS Group PLC	10,450	36,341
Savills PLC	9,095	47,458
SDL PLC(a)	4,105	28,526
Serco Group PLC	15,335	147,877
Shaftesbury PLC	12,957	77,407
Shanks Group PLC	13,240	20,995
SIG PLC(a)	13,023	26,292
SOCO International PLC(a)	2,335	58,257
Southern Cross Healthcare Ltd.(a)	9,705	11,587
Spectris PLC	5,085	70,089
Spirent Communications PLC	30,295	55,877
SSL International PLC	8,865	116,695
Stagecoach Group PLC	22,520	67,906
Taylor Wimpey PLC(a)	72,330	44,916
Travis Perkins PLC(a)	6,701	87,184
Trinity Mirror PLC(a)	10,680	25,763
Tullett Prebon PLC	9,500	51,316
UNITE Group PLC(a)	8,170	27,337
Victrex PLC	5,615	86,805
VT Group PLC	8,680	99,380
W.S. Atkins PLC	3,765	40,917
Weir Group PLC (The)	6,945	105,241
Wellstream Holdings PLC	2,910	26,725
WH Smith PLC	8,436	64,950
Xchanging PLC	6,445	20,648
Yell Group PLC(a)	51,620	43,457

		7,276,719

TOTAL COMMON STOCKS
(Cost: $37,603,799)		34,467,646

Security	Shares	Value

PREFERRED STOCKS—0.20%

GERMANY—0.20%
ProSiebenSat.1 Media AG	3,645	68,821

		68,821

TOTAL PREFERRED STOCKS
(Cost: $14,246)		68,821

Security	Shares	Value

RIGHTS—0.01%

FRANCE—0.01%
Technicolor(a)	15,430	3,447

		3,447

TOTAL RIGHTS
(Cost: $4,199)		3,447

Security	Shares	Value

WARRANTS—0.00%

FRANCE—0.00%
Technicolor (Expires 5/12/10)(a)(b)(c)	15,430	2

		2
HONG KONG—0.00%
HKC (Holdings) Ltd. (Expires 5/26/11)(a)(c)	15,378	151

		151

TOTAL WARRANTS
(Cost: $0)		153

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.42%

MONEY MARKET FUNDS—2.42%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%(d)(e)(f)	699,458	699,458
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%(d)(e)(f)	128,985	128,985
BlackRock Cash Funds: Treasury, SL Agency Shares
0.10%(d)(e)	11,836	11,836

		840,279

TOTAL SHORT-TERM INVESTMENTS
(Cost: $840,279)		840,279

TOTAL INVESTMENTS IN SECURITIES—101.90%
(Cost: $38,462,523)	35,380,346
Other Assets, Less Liabilities—(1.90)%	(659,219)

NET ASSETS—100.00%	$34,721,127

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE/XINHUA CHINA 25 INDEX FUND

April 30, 2010

Security	Shares	Value

COMMON STOCKS—99.67%

AIRLINES—1.96%
Air China Ltd. Class H(a)	143,856,000	$162,866,336

		162,866,336
BANKS—31.82%
Bank of China Ltd. Class H	642,024,000	337,385,102
Bank of Communications Co. Ltd. Class H(b)	279,720,000	325,331,221
China CITIC Bank Class H	402,264,000	269,937,588
China Construction Bank Corp. Class H	897,768,000	742,358,389
China Merchants Bank Co. Ltd. Class H(b)	130,536,075	326,172,057
Industrial and Commercial Bank of China Ltd. Class H	875,124,000	650,369,071

		2,651,553,428
COAL—7.24%
China Coal Energy Co. Class H	178,488,000	276,789,738
China Shenhua Energy Co. Ltd. Class H	74,592,000	326,652,242

		603,441,980
ELECTRIC—0.73%
Datang International Power Generation Co. Ltd. Class H(b)	143,856,000	61,144,359

		61,144,359
ELECTRICAL COMPONENTS & EQUIPMENT—3.20%
BYD Co. Ltd. Class H(b)	29,304,000	266,279,907

		266,279,907
ENGINEERING & CONSTRUCTION—3.74%
China Communications Construction Co. Ltd. Class H	193,140,000	185,080,061
China Railway Group Ltd. Class H(a)	181,152,000	126,927,728

		312,007,789
INSURANCE—12.94%
China Life Insurance Co. Ltd. Class H	125,208,000	576,530,912
China Pacific Insurance (Group) Co. Ltd. Class H	37,828,800	158,107,234
Ping An Insurance (Group) Co. of China Ltd. Class H(b)	39,294,000	343,392,311

		1,078,030,457
MINING—3.70%
Aluminum Corp. of China Ltd. Class H(a)(b)	170,496,000	169,968,965
Zijin Mining Group Co. Ltd. Class H	173,160,000	138,278,206

		308,247,171
OIL & GAS—14.19%
China Petroleum & Chemical Corp. Class H	407,592,000	330,210,418
CNOOC Ltd.	289,044,000	515,245,875
PetroChina Co. Ltd. Class H	287,712,000	337,220,402

		1,182,676,695

TELECOMMUNICATIONS—18.39%
China Mobile Ltd.	83,916,000	834,944,745
China Telecom Corp. Ltd. Class H	671,328,000	313,009,708
China Unicom (Hong Kong) Ltd.(b)	303,696,000	384,118,330

		1,532,072,783
TRANSPORTATION—1.76%
China COSCO Holdings Co. Ltd. Class H(b)	111,888,000	146,417,063

		146,417,063

TOTAL COMMON STOCKS
(Cost: $7,971,924,269)		8,304,737,968

Security	Shares	Value

SHORT-TERM INVESTMENTS—6.11%

MONEY MARKET FUNDS—6.11%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%(c)(d)(e)	428,971,931	428,971,931
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%(c)(d)(e)	79,105,535	79,105,535
BlackRock Cash Funds: Treasury, SL Agency Shares
0.10%(c)(d)	1,098,512	1,098,512

		509,175,978

TOTAL SHORT-TERM INVESTMENTS
(Cost: $509,175,978)		509,175,978

TOTAL INVESTMENTS IN SECURITIES—105.78%
(Cost: $8,481,100,247)		8,813,913,946
Other Assets, Less Liabilities—(5.78)%		(481,823,373)

NET ASSETS—100.00%		$8,332,090,573

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI INDEX FUND

April 30, 2010

Security	Shares	Value

COMMON STOCKS—98.24%

AUSTRALIA—3.31%
AMP Ltd.	198,039	$1,153,997
ASX Ltd.	35,242	1,081,909
Australia and New Zealand Banking Group Ltd.	102,307	2,304,626
BHP Billiton Ltd.	138,087	5,237,935
BlueScope Steel Ltd.(a)	351,368	866,738
Brambles Ltd.	152,277	1,029,084
Commonwealth Bank of Australia	50,233	2,735,892
CSL Ltd.	46,814	1,411,453
Fortescue Metals Group Ltd.(a)	104,937	447,377
Foster’s Group Ltd.	300,609	1,522,231
Macquarie Group Ltd.	26,037	1,218,856
National Australia Bank Ltd.	68,117	1,775,388
Newcrest Mining Ltd.	39,588	1,219,383
Orica Ltd.	55,509	1,366,686
QBE Insurance Group Ltd.	54,967	1,079,603
Rio Tinto Ltd.	28,729	1,928,126
Santos Ltd.	135,754	1,748,914
Suncorp-Metway Ltd.	120,737	1,014,864
Telstra Corp. Ltd.	321,386	951,336
Wesfarmers Ltd.	66,539	1,814,159
Westfield Group	85,212	1,024,809
Westpac Banking Corp.	81,793	2,070,927
Woodside Petroleum Ltd.	34,470	1,456,722
Woolworths Ltd.	59,175	1,492,751

		37,953,766
AUSTRIA—0.21%
Erste Group Bank AG	18,936	851,025
OMV AG	11,600	417,526
Telekom Austria AG	18,464	245,016
voestalpine AG	24,985	943,817

		2,457,384
BELGIUM—0.27%
Anheuser-Busch InBev NV	44,523	2,166,720
Groupe Bruxelles Lambert SA	11,046	935,876

		3,102,596
BRAZIL—0.74%
Companhia Siderurgica Nacional SA SP ADR	50,068	933,768
Itau Unibanco Holding SA SP ADR	179,947	3,901,251
Petroleo Brasileiro SA SP ADR	52,600	2,231,818
Vale SA SP ADR	46,292	1,417,924

		8,484,761
CANADA—4.33%
Bank of Montreal	28,930	1,802,037
Bank of Nova Scotia	39,450	2,016,805
Barrick Gold Corp.	44,447	1,944,021

Brookfield Asset Management Inc. Class A	42,869	1,091,142
Cameco Corp.	37,346	923,280
Canadian Imperial Bank of Commerce	21,566	1,587,561
Canadian National Railway Co.	31,297	1,878,407
Canadian Natural Resources Ltd.	26,826	2,071,973
Canadian Pacific Railway Ltd.	18,936	1,119,502
Cenovus Energy Inc.	26,702	787,470
Enbridge Inc.	33,401	1,626,767
EnCana Corp.	26,830	890,051
Genworth MI Canada Inc.	31,560	895,527
Goldcorp Inc.	38,661	1,676,067
Husky Energy Inc.	33,401	946,777
IAMGOLD Corp.	54,704	981,901
Imperial Oil Ltd.	24,459	1,029,942
Ivanhoe Mines Ltd.(a)	12,361	197,342
Kinross Gold Corp.	53,389	1,022,606
Manulife Financial Corp.	59,438	1,075,089
Nexen Inc.	47,077	1,148,049
Penn West Energy Trust	54,704	1,105,584
Potash Corp. of Saskatchewan Inc.	13,150	1,457,101
Power Corp. of Canada	39,713	1,104,914
Research In Motion Ltd.(a)	24,459	1,748,365
Rogers Communications Inc. Class B	31,584	1,129,147
Royal Bank of Canada	47,603	2,894,672
Shaw Communications Inc. Class B	64,698	1,219,415
SNC-Lavalin Group Inc.	30,508	1,519,301
Sun Life Financial Inc.	28,141	829,907
Suncor Energy Inc.	80,550	2,763,600
Talisman Energy Inc.	91,787	1,566,863
Teck Resources Ltd. Class B(a)	37,346	1,471,938
Thomson Reuters Corp.	15,069	544,528
Toronto-Dominion Bank (The)	31,560	2,352,550
TransCanada Corp.	33,927	1,200,517

		49,620,718
CHILE—0.21%
LAN Airlines SA SP ADR	129,191	2,459,797

		2,459,797
CHINA—1.92%
Bank of China Ltd. Class H	3,156,000	1,658,485
China Communications Construction Co. Ltd. Class H	526,000	504,050
China Construction Bank Corp. Class H	1,578,000	1,304,838
China COSCO Holdings Co. Ltd. Class H(b)	526,000	688,326
China Life Insurance Co. Ltd. Class H	526,000	2,422,012
China Mengniu Dairy Co. Ltd.(a)(b)	263,000	801,127
China Mobile Ltd.	263,000	2,616,789
China Petroleum & Chemical Corp. Class H	1,578,000	1,278,416
China Shenhua Energy Co. Ltd. Class H	263,000	1,151,726
China Shipping Container Lines Co. Ltd. Class H(a)(b)	2,367,000	1,009,115
CNOOC Ltd.	1,315,000	2,344,101
Fushan International Energy Group Ltd.	526,000	376,682
Industrial and Commercial Bank of China Ltd. Class H	3,156,000	2,345,456

PetroChina Co. Ltd. Class H	1,052,000	1,233,024
Ping An Insurance (Group) Co. of China Ltd. Class H	163,500	1,428,835
Shimao Property Holdings Ltd.	526,000	823,823

		21,986,805
COLOMBIA—0.02%
Bancolombia SA SP ADR	5,523	258,145

		258,145
CZECH REPUBLIC—0.20%
CEZ AS	17,908	859,236
Komercni Banka AS	6,844	1,418,615

		2,277,851
DENMARK—0.31%
Danske Bank A/S(a)	38,398	1,010,465
Novo Nordisk A/S Class B	20,251	1,664,233
Vestas Wind Systems A/S(a)	13,939	852,161

		3,526,859
EGYPT—0.12%
Orascom Construction Industries Co. SP GDR(b)	13,256	637,614
Orascom Telecom Holding SAE SP GDR(b)(c)	38,664	237,397
Orascom Telecom Holding SAE SP GDR Registered(b)(d)	77,371	475,058

		1,350,069
FINLAND—0.47%
Fortum OYJ	31,823	824,266
Metso OYJ	29,193	1,135,770
Nokia OYJ	80,478	979,654
Sampo OYJ Class A	50,759	1,251,971
UPM-Kymmene OYJ	80,478	1,162,102

		5,353,763
FRANCE—4.06%
Accor SA	17,884	1,022,279
Alcatel-Lucent(a)	230,125	738,650
ALSTOM	11,572	684,401
ArcelorMittal	36,820	1,452,086
AXA	53,965	1,083,494
BNP Paribas	36,440	2,525,826
Bouygues SA	18,410	917,223
Cap Gemini SA	23,933	1,214,188
Carrefour SA	23,144	1,133,693
Compagnie de Saint-Gobain	22,629	1,125,767
Compagnie Generale de Geophysique-Veritas(a)	37,346	1,126,471
Compagnie Generale des Etablissements Michelin Class B	14,202	1,036,148
Credit Agricole SA	67,070	964,923
Danone SA	24,503	1,445,919
Essilor International SA	23,144	1,413,577
France Telecom SA	71,536	1,564,213
GDF Suez	37,619	1,340,289
Lafarge SA	9,534	697,229

L’Air Liquide SA	10,265	1,198,779
L’Oreal SA	10,520	1,095,394
LVMH Moet Hennessy Louis Vuitton SA	12,361	1,427,285
Pernod Ricard SA	14,513	1,234,057
PPR SA	9,468	1,277,167
PSA Peugeot Citroen SA(a)	17,621	525,998
Renault SA(a)	16,306	767,734
Sanofi-Aventis	39,450	2,709,809
Schneider Electric SA	11,572	1,322,180
SES SA FDR	56,019	1,286,367
Societe Generale	20,539	1,103,311
Suez Environnement SA	14,745	319,769
Technip SA	17,884	1,438,657
Total SA	78,637	4,283,810
Unibail-Rodamco SE	5,260	996,639
Vallourec SA	6,049	1,210,077
Veolia Environnement(b)	16,569	523,125
Vinci SA	19,462	1,090,096
Vivendi SA	47,077	1,239,400

		46,536,030
GERMANY—3.00%
Adidas AG	22,618	1,328,069
Allianz SE Registered	18,673	2,148,167
BASF SE	28,930	1,691,769
Bayer AG	30,771	1,966,972
Bayerische Motoren Werke AG	24,985	1,233,507
Commerzbank AG(a)(b)	86,001	678,560
Daimler AG Registered	42,080	2,171,764
Deutsche Bank AG Registered	22,881	1,589,944
Deutsche Boerse AG	9,731	757,439
Deutsche Post AG Registered	46,025	748,747
Deutsche Telekom AG Registered	100,992	1,313,163
E.ON AG	65,487	2,417,196
Fresenius Medical Care AG & Co. KGaA	25,774	1,395,491
HeidelbergCement AG	7,627	474,255
K+S AG	18,147	1,045,516
Linde AG	10,520	1,261,011
MAN SE	9,994	946,010
Merck KGaA	10,520	865,293
METRO AG	15,517	931,646
Muenchener Rueckversicherungs-Gesellschaft AG Registered(b)	8,942	1,262,689
RWE AG(b)	17,884	1,470,997
SAP AG	39,976	1,925,507
Siemens AG Registered	36,557	3,613,520
SolarWorld AG(b)	18,673	270,259
ThyssenKrupp AG	27,615	904,004

		34,411,495
GREECE—0.09%
National Bank of Greece SA SP ADR	304,634	993,107

		993,107

HONG KONG—1.26%
China Travel International Investment Hong Kong Ltd.(b)	2,630,000	660,549
Esprit Holdings Ltd.	107,116	782,261
Fosun International Ltd.	657,500	519,124
Hang Lung Properties Ltd.	526,000	1,930,835
Hang Seng Bank Ltd.	78,900	1,087,365
Henderson Land Development Co. Ltd.	263,000	1,688,634
Hong Kong and China Gas Co. Ltd. (The)	526,400	1,288,202
New World Development Co. Ltd.	526,000	952,545
Swire Pacific Ltd. Class A	263,000	2,979,244
Swire Properties Ltd.(a)(d)	25,100	67,082
Tencent Holdings Ltd.	52,600	1,107,012
Wharf (Holdings) Ltd. (The)	263,000	1,444,738

		14,507,591
HUNGARY—0.23%
OTP Bank Nyrt(a)	35,177	1,254,317
Richter Gedeon Nyrt	6,350	1,355,705

		2,610,022
INDIA—0.97%
HDFC Bank Ltd. SP ADR	21,063	3,140,915
ICICI Bank Ltd. SP ADR	43,925	1,867,691
Infosys Technologies Ltd. SP ADR	41,581	2,489,870
Reliance Industries Ltd. SP GDR(e)	40,508	1,879,571
Wipro Ltd. SP ADR(b)	75,774	1,701,884

		11,079,931
INDONESIA—0.39%
PT Astra International Tbk	394,500	2,063,532
PT Bank Central Asia Tbk	3,945,000	2,385,206

		4,448,738
IRELAND—0.04%
Elan Corp. PLC(a)	71,010	485,311

		485,311
ISRAEL—0.40%
Israel Chemicals Ltd.	87,918	1,064,454
Teva Pharmaceutical Industries Ltd.	59,730	3,522,652

		4,587,106
ITALY—1.19%
Assicurazioni Generali SpA	30,685	650,765
Atlantia SpA	31,390	669,890
Banco Popolare SpA(a)	85,640	552,845
Enel SpA	220,985	1,161,374
Eni SpA	70,895	1,589,317
Finmeccanica SpA	72,260	929,579
Intesa Sanpaolo SpA(a)	146,441	486,301
Mediobanca SpA(a)	116,252	1,078,930
Saipem SpA	31,674	1,188,916

Snam Rete Gas SpA	524,104	2,493,070
Telecom Italia SpA	514,900	720,922
UniCredit SpA(a)	470,280	1,246,864
Unione di Banche Italiane ScpA	73,851	918,132

		13,686,905
JAPAN—8.90%
Acom Co. Ltd.(b)	52,600	831,999
AEON Co. Ltd.	105,200	1,209,671
AEON Credit Service Co. Ltd.	78,900	861,094
Aisin Seiki Co. Ltd.	52,600	1,605,248
Asahi Breweries Ltd.	52,600	947,259
Astellas Pharma Inc.	52,600	1,849,197
Bank of Yokohama Ltd. (The)	263,000	1,373,609
Bridgestone Corp.	78,900	1,321,015
Canon Inc.	52,600	2,436,688
Chubu Electric Power Co. Inc.	52,600	1,221,981
Dai-ichi Life Insurance Co. Ltd. (The)	263	449,011
Daiichi Sankyo Co. Ltd.	52,600	916,486
Daikin Industries Ltd.	52,600	2,003,063
Denso Corp.	52,600	1,547,059
Eisai Co. Ltd.	52,600	1,804,436
FUJIFILM Holdings Corp.	52,600	1,812,828
Fujitsu Ltd.	263,000	1,860,387
Hitachi Ltd.(a)	265,000	1,178,279
Honda Motor Co. Ltd.	52,600	1,798,841
Hoya Corp.	52,600	1,460,894
Japan Prime Realty Investment Corp.	526	1,258,349
JFE Holdings Inc.	52,600	1,893,958
JX Holdings Inc.	279,380	1,557,229
Kansai Electric Power Co. Inc. (The)	78,900	1,754,919
Kobe Steel Ltd.	526,000	1,186,172
Komatsu Ltd.	78,900	1,599,653
Kyocera Corp.	26,300	2,654,898
Marubeni Corp.	263,000	1,566,642
Mitsubishi Chemical Holdings Corp.	263,000	1,407,180
Mitsubishi Corp.	52,600	1,255,551
Mitsubishi Heavy Industries Ltd.	526,000	2,126,157
Mitsubishi Motors Corp.(a)(b)	526,000	721,774
Mitsubishi UFJ Financial Group Inc.	552,300	2,902,204
Mitsubishi UFJ Lease & Finance Co. Ltd.	26,300	1,022,514
Mizuho Financial Group Inc.	710,100	1,374,728
Murata Manufacturing Co. Ltd.	26,300	1,566,642
NEC Corp.	393,000	1,304,287
Nippon Steel Corp.	263,000	939,985
Nippon Telegraph and Telephone Corp.	27,400	1,114,828
Nissan Motor Co. Ltd.(a)	157,800	1,381,442
Nitto Denko Corp.	52,600	2,067,408
Nomura Holdings Inc.	184,100	1,282,688
NTT DoCoMo Inc.	789	1,228,695
ORIX Corp.	10,520	967,961
Panasonic Corp.	26,300	386,625
SBI Holdings Inc.	4,734	1,027,269

Secom Co. Ltd.	26,300	1,144,208
Seven & I Holdings Co. Ltd.	52,600	1,346,752
Shin-Etsu Chemical Co. Ltd.	26,300	1,524,678
SoftBank Corp.	52,600	1,180,576
Sony Corp.	52,600	1,829,614
Sumitomo Chemical Co. Ltd.	263,000	1,247,718
Sumitomo Corp.	105,200	1,277,932
Sumitomo Electric Industries Ltd.	105,200	1,304,789
Sumitomo Metal Industries Ltd.	526,000	1,437,953
Sumitomo Mitsui Financial Group Inc.	52,600	1,745,687
Sumitomo Trust and Banking Co. Ltd. (The)	263,000	1,594,618
Suzuki Motor Corp.	52,600	1,112,875
T&D Holdings Inc.	39,450	1,031,886
Takeda Pharmaceutical Co. Ltd.	26,300	1,133,018
TDK Corp.	26,300	1,698,128
Terumo Corp.	26,300	1,344,235
Tokio Marine Holdings Inc.	52,600	1,573,356
Tokyo Electric Power Co. Inc. (The)	52,600	1,318,777
Tokyo Electron Ltd.	26,300	1,737,294
Toray Industries Inc.	263,000	1,519,083
Toshiba Corp.(a)	263,000	1,533,071
Toyota Motor Corp.	131,500	5,126,556
Yamada Denki Co. Ltd.	15,780	1,233,730

		102,035,337
MEXICO—0.67%
America Movil SAB de CV Series L	473,400	1,228,331
Cemex SAB de CV CPO(a)	533,191	640,802
Fomento Economico Mexicano SAB de CV BD Units	368,200	1,755,316
Grupo Televisa SA CPO	289,300	1,210,057
Telefonos de Mexico SAB de CV Series L	815,300	632,374
Telmex Internacional SAB de CV Series L	815,300	784,810
Wal-Mart de Mexico SAB de CV Series V	631,200	1,476,985

		7,728,675
NETHERLANDS—1.31%
AEGON NV(a)	97,836	692,717
Akzo Nobel NV	17,884	1,061,991
Heineken NV	23,144	1,082,609
ING Groep NV CVA(a)	151,087	1,353,817
Koninklijke Ahold NV	107,304	1,472,424
Koninklijke DSM NV	32,349	1,447,812
Koninklijke KPN NV	77,059	1,151,667
Koninklijke Philips Electronics NV	55,756	1,885,278
Reed Elsevier NV	79,689	953,626
TNT NV	37,902	1,163,149
Unilever NV CVA	56,224	1,718,692
Wolters Kluwer NV	48,392	992,191

		14,975,973
NORWAY—0.34%
DnB NOR ASA	105,687	1,260,885
Orkla ASA	125,094	1,054,966

Statoil ASA	28,406	688,371
Telenor ASA(a)	60,874	870,056

		3,874,278
PERU—0.14%
Compania de Minas Buenaventura SA SP ADR	38,398	1,262,910
Credicorp Ltd.	3,945	342,663

		1,605,573
PHILIPPINE ISLANDS—0.02%
Philippine Long Distance Telephone Co.	5,260	294,588

		294,588
POLAND—0.02%
KGHM Polska Miedz SA	6,838	256,453

		256,453
PORTUGAL—0.13%
BRISA - Auto-estradas de Portugal SA	94,154	665,144
Energias de Portugal SA	228,243	816,067

		1,481,211
RUSSIA—0.81%
JSC MMC Norilsk Nickel SP ADR(a)	15,780	302,976
Mobile TeleSystems SP ADR	28,930	1,598,382
OAO Gazprom SP ADR	134,701	3,137,186
OAO NovaTek SP GDR(c)	13,939	1,059,364
OAO Tatneft SP ADR	31,213	955,118
Surgutneftegaz SP ADR	103,648	990,875
Uralkali SP GDR(a)(c)	19,725	425,074
VimpelCom Ltd. SP ADR	1,822	31,739
Wimm-Bill-Dann Foods OJSC SP ADR	34,716	755,073

		9,255,787
SINGAPORE—0.64%
CapitaLand Ltd.	526,000	1,443,146
Keppel Corp. Ltd.	263,000	1,888,372
Neptune Orient Lines Ltd.(b)	789,000	1,260,834
Singapore Exchange Ltd.	263,000	1,579,401
Singapore Telecommunications Ltd.	526,000	1,170,637

		7,342,390
SOUTH AFRICA—1.04%
FirstRand Ltd.	622,258	1,727,707
Gold Fields Ltd.	78,374	1,051,072
Impala Platinum Holdings Ltd.	34,453	987,027
MTN Group Ltd.	71,384	1,060,552
Naspers Ltd. Class N	56,808	2,316,126
Sanlam Ltd.	566,765	1,868,638
Sasol Ltd.	26,563	1,086,613
Standard Bank Group Ltd.	114,142	1,779,108

		11,876,843

SOUTH KOREA—1.75%
KB Financial Group Inc. SP ADR	46,611	2,274,617
Korea Electric Power Corp. SP ADR(a)	143,670	2,160,797
KT Corp. SP ADR	101,043	2,283,572
LG Display Co. Ltd. SP ADR	87,645	1,849,309
POSCO SP ADR	21,303	2,389,344
Samsung Electronics Co. Ltd. SP GDR(c)	13,150	5,039,737
Shinhan Financial Group Co. Ltd. SP ADR	31,630	2,692,978
SK Telecom Co. Ltd. SP ADR	73,640	1,363,076

		20,053,430
SPAIN—1.53%
Acciona SA	5,523	550,040
Actividades de Construcciones y Servicios SA	31,560	1,433,272
Banco Bilbao Vizcaya Argentaria SA	168,329	2,225,429
Banco de Sabadell SA(b)	168,799	857,375
Banco Popular Espanol SA	140,237	997,594
Banco Santander SA	282,783	3,590,823
Gamesa Corporacion Tecnologica SA	42,606	526,912
Iberdrola SA	168,057	1,338,507
Industria de Diseno Textil SA	26,563	1,646,948
Repsol YPF SA	57,597	1,357,449
Telefonica SA	134,393	3,042,293

		17,566,642
SWEDEN—1.07%
Atlas Copco AB Class A	85,738	1,393,364
Hennes & Mauritz AB Class B	24,459	1,567,028
Nordea Bank AB	146,242	1,436,475
Sandvik AB	84,160	1,219,104
Scania AB Class B	61,016	1,074,931
Svenska Handelsbanken AB Class A	46,814	1,320,733
Telefonaktiebolaget LM Ericsson Class B	154,123	1,792,425
TeliaSonera AB	179,892	1,235,911
Volvo AB Class B	97,310	1,223,658

		12,263,629
SWITZERLAND—2.69%
ABB Ltd. Registered(a)	96,636	1,869,073
Adecco SA Registered	22,932	1,350,818
Compagnie Financiere Richemont SA Class A Bearer Units	25,528	943,683
Credit Suisse Group AG Registered	44,226	2,038,991
GAM Holding Ltd.	19,480	243,410
Holcim Ltd. Registered(a)	21,630	1,622,250
Julius Baer Group Ltd.	15,272	527,720
Lindt & Spruengli AG Participation Certificates	526	1,168,618
Nestle SA Registered	137,023	6,717,686
Novartis AG Registered	75,481	3,854,572
Roche Holding AG Genusschein	30,508	4,813,925
Swiss Reinsurance Co. Registered	17,693	777,310
Syngenta AG Registered	4,535	1,154,364
UBS AG Registered(a)	153,329	2,399,499
Zurich Financial Services AG Registered	5,903	1,315,307

		30,797,226

TAIWAN—1.31%
AU Optronics Corp. SP ADR(b)	143,088	1,658,390
Chunghwa Telecom Co. Ltd. SP ADR	197,027	3,845,967
Hon Hai Precision Industry Co. Ltd. SP GDR(c)	124,399	1,255,186
Siliconware Precision Industries Co. Ltd. SP ADR	274,214	1,686,416
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	402,498	4,262,454
United Microelectronics Corp. SP ADR(a)(b)	660,686	2,338,828

		15,047,241
THAILAND—0.28%
Bangkok Bank PCL NVDR	448,580	1,615,193
Kasikornbank PCL NVDR	555,623	1,549,837

		3,165,030
TURKEY—0.12%
Asya Katilim Bankasi AS(a)	500,433	1,334,578

		1,334,578
UNITED KINGDOM—8.56%
3i Group PLC	141,795	590,996
Anglo American PLC(a)	45,925	1,972,129
AstraZeneca PLC	64,435	2,849,346
Aviva PLC	122,821	655,542
BAE Systems PLC	176,736	931,674
Barclays PLC	511,535	2,648,433
BG Group PLC	135,182	2,302,979
BHP Billiton PLC	90,485	2,805,335
BP PLC	802,676	7,070,685
British American Tobacco PLC	65,757	2,067,371
British Land Co. PLC	125,979	903,215
British Sky Broadcasting Group PLC	121,243	1,141,321
BT Group PLC	336,640	652,857
Carnival PLC	31,823	1,388,231
Centrica PLC	314,548	1,418,390
Compass Group PLC	218,290	1,784,231
Diageo PLC	89,946	1,535,086
Experian PLC	156,222	1,452,661
GlaxoSmithKline PLC	204,877	3,797,635
HSBC Holdings PLC	711,176	7,271,591
Imperial Tobacco Group PLC	39,976	1,142,404
International Power PLC	169,372	858,374
J Sainsbury PLC	186,204	964,200
Johnson Matthey PLC	33,664	898,130
Land Securities Group PLC	73,406	740,445
Legal & General Group PLC	561,505	736,994
Lloyds Banking Group PLC(a)	1,594,306	1,613,787
Lonmin PLC(a)	23,222	675,350
Man Group PLC	123,347	459,353
Marks & Spencer Group PLC	175,947	987,033
National Grid PLC	119,139	1,147,045
Old Mutual PLC(a)	569,395	1,013,606
Pearson PLC	105,463	1,696,597

Prudential PLC	114,405	1,014,786
Reckitt Benckiser Group PLC	24,196	1,260,322
Reed Elsevier PLC	120,191	946,528
Rio Tinto PLC	67,126	3,471,801
Rolls-Royce Group PLC(a)	156,485	1,384,447
Rolls-Royce Group PLC Class C(a)(d)	13,441,050	20,574
Royal Dutch Shell PLC Class A	144,387	4,525,097
Royal Dutch Shell PLC Class B	103,885	3,140,479
SABMiller PLC	61,016	1,919,250
Scottish & Southern Energy PLC	54,178	899,764
Shire PLC	69,432	1,533,564
Smith & Nephew PLC	101,518	1,055,088
Standard Chartered PLC	82,056	2,206,775
Standard Life PLC	310,866	951,654
Tesco PLC	321,123	2,138,879
Tomkins PLC	522,581	1,992,523
Unilever PLC	58,912	1,780,028
Vodafone Group PLC	2,269,690	5,049,606
Wm Morrison Supermarkets PLC	234,859	1,043,950
Wolseley PLC(a)	32,927	829,579
WPP PLC	116,772	1,247,585
Xstrata PLC	92,466	1,537,757

		98,123,062
UNITED STATES—43.17%
3M Co.	29,719	2,635,184
Abbott Laboratories	60,753	3,108,123
Accenture PLC Class A(b)	38,924	1,698,643
ACE Ltd.	22,881	1,217,040
Adobe Systems Inc.(a)	38,924	1,307,457
AES Corp. (The)(a)	70,484	813,385
Aetna Inc.	26,037	769,393
Aflac Inc.	21,303	1,085,601
Air Products and Chemicals Inc.	14,202	1,090,430
Alcoa Inc.	43,658	586,764
Allergan Inc.	20,514	1,306,537
Allstate Corp. (The)	28,930	945,143
Altria Group Inc.	94,154	1,995,123
Amazon.com Inc.(a)	17,884	2,451,181
American Electric Power Co. Inc.	31,297	1,073,487
American Express Co.	37,872	1,746,657
American Tower Corp. Class A(a)	34,190	1,395,294
Ameriprise Financial Inc.	24,985	1,158,305
Amgen Inc.(a)	50,233	2,881,365
Anadarko Petroleum Corp.	22,881	1,422,283
Apache Corp.	15,517	1,579,010
Apollo Group Inc. Class A(a)	11,572	664,349
Apple Inc.(a)	40,502	10,575,882
Applied Materials Inc.	74,692	1,029,256
Archer-Daniels-Midland Co.	30,245	845,045
AT&T Inc.	246,168	6,415,138
Automatic Data Processing Inc.	33,401	1,448,267
Avon Products Inc.	33,927	1,096,860

Baker Hughes Inc.	19,462	968,429
Bank of America Corp.	406,598	7,249,642
Bank of New York Mellon Corp. (The)	45,762	1,424,571
Baxter International Inc.	29,456	1,390,912
BB&T Corp.	40,502	1,346,286
Becton, Dickinson and Co.	14,465	1,104,692
Bed Bath & Beyond Inc.(a)	46,025	2,115,309
Berkshire Hathaway Inc. Class B(a)	21,489	1,654,653
Best Buy Co. Inc.	25,784	1,175,750
Biogen Idec Inc.(a)	20,777	1,106,375
Boeing Co. (The)	31,823	2,304,940
Boston Properties Inc.	8,520	671,887
Boston Scientific Corp.(a)	103,096	709,300
Bristol-Myers Squibb Co.	81,171	2,052,815
C.H. Robinson Worldwide Inc.	24,196	1,459,019
C.R. Bard Inc.	13,150	1,137,869
CA Inc.	57,071	1,301,790
Capital One Financial Corp.	27,615	1,198,767
Cardinal Health Inc.	21,829	757,248
CareFusion Corp.(a)	10,855	299,381
Carnival Corp.	32,349	1,348,953
Caterpillar Inc.	23,407	1,593,783
CBS Corp. Class B NVS	59,964	972,016
Celgene Corp.(a)	23,670	1,466,356
Charles Schwab Corp. (The)	66,539	1,283,537
Chesapeake Energy Corp.	31,297	744,869
Chevron Corp.	87,842	7,153,852
Chubb Corp.	25,248	1,334,862
Church & Dwight Co. Inc.	4,208	291,404
CIGNA Corp.	27,352	876,905
Cisco Systems Inc.(a)	253,532	6,825,081
Citigroup Inc.(a)	949,505	4,149,337
Clorox Co. (The)	4,471	289,274
CME Group Inc.	2,630	863,718
Coach Inc.	34,716	1,449,393
Coca-Cola Co. (The)	81,267	4,343,721
Cognizant Technology Solutions Corp. Class A(a)	35,505	1,817,146
Colgate-Palmolive Co.	23,670	1,990,647
Comcast Corp. Class A	44,973	887,767
ConAgra Foods Inc.	62,331	1,525,240
ConocoPhillips	66,539	3,938,443
CONSOL Energy Inc.	13,758	614,707
Consolidated Edison Inc.	4,471	202,089
Constellation Energy Group Inc.	16,043	567,120
Cooper Industries PLC(b)	17,984	883,014
Corning Inc.	75,481	1,453,009
Costco Wholesale Corp.	20,514	1,211,967
Coventry Health Care Inc.(a)	24,196	574,413
Covidien PLC	30,771	1,476,700
CSX Corp.	27,089	1,518,338
CVS Caremark Corp.	60,490	2,233,896
Danaher Corp.	17,358	1,462,932
Deere & Co.	16,306	975,425

Dell Inc.(a)	108,117	1,749,333
Devon Energy Corp.	19,199	1,292,669
DIRECTV Class A(a)	53,389	1,934,283
Dominion Resources Inc.	31,560	1,319,208
Dover Corp.	31,823	1,661,797
Dow Chemical Co. (The)	42,343	1,305,435
Dr Pepper Snapple Group Inc.	17,358	568,127
Duke Energy Corp.	75,481	1,266,571
E.I. du Pont de Nemours and Co.	36,557	1,456,431
Eaton Corp.	16,569	1,278,464
eBay Inc.(a)	49,707	1,183,524
Edison International	25,248	867,774
El Paso Corp.	82,845	1,002,424
Electronic Arts Inc.(a)	27,089	524,714
Eli Lilly and Co.	42,343	1,480,735
EMC Corp.(a)	104,674	1,989,853
Emerson Electric Co.	24,985	1,304,967
Entergy Corp.	12,098	983,446
EOG Resources Inc.	13,413	1,503,866
Equity Residential	31,648	1,432,705
Exelon Corp.	22,881	997,383
Expeditors International of Washington Inc.	31,297	1,275,040
Express Scripts Inc.(a)	18,936	1,896,062
Exxon Mobil Corp.	211,189	14,329,175
FedEx Corp.	14,991	1,349,340
Fifth Third Bancorp	106,778	1,592,060
FirstEnergy Corp.	18,410	697,187
Fluor Corp.	21,566	1,139,547
Ford Motor Co.(a)	133,604	1,739,524
FPL Group Inc.	20,251	1,054,065
Franklin Resources Inc.	13,150	1,520,666
Freeport-McMoRan Copper & Gold Inc.	19,199	1,450,100
Gap Inc. (The)	62,068	1,534,942
General Dynamics Corp.	15,517	1,184,878
General Electric Co.	423,167	7,980,930
General Mills Inc.	24,196	1,722,271
Genzyme Corp.(a)	17,884	952,144
Gilead Sciences Inc.(a)	40,502	1,606,714
Goldman Sachs Group Inc. (The)	20,098	2,918,230
Google Inc. Class A(a)	10,520	5,527,629
H.J. Heinz Co.	32,612	1,528,524
Halliburton Co.	42,869	1,313,935
Hartford Financial Services Group Inc. (The)	7,627	217,903
Hess Corp.	14,465	919,251
Hewlett-Packard Co.	117,824	6,123,313
Home Depot Inc. (The)	75,744	2,669,976
Honeywell International Inc.	27,615	1,310,884
Humana Inc.(a)	17,532	801,563
Illinois Tool Works Inc.	27,089	1,384,248
Ingersoll-Rand PLC	40,514	1,498,208
Intel Corp.	266,156	6,076,341
International Business Machines Corp.	53,389	6,887,181
International Game Technology	32,875	693,005

International Paper Co.	37,083	991,599
Intuit Inc.(a)	44,447	1,607,204
ITT Corp.	22,881	1,271,497
J.C. Penney Co. Inc.	28,667	836,216
J.M. Smucker Co. (The)	4,471	273,044
Jacobs Engineering Group Inc.(a)	17,095	824,321
Johnson & Johnson	98,099	6,307,766
Johnson Controls Inc.	39,187	1,316,291
JPMorgan Chase & Co.	153,066	6,517,550
Juniper Networks Inc.(a)	45,499	1,292,627
Kellogg Co.	25,248	1,387,125
Kimberly-Clark Corp.	21,303	1,305,022
Kohl’s Corp.(a)	28,667	1,576,398
Kraft Foods Inc. Class A	62,602	1,853,019
Kroger Co. (The)	49,970	1,110,833
L-3 Communications Holdings Inc.	12,098	1,132,010
Laboratory Corp. of America Holdings(a)	16,306	1,281,162
Legg Mason Inc.	18,936	600,082
Level 3 Communications Inc.(a)	192,516	300,325
Lincoln National Corp.	24,459	748,201
Lockheed Martin Corp.	14,465	1,227,934
Lowe’s Companies Inc.	69,695	1,890,128
Macy’s Inc.	53,652	1,244,726
Marathon Oil Corp.	34,979	1,124,575
Marriott International Inc. Class A	38,232	1,405,408
Marsh & McLennan Companies Inc.	52,600	1,273,972
MasterCard Inc. Class A	3,305	819,772
McDonald’s Corp.	44,447	3,137,514
McGraw-Hill Companies Inc. (The)	32,875	1,108,545
McKesson Corp.	22,618	1,465,873
Mead Johnson Nutrition Co. Class A	15,861	818,586
Medco Health Solutions Inc.(a)	27,089	1,596,084
Medtronic Inc.	46,814	2,045,304
MEMC Electronic Materials Inc.(a)	28,404	368,400
Merck & Co. Inc.	141,231	4,948,734
MetLife Inc.	19,468	887,351
Microsoft Corp.	355,839	10,867,323
Mirant Corp.(a)	26,826	312,791
Monsanto Co.	21,566	1,359,952
Moody’s Corp.	34,190	845,177
Morgan Stanley	50,160	1,515,835
Motorola Inc.(a)	142,283	1,005,941
Murphy Oil Corp.	17,095	1,028,264
National Oilwell Varco Inc.	22,092	972,711
Newmont Mining Corp.	30,245	1,696,140
News Corp. Class A NVS	69,958	1,078,752
Nike Inc. Class B	21,303	1,617,111
Noble Corp.(a)	27,615	1,090,516
Noble Energy Inc.	17,358	1,326,151
Norfolk Southern Corp.	24,196	1,435,549
Northern Trust Corp.	17,884	983,262
Northrop Grumman Corp.	16,306	1,106,036
NRG Energy Inc.(a)	32,928	795,870

NSTAR	7,364	269,522
Nucor Corp.	21,303	965,452
NVIDIA Corp.(a)	48,683	765,297
Occidental Petroleum Corp.	35,242	3,124,556
Omnicom Group Inc.	28,667	1,222,934
Oracle Corp.	170,687	4,410,552
Owens-Illinois Inc.(a)	24,196	857,506
PACCAR Inc.	31,560	1,468,171
Parker Hannifin Corp.	19,725	1,364,575
Paychex Inc.	39,976	1,223,266
Peabody Energy Corp.	23,670	1,105,862
PepsiCo Inc.	62,594	4,082,381
Pfizer Inc.	356,365	5,958,423
PG&E Corp.	34,716	1,520,561
Philip Morris International Inc.	94,154	4,621,078
PNC Financial Services Group Inc. (The)(f)	26,062	1,751,627
PPL Corp.	27,352	677,236
Praxair Inc.	16,043	1,343,922
Precision Castparts Corp.	11,046	1,417,644
Priceline.com Inc.(a)	1,578	413,515
Principal Financial Group Inc.	23,407	683,953
Procter & Gamble Co. (The)	123,347	7,667,250
Progressive Corp. (The)	73,114	1,468,860
Prudential Financial Inc.	18,147	1,153,423
Public Service Enterprise Group Inc.	28,141	904,170
Public Storage	17,621	1,707,651
QUALCOMM Inc.	75,744	2,934,323
Quest Diagnostics Inc.	25,774	1,473,242
Questar Corp.	24,196	1,160,198
Raytheon Co.	20,514	1,195,966
Regions Financial Corp.	26,037	230,167
Reynolds American Inc.	20,251	1,081,808
Safeway Inc.	42,080	993,088
SanDisk Corp.(a)	20,251	807,812
Schlumberger Ltd.	51,548	3,681,558
Seagate Technology(a)	59,964	1,101,539
Sempra Energy	23,933	1,177,025
Simon Property Group Inc.	16,045	1,428,326
SLM Corp.(a)	53,652	656,700
Smith International Inc.	21,829	1,042,553
Southern Co.	37,609	1,299,767
Southern Copper Corp.	8,416	257,361
Southwestern Energy Co.(a)	27,352	1,085,327
Spectra Energy Corp.	58,912	1,375,006
Sprint Nextel Corp.(a)	152,277	647,177
St. Jude Medical Inc.(a)	29,719	1,213,130
Staples Inc.	52,868	1,243,984
Starbucks Corp.	74,692	1,940,498
Starwood Hotels & Resorts Worldwide Inc.	27,615	1,505,294
State Street Corp.	19,199	835,156
Stryker Corp.	19,199	1,102,791
SunTrust Banks Inc.	29,193	864,113
Symantec Corp.(a)	73,114	1,226,122

T. Rowe Price Group Inc.	26,584	1,528,846
Target Corp.	34,453	1,959,342
Texas Instruments Inc.	68,380	1,778,564
Textron Inc.	52,337	1,195,377
TFS Financial Corp.	17,358	245,442
Thermo Fisher Scientific Inc.(a)	23,144	1,279,400
Time Warner Cable Inc.	12,645	711,281
Time Warner Inc.	50,535	1,671,698
TJX Companies Inc. (The)	44,184	2,047,487
Transocean Ltd.(a)	14,465	1,047,989
Travelers Companies Inc. (The)	27,615	1,401,185
Tyco Electronics Ltd.	34,716	1,115,078
Tyco International Ltd.	33,138	1,285,423
U.S. Bancorp	73,640	1,971,343
Ultra Petroleum Corp.(a)	17,621	841,755
Union Pacific Corp.	23,670	1,790,872
United Parcel Service Inc. Class B	23,670	1,636,544
United States Steel Corp.	12,361	675,652
United Technologies Corp.	28,667	2,148,592
UnitedHealth Group Inc.	53,448	1,620,009
Valero Energy Corp.	32,086	667,068
Varian Medical Systems Inc.(a)	24,985	1,408,654
VeriSign Inc.(a)	37,346	1,018,425
Verizon Communications Inc.	114,668	3,312,759
Viacom Inc. Class B NVS(a)	32,875	1,161,474
Visa Inc. Class A	13,732	1,239,038
Vornado Realty Trust	14,204	1,184,187
Walgreen Co.	45,499	1,599,290
Wal-Mart Stores Inc.	93,102	4,994,922
Walt Disney Co. (The)	72,325	2,664,453
Waste Management Inc.	40,239	1,395,489
Weatherford International Ltd.(a)(b)	39,976	723,965
WellPoint Inc.(a)	15,865	853,537
Wells Fargo & Co.	217,501	7,201,458
Western Union Co.	63,383	1,156,740
Weyerhaeuser Co.	20,514	1,015,853
Whirlpool Corp.	14,728	1,603,437
Williams Companies Inc. (The)	39,450	931,414
Xcel Energy Inc.	12,098	263,131
Xerox Corp.	91,787	1,000,478
XTO Energy Inc.	24,196	1,149,794
Yahoo! Inc.(a)	64,698	1,069,458
Yum! Brands Inc.	38,135	1,617,687
Zimmer Holdings Inc.(a)	17,095	1,041,256

		494,957,139

TOTAL COMMON STOCKS
(Cost: $1,056,488,916)		1,126,213,835

Security	Shares	Value

PREFERRED STOCKS—1.42%

BRAZIL—1.26%
Banco Bradesco SA SP ADR	90,248	1,680,418
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A SP ADR	28,688	1,965,415
Companhia de Bebidas das Americas SP ADR	26,563	2,597,861
Companhia Energetica de Minas Gerais SP ADR	118,924	1,920,627
Gerdau SA SP ADR	81,267	1,332,779
Petroleo Brasileiro SA SP ADR	83,936	3,184,532
Vale SA Class A SP ADR	67,104	1,805,769

		14,487,401
GERMANY—0.09%
Volkswagen AG	10,645	1,026,740

		1,026,740
ITALY—0.07%
Telecom Italia SpA RNC	690,901	780,399

		780,399

TOTAL PREFERRED STOCKS
(Cost: $14,071,519)		16,294,540

Security	Shares	Value

WARRANTS—0.00%

HONG KONG—0.00%
Henderson Land Development Co. Ltd. (Expires 4/15/11)(a)(d)	48,800	1

		1

TOTAL WARRANTS
(Cost: $0)		1

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.29%

MONEY MARKET FUNDS—1.29%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%(f)(g)(h)	11,570,607	11,570,607
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%(f)(g)(h)	2,133,704	2,133,704

BlackRock Cash Funds: Treasury, SL Agency Shares
0.10%(f)(g)	1,114,162	1,114,162

		14,818,473

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,818,473)		14,818,473

TOTAL INVESTMENTS IN SECURITIES—100.95%
(Cost: $1,085,378,908)		1,157,326,849
Other Assets, Less Liabilities—(0.95)%		(10,938,387)

NET ASSETS—100.00%		$1,146,388,462

CPO	-	Certificates of Participation (Ordinary)
FDR	-	Fiduciary Depositary Receipts
NVDR	-	Non-Voting Depositary Receipts
NVS	-	Non-Voting Shares
SP ADR	-	Sponsored American Depositary Receipts
SP GDR	-	Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(e)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(f)	Affiliated issuer. See Note 2.
(g)	The rate quoted is the annualized seven-day yield of the fund at period end.
(h)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI EX US INDEX FUND

April 30, 2010

Security	Shares	Value

COMMON STOCKS—97.38%

AUSTRALIA—6.48%
AMP Ltd.	114,858	$669,292
Asciano Group(a)	157,383	249,050
ASX Ltd.	15,066	462,518
Australia and New Zealand Banking Group Ltd.	109,350	2,463,280
AXA Asia Pacific Holdings Ltd.	81,567	469,986
BHP Billiton Ltd.	173,907	6,596,664
BlueScope Steel Ltd.(a)	140,244	345,947
Boral Ltd.	77,760	428,507
Brambles Ltd.	91,287	616,915
Commonwealth Bank of Australia	75,735	4,124,834
Computershare Ltd.	58,644	646,331
Crown Ltd.	39,609	303,809
CSL Ltd.	37,341	1,125,840
Fortescue Metals Group Ltd.(a)	70,389	300,089
Foster's Group Ltd.	82,863	419,604
Goodman Group	497,988	331,440
Insurance Australia Group Ltd.	173,745	621,045
Macquarie Group Ltd.	20,979	982,078
Mirvac Group	215,784	282,212
National Australia Bank Ltd.	91,449	2,383,508
Newcrest Mining Ltd.	22,481	692,456
OneSteel Ltd.	144,585	475,092
Orica Ltd.	34,266	843,663
Origin Energy Ltd.	110,484	1,684,585
Qantas Airways Ltd.(a)	167,022	441,542
QBE Insurance Group Ltd.	74,277	1,458,870
Rio Tinto Ltd.	20,598	1,382,420
Santos Ltd.	96,066	1,237,615
Sonic Healthcare Ltd.	33,538	430,820
Suncorp-Metway Ltd.	118,757	998,221
Tabcorp Holdings Ltd.	33,210	212,376
Telstra Corp. Ltd.	143,046	423,431
Wesfarmers Ltd.	58,752	1,601,849
Wesfarmers Ltd. Partially Protected	12,636	345,456
Westfield Group	73,386	882,583
Westpac Banking Corp.	106,353	2,692,764
Woodside Petroleum Ltd.	36,936	1,560,937
Woolworths Ltd.	78,327	1,975,880

		43,163,509
AUSTRIA—0.26%
IMMOEAST AG(a)(b)	54,189	72
IMMOFINANZ AG(a)	81,284	350,175
OMV AG	10,369	373,218
Raiffeisen International Bank Holding AG(c)	2,916	143,459
Vienna Insurance Group AG	5,103	251,663
voestalpine AG	16,281	615,021

		1,733,608

BELGIUM—0.61%
Ageas(a)	194,600	603,922
Anheuser-Busch InBev NV	17,679	860,352
Delhaize Group SA	4,801	397,638
Groupe Bruxelles Lambert SA	10,287	871,569
KBC Groep NV(a)	14,499	661,449
Solvay SA	3,970	380,067
UCB SA	7,573	293,524

		4,068,521
BRAZIL—1.49%
BRF - Brasil Foods SA SP ADR	16,524	220,595
Centrais Eletricas Brasileiras SA SP ADR	8,262	118,064
Companhia de Saneamento Basico do Estado de Sao Paulo SP ADR	4,131	162,555
CPFL Energia SA SP ADR	2,754	171,271
Empresa Brasileira de Aeronautica SA SP ADR	23,985	577,559
Fibria Celulose SA SP ADR(a)	13,236	262,735
Itau Unibanco Holding SA SP ADR	197,167	4,274,581
Petroleo Brasileiro SA SP ADR	16,145	685,032
TIM Participacoes SA SP ADR	18,554	482,218
Vale SA SP ADR	83,916	2,570,347
Vivo Participacoes SA SP ADR	16,063	425,188

		9,950,145
CANADA—7.31%
Agnico-Eagle Mines Ltd.	5,600	356,230
Agrium Inc.	7,614	476,754
ARC Energy Trust	30,618	661,725
Bank of Montreal	22,032	1,372,364
Bank of Nova Scotia	51,030	2,608,810
Barrick Gold Corp.	42,606	1,863,500
BCE Inc.	1,546	46,585
Bombardier Inc. Class B	88,776	464,543
Brookfield Asset Management Inc. Class A	16,119	410,276
Cameco Corp.	19,602	484,607
Canadian Imperial Bank of Commerce	16,200	1,192,548
Canadian National Railway Co.	18,873	1,132,734
Canadian Natural Resources Ltd.	29,079	2,245,989
Canadian Oil Sands Trust	20,898	634,461
Canadian Pacific Railway Ltd.	6,480	383,099
Canadian Tire Corp. Ltd. Class A	4,050	223,603
Cenovus Energy Inc.	9,044	266,717
Empire Co. Ltd. Class A	1,701	88,976
Enbridge Inc.	20,736	1,009,929
EnCana Corp.	9,240	306,525
Enerplus Resources Fund	18,306	447,145
Fairfax Financial Holdings Ltd.	568	215,906
Finning International Inc.	15,552	304,484
First Quantum Minerals Ltd.	5,184	398,915
Genworth MI Canada Inc.	3,807	108,025
George Weston Ltd.	2,754	198,247
Goldcorp Inc.	32,643	1,415,169
Great-West Lifeco Inc.	22,956	624,867
Husky Energy Inc.	21,060	596,962

IAMGOLD Corp.	11,664	209,361
Imperial Oil Ltd.	20,736	873,170
Ivanhoe Mines Ltd.(a)	15,471	246,992
Kinross Gold Corp.	27,135	519,740
Magna International Inc. Class A(a)	5,589	368,609
Manulife Financial Corp.	101,817	1,841,623
Nexen Inc.	28,269	689,386
Niko Resources Ltd.	4,536	498,676
Penn West Energy Trust	34,506	697,377
Potash Corp. of Saskatchewan Inc.	17,253	1,911,738
Power Corp. of Canada	22,032	612,985
Power Financial Corp.	17,982	546,819
Provident Energy Trust	74,196	608,014
Research In Motion Ltd.(a)	23,976	1,713,840
RioCan Real Estate Investment Trust	13,770	263,749
Ritchie Bros. Auctioneers Inc.	14,094	332,712
Rogers Communications Inc. Class B	20,250	723,950
Royal Bank of Canada	63,828	3,881,292
Saputo Inc.	2,916	82,368
Shaw Communications Inc. Class B	8,343	157,247
Shoppers Drug Mart Corp.	8,181	283,591
Silver Wheaton Corp.(a)	18,387	362,348
SNC-Lavalin Group Inc.	9,315	463,888
Sun Life Financial Inc.	41,310	1,218,275
Suncor Energy Inc.	92,361	3,168,825
Talisman Energy Inc.	73,224	1,249,981
Teck Resources Ltd. Class B(a)	20,655	814,087
TELUS Corp. NVS	9,477	337,499
Thomson Reuters Corp.	6,992	252,661
Tim Hortons Inc.	3,888	128,903
Toronto-Dominion Bank (The)	18,954	1,412,872
TransCanada Corp.	35,640	1,261,132
Yamana Gold Inc.	28,220	308,989
Yellow Pages Income Fund	14,094	94,762

		48,677,156
CHILE—0.27%
Banco Santander Chile SA SP ADR	1,620	106,742
Empresa Nacional de Electricidad SA SP ADR	1,539	71,487
Enersis SA SP ADR	42,120	837,767
LAN Airlines SA SP ADR	38,805	738,847
Sociedad Quimica y Minera de Chile SA Series B SP ADR	1,863	67,068

		1,821,911
CHINA—3.88%
Air China Ltd. Class H(a)	486,000	550,224
Angang New Steel Co. Ltd. Class H	162,000	257,063
Bank of China Ltd. Class H	1,782,000	936,445
Bank of Communications Co. Ltd. Class H	405,000	471,039
Belle International Holdings Ltd.	324,000	452,365
China Construction Bank Corp. Class H	1,407,000	1,163,439
China High Speed Transmission Equipment Group Co. Ltd.	162,000	389,351
China Life Insurance Co. Ltd. Class H	405,000	1,864,857
China Merchants Holdings (International) Co. Ltd.	162,000	574,845
China Mobile Ltd.	324,000	3,223,725

China Overseas Land & Investment Ltd.	162,000	320,912
China Resources Enterprise Ltd.(c)	324,000	1,160,124
China Shenhua Energy Co. Ltd. Class H	283,500	1,241,499
China Shipping Development Co. Ltd. Class H(c)	324,000	493,261
CNOOC Ltd.	1,377,000	2,454,621
Dongfeng Motor Group Co. Ltd. Class H	324,000	471,561
Fosun International Ltd.	526,500	415,694
Geely Automobile Holdings Ltd.(c)	405,000	176,314
GOME Electrical Appliances Holdings Ltd.(a)(c)	572,320	187,972
Hopson Development Holdings Ltd.(c)	162,000	214,915
Industrial and Commercial Bank of China Ltd. Class H	2,357,000	1,751,660
Jiangxi Copper Co. Ltd. Class H	243,000	523,308
Kingboard Chemical Holdings Co. Ltd.	81,000	441,306
Lenovo Group Ltd.(c)	1,134,000	855,904
Maanshan Iron & Steel Co. Ltd. Class H(a)	648,000	348,037
Parkson Retail Group Ltd.(c)	81,000	133,539
Ping An Insurance (Group) Co. of China Ltd. Class H	121,500	1,061,795
Poly (Hong Kong) Investments Ltd.(c)	167,226	168,217
Renhe Commercial Holdings Co. Ltd.	972,000	240,371
Sinofert Holdings Ltd.(c)	486,000	264,784
Sinopec Shanghai Petrochemical Co. Ltd. Class H(a)(c)	972,000	379,335
Tencent Holdings Ltd.	72,900	1,534,243
Yanzhou Coal Mining Co. Ltd. Class H	324,000	930,603
Zijin Mining Group Co. Ltd. Class H	268,000	214,013

		25,867,341
COLOMBIA—0.04%
Bancolombia SA SP ADR	5,364	250,713

		250,713
CZECH REPUBLIC—0.50%
CEZ AS	46,413	2,226,923
Komercni Banka AS	5,427	1,124,901

		3,351,824
DENMARK—1.09%
Coloplast A/S Class B	4,860	541,355
Danske Bank A/S(a)	29,322	771,625
Novo Nordisk A/S Class B	38,070	3,128,603
Novozymes A/S Class B	6,399	771,659
Topdanmark A/S(a)	2,430	301,066
TrygVesta A/S	7,695	475,108
Vestas Wind Systems A/S(a)	14,418	881,444
William Demant Holding A/S(a)	5,994	410,883

		7,281,743
EGYPT—0.17%
Orascom Construction Industries Co. SP GDR(c)	7,731	371,861
Orascom Telecom Holding SAE SP GDR(c)(d)	27,600	169,464
Orascom Telecom Holding SAE SP GDR Registered(b)(c)	91,894	564,229

		1,105,554
FINLAND—0.73%
Fortum OYJ	15,471	400,723
Kone OYJ Class B	10,206	450,537

Neste Oil OYJ	20,250	329,567
Nokia OYJ	210,276	2,559,678
Nokian Renkaat OYJ	12,069	285,004
Rautaruukki OYJ	9,801	206,295
Sampo OYJ Class A	24,948	615,343

		4,847,147
FRANCE—6.77%
Aeroports de Paris	3,321	274,219
ALSTOM	3,402	201,204
ArcelorMittal	44,307	1,747,354
AXA	102,195	2,051,842
BNP Paribas	46,511	3,223,894
Bouygues SA	10,287	512,519
Cap Gemini SA	7,533	382,170
Carrefour SA	32,967	1,614,866
Casino Guichard-Perrachon SA	3,483	308,899
CNP Assurances SA	4,050	340,876
Compagnie de Saint-Gobain	27,956	1,390,779
Compagnie Generale de Geophysique-Veritas(a)	7,695	232,105
Compagnie Generale des Etablissements Michelin Class B	11,340	827,343
Credit Agricole SA	48,033	691,042
Danone SA	21,172	1,249,357
Electricite de France	5,832	313,709
Essilor International SA	12,798	781,669
France Telecom SA	96,876	2,118,300
GDF Suez	62,532	2,227,888
Gecina SA	2,835	291,990
L’Air Liquide SA	19,521	2,279,724
Legrand SA	20,898	681,338
L’Oreal SA	14,985	1,560,311
LVMH Moet Hennessy Louis Vuitton SA	6,318	729,519
Neopost SA	3,888	308,837
Pernod Ricard SA	4,815	409,425
PPR SA	5,022	677,433
Publicis Groupe SA	11,178	494,263
Renault SA(a)	14,013	659,773
Sanofi-Aventis	60,912	4,184,028
SCOR SE	20,007	472,191
Societe Generale	29,277	1,572,698
Sodexo	7,371	452,603
STMicroelectronics NV	75,249	704,586
Suez Environnement SA	8,667	187,958
Technip SA	6,075	488,696
Total SA	74,763	4,072,771
Unibail-Rodamco SE	1,458	276,255
Vallourec SA	4,050	810,186
Veolia Environnement(c)	19,764	624,000
Vinci SA	23,652	1,324,784
Vivendi SA	51,273	1,349,868

		45,103,272
GERMANY—5.57%
Allianz SE Registered	25,353	2,916,643
BASF SE	58,077	3,396,227

Celesio AG	10,287	337,097
Commerzbank AG(a)(c)	48,114	379,626
Daimler AG Registered	42,525	2,194,731
Deutsche Bank AG Registered	36,612	2,544,077
Deutsche Boerse AG	12,069	939,423
Deutsche Postbank AG(a)	4,698	161,946
Deutsche Telekom AG Registered	173,502	2,255,985
E.ON AG	97,686	3,605,696
Fresenius Medical Care AG & Co. KGaA	14,175	767,482
GEA Group AG	28,026	623,812
Hochtief AG	6,804	562,991
K+S AG	12,668	729,851
Linde AG	12,474	1,495,233
Merck KGaA	4,779	393,083
METRO AG	13,365	802,439
Muenchener Rueckversicherungs-Gesellschaft AG Registered(c)	13,365	1,887,256
RWE AG	21,222	1,745,555
Salzgitter AG	4,293	350,083
SAP AG	57,267	2,758,355
Siemens AG Registered	46,575	4,603,761
ThyssenKrupp AG	27,135	888,291
Volkswagen AG	4,455	420,101
Wacker Chemie AG	2,187	321,619

		37,081,363
GREECE—0.07%
National Bank of Greece SA SP ADR	134,920	439,839

		439,839
HONG KONG—1.93%
Bank of East Asia Ltd.	101,400	367,647
BOC Hong Kong (Holdings) Ltd.	324,000	788,717
Cathay Pacific Airways Ltd.(a)	243,000	514,544
Cheung Kong (Holdings) Ltd.	81,000	1,012,500
Cheung Kong Infrastructure Holdings Ltd.	81,000	304,115
CLP Holdings Ltd.	81,000	568,586
Esprit Holdings Ltd.	82,580	603,076
Hang Seng Bank Ltd.	48,600	669,784
Henderson Land Development Co. Ltd.	81,000	520,073
Hong Kong Aircraft Engineering Co. Ltd.	32,400	412,929
Hong Kong and China Gas Co. Ltd. (The)	243,300	595,402
Hong Kong Exchanges and Clearing Ltd.	40,500	674,478
Hongkong Electric Holdings Ltd.	121,500	718,296
Hutchison Whampoa Ltd.	81,000	563,891
Li & Fung Ltd.	162,000	793,934
MTR Corp. Ltd.	121,500	430,352
New World Development Co. Ltd.	162,000	293,369
Orient Overseas International Ltd.	81,000	625,966
Shangri-La Asia Ltd.(c)	162,000	316,321
Sun Hung Kai Properties Ltd.	81,000	1,144,474
Swire Pacific Ltd. Class A	40,500	458,781
Swire Properties Ltd.(a)(b)	4,050	10,824
Wharf (Holdings) Ltd. (The)	81,000	444,957

		12,833,016

HUNGARY—0.22%
MOL Hungarian Oil and Gas Nyrt(a)	7,938	810,116
OTP Bank Nyrt(a)	9,477	337,924
Richter Gedeon Nyrt	1,620	345,865

		1,493,905
INDIA—1.92%
HDFC Bank Ltd. SP ADR	29,794	4,442,881
ICICI Bank Ltd. SP ADR	61,711	2,623,952
Infosys Technologies Ltd. SP ADR	56,198	3,365,136
Reliance Industries Ltd. SP GDR(e)	1,458	67,651
Wipro Ltd. SP ADR(c)	101,482	2,279,286

		12,778,906
INDONESIA—0.66%
PT Bank Central Asia Tbk	1,215,000	734,607
PT Bank Mandiri Tbk	1,174,500	755,724
PT Bank Rakyat Indonesia Tbk	526,500	522,762
PT Bumi Resources Tbk	575,000	151,500
PT Indosat Tbk	247,422	161,947
PT Lippo Karawaci Tbk(a)	1,255,500	80,784
PT Perusahaan Gas Negara Tbk	1,417,500	644,747
PT Semen Gresik (Persero) Tbk	364,500	331,584
PT Telekomunikasi Indonesia Tbk	850,500	740,673
PT United Tractors Tbk	121,500	262,841

		4,387,169
IRELAND—0.44%
Anglo Irish Bank Corp. Ltd.(b)	64,486	9
CRH PLC	64,267	1,831,335
Elan Corp. PLC(a)	48,276	329,938
Kerry Group PLC Class A	23,085	740,056

		2,901,338
ISRAEL—0.62%
Delek Group Ltd. (The)	2,430	532,845
Discount Investment Corp. Ltd.	21,789	504,341
Elbit Systems Ltd.(c)	11,988	739,906
Israel Discount Bank Ltd. Class A(a)	202,905	415,500
Teva Pharmaceutical Industries Ltd.	32,400	1,910,831

		4,103,423
ITALY—1.96%
Assicurazioni Generali SpA	61,725	1,309,059
Banco Popolare SpA(a)	28,350	183,012
Enel SpA	186,244	978,794
Eni SpA	203,472	4,561,415
Exor SpA	20,960	386,271
Fiat SpA	49,998	661,474
Fondiaria-SAI SpA(c)	9,801	136,574
Intesa Sanpaolo SpA(a)	373,351	1,239,824
Luxottica Group SpA	9,640	263,022
Mediobanca SpA(a)	54,764	508,262
Mediolanum SpA	63,666	325,069
Saipem SpA	11,745	440,861

Telecom Italia SpA	522,126	731,040
Tenaris SA	18,225	369,067
UniCredit SpA(a)	295,941	784,635
Unione di Banche Italiane ScpA	16,443	204,423

		13,082,802
JAPAN—16.04%
77 Bank Ltd. (The)	162,000	923,646
Advantest Corp.	16,200	422,362
AEON Co. Ltd.	32,400	372,560
AEON Credit Service Co. Ltd.	8,100	88,401
Aisin Seiki Co. Ltd.	16,200	494,392
All Nippon Airways Co. Ltd.(a)	81,000	256,760
Amada Co. Ltd.	81,000	668,610
Asahi Breweries Ltd.	32,400	583,483
Asahi Glass Co. Ltd.	81,000	966,727
Asahi Kasei Corp.	81,000	457,515
Astellas Pharma Inc.	32,400	1,139,049
Bridgestone Corp.	40,500	678,087
Canon Inc.	32,400	1,500,925
Canon Marketing Japan Inc.	24,300	382,297
Casio Computer Co. Ltd.	43,100	340,179
Chubu Electric Power Co. Inc.	16,200	376,351
Chugai Pharmaceutical Co. Ltd.	32,400	587,274
Citizen Holdings Co. Ltd.	40,500	281,747
Coca-Cola West Co. Ltd.	24,300	430,116
Cosmo Oil Co. Ltd.	162,000	437,698
Credit Saison Co. Ltd.	16,200	238,666
Daido Steel Co. Ltd.	81,000	348,091
Dai-ichi Life Insurance Co. Ltd. (The)	324	553,154
Daiichi Sankyo Co. Ltd.	40,500	705,659
Daikin Industries Ltd.	16,200	616,913
Dainippon Sumitomo Pharma Co. Ltd.	81,000	674,641
Daiwa Securities Group Inc.	81,000	422,189
Denso Corp.	40,500	1,191,176
Eisai Co. Ltd.	16,200	555,739
Fanuc Ltd.	16,200	1,924,838
FUJIFILM Holdings Corp.	40,500	1,395,809
Fujitsu Ltd.	243,000	1,718,913
Gunma Bank Ltd. (The)	162,000	875,396
Hachijuni Bank Ltd. (The)	162,000	911,584
Hino Motors Ltd.	81,000	412,711
Hitachi Construction Machinery Co. Ltd.	16,200	348,091
Hitachi High-Technologies Corp.	24,300	534,802
Hitachi Ltd.(a)	81,000	360,153
Honda Motor Co. Ltd.	64,800	2,216,062
Hoya Corp.	32,400	899,866
IBIDEN Co. Ltd.	8,100	293,809
Idemitsu Kosan Co. Ltd.	8,100	674,641
IHI Corp.	243,000	491,118
ITO EN Ltd.	32,400	502,147
ITOCHU Corp.	162,000	1,416,488
Japan Petroleum Exploration Co. Ltd.	8,100	416,158
Japan Prime Realty Investment Corp.	405	968,881
Japan Retail Fund Investment Corp.	324	436,319

Japan Tobacco Inc.	81	281,747
JFE Holdings Inc.	24,300	874,965
JSR Corp.	16,200	330,514
JTEKT Corp.	24,300	281,747
JX Holdings Inc.	81,000	451,484
Kansai Electric Power Co. Inc. (The)	24,300	540,488
Kawasaki Heavy Industries Ltd.	162,000	510,073
Kawasaki Kisen Kaisha Ltd.(a)	81,000	347,229
Keio Corp.	162,000	1,049,442
Kobe Steel Ltd.	243,000	547,984
Komatsu Ltd.	16,400	332,501
Konica Minolta Holdings Inc.	40,500	512,228
Kubota Corp.	81,000	715,137
Kuraray Co. Ltd.	40,500	532,906
Kurita Water Industries Ltd.	16,200	468,199
Kyocera Corp.	16,200	1,635,337
Mabuchi Motor Co. Ltd.	8,100	447,176
Marubeni Corp.	162,000	965,004
Meiji Holdings Co. Ltd.	8,695	314,467
Minebea Co. Ltd.	81,000	473,886
Mitsubishi Chemical Holdings Corp.	81,000	433,390
Mitsubishi Corp.	72,900	1,740,108
Mitsubishi Electric Corp.	81,000	726,338
Mitsubishi Estate Co. Ltd.	81,000	1,468,184
Mitsubishi Gas Chemical Co. Inc.	81,000	491,118
Mitsubishi Heavy Industries Ltd.	162,000	654,824
Mitsubishi Motors Corp.(a)(c)	162,000	222,296
Mitsubishi UFJ Financial Group Inc.	575,100	3,022,013
Mitsui Chemicals Inc.	81,000	267,961
Mitsui O.S.K. Lines Ltd.	81,000	610,020
Mitsumi Electric Co. Ltd.	16,200	356,190
Mizuho Financial Group Inc.	454,000	878,928
Murata Manufacturing Co. Ltd.	16,200	965,004
NEC Corp.	243,000	806,467
Nidec Corp.	8,100	838,347
Nintendo Co. Ltd.	8,100	2,731,305
Nippon Steel Corp.	243,000	868,503
Nippon Telegraph and Telephone Corp.	24,300	988,698
Nishi-Nippon City Bank Ltd. (The)	162,000	466,993
Nissan Motor Co. Ltd.(a)	81,000	709,105
Nisshin Seifun Group Inc.	81,000	999,468
Nisshin Steel Co. Ltd.	162,000	346,367
Nitto Denko Corp.	8,100	318,365
Nomura Holdings Inc.	162,000	1,128,710
NSK Ltd.	81,000	622,944
NTN Corp.	81,000	358,430
NTT DoCoMo Inc.	567	882,978
Omron Corp.	24,300	567,888
Ono Pharmaceutical Co. Ltd.	8,100	335,597
ORIX Corp.	6,480	596,234
Panasonic Corp.	81,000	1,190,746
Panasonic Electric Works Co. Ltd.	81,000	1,002,915
Ricoh Co. Ltd.	81,000	1,383,746
Rohm Co. Ltd.	8,100	603,989
Santen Pharmaceutical Co. Ltd.	24,300	775,449

SANYO Electric Co. Ltd.(a)(c)	279,000	448,133
Secom Co. Ltd.	8,100	352,399
Seiko Epson Corp.	16,200	287,778
Seven & I Holdings Co. Ltd.	40,500	1,036,948
Sharp Corp.	81,000	1,056,335
Shin-Etsu Chemical Co. Ltd.	24,300	1,408,733
Showa Shell Sekiyu K.K.	64,800	441,834
SMC Corp.	8,100	1,165,759
SoftBank Corp.	40,500	908,999
Sony Corp.	48,600	1,690,480
Stanley Electric Co. Ltd.	16,200	333,099
Sumitomo Chemical Co. Ltd.	81,000	384,278
Sumitomo Corp.	89,100	1,082,355
Sumitomo Heavy Industries Ltd.	81,000	536,783
Sumitomo Metal Industries Ltd.	162,000	442,868
Sumitomo Mitsui Financial Group Inc.	56,700	1,881,757
Taiyo Nippon Sanso Corp.	81,000	730,646
Takeda Pharmaceutical Co. Ltd.	48,600	2,093,713
TDK Corp.	8,100	522,998
Terumo Corp.	8,100	414,004
THK Co. Ltd.	24,300	533,768
Tokio Marine Holdings Inc.	24,300	726,855
Tokyo Electric Power Co. Inc. (The)	40,500	1,015,408
Tokyo Electron Ltd.	16,200	1,070,120
Tokyo Tatemono Co. Ltd.	162,000	751,324
TonenGeneral Sekiyu K.K.	81,000	691,873
Toray Industries Inc.	81,000	467,854
Toshiba Corp.(a)	162,000	944,325
Toyo Seikan Kaisha Ltd.	32,400	562,459
Toyota Industries Corp.	16,200	474,230
Toyota Motor Corp.	129,600	5,052,484
Toyota Tsusho Corp.	16,200	244,180
Ube Industries Ltd.	162,000	413,573
Ushio Inc.	16,200	269,339
USS Co. Ltd.	4,050	277,008
Yahoo! Japan Corp.	810	310,180
Yokogawa Electric Corp.	40,500	347,229

		106,836,433
MEXICO—1.33%
America Movil SAB de CV Series L	963,900	2,501,030
Cemex SAB de CV CPO(a)	518,499	623,144
Fomento Economico Mexicano SAB de CV BD Units	210,600	1,003,991
Grupo Financiero Banorte SAB de CV Series O	113,400	473,301
Grupo Mexico SAB de CV Series B	212,888	562,288
Grupo Modelo SAB de CV Series C	113,400	628,660
Kimberly-Clark de Mexico SAB de CV Series A	105,300	613,932
Telmex Internacional SAB de CV Series L	785,700	756,316
Wal-Mart de Mexico SAB de CV Series V	712,800	1,667,927

		8,830,589
NETHERLANDS—1.57%
AEGON NV(a)	101,655	719,757
Akzo Nobel NV	24,300	1,442,987
ASML Holding NV	31,980	1,056,677

Heineken NV	9,720	454,673
ING Groep NV CVA(a)	202,297	1,812,685
Koninklijke Ahold NV	68,850	944,759
Koninklijke DSM NV	16,200	725,047
Koninklijke KPN NV	85,779	1,281,990
Koninklijke Philips Electronics NV	49,815	1,684,394
TNT NV	11,109	340,917

		10,463,886
NORWAY—0.27%
Renewable Energy Corp. ASA(a)(c)	11,293	38,784
Statoil ASA	48,195	1,167,923
Telenor ASA(a)	22,327	319,114
Yara International ASA	8,505	297,418

		1,823,239
PERU—0.02%
Credicorp Ltd.	1,944	168,856

		168,856
PHILIPPINE ISLANDS—0.30%
Bank of the Philippine Islands	777,600	795,789
Jollibee Foods Corp.	113,400	149,211
Metropolitan Bank & Trust Co.	591,300	704,878
Philippine Long Distance Telephone Co.	5,670	317,551

		1,967,429
POLAND—0.04%
Cyfrowy Polsat SA	17,982	90,204
Globe Trade Centre SA(a)	9,963	79,126
TVN SA	12,393	79,876

		249,206
PORTUGAL—0.18%
Banco Comercial Portugues SA Registered(c)	970,947	907,587
CIMPOR - Cimentos de Portugal SGPS SA	42,849	308,743

		1,216,330
RUSSIA—1.32%
JSC MMC Norilsk Nickel SP ADR(a)	4,552	87,398
LUKOIL SP ADR	42,363	2,423,164
OAO Gazprom SP ADR	112,593	2,622,291
OAO NovaTek SP GDR(d)	9,882	751,032
OAO Tatneft SP ADR	4,131	126,409
OAO TMK SP GDR(a)(d)	17,577	368,414
OJSC Rosneft Oil Co. SP GDR	16,038	130,068
Polyus Gold SP ADR	16,038	399,186
Sistema JSFC SP GDR(a)(d)	22,437	605,350
Surgutneftegaz SP ADR	123,908	1,184,560
Uralkali SP GDR(a)(d)	5,103	109,970
VimpelCom Ltd. SP ADR	543	9,459

		8,817,301

SINGAPORE—1.47%
CapitaLand Ltd.	103,500	283,965
COSCO Corp. (Singapore) Ltd.(c)	162,000	206,866
DBS Group Holdings Ltd.	81,500	909,884
Keppel Corp. Ltd.	81,000	581,590
Neptune Orient Lines Ltd.(c)	414,250	661,978
Noble Group Ltd.	281,600	622,604
Oversea-Chinese Banking Corp. Ltd.	243,000	1,560,363
SembCorp Marine Ltd.	243,000	755,358
Singapore Airlines Ltd.	81,000	898,391
Singapore Exchange Ltd.	81,000	486,431
Singapore Telecommunications Ltd.	729,000	1,622,423
United Overseas Bank Ltd.	81,000	1,201,007

		9,790,860
SOUTH AFRICA—1.60%
African Bank Investments Ltd.	176,742	853,907
Anglo Platinum Ltd.(a)	5,860	644,754
AngloGold Ashanti Ltd.	19,278	816,089
ArcelorMittal South Africa Ltd.	47,308	547,136
Aspen Pharmacare Holdings Ltd.(a)	34,263	388,815
FirstRand Ltd.	264,384	734,066
Gold Fields Ltd.	50,382	675,672
Growthpoint Properties Ltd.	305,532	631,979
Harmony Gold Mining Co. Ltd.	41,391	405,576
Impala Platinum Holdings Ltd.	29,970	858,596
Kumba Iron Ore Ltd.	19,197	917,826
Northam Platinum Ltd.(c)	61,641	441,899
Redefine Income Fund Ltd.	682,668	731,084
Sasol Ltd.	49,491	2,024,529

		10,671,928
SOUTH KOREA—2.60%
KB Financial Group Inc. SP ADR	47,033	2,295,210
Korea Electric Power Corp. SP ADR(a)	65,286	981,901
KT Corp. SP ADR	46,251	1,045,273
LG Display Co. Ltd. SP ADR	20,817	439,239
POSCO SP ADR	18,144	2,035,031
Samsung Electronics Co. Ltd. SP GDR(c)(d)	17,554	6,727,571
Shinhan Financial Group Co. Ltd. SP ADR	35,652	3,035,411
SK Telecom Co. Ltd. SP ADR	39,888	738,327

		17,297,963
SPAIN—3.15%
Abertis Infraestructuras SA	14,750	257,020
Acciona SA	3,564	354,941
Acerinox SA	36,207	722,621
Actividades de Construcciones y Servicios SA	14,583	662,275
Banco Bilbao Vizcaya Argentaria SA	188,764	2,495,594
Banco Popular Espanol SA	65,970	469,286
Banco Santander SA	370,030	4,698,699
Banco Santander SA London	5,000	63,025
Ferrovial SA	31,282	275,977

Fomento de Construcciones y Contratas SA(c)	7,695	252,313
Gamesa Corporacion Tecnologica SA	36,288	448,776
Gas Natural SDG SA	8,748	149,817
Iberdrola SA	176,499	1,405,744
Indra Sistemas SA	16,038	322,220
Industria de Diseno Textil SA	17,901	1,109,890
Repsol YPF SA	83,268	1,962,464
Telefonica SA	212,706	4,815,088
Zardoya Otis SA	33,049	516,337

		20,982,087
SWEDEN—2.03%
Alfa Laval AB	45,360	681,470
Assa Abloy AB Class B	25,110	584,397
Electrolux AB Class B	26,487	685,141
Getinge AB Class B	22,048	495,796
Hennes & Mauritz AB Class B	29,565	1,894,157
Husqvarna AB Class B(a)	61,479	458,001
Investor AB Class B	78,975	1,501,360
Millicom International Cellular SA SDR	3,726	327,951
Nordea Bank AB	179,906	1,767,142
Sandvik AB	82,458	1,194,450
Scania AB Class B	51,111	900,432
Securitas AB Class B	32,968	348,846
Skandinaviska Enskilda Banken AB Class A(a)	21,870	150,796
Skanska AB Class B	36,207	603,400
SSAB AB Class A	12,717	225,441
SSAB AB Class B	7,209	113,278
Svenska Handelsbanken AB Class A	15,147	427,332
Tele2 AB Class B	20,331	345,834
TeliaSonera AB	123,120	845,870

		13,551,094
SWITZERLAND—5.02%
ABB Ltd. Registered(a)	133,893	2,589,674
Compagnie Financiere Richemont SA Class A Bearer Units	14,749	545,220
Credit Suisse Group AG Registered	47,304	2,180,899
Kuehne & Nagel International AG Registered	6,885	723,628
Logitech International SA Registered(a)	13,446	221,772
Nestle SA Registered	186,300	9,133,539
Nobel Biocare Holding AG Registered	9,000	199,202
Novartis AG Registered	118,017	6,026,749
Roche Holding AG Genusschein	35,316	5,572,590
Swiss Life Holding AG Registered(a)	1,458	178,531
Swiss Reinsurance Co. Registered	14,586	640,810
Syngenta AG Registered	4,779	1,216,473
Synthes Inc.	2,511	285,807
UBS AG Registered(a)	169,806	2,657,354
Zurich Financial Services AG Registered	5,550	1,236,651

		33,408,899

TAIWAN—2.06%
AU Optronics Corp. SP ADR	106,866	1,238,579
Chunghwa Telecom Co. Ltd. SP ADR	217,228	4,240,291
Hon Hai Precision Industry Co. Ltd. SP GDR(d)	212,223	2,141,330
Siliconware Precision Industries Co. Ltd. SP ADR	159,489	980,857
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	337,799	3,577,291
United Microelectronics Corp. SP ADR(a)	439,359	1,555,331

		13,733,679
THAILAND—0.29%
Bangkok Bank PCL NVDR	108,740	391,538
Banpu PCL NVDR	8,100	160,723
BEC World PCL NVDR	315,900	226,515
Kasikornbank PCL NVDR	154,940	432,185
PTT Aromatics & Refining PCL NVDR	121,500	104,207
PTT Chemical PCL NVDR	48,600	155,466
PTT Exploration & Production PCL NVDR	24,300	114,159
PTT PCL NVDR	16,200	128,679
Thai Oil PCL NVDR	56,700	82,364
TMB Bank PCL NVDR(a)	3,150,900	131,470

		1,927,306
TURKEY—0.35%
Anadolu Efes Biracilik ve Malt Sanayii AS	8,019	100,447
Coca-Cola Icecek AS	9,558	94,621
Turk Sise ve Cam Fabrikalari AS(a)	1,029,362	1,400,304
Turkiye Petrol Rafinerileri AS	31,995	716,435

		2,311,807
UNITED KINGDOM—14.75%
3i Group PLC	192,714	803,224
AMEC PLC	30,213	386,150
Anglo American PLC(a)	70,308	3,019,193
AstraZeneca PLC	87,885	3,886,317
Aviva PLC	169,695	905,726
BAE Systems PLC	24,786	130,661
Barclays PLC	512,406	2,652,943
BG Group PLC	206,388	3,516,054
BHP Billiton PLC	109,836	3,405,280
BP PLC	893,916	7,874,408
British American Tobacco PLC	86,994	2,735,052
British Land Co. PLC	35,168	252,139
BT Group PLC	459,270	890,678
Bunzl PLC	74,439	870,502
Capita Group PLC	58,077	710,275
Carnival PLC	9,720	424,021
Centrica PLC	224,802	1,013,699
Compass Group PLC	118,746	970,591
Diageo PLC	154,467	2,636,249
Experian PLC	70,956	659,798
G4S PLC	95,661	391,536
GlaxoSmithKline PLC	295,326	5,474,213
Home Retail Group PLC	73,953	312,082
HSBC Holdings PLC	903,638	9,239,465

ICAP PLC	62,451	363,722
Imperial Tobacco Group PLC	60,832	1,738,410
InterContinental Hotels Group PLC	26,649	472,760
International Power PLC	72,900	369,456
Invensys PLC	93,069	482,499
J Sainsbury PLC	96,147	497,867
Johnson Matthey PLC	26,244	700,170
Kingfisher PLC	156,492	598,836
Land Securities Group PLC	33,295	335,846
Legal & General Group PLC	500,985	657,559
Lloyds Banking Group PLC(a)	1,209,492	1,224,271
London Stock Exchange Group PLC	34,587	362,643
Man Group PLC	108,297	403,306
Marks & Spencer Group PLC	104,085	583,899
National Grid PLC	144,828	1,394,373
Next PLC	14,580	512,172
Old Mutual PLC(a)	296,298	527,454
Prudential PLC	143,532	1,273,146
Reckitt Benckiser Group PLC	37,098	1,932,361
Reed Elsevier PLC	11,907	93,770
Resolution Ltd.(a)	88,942	99,109
Rexam PLC	268,677	1,329,984
Rio Tinto PLC	71,118	3,678,270
Royal Bank of Scotland Group PLC(a)	799,713	665,288
Royal Dutch Shell PLC Class A	80,109	2,510,621
Royal Dutch Shell PLC Class B	40,500	1,224,329
SABMiller PLC	39,204	1,233,156
Sage Group PLC (The)	95,013	356,598
Scottish & Southern Energy PLC	45,846	761,390
Serco Group PLC	49,977	481,933
Shire PLC	26,163	577,869
Smith & Nephew PLC	75,330	782,913
Standard Chartered PLC	82,970	2,231,355
Standard Life PLC	116,964	358,062
Tesco PLC	465,102	3,097,869
Tullow Oil PLC	68,202	1,197,392
Unilever PLC	7,938	239,847
United Utilities Group PLC	22,356	183,757
Vodafone Group PLC	2,716,497	6,043,662
Wm Morrison Supermarkets PLC	103,275	459,058
Wolseley PLC(a)	21,167	533,292
WPP PLC	64,152	685,396
Xstrata PLC	109,922	1,828,059

		98,243,985

TOTAL COMMON STOCKS
(Cost: $592,668,645)		648,617,082

Security	Shares	Value

PREFERRED STOCKS—2.12%

BRAZIL—1.74%
Banco Bradesco SA SP ADR	125,181	2,330,870
Brasil Telecom SA SP ADR(a)	2,564	48,639
Centrais Eletricas Brasileiras SA Class B SP ADR	8,262	145,329
Companhia de Bebidas das Americas SP ADR	8,181	800,102
Companhia Energetica de Minas Gerais SP ADR	10,542	170,260
Companhia Paranaense de Energia Class B SP ADR	8,181	169,183
Gerdau SA SP ADR	8,100	132,840
Net Servicos de Comunicacao SA SP ADR(a)	32,040	376,470
Petroleo Brasileiro SA SP ADR	117,715	4,466,107
Vale SA Class A SP ADR	109,674	2,951,327

		11,591,127
GERMANY—0.28%
Henkel AG & Co. KGaA(c)	13,770	736,491
Porsche Automobil Holding SE	6,642	385,806
RWE AG NVS	3,645	279,163
Volkswagen AG	4,674	450,820

		1,852,280
ITALY—0.10%
Intesa Sanpaolo SpA RNC	66,117	176,704
Telecom Italia SpA RNC	419,013	473,291

		649,995

TOTAL PREFERRED STOCKS
(Cost: $12,112,422)		14,093,402

Security	Shares	Value

WARRANTS—0.00%

HONG KONG—0.00%
Henderson Land Development Co. Ltd. (Expires 4/15/11)(a)(b)	16,200	—
Kingboard Chemical Holdings Ltd. (Expires 10/31/12)(a)(b)	8,100	2,400

		2,400

TOTAL WARRANTS
(Cost: $0)		2,400

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.45%

MONEY MARKET FUNDS—2.45%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%(f)(g)(h)	13,638,010	13,638,010
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%(f)(g)(h)	2,514,948	2,514,948
BlackRock Cash Funds: Treasury, SL Agency Shares
0.10%(f)(g)	169,836	169,836

		16,322,794

TOTAL SHORT-TERM INVESTMENTS
(Cost: $16,322,794)	16,322,794

TOTAL INVESTMENTS IN SECURITIES—101.95%
(Cost: $621,103,861)	679,035,678
Other Assets, Less Liabilities—(1.95)%	(12,955,302)

NET ASSETS —100.00%	$666,080,376

CPO	-	Certificates of Participation (Ordinary)
NVDR	-	Non-Voting Depositary Receipts
NVS	-	Non-Voting Shares
SDR	-	Swedish Depositary Receipts
SP ADR	-	Sponsored American Depositary Receipts
SP GDR	-	Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(f)	Affiliated issuer. See Note 2.
(g)	The rate quoted is the annualized seven-day yield of the fund at period end.
(h)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI EX US FINANCIALS SECTOR INDEX FUND

April 30, 2010

Security	Shares	Value

COMMON STOCKS—98.13%

AUSTRALIA—11.15%
AMP Ltd.	1,334	$7,773
ASX Ltd.	136	4,175
Australia and New Zealand Banking Group Ltd.	1,624	36,583
AXA Asia Pacific Holdings Ltd.	740	4,264
Bendigo and Adelaide Bank Ltd.	248	2,281
CFS Retail Property Trust	1,966	3,514
Commonwealth Bank of Australia	984	53,593
Dexus Property Group	4,048	3,052
Goodman Group	4,714	3,137
GPT Group	6,376	3,472
Insurance Australia Group Ltd.	1,352	4,833
Lend Lease Corp. Ltd.	424	3,378
Macquarie Group Ltd.	228	10,673
Mirvac Group	2,106	2,754
National Australia Bank Ltd.	1,356	35,343
QBE Insurance Group Ltd.	650	12,767
Stockland Corp. Ltd.	1,780	6,611
Suncorp-Metway Ltd.	802	6,741
Westfield Group	1,414	17,006
Westpac Banking Corp.	1,824	46,182

		268,132
AUSTRIA—0.53%
Erste Group Bank AG	136	6,112
IMMOEAST AG(a)(b)	372	1
IMMOFINANZ AG(a)	558	2,404
Raiffeisen International Bank Holding AG	46	2,263
Vienna Insurance Group AG	40	1,973

		12,753
BELGIUM—0.73%
Ageas(a)	1,536	4,767
Compagnie Nationale a Portefeuille SA	38	1,973
Dexia SA(a)	372	2,034
Groupe Bruxelles Lambert SA	46	3,897
KBC Groep NV(a)	108	4,927

		17,598
BRAZIL—1.83%
Banco Santander (Brasil) SA SP ADR	800	9,304
Itau Unibanco Holding SA SP ADR	1,596	34,601

		43,905
CANADA—10.62%
Bank of Montreal	354	22,051
Bank of Nova Scotia	616	31,492
Brookfield Asset Management Inc. Class A	352	8,959
Brookfield Properties Corp.	190	3,067

Canadian Imperial Bank of Commerce	250	18,404
CI Financial Corp.	134	2,811
Fairfax Financial Holdings Ltd.	14	5,322
Genworth MI Canada Inc.	32	908
Great-West Lifeco Inc.	154	4,192
IGM Financial Inc.	88	3,664
Industrial Alliance Insurance and Financial Services Inc.	64	2,214
Intact Financial Corp.	74	3,215
Manulife Financial Corp.	1,134	20,511
National Bank of Canada	104	6,376
Onex Corp.	108	3,138
Power Corp. of Canada	186	5,175
Power Financial Corp.	118	3,588
RioCan Real Estate Investment Trust	138	2,643
Royal Bank of Canada	900	54,728
Sun Life Financial Inc.	340	10,027
TMX Group Inc.	66	1,892
Toronto-Dominion Bank (The)	548	40,849

		255,226
CHILE—0.30%
Banco Santander Chile SA SP ADR	110	7,248

		7,248
CHINA—5.85%
Bank of China Ltd. Class H	36,000	18,918
Bank of Communications Co. Ltd. Class H	4,000	4,652
China CITIC Bank Class H	4,000	2,684
China Construction Bank Corp. Class H	30,000	24,807
China Life Insurance Co. Ltd. Class H	6,000	27,628
China Merchants Bank Co. Ltd. Class H	2,260	5,647
China Minsheng Banking Corp. Ltd. Class H(a)	2,000	2,169
China Overseas Land & Investment Ltd.	4,000	7,924
China Taiping Insurance Holdings Co. Ltd.(a)	800	2,684
Industrial and Commercial Bank of China Ltd. Class H	30,000	22,295
PICC Property and Casualty Co. Ltd. Class H(a)	4,000	3,869
Ping An Insurance (Group) Co. of China Ltd. Class H	1,000	8,739
Poly (Hong Kong) Investments Ltd.	2,000	2,012
Renhe Commercial Holdings Co. Ltd.	8,000	1,978
Shui On Land Ltd.	5,000	2,312
Sino-Ocean Land Holdings Ltd.	3,000	2,342

		140,660
COLOMBIA—0.28%
Bancolombia SA SP ADR	146	6,824

		6,824
CZECH REPUBLIC—0.14%
Komercni Banka AS	16	3,316

		3,316

DENMARK—0.42%
Danske Bank A/S(a)	310	8,158
Topdanmark A/S(a)	16	1,982

		10,140
EGYPT—0.12%
Commercial International Bank SP ADR	200	2,800

		2,800
FINLAND—0.30%
Pohjola Bank PLC	178	1,959
Sampo OYJ Class A	214	5,278

		7,237
FRANCE—5.33%
AXA	1,106	22,206
BNP Paribas	616	42,698
CNP Assurances SA	26	2,188
Credit Agricole SA	626	9,006
Eurazeo	30	2,094
Fonciere des Regions	24	2,481
Gecina SA	20	2,060
Icade	22	2,145
Klepierre	84	2,908
Natixis(a)	716	3,721
SCOR SE	96	2,266
Societe Generale	412	22,132
Unibail-Rodamco SE	64	12,126

		128,031
GERMANY—4.29%
Allianz SE Registered	300	34,512
Commerzbank AG(a)	538	4,245
Deutsche Bank AG Registered	404	28,073
Deutsche Boerse AG	144	11,209
Deutsche Postbank AG(a)	80	2,758
Hannover Rueckversicherung AG Registered(a)	66	3,096
Muenchener Rueckversicherungs-Gesellschaft AG Registered	136	19,204

		103,097
GREECE—0.09%
National Bank of Greece SA SP ADR	694	2,262

		2,262
HONG KONG—4.28%
Bank of East Asia Ltd.	1,200	4,351
BOC Hong Kong (Holdings) Ltd.	3,000	7,303
Cheung Kong (Holdings) Ltd.	2,000	25,000
Hang Lung Properties Ltd.	2,000	7,342
Hang Seng Bank Ltd.	600	8,269
Hong Kong Exchanges and Clearing Ltd.	1,000	16,654
Hopewell Holdings Ltd.	1,000	2,943

Kerry Properties Ltd.	1,000	4,688
Link REIT (The)	2,000	4,930
New World Development Co. Ltd.	2,000	3,622
Swire Pacific Ltd. Class A	1,000	11,328
Swire Properties Ltd.(a)(b)	100	267
Wheelock and Co. Ltd.	2,000	6,324

		103,021
HUNGARY—0.18%
OTP Bank Nyrt(a)	120	4,279

		4,279
INDIA—1.72%
Axis Bank Ltd. SP GDR(c)	300	8,520
HDFC Bank Ltd. SP ADR	118	17,596
ICICI Bank Ltd. SP ADR	360	15,307

		41,423
INDONESIA—0.60%
PT Bank Central Asia Tbk	8,000	4,837
PT Bank Mandiri Tbk	5,000	3,217
PT Bank Rakyat Indonesia Tbk	4,000	3,972
PT Lippo Karawaci Tbk(a)	37,000	2,381

		14,407
ISRAEL—0.28%
Bank Hapoalim Ltd.(a)	716	2,899
Bank Leumi le-Israel(a)	870	3,745

		6,644
ITALY—3.38%
Assicurazioni Generali SpA	778	16,500
Banca Carige SpA	758	1,929
Banca Monte dei Paschi di Siena SpA	1,686	2,347
Banca Popolare di Milano Scrl	414	2,341
Banco Popolare SpA(a)	492	3,176
Fondiaria-SAI SpA	126	1,756
Intesa Sanpaolo SpA(a)	5,132	17,042
Mediobanca SpA(a)	444	4,121
Mediolanum SpA	332	1,695
UniCredit SpA(a)	9,488	25,156
Unione di Banche Italiane ScpA	410	5,097

		81,160
JAPAN—10.47%
Acom Co. Ltd.	60	949
AEON Credit Service Co. Ltd.	200	2,183
AEON Mall Co. Ltd.	200	4,231
Aozora Bank Ltd.	2,000	2,872
Bank of Yokohama Ltd. (The)	2,000	10,446
Credit Saison Co. Ltd.	200	2,947
Dai-ichi Life Insurance Co. Ltd. (The)	2	3,415

Daiwa Securities Group Inc.	2,000	10,424
Hokuhoku Financial Group Inc.	2,000	3,978
Matsui Securities Co. Ltd.	400	3,012
Mitsubishi UFJ Financial Group Inc.	8,200	43,089
Mitsubishi UFJ Lease & Finance Co. Ltd.	80	3,110
Mizuho Financial Group Inc.	9,200	17,811
Mizuho Securities Co. Ltd.	2,000	5,616
Mizuho Trust & Banking Co. Ltd.(a)	2,000	1,979
MS&AD Insurance Group Holdings Inc.	400	11,526
Nishi-Nippon City Bank Ltd. (The)	2,000	5,765
Nomura Holdings Inc.	2,400	16,722
Nomura Real Estate Holdings Inc.	200	3,555
NTT Urban Development Corp.	4	3,897
ORIX Corp.	80	7,361
Resona Holdings Inc.	400	4,889
Sapporo Hokuyo Holdings Inc.	600	2,764
SBI Holdings Inc.	16	3,472
Seven Bank Ltd.	2	3,932
Shinsei Bank Ltd.(a)	2,000	2,595
Sony Financial Holdings Inc.	2	7,212
Sumitomo Mitsui Financial Group Inc.	800	26,550
Sumitomo Trust and Banking Co. Ltd. (The)	2,000	12,126
T&D Holdings Inc.	200	5,231
Tokio Marine Holdings Inc.	600	17,947

		251,606
MEXICO—0.29%
Grupo Financiero Banorte SAB de CV Series O	1,000	4,174
Grupo Financiero Inbursa SAB de CV Series O	800	2,705

		6,879
NETHERLANDS—1.31%
AEGON NV(a)	1,076	7,619
Corio NV	54	3,137
ING Groep NV CVA(a)	2,316	20,753

		31,509
NORWAY—0.33%
DnB NOR ASA	668	7,969

		7,969
PERU—0.16%
Credicorp Ltd.	44	3,822

		3,822
PHILIPPINE ISLANDS—0.25%
Ayala Corp.	320	2,447
Ayala Land Inc.	11,200	3,464

		5,911
POLAND—0.79%
Bank Pekao SA(a)	78	4,469

Bank Zachodni WBK SA(a)	32	2,368
BRE Bank SA(a)	22	2,106
Getin Holding SA(a)	646	2,394
Globe Trade Centre SA(a)	228	1,811
Powszechna Kasa Oszczednosci Bank Polski SA	408	5,913

		19,061
PORTUGAL—0.25%
Banco Comercial Portugues SA Registered	3,450	3,225
Banco Espirito Santo SA Registered	578	2,767

		5,992
RUSSIA—0.79%
Sberbank GDR(c)	70	18,946

		18,946
SINGAPORE—2.40%
Ascendas Real Estate Investment Trust	4,000	5,662
CapitaLand Ltd.	2,000	5,487
CapitaMall Trust Management Ltd.	4,000	5,721
DBS Group Holdings Ltd.	2,000	22,328
Oversea-Chinese Banking Corp. Ltd.	2,000	12,843
UOL Group Ltd.	2,000	5,619

		57,660
SOUTH AFRICA—1.67%
Absa Group Ltd.	176	3,349
African Bank Investments Ltd.	560	2,706
FirstRand Ltd.	1,840	5,109
Growthpoint Properties Ltd.	1,168	2,416
Investec Ltd.	262	2,222
Nedbank Group Ltd.	120	2,183
Redefine Income Fund Ltd.	2,118	2,268
Remgro Ltd.	262	3,507
RMB Holdings Ltd.	492	2,251
Sanlam Ltd.	1,040	3,429
Standard Bank Group Ltd.	692	10,786

		40,226
SOUTH KOREA—1.87%
KB Financial Group Inc. SP ADR	34	1,659
Shinhan Financial Group Co. Ltd. SP ADR	350	29,799
Woori Finance Holdings Co. Ltd. SP ADR	276	13,427

		44,885
SPAIN—4.58%
Banco Bilbao Vizcaya Argentaria SA	2,286	30,223
Banco de Sabadell SA	588	2,987
Banco de Valencia SA	108	628
Banco Popular Espanol SA	564	4,012
Banco Santander SA	5,160	65,522
Bankinter SA	232	1,709

Criteria CaixaCorp SA	726	3,621
Mapfre SA	460	1,510

		110,212
SWEDEN—1.94%
Investor AB Class B	280	5,323
Nordea Bank AB	2,060	20,235
Skandinaviska Enskilda Banken AB Class A(a)	1,044	7,199
Svenska Handelsbanken AB Class A	320	9,028
Swedbank AB Class A(a)	446	4,879

		46,664
SWITZERLAND—4.81%
Baloise Holding AG Registered	30	2,368
Credit Suisse Group AG Registered	742	34,209
GAM Holding Ltd.	154	1,924
Julius Baer Group Ltd.	152	5,252
Pargesa Holding SA Bearer	22	1,798
Swiss Life Holding AG Registered(a)	22	2,694
Swiss Reinsurance Co. Registered	230	10,105
UBS AG Registered(a)	2,346	36,713
Zurich Financial Services AG Registered	92	20,499

		115,562
THAILAND—0.77%
Bangkok Bank PCL NVDR	1,000	3,601
Bank of Ayudhya PCL NVDR	3,200	1,919
Kasikornbank PCL NVDR	1,400	3,905
Krung Thai Bank PCL NVDR	6,400	2,433
Land and Houses PCL NVDR	10,200	1,592
Siam Commercial Bank PCL NVDR	1,200	3,041
TMB Bank PCL NVDR(a)	47,200	1,969

		18,460
TURKEY—0.89%
Akbank TAS	679	3,407
Asya Katilim Bankasi AS(a)	738	1,968
Haci Omer Sabanci Holding AS	506	2,317
Turkiye Garanti Bankasi AS	1,320	6,445
Turkiye Halk Bankasi AS	258	2,050
Turkiye Is Bankasi AS	832	2,914
Yapi ve Kredi Bankasi AS(a)	848	2,433

		21,534
UNITED KINGDOM—12.14%
3i Group PLC	662	2,759
Admiral Group PLC	110	2,214
Aviva PLC	1,598	8,529
Barclays PLC	7,368	38,147
British Land Co. PLC	588	4,216
Hammerson PLC	496	2,917
HSBC Holdings PLC	11,058	113,065

Investec PLC	272	2,169
Land Securities Group PLC	508	5,124
Legal & General Group PLC	3,306	4,339
Liberty International PLC	360	2,705
Lloyds Banking Group PLC(a)	24,640	24,941
London Stock Exchange Group PLC	178	1,866
Man Group PLC	1,106	4,119
Old Mutual PLC(a)	3,088	5,497
Prudential PLC	1,576	13,979
Resolution Ltd.(a)	1,398	1,558
Royal Bank of Scotland Group PLC(a)	11,136	9,264
RSA Insurance Group PLC	990	1,841
Schroders PLC	94	1,999
SEGRO PLC	534	2,526
Standard Chartered PLC	1,278	34,370
Standard Life PLC	1,216	3,723

		291,867

TOTAL COMMON STOCKS
(Cost: $2,377,760)		2,358,928

Security	Shares	Value

PREFERRED STOCKS—1.17%

BRAZIL—1.08%
Banco Bradesco SA SP ADR	1,390	25,882

		25,882
ITALY—0.09%
Intesa Sanpaolo SpA RNC	794	2,122

		2,122

TOTAL PREFERRED STOCKS
(Cost: $28,549)		28,004

Security	Shares	Value

RIGHTS—0.00%

SPAIN—0.00%
Banco de Valencia SA(a)	108	12

		12

TOTAL RIGHTS
(Cost: $17)		12

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.04%

MONEY MARKET FUNDS—0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.10%(d)(e)	1,027	1,027

		1,027

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,027)		1,027

TOTAL INVESTMENTS IN SECURITIES—99.34%
(Cost: $2,407,353)		2,387,971
Other Assets, Less Liabilities—0.66%		15,834

NET ASSETS—100.00%		$2,403,805

GDR	-	Global Depositary Receipts
NVDR	-	Non-Voting Depositary Receipts
SP ADR	-	Sponsored American Depositary Receipts
SP GDR	-	Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

April 30, 2010

Security	Shares	Value

COMMON STOCKS—98.65%

CHINA—26.28%
Agile Property Holdings Ltd.(a)	2,660,000	$3,151,983
Air China Ltd. Class H(b)	2,660,000	3,011,515
Alibaba.com Ltd.(a)	532,000	1,030,561
Aluminum Corp. of China Ltd. Class H(a)(b)	3,192,000	3,182,133
Angang New Steel Co. Ltd. Class H	1,596,000	2,532,550
Anhui Conch Cement Co. Ltd. Class H	1,064,000	3,446,626
Bank of China Ltd. Class H	27,664,000	14,537,496
Bank of Communications Co. Ltd. Class H(a)	3,990,000	4,640,610
Beijing Capital International Airport Co. Ltd. Class H(a)(b)	1,064,000	650,953
Beijing Enterprises Holdings Ltd.	532,000	3,463,756
Belle International Holdings Ltd.	2,394,000	3,342,473
BYD Co. Ltd. Class H(a)	532,000	4,834,183
China Agri-Industries Holdings Ltd.	3,192,000	4,259,289
China BlueChemical Ltd. Class H	3,227,500	2,020,305
China CITIC Bank Class H	5,056,000	3,392,808
China Coal Energy Co. Class H	3,192,000	4,949,984
China Communications Construction Co. Ltd. Class H	1,596,000	1,529,397
China Construction Bank Corp. Class H	23,408,000	19,355,919
China COSCO Holdings Co. Ltd. Class H(a)	2,793,000	3,654,930
China Dongxiang (Group) Co. Ltd.	1,862,000	1,278,266
China Everbright Ltd.	2,128,000	5,372,076
China High Speed Transmission Equipment Group Co. Ltd.	543,000	1,305,046
China Life Insurance Co. Ltd. Class H	4,522,000	20,821,935
China Mengniu Dairy Co. Ltd.(b)	1,064,000	3,241,061
China Merchants Bank Co. Ltd. Class H	2,698,493	6,742,757
China Minsheng Banking Corp. Ltd. Class H(b)	1,330,000	1,442,375
China Mobile Ltd.	3,591,000	35,729,617
China Oilfield Services Ltd. Class H	2,660,000	3,789,232
China Overseas Land & Investment Ltd.(a)	3,257,760	6,453,419
China Petroleum & Chemical Corp. Class H	13,300,000	10,774,987
China Railway Construction Corp. Ltd. Class H	2,261,000	2,853,916
China Railway Group Ltd. Class H(b)	3,192,000	2,236,538
China Resources Enterprise Ltd.	1,064,000	3,809,789
China Resources Land Ltd.	1,596,000	2,976,569
China Resources Power Holdings Co. Ltd.	1,134,400	2,326,075
China Shenhua Energy Co. Ltd. Class H	2,261,000	9,901,339
China Shipping Container Lines Co. Ltd. Class H(a)(b)	9,044,000	3,855,698
China Shipping Development Co. Ltd. Class H(a)	1,596,000	2,429,768
China Taiping Insurance Holdings Co. Ltd.(b)	1,064,000	3,569,964
China Travel International Investment Hong Kong Ltd.(a)	7,448,000	1,870,634
China Unicom (Hong Kong) Ltd.	1,064,000	1,345,760
China Yurun Food Group Ltd.(a)	798,000	2,446,213
CNOOC Ltd.(a)	11,438,000	20,389,222
CNPC (Hong Kong) Ltd.	5,320,000	7,181,041
Country Garden Holdings Co. Ltd.(a)	3,192,000	999,042
Datang International Power Generation Co. Ltd. Class H(a)	3,192,000	1,356,723
Denway Motors Ltd.(a)	9,432,000	5,539,660
Dongfang Electric Corp. Ltd. Class H	532,000	3,508,295

Dongfeng Motor Group Co. Ltd. Class H	4,256,000	6,194,333
Fosun International Ltd.(a)	3,857,000	3,045,261
Franshion Properties (China) Ltd.	1,602,000	462,195
Fushan International Energy Group Ltd.	1,068,000	764,822
GOME Electrical Appliances Holdings Ltd.(b)	3,990,160	1,310,524
Guangdong Investment Ltd.	2,660,000	1,390,984
Guangzhou R&F Properties Co. Ltd. Class H(a)	1,170,400	1,564,754
Harbin Power Equipment Co. Ltd. Class H	1,596,000	1,272,442
Hengan International Group Co. Ltd.	532,000	4,124,987
Huaneng Power International Inc. Class H	1,064,000	620,804
Industrial and Commercial Bank of China Ltd. Class H	28,196,000	20,954,523
Jiangsu Expressway Co. Ltd. Class H	532,000	502,262
Jiangxi Copper Co. Ltd. Class H	2,128,000	4,582,710
Kingboard Chemical Holdings Co. Ltd.	399,000	2,173,841
Lenovo Group Ltd.(a)	6,916,000	5,219,959
Li Ning Co. Ltd.(a)	1,064,000	4,131,839
Maanshan Iron & Steel Co. Ltd. Class H(b)	3,192,000	1,714,405
Parkson Retail Group Ltd.	1,197,000	1,973,416
PetroChina Co. Ltd. Class H	14,364,000	16,835,703
PICC Property and Casualty Co. Ltd. Class H(a)(b)	2,128,000	2,058,382
Ping An Insurance (Group) Co. of China Ltd. Class H	665,000	5,811,470
Shanghai Electric Group Co. Ltd. Class H(a)	5,320,000	2,569,552
Shanghai Industrial Holdings Ltd.	266,000	1,168,290
Shimao Property Holdings Ltd.	1,197,000	1,874,745
Shui On Land Ltd.	3,203,800	1,481,407
Sino-Ocean Land Holdings Ltd.(a)	4,256,000	3,321,917
Sinopec Shanghai Petrochemical Co. Ltd. Class H(a)(b)	3,192,000	1,245,719
Soho China Ltd.	5,187,000	2,999,695
Tencent Holdings Ltd.	798,000	16,794,591
Tingyi (Cayman Islands) Holding Corp.	2,128,000	5,322,741
Tsingtao Brewery Co. Ltd. Class H	532,000	2,651,777
Want Want China Holdings Ltd.	1,596,000	1,214,884
Yanzhou Coal Mining Co. Ltd. Class H	2,660,000	7,640,134
Zhejiang Expressway Co. Ltd. Class H	1,064,000	1,007,264
Zijin Mining Group Co. Ltd. Class H	3,844,000	3,069,655

		401,606,475
HONG KONG—11.38%
ASM Pacific Technology Ltd.	133,000	1,272,784
Bank of East Asia Ltd.	1,755,600	6,365,294
BOC Hong Kong (Holdings) Ltd.	2,660,000	6,475,270
Cathay Pacific Airways Ltd.(b)	798,000	1,689,737
Cheung Kong (Holdings) Ltd.	532,000	6,650,000
Chinese Estates Holdings Ltd.	1,596,000	2,734,003
CLP Holdings Ltd.	1,064,000	7,468,830
Esprit Holdings Ltd.	665,290	4,858,571
Foxconn International Holdings Ltd.(b)	798,000	729,753
Hang Lung Group Ltd.	1,064,000	5,276,146
Hang Lung Properties Ltd.	1,330,000	4,882,148
Hang Seng Bank Ltd.	425,600	5,865,430
Henderson Land Development Co. Ltd.	532,000	3,415,791
Hong Kong Aircraft Engineering Co. Ltd.	212,800	2,712,076
Hong Kong and China Gas Co. Ltd. (The)	2,394,000	5,858,578

Hong Kong Exchanges and Clearing Ltd.	931,000	15,504,675
Hongkong Electric Holdings Ltd.	399,000	2,358,848
Hopewell Holdings Ltd.	1,064,000	3,131,427
Huabao International Holdings Ltd.	1,330,000	1,550,296
Hutchison Whampoa Ltd.	798,000	5,555,371
Hysan Development Co. Ltd.	1,330,000	3,948,545
Kerry Properties Ltd.	665,000	3,117,723
Li & Fung Ltd.	2,128,000	10,428,954
Lifestyle International Holdings Ltd.	1,596,000	3,157,465
Link REIT (The)	2,394,000	5,901,747
Mongolia Energy Corp. Ltd.(b)	1,330,000	623,545
MTR Corp. Ltd.	532,000	1,884,338
New World Development Co. Ltd.	2,394,000	4,335,348
NWS Holdings Ltd.	1,330,000	2,346,857
Orient Overseas International Ltd.	532,000	4,111,283
Shangri-La Asia Ltd.	2,660,000	5,193,921
Sino Land Co. Ltd.	1,596,000	2,919,011
Sun Hung Kai Properties Ltd.	532,000	7,516,796
Swire Pacific Ltd. Class A	266,000	3,013,228
Swire Properties Ltd.(b)(c)	26,200	70,022
Television Broadcasts Ltd.	532,000	2,579,830
Wharf (Holdings) Ltd. (The)	798,000	4,383,655
Wheelock and Co. Ltd.	1,064,000	3,364,400
Wing Hang Bank Ltd.	399,000	4,085,587
Yue Yuen Industrial (Holdings) Ltd.	1,862,000	6,559,209

		173,896,492
INDIA—10.85%
HDFC Bank Ltd. SP ADR	292,600	43,632,512
ICICI Bank Ltd. SP ADR	591,584	25,154,152
Infosys Technologies Ltd. SP ADR	576,688	34,532,077
Mahanagar Telephone Nigam Ltd. SP ADR	744,800	2,383,360
Reliance Industries Ltd. SP GDR(a)(d)	792,742	36,783,229
Satyam Computer Services Ltd. SP ADR(b)	263,015	1,399,240
Wipro Ltd. SP ADR(a)	974,358	21,884,081

		165,768,651
INDONESIA—4.52%
PT Aneka Tambang Tbk	5,340,000	1,451,409
PT Astra Agro Lestari Tbk	934,500	2,301,520
PT Astra International Tbk	2,136,000	11,172,887
PT Bank Central Asia Tbk	7,945,000	4,803,666
PT Bank Danamon Indonesia Tbk	3,871,500	2,491,092
PT Bank Mandiri Tbk	6,083,000	3,914,067
PT Bank Rakyat Indonesia Tbk	4,088,000	4,058,975
PT Bumi Resources Tbk	11,881,500	3,130,526
PT Indocement Tunggal Prakarsa Tbk	2,937,000	5,148,059
PT Indofood Sukses Makmur Tbk	10,339,000	4,473,275
PT International Nickel Indonesia Tbk	3,024,000	1,677,391
PT Perusahaan Gas Negara Tbk	9,275,000	4,218,715
PT Semen Gresik (Persero) Tbk	3,689,000	3,355,869
PT Tambang Batubara Bukit Asam Tbk	2,891,000	5,965,454
PT Telekomunikasi Indonesia Tbk	1,064,000	926,603

PT Unilever Indonesia Tbk	1,201,500	1,846,103
PT United Tractors Tbk	3,738,333	8,087,141

		69,022,752
PHILIPPINE ISLANDS—1.23%
Ayala Corp.	196,140	1,499,946
Ayala Land Inc.	1,335,000	412,871
Banco de Oro Unibank Inc.	1,456,000	1,375,439
Bank of the Philippine Islands	1,562,400	1,598,947
Energy Development Corp.	13,623,000	1,654,615
Jollibee Foods Corp.	6,384,300	8,400,395
Manila Electric Co.	414,450	1,640,648
Metropolitan Bank & Trust Co.	1,881,600	2,243,023

		18,825,884
SINGAPORE—8.68%
Ascendas Real Estate Investment Trust	1,931,535	2,734,268
CapitaLand Ltd.(a)	2,128,500	5,839,804
CapitaMall Trust Management Ltd.	3,501,800	5,008,229
CapitaMalls Asia Ltd.	798,000	1,275,216
City Developments Ltd.(a)	532,000	4,145,908
ComfortDelGro Corp. Ltd.	2,660,000	3,047,320
COSCO Corp. (Singapore) Ltd.(a)	2,394,000	3,057,025
DBS Group Holdings Ltd.	532,500	5,944,945
Fraser and Neave Ltd.	1,862,000	6,698,282
Genting Singapore PLC(a)(b)	7,278,600	5,098,658
Golden Agri-Resources Ltd.(b)	8,254,707	3,553,779
Jardine Cycle & Carriage Ltd.	266,000	5,916,071
Keppel Corp. Ltd.	1,064,000	7,639,651
Neptune Orient Lines Ltd.(a)	1,862,000	2,975,504
Noble Group Ltd.	2,128,000	4,704,907
Olam International Ltd.(a)	1,862,000	3,573,323
Oversea-Chinese Banking Corp. Ltd.(a)	1,596,000	10,248,313
SembCorp Industries Ltd.	1,330,000	4,105,148
SembCorp Marine Ltd.	2,394,000	7,441,672
Singapore Exchange Ltd.(a)	1,064,000	6,389,668
Singapore Press Holdings Ltd.(a)	190,000	572,586
Singapore Technologies Engineering Ltd.	3,458,000	8,023,963
Singapore Telecommunications Ltd.	2,926,000	6,511,949
United Overseas Bank Ltd.	798,000	11,832,143
UOL Group Ltd.	798,000	2,241,818
Wilmar International Ltd.	798,000	4,058,565

		132,638,715
SOUTH KOREA—18.90%
KB Financial Group Inc. SP ADR	779,482	38,038,722
Korea Electric Power Corp. SP ADR(b)	1,654,268	24,880,191
KT Corp. SP ADR	1,317,764	29,781,466
LG Display Co. Ltd. SP ADR(a)	815,093	17,198,462
POSCO SP ADR	343,406	38,516,417
Samsung Electronics Co. Ltd. SP GDR(a)(e)	202,994	77,797,451
Shinhan Financial Group Co. Ltd. SP ADR	525,152	44,711,441

SK Telecom Co. Ltd. SP ADR	962,388	17,813,802

		288,737,952
TAIWAN—13.94%
Advanced Semiconductor Engineering Inc. SP ADR	1,839,743	8,941,153
AU Optronics Corp. SP ADR	1,599,760	18,541,218
Chunghwa Telecom Co. Ltd. SP ADR	2,079,631	40,594,397
Hon Hai Precision Industry Co. Ltd. SP GDR(e)	2,812,998	28,383,150
Siliconware Precision Industries Co. Ltd. SP ADR	2,544,024	15,645,748
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	6,133,836	64,957,323
United Microelectronics Corp. SP ADR(b)	10,151,624	35,936,749

		212,999,738
THAILAND—2.87%
Bangkok Bank PCL NVDR	347,225	1,250,246
Bank of Ayudhya PCL NVDR	3,983,000	2,388,200
Banpu PCL NVDR	400,500	7,946,871
BEC World PCL NVDR	3,424,400	2,455,450
CP All PCL NVDR(b)	6,373,000	5,465,948
Glow Energy PCL NVDR	427,200	472,026
IRPC PCL NVDR	10,097,000	1,379,346
Kasikornbank PCL NVDR	1,271,675	3,547,170
Krung Thai Bank PCL NVDR	5,233,200	1,989,441
Land and Houses PCL NVDR	24,609,325	3,841,048
PTT Aromatics & Refining PCL NVDR	2,121,000	1,819,124
PTT Chemical PCL NVDR	81,100	259,430
PTT Exploration & Production PCL NVDR	1,190,000	5,590,481
Thai Oil PCL NVDR	1,073,300	1,559,113
TMB Bank PCL NVDR(b)	92,164,800	3,845,541

		43,809,435

TOTAL COMMON STOCKS
(Cost: $1,288,586,855)		1,507,306,094

Security	Shares	Value

WARRANTS—0.00%

CHINA—0.00%
Kingboard Chemical Holdings Ltd. (Expires 10/31/12)(b)(c)	39,300	11,642

		11,642

HONG KONG—0.00%
Henderson Land Development Co. Ltd. (Expires 4/15/11)(b)(c)	104,800	1

		1

TOTAL WARRANTS
(Cost: $0)		11,643

Security	Shares	Value

EXCHANGE-TRADED FUNDS—1.00%
iShares MSCI Malaysia Index Fund(f)	1,276,215	15,327,342

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $9,778,154)		15,327,342

Security	Shares	Value

SHORT-TERM INVESTMENTS—8.28%

MONEY MARKET FUNDS—8.28%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%(f)(g)(h)	104,738,125	104,738,125
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%(f)(g)(h)	19,314,470	19,314,470
BlackRock Cash Funds: Treasury, SL Agency Shares
0.10%(f)(g)	2,455,976	2,455,976

		126,508,571

TOTAL SHORT-TERM INVESTMENTS
(Cost: $126,508,571)		126,508,571

TOTAL INVESTMENTS IN SECURITIES—107.93%
(Cost: $1,424,873,580)		1,649,153,650
Other Assets, Less Liabilities—(7.93)%		(121,160,448)

NET ASSETS—100.00%		$1,527,993,202

NVDR	-	Non-Voting Depositary Receipts
SP ADR	-	Sponsored American Depositary Receipts
SP GDR	-	Sponsored Global Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliated issuer. See Note 2.
(g)	The rate quoted is the annualized seven-day yield of the fund at period end.
(h)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE INDEX FUND

April 30, 2010

Security	Shares	Value

COMMON STOCKS—98.92%

AUSTRALIA—8.77%
AGL Energy Ltd.	1,711,424	$23,975,839
Alumina Ltd.	8,477,696	12,310,683
Amcor Ltd.	4,558,925	27,923,383
AMP Ltd.	7,169,227	41,775,954
Aristocrat Leisure Ltd.	1,512,654	6,040,551
Arrow Energy Ltd.(a)	2,066,112	9,943,153
Asciano Group(a)	9,697,344	15,345,514
ASX Ltd.	687,616	21,109,421
Australia and New Zealand Banking Group Ltd.	8,737,728	196,831,041
AXA Asia Pacific Holdings Ltd.	3,655,680	21,063,887
Bendigo and Adelaide Bank Ltd.	1,224,010	11,256,973
BGP Holdings PLC(b)	33,026,812	4,392
BHP Billiton Ltd.	11,875,520	450,463,858
Billabong International Ltd.	628,864	6,690,871
BlueScope Steel Ltd.(a)	6,638,976	16,376,711
Boral Ltd.	2,278,272	12,554,719
Brambles Ltd.	5,087,488	34,381,096
Caltex Australia Ltd.	644,096	6,990,832
CFS Retail Property Trust	4,520,640	8,079,432
Coca-Cola Amatil Ltd.	2,434,944	25,430,889
Cochlear Ltd.	228,484	15,759,909
Commonwealth Bank of Australia	5,347,520	291,247,508
Computershare Ltd.	1,798,464	19,821,347
Crown Ltd.	2,102,222	16,124,472
CSL Ltd.	2,133,568	64,327,569
CSR Ltd.	6,028,074	9,819,657
Dexus Property Group	18,645,056	14,058,158
Energy Resources of Australia Ltd.	242,624	3,563,859
Fairfax Media Ltd.	8,916,623	14,317,566
Fortescue Metals Group Ltd.(a)(c)	4,483,648	19,115,105
Foster’s Group Ltd.	7,424,512	37,596,422
Goodman Fielder Ltd.	4,849,216	6,590,283
Goodman Group	21,689,280	14,435,468
GPT Group	31,480,192	17,142,452
Harvey Norman Holdings Ltd.	2,457,792	7,801,519
Incitec Pivot Ltd.	5,829,504	17,635,780
Insurance Australia Group Ltd.	7,500,672	26,810,882
Intoll Group	8,262,272	8,652,303
James Hardie Industries SE(a)	1,654,848	11,861,197
Leighton Holdings Ltd.	508,243	17,457,316
Lend Lease Corp. Ltd.	1,769,088	14,096,228
Macquarie Group Ltd.	1,187,008	55,566,748
MAp Group	3,166,533	9,255,361
Metcash Ltd.	2,365,312	8,939,108
Mirvac Group	10,865,856	14,210,847
National Australia Bank Ltd.	7,312,448	190,590,182
Newcrest Mining Ltd.	1,723,421	53,084,515
Nufarm Ltd.(c)	426,762	3,035,001
OneSteel Ltd.	4,880,768	16,037,718
Orica Ltd.	1,304,512	32,118,367
Origin Energy Ltd.	3,159,552	48,174,710
OZ Minerals Ltd.(a)	11,874,103	12,766,225

Paladin Energy Ltd.(a)	2,173,824	8,094,016
Qantas Airways Ltd.(a)	4,124,608	10,903,871
QBE Insurance Group Ltd.	3,541,440	69,557,193
Rio Tinto Ltd.	1,538,432	103,250,764
Santos Ltd.	2,980,032	38,391,645
Sims Metal Management Ltd.	578,816	11,029,049
Sonic Healthcare Ltd.	1,311,040	16,841,266
Stockland Corp. Ltd.	8,768,192	32,565,868
Suncorp-Metway Ltd.	4,545,129	38,204,425
Tabcorp Holdings Ltd.	2,682,789	17,156,273
Tatts Group Ltd.	5,307,264	12,251,861
Telstra Corp. Ltd.	15,061,184	44,582,656
Toll Holdings Ltd.	2,375,104	15,807,689
Transurban Group	4,035,392	19,194,921
Wesfarmers Ltd.	3,547,968	96,733,915
Wesfarmers Ltd. Partially Protected	498,304	13,623,165
Westfield Group	7,304,832	87,852,161
Westpac Banking Corp.	10,300,096	260,789,366
Woodside Petroleum Ltd.	1,921,408	81,199,836
Woolworths Ltd.	4,306,304	108,630,975
WorleyParsons Ltd.	598,400	14,844,600

		3,142,068,496
AUSTRIA—0.37%
Erste Group Bank AG	664,768	29,876,116
IMMOEAST AG(a)(b)	1,571,072	2,089
IMMOFINANZ AG(a)	3,514,240	15,139,578
IMMOFINANZ AG New(a)(b)	1,157,632	1,539
Oesterreichische Elektrizitaetswirtschafts AG Class A	365,568	13,658,777
OMV AG	574,464	20,677,042
Raiffeisen International Bank Holding AG(c)	218,688	10,758,805
Telekom Austria AG	1,304,512	17,310,753
Vienna Insurance Group AG	204,544	10,087,439
voestalpine AG	428,672	16,193,238

		133,705,376
BELGIUM—0.97%
Ageas(a)	7,995,000	24,811,708
Anheuser-Busch InBev NV(c)	2,556,992	124,436,502
Belgacom SA	570,710	20,067,644
Colruyt SA	72,652	17,871,320
Delhaize Group SA	373,723	30,953,196
Dexia SA(a)(c)	1,896,384	10,371,040
Groupe Bruxelles Lambert SA	366,417	31,044,790
KBC Groep NV(a)	559,394	25,519,717
Mobistar SA	152,391	9,372,498
Solvay SA	221,823	21,236,181
UCB SA	390,416	15,132,250
Umicore	481,784	17,690,282

		348,507,128
DENMARK—1.00%
A.P. Moller - Maersk A/S Class A	1,094	8,941,661
A.P. Moller - Maersk A/S Class B	4,368	36,949,825
Carlsberg A/S Class B	384,064	31,253,723
Coloplast A/S Class B	130,560	14,543,079

Danske Bank A/S(a)	1,655,936	43,576,874
DSV A/S	736,157	13,243,711
Novo Nordisk A/S Class B	1,586,304	130,362,904
Novozymes A/S Class B	180,608	21,779,632
Topdanmark A/S(a)	87,040	10,783,882
Vestas Wind Systems A/S(a)	744,192	45,496,164

		356,931,455
FINLAND—1.15%
Elisa OYJ	552,704	10,619,347
Fortum OYJ	1,636,352	42,384,105
Kesko OYJ Class B	244,800	9,488,276
Kone OYJ Class B	589,696	26,031,764
Metso OYJ	443,904	17,270,333
Neste Oil OYJ	535,491	8,715,071
Nokia OYJ	13,011,392	158,386,969
Nokian Renkaat OYJ	410,176	9,686,136
Orion OYJ Class B	257,856	4,896,016
Outokumpu OYJ	460,224	9,778,751
Pohjola Bank PLC	622,344	6,847,560
Rautaruukki OYJ	332,475	6,998,053
Sampo OYJ Class A	1,544,960	38,106,450
Stora Enso OYJ Class R	2,181,440	18,302,481
UPM-Kymmene OYJ	1,952,960	28,200,740
Wartsila OYJ Class B	305,728	15,691,334

		411,403,386
FRANCE—10.23%
Accor SA	573,376	32,775,120
Aeroports de Paris	97,924	8,085,709
Air France-KLM(a)(c)	554,880	8,779,775
Alcatel-Lucent(a)	8,373,248	26,876,243
ALSTOM	751,891	44,468,963
ArcelorMittal	3,056,192	120,528,324
Atos Origin SA(a)	199,104	10,148,755
AXA	6,053,601	121,542,476
BNP Paribas	3,353,216	232,427,008
Bouygues SA	793,152	39,516,407
Bureau Veritas SA	158,848	8,986,025
Cap Gemini SA	546,187	27,709,593
Carrefour SA	2,241,280	109,787,545
Casino Guichard-Perrachon SA	170,816	15,149,270
Christian Dior SA	202,368	21,588,177
CNP Assurances SA	122,944	10,347,809
Compagnie de Saint-Gobain	1,337,153	66,521,830
Compagnie Generale de Geophysique-Veritas(a)	527,680	15,916,470
Compagnie Generale des Etablissements Michelin Class B	529,856	38,657,179
Credit Agricole SA	3,266,176	46,989,863
Danone SA	1,969,280	116,206,951
Dassault Systemes SA(c)	295,936	19,304,683
Eiffage SA(c)	141,440	7,310,114
Electricite de France	851,904	45,824,760
Eramet(c)	18,496	6,750,835
Essilor International SA	776,832	47,446,935
Eurazeo	124,032	8,658,255
European Aeronautic Defence and Space Co.	1,503,616	28,049,941

Eutelsat Communications	276,352	9,849,536
Fonciere des Regions	75,072	7,760,965
France Telecom SA	6,560,640	143,455,572
GDF Suez	4,392,256	156,487,173
Gecina SA(c)	67,456	6,947,610
Groupe Eurotunnel SA	1,684,683	15,420,427
Hermes International(c)	191,488	25,366,995
Icade	72,204	7,039,163
Iliad SA(c)	58,752	5,898,030
Klepierre(c)	316,608	10,960,158
Lafarge SA	703,036	51,413,550
Lagardere SCA	512,448	20,700,217
L’Air Liquide SA	872,576	101,902,182
Legrand SA	281,792	9,187,270
L’Oreal SA	855,168	89,044,275
LVMH Moet Hennessy Louis Vuitton SA	847,552	97,864,122
M6-Metropole Television	38,080	989,370
Natixis(a)	3,160,640	16,423,546
Neopost SA(c)	146,880	11,667,162
PagesJaunes Groupe SA(c)	534,536	6,431,539
Pernod Ricard SA	760,163	64,637,509
PPR SA(c)	276,352	37,277,948
PSA Peugeot Citroen SA(a)	596,224	17,797,669
Publicis Groupe SA	511,360	22,611,066
Renault SA(a)	664,768	31,299,210
Safran SA	731,383	18,700,856
Sanofi-Aventis	3,741,632	257,011,651
Schneider Electric SA(c)	856,256	97,833,092
SCOR SE	684,352	16,151,588
SES SA FDR	1,095,616	25,158,691
Societe BIC(c)	142,528	11,086,473
Societe Generale	2,228,224	119,695,425
Societe Television Francaise 1(c)	375,360	6,989,859
Sodexo	397,120	24,384,454
STMicroelectronics NV	2,584,000	24,195,013
Suez Environnement SA	1,029,248	22,320,881
Technip SA	364,913	29,354,998
Thales SA	382,976	14,288,826
Total SA	7,483,264	407,656,498
Unibail-Rodamco SE	293,760	55,660,213
Vallourec SA	196,928	39,394,628
Veolia Environnement(c)	1,388,288	43,831,777
Vinci SA	1,484,032	83,122,868
Vivendi SA(c)	4,259,520	112,140,681

		3,663,765,751
GERMANY—7.43%
Adidas AG	728,960	42,802,595
Allianz SE Registered	1,616,768	185,995,122
BASF SE	3,256,384	190,426,846
Bayer AG	2,903,872	185,623,988
Bayerische Motoren Werke AG	1,219,648	60,213,905
Beiersdorf AG(c)	336,429	19,058,615
Celesio AG	380,800	12,478,521
Commerzbank AG(a)(c)	2,464,320	19,443,837
Daimler AG Registered	3,217,216	166,041,691

Deutsche Bank AG Registered	2,084,608	144,854,217
Deutsche Boerse AG	718,080	55,893,703
Deutsche Lufthansa AG Registered	878,016	14,651,547
Deutsche Post AG Registered	3,062,720	49,825,149
Deutsche Postbank AG(a)	335,104	11,551,429
Deutsche Telekom AG Registered	10,075,968	131,014,259
E.ON AG	6,773,888	250,031,549
Fraport AG	113,152	5,881,943
Fresenius Medical Care AG & Co. KGaA	751,808	40,705,402
GEA Group AG	510,272	11,357,808
Hannover Rueckversicherung AG Registered(a)	211,072	9,899,995
HeidelbergCement AG	504,832	31,391,000
Henkel AG & Co. KGaA	380,800	17,192,460
Hochtief AG	163,200	13,503,840
Infineon Technologies AG(a)	3,792,768	26,945,037
K+S AG	621,372	35,799,561
Linde AG	526,592	63,121,502
MAN SE	401,472	38,002,450
Merck KGaA	264,384	21,746,152
METRO AG	425,408	25,541,643
Muenchener Rueckversicherungs-Gesellschaft AG Registered(c)	706,112	99,709,249
Puma AG	28,288	9,470,988
QIAGEN NV(a)	769,216	17,735,145
RWE AG(c)	1,506,880	123,944,118
Salzgitter AG	153,408	12,510,029
SAP AG	3,086,656	148,673,636
Siemens AG Registered	2,939,776	290,585,631
SolarWorld AG(c)	301,376	4,361,887
Suedzucker AG	139,264	2,821,101
ThyssenKrupp AG	1,229,440	40,246,927
TUI AG(a)	510,272	5,666,013
United Internet AG Registered(a)	418,880	6,313,185
Volkswagen AG	112,064	10,567,498
Wacker Chemie AG	54,400	8,000,025

		2,661,601,198
GREECE—0.25%
Alpha Bank AE(a)	368,788	2,991,190
Bank of Cyprus Public Co. Ltd.	179,696	1,041,747
Coca-Cola Hellenic Bottling Co. SA	40,202	1,097,957
EFG Eurobank Ergasias SA	221,126	1,793,523
Hellenic Petroleum SA	21,550	232,097
Hellenic Telecommunications Organization SA SP ADR(c)	5,260,669	29,775,387
Marfin Investment Group Holdings SA(a)	386,458	745,088
National Bank of Greece SA SP ADR	14,627,219	47,684,734
OPAP SA	99,026	2,014,550
Piraeus Bank SA	176,924	1,340,908
Public Power Corp. SA(a)	71,242	1,165,141
Titan Cement Co. SA	13,484	360,373

		90,242,695
HONG KONG—2.35%
Bank of East Asia Ltd.	5,657,640	20,512,953
BOC Hong Kong (Holdings) Ltd.	11,968,000	29,133,848
Cheung Kong (Holdings) Ltd.	6,074,000	75,925,000
Chinese Estates Holdings Ltd.	2,176,000	3,727,563

CLP Holdings Ltd.	6,528,000	45,823,802
Esprit Holdings Ltd.(c)	4,122,118	30,103,566
Foxconn International Holdings Ltd.(a)(c)	7,646,000	6,992,092
Hang Lung Group Ltd.	2,176,000	10,790,314
Hang Lung Properties Ltd.	8,704,000	31,950,541
Hang Seng Bank Ltd.	2,502,400	34,486,965
Henderson Land Development Co. Ltd.	5,394,000	34,633,037
Hong Kong and China Gas Co. Ltd. (The)	16,320,432	39,939,234
Hong Kong Exchanges and Clearing Ltd.	3,808,000	63,417,620
Hongkong Electric Holdings Ltd.(c)	5,460,000	32,278,980
Hutchison Whampoa Ltd.(c)	7,644,000	53,214,606
Kerry Properties Ltd.	2,178,000	10,211,128
Li & Fung Ltd.	8,938,200	43,804,548
Link REIT (The)(c)	8,160,000	20,116,229
Mongolia Energy Corp. Ltd.(a)	10,905,000	5,112,597
MTR Corp. Ltd.	6,528,000	23,122,102
New World Development Co. Ltd.	8,704,599	15,763,352
NWS Holdings Ltd.	3,282,000	5,791,267
Orient Overseas International Ltd.	1,092,000	8,438,949
Sands China Ltd.(a)	6,963,200	11,497,710
Shangri-La Asia Ltd.(c)	4,376,000	8,544,585
Sino Land Co. Ltd.(c)	4,352,000	7,959,608
Sun Hung Kai Properties Ltd.	5,440,000	76,863,472
Swire Pacific Ltd. Class A	3,784,000	42,864,864
Swire Properties Ltd.(a)(b)	378,700	1,012,110
Wharf (Holdings) Ltd. (The)(c)	6,026,375	33,104,700
Wing Hang Bank Ltd.	544,000	5,570,325
Yue Yuen Industrial (Holdings) Ltd.	2,176,000	7,665,327

		840,372,994
IRELAND—0.29%
Anglo Irish Bank Corp. Ltd.(b)	3,570,811	475
CRH PLC	2,507,840	71,462,729
Elan Corp. PLC(a)	1,795,200	12,269,117
Kerry Group PLC Class A	604,928	19,392,698
Ryanair Holdings PLC(a)	177,504	880,348

		104,005,367
ITALY—2.98%
A2A SpA(c)	4,881,330	8,275,337
Assicurazioni Generali SpA(c)	4,088,183	86,701,848
Atlantia SpA	906,854	19,353,065
Autogrill SpA(a)	489,216	5,984,472
Banca Carige SpA	2,012,676	5,122,160
Banca Monte dei Paschi di Siena SpA	8,055,869	11,214,926
Banca Popolare di Milano Scrl	1,630,728	9,220,685
Banco Popolare SpA(a)	2,274,384	14,682,174
Enel SpA	23,157,588	121,703,352
Eni SpA	9,115,038	204,340,001
Fiat SpA	2,681,222	35,472,614
Finmeccanica SpA	1,544,458	19,868,469
Fondiaria-SAI SpA	134,912	1,879,963
Intesa Sanpaolo SpA(a)	26,961,276	89,533,029
Italcementi SpA(c)	359,090	4,103,803
Luxottica Group SpA(c)	509,076	13,889,842
Mediaset SpA	2,870,520	22,805,302

Mediobanca SpA(a)	1,840,435	17,080,998
Mediolanum SpA	1,104,132	5,637,539
Parmalat SpA	6,489,631	17,137,071
Pirelli & C. SpA(a)	10,990,923	6,357,125
Prysmian SpA	386,598	6,990,944
Saipem SpA	904,128	33,937,366
Snam Rete Gas SpA	5,563,577	26,464,950
Telecom Italia SpA	34,673,016	48,546,434
Tenaris SA	1,696,235	34,349,725
Terna SpA(c)	4,375,807	17,760,336
UniCredit SpA(a)	57,257,088	151,806,983
Unione di Banche Italiane ScpA	2,071,350	25,751,495
Unipol Gruppo Finanziario SpA(a)(c)	1,568,040	1,652,318

		1,067,624,326
JAPAN—22.62%
77 Bank Ltd. (The)	2,184,000	12,452,122
Acom Co. Ltd.(c)	152,320	2,409,316
Advantest Corp.	545,200	14,214,288
AEON Co. Ltd.(c)	2,176,000	25,021,338
AEON Credit Service Co. Ltd.	435,290	4,750,639
AEON Mall Co. Ltd.	326,400	6,905,750
Aisin Seiki Co. Ltd.	652,800	19,922,170
Ajinomoto Co. Inc.	2,184,000	20,559,940
All Nippon Airways Co. Ltd.(a)	2,180,000	6,910,329
Amada Co. Ltd.	2,184,000	18,027,699
Aozora Bank Ltd.	3,264,000	4,687,161
Asahi Breweries Ltd.	1,414,400	25,471,537
Asahi Glass Co. Ltd.	3,679,000	43,908,499
Asahi Kasei Corp.	4,368,000	24,671,928
Astellas Pharma Inc.	1,632,090	57,377,486
Bank of Kyoto Ltd. (The)	2,033,000	17,927,423
Bank of Yokohama Ltd. (The)	5,477,000	28,605,542
Benesse Holdings Inc.	327,600	15,088,905
Bridgestone Corp.	2,067,200	34,610,923
Brother Industries Ltd.	544,000	6,631,465
Canon Inc.	3,699,200	171,364,919
Casio Computer Co. Ltd.	870,400	6,869,873
Central Japan Railway Co.	5,460	44,546,538
Chiba Bank Ltd. (The)	3,264,000	20,762,387
Chubu Electric Power Co. Inc.	2,284,800	53,079,494
Chugai Pharmaceutical Co. Ltd.	761,600	13,804,557
Chugoku Electric Power Co. Inc. (The)(c)	870,400	16,628,427
Chuo Mitsui Trust Holdings Inc.	3,284,000	12,575,684
Citizen Holdings Co. Ltd.	1,088,000	7,568,897
Coca-Cola West Co. Ltd.	385,200	6,818,134
Cosmo Oil Co. Ltd.	1,088,000	2,939,602
Credit Saison Co. Ltd.	544,000	8,014,467
Dai Nippon Printing Co. Ltd.	2,184,000	30,317,200
Daicel Chemical Industries Ltd.	1,092,000	7,050,782
Daido Steel Co. Ltd.	1,455,000	6,252,739
Dai-ichi Life Insurance Co. Ltd. (The)	28,288	48,295,118
Daiichi Sankyo Co. Ltd.	2,393,695	41,706,972
Daikin Industries Ltd.	870,400	33,145,751
Dainippon Sumitomo Pharma Co. Ltd.	108,800	906,184
Daito Trust Construction Co. Ltd.	326,400	17,498,734
Daiwa House Industry Co. Ltd.	2,176,000	23,447,378

Daiwa Securities Group Inc.	5,460,000	28,458,674
Dena Co. Ltd.	1,098	8,981,619
Denso Corp.	1,632,000	48,000,000
Dentsu Inc.	766,100	21,106,255
Dowa Holdings Co. Ltd.	1,096,150	6,133,124
East Japan Railway Co.	1,196,800	80,202,531
Eisai Co. Ltd.	982,800	33,714,818
Electric Power Development Co. Ltd.	546,000	16,813,850
Elpida Memory Inc.(a)	544,000	11,746,835
FamilyMart Co. Ltd.	327,600	11,290,544
Fanuc Ltd.	679,600	80,748,133
Fast Retailing Co. Ltd.	217,600	33,261,483
Fuji Electric Holdings Co. Ltd.(a)	1,092,000	3,310,499
Fuji Heavy Industries Ltd.(a)	2,176,000	12,267,631
Fuji Media Holdings Inc.	1,922	3,111,673
FUJIFILM Holdings Corp.	1,632,000	56,245,931
Fujitsu Ltd.	6,528,000	46,177,215
Fukuoka Financial Group Inc.	4,357,000	19,001,915
Furukawa Electric Co. Ltd.	2,184,000	10,942,070
GS Yuasa Corp.(c)	1,088,000	7,800,362
Gunma Bank Ltd. (The)	2,184,000	11,801,638
Hankyu Hanshin Holdings Inc.	4,364,000	20,332,220
Hino Motors Ltd.	1,092,000	5,563,962
Hirose Electric Co. Ltd.	109,700	11,844,006
Hiroshima Bank Ltd. (The)	3,264,000	13,401,808
Hitachi Construction Machinery Co. Ltd.	326,800	7,021,976
Hitachi Ltd.(a)	15,232,000	67,726,582
Hokkaido Electric Power Co. Inc.	217,600	4,224,232
Hokuhoku Financial Group Inc.	6,528,000	12,985,172
Hokuriku Electric Power Co.	326,400	6,763,400
Honda Motor Co. Ltd.	5,766,400	197,202,170
Hoya Corp.	1,523,200	42,304,811
IBIDEN Co. Ltd.	546,000	19,804,914
Idemitsu Kosan Co. Ltd.	109,400	9,111,818
IHI Corp.	2,980,000	6,022,764
INPEX Corp.	3,264	23,158,047
Isetan Mitsukoshi Holdings Ltd.	1,196,800	13,914,502
Isuzu Motors Ltd.(a)	4,352,000	14,026,763
ITO EN Ltd.	218,400	3,384,840
ITOCHU Corp.	5,460,000	47,740,879
Itochu Techno-Solutions Corp.	218,400	8,270,439
J. Front Retailing Co. Ltd.	1,626,600	9,481,723
Japan Real Estate Investment Corp.	1,094	9,135,092
Japan Steel Works Ltd. (The)	1,090,000	12,035,103
Japan Tobacco Inc.	16,324	56,780,640
JFE Holdings Inc.	1,740,875	62,683,352
JGC Corp.	1,092,000	18,968,578
Joyo Bank Ltd. (The)	3,276,000	13,660,164
JS Group Corp.	980,180	19,351,282
JSR Corp.	684,100	13,957,066
JTEKT Corp.	435,200	5,045,931
Jupiter Telecommunications Co. Ltd.(c)	2,151	2,173,652
JX Holdings Inc.	8,561,100	47,718,502
Kajima Corp.	3,264,000	8,298,011
Kamigumi Co. Ltd.	1,092,000	9,048,697
Kansai Electric Power Co. Inc. (The)	2,720,000	60,499,096

Kao Corp.	1,958,400	47,913,201
Kawasaki Heavy Industries Ltd.	5,460,000	17,191,363
Kawasaki Kisen Kaisha Ltd.(a)	2,176,000	9,328,029
KDDI Corp.	9,792	47,444,485
Keihin Electric Express Railway Co. Ltd.	2,184,000	18,329,710
Keio Corp.	2,184,000	14,148,027
Keyence Corp.	119,849	28,671,461
Kikkoman Corp.	1,092,000	12,173,343
Kinden Corp.	1,092,000	9,699,181
Kintetsu Corp.	6,552,000	20,699,330
Kirin Holdings Co. Ltd.	3,276,000	47,009,084
Kobe Steel Ltd.	10,920,000	24,625,466
Komatsu Ltd.	3,276,000	66,419,062
Konami Corp.	436,800	8,539,925
Konica Minolta Holdings Inc.	1,632,000	20,640,868
Kubota Corp.	4,368,000	38,564,408
Kuraray Co. Ltd.	1,638,000	21,553,090
Kurita Water Industries Ltd.	437,000	12,629,816
Kyocera Corp.	655,200	66,140,283
Kyowa Hakko Kirin Co. Ltd.	1,088,000	11,503,798
Kyushu Electric Power Co. Inc.	1,528,800	30,930,514
Lawson Inc.	327,600	14,496,500
Makita Corp.	437,600	13,615,360
Marubeni Corp.	6,528,000	38,886,076
Marui Group Co. Ltd.	870,400	6,943,942
Matsui Securities Co. Ltd.	435,200	3,277,541
Mazda Motor Corp.	5,440,000	16,202,532
Meiji Holdings Co. Ltd.	255,052	9,224,304
Minebea Co. Ltd.	2,184,000	12,777,364
Mitsubishi Chemical Holdings Corp.	3,808,000	20,374,683
Mitsubishi Corp.	4,460,800	106,478,408
Mitsubishi Electric Corp.	6,937,000	62,204,989
Mitsubishi Estate Co. Ltd.	4,357,000	78,973,812
Mitsubishi Gas Chemical Co. Inc.	2,176,000	13,193,490
Mitsubishi Heavy Industries Ltd.	10,880,000	43,978,300
Mitsubishi Materials Corp.(a)	4,352,000	13,147,197
Mitsubishi Motors Corp.(a)(c)	13,092,000	17,964,770
Mitsubishi Tanabe Pharma Corp.	1,088,000	14,420,253
Mitsubishi UFJ Financial Group Inc.	44,390,480	233,261,324
Mitsubishi UFJ Lease & Finance Co. Ltd.	228,480	8,883,038
Mitsui & Co. Ltd.	6,201,600	94,201,519
Mitsui Chemicals Inc.	2,184,000	7,225,018
Mitsui Engineering & Shipbuilding Co. Ltd.	3,276,000	8,781,534
Mitsui Fudosan Co. Ltd.	3,264,000	60,724,774
Mitsui Mining & Smelting Co. Ltd.	3,276,000	9,060,313
Mitsui O.S.K. Lines Ltd.	4,385,000	33,023,933
Mitsumi Electric Co. Ltd.	326,400	7,176,564
Mizuho Financial Group Inc.	47,763,200	92,467,848
Mizuho Trust & Banking Co. Ltd.(a)	5,470,000	5,411,233
MS&AD Insurance Group Holdings Inc.	1,849,688	53,300,764
Murata Manufacturing Co. Ltd.	873,600	52,038,719
Namco Bandai Holdings Inc.	870,400	8,703,074
NEC Corp.	8,704,000	28,886,799
NGK Insulators Ltd.	1,088,000	21,503,074
NGK Spark Plug Co. Ltd.	1,092,000	14,856,590
Nidec Corp.	436,800	45,208,637

Nikon Corp.	1,092,000	25,078,481
Nintendo Co. Ltd.	326,400	110,061,483
Nippon Building Fund Inc.	2,188	18,340,006
Nippon Electric Glass Co. Ltd.	1,223,500	18,754,000
Nippon Express Co. Ltd.	3,276,000	15,437,379
Nippon Meat Packers Inc.	1,092,000	13,822,785
Nippon Paper Group Inc.	327,300	9,208,685
Nippon Sheet Glass Co. Ltd.	2,176,000	7,198,553
Nippon Steel Corp.	18,585,000	66,424,423
Nippon Telegraph and Telephone Corp.	1,740,800	70,828,210
Nippon Yusen K.K.	4,352,000	17,961,664
Nishi-Nippon City Bank Ltd. (The)	4,353,000	12,548,271
Nissan Motor Co. Ltd.(a)	8,812,800	77,150,669
Nissha Printing Co. Ltd.	108,800	3,813,382
Nisshin Seifun Group Inc.	1,149,200	14,180,109
Nisshin Steel Co. Ltd.	3,264,000	6,978,662
Nissin Foods Holdings Co. Ltd.	327,600	10,994,341
Nitori Co. Ltd.	108,800	8,529,476
Nitto Denko Corp.	655,200	25,752,197
NKSJ Holdings Inc.	5,227,600	37,923,872
NOK Corp.	546,000	9,339,092
Nomura Holdings Inc.	12,729,600	88,691,501
Nomura Real Estate Holdings Inc.	217,600	3,867,776
Nomura Research Institute Ltd.	108,900	2,792,872
NSK Ltd.	2,184,000	16,796,426
NTN Corp.	2,184,000	9,664,333
NTT Data Corp.	4,368	15,867,163
NTT DoCoMo Inc.	53,312	83,021,772
NTT Urban Development Corp.	1,088	1,060,109
Obayashi Corp.	2,176,000	9,744,665
Odakyu Electric Railway Co. Ltd.	150,000	1,252,526
Oji Paper Co. Ltd.	3,276,000	15,472,227
Olympus Corp.	761,600	23,218,228
Omron Corp.	902,500	21,091,294
Oracle Corp. (Japan)	108,800	5,387,341
Oriental Land Co. Ltd.	218,400	15,472,226
ORIX Corp.	369,920	34,036,890
Osaka Gas Co. Ltd.	7,644,000	26,588,533
Panasonic Corp.	6,854,468	100,764,544
Panasonic Electric Works Co. Ltd.	1,088,000	13,471,248
Rakuten Inc.	25,024	19,404,846
Resona Holdings Inc.	1,740,800	21,276,239
Ricoh Co. Ltd.	2,184,000	37,309,903
Rohm Co. Ltd.	436,800	32,570,663
Sankyo Co. Ltd.	217,600	10,080,289
SANYO Electric Co. Ltd.(a)(c)	5,440,000	8,737,794
Sapporo Hokuyo Holdings Inc.	2,190,000	10,086,906
Sapporo Holdings Ltd.	2,184,000	10,756,218
SBI Holdings Inc.	62,016	13,457,360
Secom Co. Ltd.	761,600	33,134,177
Sega Sammy Holdings Inc.	652,838	8,555,435
Seiko Epson Corp.	544,000	9,663,653
Sekisui Chemical Co. Ltd.	2,184,000	14,961,132
Sekisui House Ltd.	2,184,000	20,885,182
Senshu Ikeda Holdings Inc.(c)	652,800	1,117,975
Seven & I Holdings Co. Ltd.	2,611,280	66,858,323

Sharp Corp.	3,831,000	49,960,706
Shikoku Electric Power Co. Inc.	217,600	5,825,967
Shimamura Co. Ltd.	108,800	10,959,855
Shimano Inc.	327,600	14,949,516
Shimizu Corp.	2,176,000	8,726,221
Shin-Etsu Chemical Co. Ltd.	1,414,400	81,996,383
Shinko Electric Industries Co. Ltd.	108,800	1,944,304
Shinsei Bank Ltd.(a)(c)	3,264,000	4,235,805
Shionogi & Co. Ltd.	1,092,000	19,781,683
Shiseido Co. Ltd.	1,092,000	22,894,713
Shizuoka Bank Ltd. (The)	2,956,000	24,808,893
Showa Denko K.K.	4,368,000	10,036,038
Showa Shell Sekiyu K.K.	761,600	5,192,911
SMC Corp.	218,400	31,432,316
SoftBank Corp.	2,720,000	61,048,825
Sojitz Corp.	4,678,400	8,509,801
Sony Corp.	3,590,400	124,886,799
Sony Financial Holdings Inc.	3,267	11,780,800
Stanley Electric Co. Ltd.	684,100	14,066,220
Sumco Corp.(a)	435,200	9,698,373
Sumitomo Chemical Co. Ltd.	6,552,000	31,083,842
Sumitomo Corp.	4,025,600	48,901,555
Sumitomo Electric Industries Ltd.	2,284,800	28,338,228
Sumitomo Heavy Industries Ltd.	2,184,000	14,473,269
Sumitomo Metal Industries Ltd.	11,968,000	32,717,541
Sumitomo Metal Mining Co. Ltd.	2,176,000	32,405,063
Sumitomo Mitsui Financial Group Inc.	4,569,600	151,655,696
Sumitomo Realty & Development Co. Ltd.	1,485,000	30,644,613
Sumitomo Rubber Industries Inc.	544,000	4,883,906
Sumitomo Trust and Banking Co. Ltd. (The)	5,450,000	33,044,357
Suruga Bank Ltd.	1,092,000	10,732,985
Suzuken Co. Ltd.	327,640	12,511,729
Suzuki Motor Corp.	1,196,800	25,321,085
T&D Holdings Inc.	870,400	22,766,872
Taiheiyo Cement Corp.(a)	2,176,000	3,101,627
Taisei Corp.	2,176,000	4,976,492
Taisho Pharmaceutical Co. Ltd.	1,010,000	18,403,680
Taiyo Nippon Sanso Corp.	1,092,000	9,850,186
Takashimaya Co. Ltd.	2,276,000	21,716,541
Takeda Pharmaceutical Co. Ltd.	2,611,200	112,491,863
TDK Corp.	452,800	29,236,209
Teijin Ltd.	3,276,000	10,523,902
Terumo Corp.	655,200	33,488,309
THK Co. Ltd.	326,400	7,169,620
Tobu Railway Co. Ltd.	3,276,000	17,284,289
Toho Co. Ltd.	761,600	13,172,658
Tohoku Electric Power Co. Inc.	1,741,700	35,478,731
Tokio Marine Holdings Inc.	2,502,400	74,851,067
Tokuyama Corp.	1,092,000	6,156,366
Tokyo Electric Power Co. Inc. (The)	4,243,200	106,384,665
Tokyo Electron Ltd.	544,000	35,934,900
Tokyo Gas Co. Ltd.	8,704,000	36,941,772
Tokyo Steel Manufacturing Co. Ltd.	546,000	7,370,216
Tokyo Tatemono Co. Ltd.	1,088,000	5,045,931
Tokyu Corp.	4,368,000	18,306,478

Tokyu Land Corp.	2,184,000	9,408,786
TonenGeneral Sekiyu K.K.	2,040,000	17,424,955
Toppan Printing Co. Ltd.	2,184,000	20,025,614
Toray Industries Inc.	5,460,000	31,536,858
Toshiba Corp.(a)	14,144,000	82,447,739
Tosoh Corp.	2,184,000	6,226,061
TOTO Ltd.	2,184,000	14,821,742
Toyo Seikan Kaisha Ltd.	652,800	11,332,514
Toyoda Gosei Co. Ltd.	327,600	9,150,916
Toyota Boshoku Corp.	108,800	1,955,877
Toyota Industries Corp.	870,400	25,479,638
Toyota Motor Corp.	10,336,000	402,951,175
Toyota Tsusho Corp.	764,400	11,521,698
Trend Micro Inc.	435,200	14,813,743
Tsumura & Co.	217,600	6,365,280
Ube Industries Ltd.	4,368,000	11,151,154
Unicharm Corp.	218,400	21,233,656
UNY Co. Ltd.	108,800	990,669
Ushio Inc.	326,400	5,426,691
USS Co. Ltd.	141,440	9,674,069
West Japan Railway Co.	7,644	27,808,191
Yahoo! Japan Corp.	48,960	18,748,644
Yakult Honsha Co. Ltd.	326,400	8,554,937
Yamada Denki Co. Ltd.	304,640	23,817,721
Yamaguchi Financial Group Inc.	1,098,000	11,025,550
Yamaha Corp.	683,900	8,424,170
Yamaha Motor Co. Ltd.(a)	762,000	11,258,568
Yamato Holdings Co. Ltd.	1,414,400	20,326,076
Yaskawa Electric Corp.	1,092,000	9,710,797
Yokogawa Electric Corp.	870,400	7,462,423

		8,102,157,804
NETHERLANDS—2.62%
AEGON NV(a)	5,476,992	38,779,219
Akzo Nobel NV	861,696	51,169,378
ASML Holding NV	1,575,478	52,056,633
Corio NV	164,288	9,544,978
Fugro NV CVA	227,392	14,899,895
Heineken NV	867,932	40,599,331
ING Groep NV CVA(a)	12,776,384	114,482,934
Koninklijke Ahold NV	4,347,648	59,658,374
Koninklijke DSM NV	609,280	27,268,947
Koninklijke KPN NV	6,052,544	90,456,880
Koninklijke Philips Electronics NV	3,602,368	121,806,867
Randstad Holding NV(a)	363,392	18,522,865
Reed Elsevier NV	2,319,616	27,758,497
Royal Boskalis Westminster NV CVA	213,946	9,714,763
Royal Vopak NV	53,312	4,394,951
SBM Offshore NV	573,320	11,358,493
TNT NV	1,360,486	41,751,033
Unilever NV CVA	5,876,244	179,628,866
Wolters Kluwer NV	1,164,446	23,874,873

		937,727,777

NEW ZEALAND—0.06%
Auckland International Airport Ltd.	2,630,784	3,863,058
Contact Energy Ltd.(a)	360,128	1,644,322
Fletcher Building Ltd.	100,096	614,982
Sky City Entertainment Group Ltd.	1,451,392	3,350,594
Telecom Corp. of New Zealand Ltd.	6,544,320	10,374,668

		19,847,624
NORWAY—0.78%
DnB NOR ASA	3,255,639	38,840,962
Norsk Hydro ASA(a)	2,397,952	18,598,534
Orkla ASA	2,926,674	24,681,778
Renewable Energy Corp. ASA(a)(c)	1,265,028	4,344,510
Seadrill Ltd.	1,047,744	26,685,526
Statoil ASA	4,025,600	97,553,532
Telenor ASA(a)	3,022,464	43,199,262
Yara International ASA	686,528	24,007,728

		277,911,832
PORTUGAL—0.29%
Banco Comercial Portugues SA Registered(c)	11,239,548	10,506,099
Banco Espirito Santo SA Registered	2,466,324	11,805,652
BRISA - Auto-estradas de Portugal SA	1,538,758	10,870,449
EDP Renovaveis SA(a)(c)	1,010,752	7,176,674
Energias de Portugal SA	7,591,191	27,141,763
Galp Energia SGPS SA Class B	610,545	9,766,088
Jeronimo Martins SGPS SA	124,032	1,281,092
Portugal Telecom SGPS SA Registered	2,511,828	25,640,045

		104,187,862
SINGAPORE—1.58%
Ascendas Real Estate Investment Trust	1,088,000	1,540,166
CapitaLand Ltd.	8,704,000	23,880,506
CapitaMall Trust Management Ltd.	2,176,000	3,112,087
CapitaMalls Asia Ltd.	4,352,000	6,954,562
City Developments Ltd.(c)	2,176,000	16,957,700
ComfortDelGro Corp. Ltd.	10,880,000	12,464,227
COSCO Corp. (Singapore) Ltd.(c)	3,264,000	4,167,974
DBS Group Holdings Ltd.	6,578,000	73,438,214
Fraser and Neave Ltd.	5,440,150	19,570,170
Genting Singapore PLC(a)(c)	16,932,000	11,860,863
Golden Agri-Resources Ltd.(a)	25,024,194	10,773,304
Keppel Corp. Ltd.	4,368,000	31,362,779
Neptune Orient Lines Ltd.(c)	3,264,000	5,215,922
Noble Group Ltd.	6,528,000	14,433,099
Olam International Ltd.(c)	4,400,000	8,443,942
Oversea-Chinese Banking Corp. Ltd.(c)	10,690,200	68,644,431
Singapore Airlines Ltd.	1,879,200	20,842,672
Singapore Exchange Ltd.(c)	3,270,000	19,637,418
Singapore Press Holdings Ltd.	7,081,750	21,341,623
Singapore Technologies Engineering Ltd.	7,616,000	17,672,210
Singapore Telecommunications Ltd.	26,112,285	58,114,101
United Overseas Bank Ltd.	5,171,000	76,671,692
UOL Group Ltd.	4,613,000	12,959,283

Wilmar International Ltd.(c)	4,352,000	22,133,927
Yangzijiang Shipbuilding (Holdings) Ltd.(c)	4,352,000	4,287,059

		566,479,931
SPAIN—3.76%
Abertis Infraestructuras SA	1,016,192	17,707,210
Acciona SA	113,152	11,268,897
Acerinox SA	645,184	12,876,612
Actividades de Construcciones y Servicios SA(c)	539,648	24,507,680
Banco Bilbao Vizcaya Argentaria SA	12,566,400	166,136,730
Banco de Sabadell SA(c)	3,305,628	16,790,154
Banco de Valencia SA(c)	744,348	4,325,087
Banco Popular Espanol SA(c)	3,109,738	22,121,518
Banco Santander SA(c)	28,120,349	357,076,621
Banco Santander SA London	652,855	8,229,174
Bankinter SA(c)	1,079,296	7,950,376
Criteria CaixaCorp SA	3,221,568	16,067,626
Enagas SA	714,816	14,332,863
Ferrovial SA	1,626,560	14,349,883
Fomento de Construcciones y Contratas SA(c)	46,784	1,534,008
Gamesa Corporacion Tecnologica SA(c)	716,992	8,867,094
Gas Natural SDG SA	884,544	15,148,605
Gestevision Telecinco SA(c)	221,952	3,165,146
Grifols SA(c)	518,976	6,590,039
Iberdrola Renovables SA	3,543,616	13,744,230
Iberdrola SA	13,329,088	106,160,901
Iberia Lineas Aereas de Espana SA(a)	1,845,248	6,200,080
Indra Sistemas SA	73,984	1,486,413
Industria de Diseno Textil SA	775,744	48,097,353
Mapfre SA	2,671,332	8,769,731
Red Electrica Corporacion SA	433,127	20,476,385
Repsol YPF SA	2,697,152	63,566,603
Sacyr Vallehermoso SA(a)(c)	354,218	2,723,241
Telefonica SA	14,999,168	339,540,534
Zardoya Otis SA	458,281	7,159,902

		1,346,970,696
SWEDEN—2.91%
Alfa Laval AB	1,316,590	19,779,909
Assa Abloy AB Class B	1,154,368	26,866,137
Atlas Copco AB Class A	2,436,032	39,588,965
Atlas Copco AB Class B	1,459,008	21,376,080
Electrolux AB Class B	869,312	22,486,549
Getinge AB Class B	676,736	15,217,831
Hennes & Mauritz AB Class B	1,747,328	111,947,013
Holmen AB Class B	286,144	7,263,540
Husqvarna AB Class B(a)	1,610,240	11,995,828
Investor AB Class B	1,456,832	27,695,203
Kinnevik Investment AB Class B	767,040	14,179,753
Lundin Petroleum AB(a)	933,504	5,727,026
Millicom International Cellular SA SDR	275,264	24,227,911
Nordea Bank AB	11,310,848	111,101,782
Ratos AB Class B	359,040	11,293,370
Sandvik AB	3,631,897	52,610,047
Scania AB Class B	1,089,088	19,186,676
Securitas AB Class B	1,281,664	13,561,740

Skandinaviska Enskilda Banken AB Class A(a)	5,361,664	36,969,341
Skanska AB Class B	1,391,552	23,190,613
SKF AB Class B	1,475,678	29,702,483
SSAB AB Class A	687,616	12,189,755
Svenska Cellulosa AB Class B	2,118,070	27,759,381
Svenska Handelsbanken AB Class A	1,742,976	49,173,439
Swedbank AB Class A(a)	2,073,728	22,686,675
Swedish Match AB	1,107,584	25,273,073
Tele2 AB Class B	1,183,744	20,135,700
Telefonaktiebolaget LM Ericsson Class B	10,550,336	122,698,635
TeliaSonera AB	7,846,656	53,908,819
Volvo AB Class A	1,065,152	13,078,184
Volvo AB Class B(c)	3,980,256	50,051,090

		1,042,922,548
SWITZERLAND—7.51%
ABB Ltd. Registered(a)	7,869,484	152,206,625
Actelion Ltd. Registered(a)	372,208	15,140,372
Adecco SA Registered	435,364	25,645,282
Aryzta AG	314,432	12,046,421
Baloise Holding AG Registered	197,230	15,569,827
Compagnie Financiere Richemont SA Class A Bearer Units	1,918,331	70,914,184
Credit Suisse Group AG Registered	3,983,168	183,639,564
GAM Holding Ltd.	749,436	9,364,474
Geberit AG Registered	153,504	27,283,271
Givaudan SA Registered	28,058	24,518,215
Holcim Ltd. Registered(a)	869,125	65,184,375
Julius Baer Group Ltd.	777,516	26,866,856
Kuehne & Nagel International AG Registered	195,468	20,544,086
Logitech International SA Registered(a)(c)	739,547	12,197,723
Lonza Group AG Registered	187,876	14,726,829
Nestle SA Registered	12,249,792	600,557,984
Nobel Biocare Holding AG Registered	483,752	10,707,164
Novartis AG Registered	7,451,712	380,535,014
Roche Holding AG Genusschein	2,487,168	392,455,730
Schindler Holding AG Participation Certificates	146,880	12,943,970
SGS SA Registered	18,496	24,072,252
Sonova Holding AG Registered	178,432	22,229,515
Straumann Holding AG Registered	10,778	2,669,505
Swatch Group AG (The) Bearer	114,918	33,878,423
Swatch Group AG (The) Registered	215,424	11,810,351
Swiss Life Holding AG Registered(a)	114,692	14,043,918
Swiss Reinsurance Co. Registered	1,222,914	53,726,537
Swisscom AG Registered	84,769	28,764,842
Syngenta AG Registered	333,702	84,942,327
Synthes Inc.	230,656	26,253,702
UBS AG Registered(a)	12,580,544	196,877,344
Zurich Financial Services AG Registered	522,632	116,452,882

		2,688,769,564
UNITED KINGDOM—21.00%
Admiral Group PLC	653,888	13,161,489
AMEC PLC	1,141,312	14,587,026
Anglo American PLC(a)	4,655,552	199,920,510
Antofagasta PLC	1,425,280	21,794,232
Associated British Foods PLC	1,281,664	19,735,497

AstraZeneca PLC	5,122,304	226,510,734
Autonomy Corp. PLC(a)	767,040	21,133,256
Aviva PLC	9,844,224	52,542,330
BAE Systems PLC	12,529,408	66,049,509
Balfour Beatty PLC	2,247,467	9,532,476
Barclays PLC	40,369,152	209,008,201
BG Group PLC	11,871,168	202,238,815
BHP Billiton PLC	7,732,416	239,730,535
BP PLC	66,147,136	582,682,894
British Airways PLC(a)(c)	2,307,648	8,064,016
British American Tobacco PLC	7,126,400	224,050,816
British Land Co. PLC	3,188,928	22,863,225
British Sky Broadcasting Group PLC	4,074,560	38,355,860
BT Group PLC	27,164,096	52,680,243
Bunzl PLC	1,365,440	15,967,682
Burberry Group PLC	1,540,608	15,882,017
Cable & Wireless Worldwide PLC	8,852,456	11,707,210
Cairn Energy PLC(a)	4,961,280	30,474,655
Capita Group PLC	2,120,512	25,933,636
Carnival PLC	623,424	27,195,952
Centrica PLC	18,218,560	82,152,860
Cobham PLC	4,449,920	18,131,601
Compass Group PLC	6,733,632	55,038,493
Diageo PLC	8,972,736	153,135,420
Drax Group PLC	1,348,032	7,465,255
EnQuest PLC	9,248	14,226
Eurasian Natural Resources Corp.	901,952	16,925,823
Experian PLC	3,650,240	33,942,482
FirstGroup PLC	1,595,008	9,318,820
Fresnillo PLC	640,832	7,861,829
G4S PLC	4,350,912	17,808,101
GlaxoSmithKline PLC	18,377,408	340,646,786
Hammerson PLC	2,547,008	14,978,336
Home Retail Group PLC	3,245,504	13,696,033
HSBC Holdings PLC	61,378,432	627,578,634
ICAP PLC	2,005,184	11,678,439
Imperial Tobacco Group PLC	3,685,056	105,308,713
Inmarsat PLC	1,341,504	15,677,504
InterContinental Hotels Group PLC	1,101,056	19,532,991
International Power PLC	5,645,632	28,611,962
Invensys PLC	2,994,176	15,522,741
Investec PLC	1,695,104	13,517,923
J Sainsbury PLC	3,878,720	20,084,745
Johnson Matthey PLC	775,744	20,696,253
Kazakhmys PLC(a)	694,144	14,917,381
Kingfisher PLC	8,480,960	32,453,454
Land Securities Group PLC	2,662,336	26,854,939
Legal & General Group PLC	21,642,496	28,406,477
Liberty International PLC	1,537,344	11,551,543
Lloyds Banking Group PLC(a)	134,441,761	136,084,485
London Stock Exchange Group PLC	611,456	6,411,087
Lonmin PLC(a)	548,352	15,947,365
Man Group PLC	6,338,688	23,605,727
Marks & Spencer Group PLC	5,632,576	31,597,807
National Grid PLC	8,734,464	84,093,572
Next PLC	708,288	24,881,037

Old Mutual PLC(a)	18,924,283	33,687,986
Pearson PLC	2,854,912	45,927,345
Petrofac Ltd.	739,840	12,875,798
Prudential PLC	9,011,904	79,936,641
Randgold Resources Ltd.	311,168	26,600,757
Reckitt Benckiser Group PLC	2,130,304	110,963,316
Reed Elsevier PLC	4,099,584	32,285,020
Resolution Ltd.(a)	7,822,720	8,716,960
Rexam PLC	2,630,784	13,022,702
Rio Tinto PLC	4,842,688	250,467,037
Rolls-Royce Group PLC(a)	6,571,439	58,138,553
Rolls-Royce Group PLC Class C(a)(b)	591,973,020	906,104
Royal Bank of Scotland Group PLC(a)	59,261,184	49,299,870
Royal Dutch Shell PLC Class A	12,485,888	391,308,463
Royal Dutch Shell PLC Class B	9,483,008	286,674,532
RSA Insurance Group PLC	12,130,770	22,560,075
SABMiller PLC	3,307,520	104,037,570
Sage Group PLC (The)	4,956,928	18,604,113
Schroders PLC	477,632	10,154,804
Scottish & Southern Energy PLC	3,271,616	54,333,534
SEGRO PLC	2,408,013	11,389,200
Serco Group PLC	1,927,936	18,591,270
Severn Trent PLC	900,864	15,981,538
Shire PLC	2,038,912	45,034,019
Smith & Nephew PLC	3,231,360	33,583,891
Smiths Group PLC	1,299,072	22,409,545
Standard Chartered PLC	7,117,696	191,419,903
Standard Life PLC	7,995,712	24,477,273
Tesco PLC	27,688,512	184,422,753
Thomas Cook Group PLC	3,124,736	11,909,364
3i Group PLC	3,732,928	15,558,695
Tomkins PLC	3,062,720	11,677,689
TUI Travel PLC	2,391,424	10,241,892
Tullow Oil PLC	3,125,824	54,878,703
Unilever PLC	4,541,312	137,215,883
United Utilities Group PLC	2,440,384	20,058,957
Vedanta Resources PLC	473,280	18,291,757
Vodafone Group PLC	185,198,272	412,029,075
Whitbread PLC	748,544	17,621,771
Wm Morrison Supermarkets PLC	7,320,064	32,537,740
Wolseley PLC(a)	1,025,984	25,849,153
WPP PLC	4,266,220	45,580,026
Xstrata PLC	6,693,376	111,314,272

		7,520,509,209

TOTAL COMMON STOCKS
(Cost: $37,726,558,154)		35,427,713,019

Security	Shares	Value

PREFERRED STOCKS—0.48%

GERMANY—0.39%
Fresenius SE	338,368	24,457,163

Henkel AG & Co. KGaA	703,936	37,650,137
Porsche Automobil Holding SE	324,224	18,832,798
Volkswagen AG	595,119	57,400,900

		138,340,998
ITALY—0.09%
Intesa Sanpaolo SpA RNC	3,197,632	8,545,980
Telecom Italia SpA RNC	21,888,384	24,723,754

		33,269,734

TOTAL PREFERRED STOCKS
(Cost: $195,033,569)		171,610,732

Security	Shares	Value

RIGHTS—0.00%

AUSTRALIA—0.00%
Nufarm Ltd.(a)(b)	85,430	150,297

		150,297
NORWAY—0.00%
Renewable Energy Corp. ASA(a)(b)	632,514	876,186

		876,186
SPAIN—0.00%
Banco de Valencia SA(a)(c)	745,032	87,176

		87,176

TOTAL RIGHTS
(Cost: $3,113,034)		1,113,659

Security	Shares	Value

WARRANTS—0.00%

HONG KONG—0.00%
Henderson Land Development Co. Ltd. (Expires 4/15/11)(a)(b)	1,074,000	14

		14

TOTAL WARRANTS
(Cost: $0)		14

Security	Shares	Value

SHORT-TERM INVESTMENTS—3.33%

MONEY MARKET FUNDS—3.33%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%(d)(e)(f)	183,977,155	183,977,155
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%(d)(e)(f)	997,667,677	997,667,677

BlackRock Cash Funds: Treasury, SL Agency Shares
0.10%(d)(e)	11,632,175	11,632,175

		1,193,277,007

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,193,277,007)		1,193,277,007

TOTAL INVESTMENTS IN SECURITIES—102.73%
(Cost: $39,117,981,764)		36,793,714,431
Other Assets, Less Liabilities—(2.73)%		(978,803,750)

NET ASSETS—100.00%		$35,814,910,681

FDR	-	Fiduciary Depositary Receipts
SDR	-	Swedish Depositary Receipts
SP ADR	-	Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE GROWTH INDEX FUND

April 30, 2010

Security	Shares	Value

COMMON STOCKS—98.97%

AUSTRALIA—8.33%
Alumina Ltd.	686,494	$996,876
Aristocrat Leisure Ltd.	91,134	363,930
Arrow Energy Ltd.(a)	161,589	777,646
Asciano Group(a)	749,995	1,186,826
ASX Ltd.	48,617	1,492,514
BHP Billiton Ltd.	885,171	33,576,428
Billabong International Ltd.	39,833	423,808
Boral Ltd.	71,187	392,285
Caltex Australia Ltd.	7,442	80,773
Coca-Cola Amatil Ltd.	146,644	1,531,570
Cochlear Ltd.	14,945	1,030,846
Computershare Ltd.	121,944	1,343,977
CSL Ltd.	155,123	4,676,994
Energy Resources of Australia Ltd.	19,093	280,454
Fortescue Metals Group Ltd.(a)	331,779	1,414,471
Harvey Norman Holdings Ltd.	147,498	468,188
Insurance Australia Group Ltd.	531,615	1,900,239
James Hardie Industries SE(a)	106,018	759,889
Leighton Holdings Ltd.	37,820	1,299,055
Macquarie Group Ltd.	44,042	2,061,714
MAp Group	88,694	259,241
Newcrest Mining Ltd.	128,039	3,943,835
Nufarm Ltd.(b)	18,204	129,461
Origin Energy Ltd.	237,046	3,614,317
OZ Minerals Ltd.(a)	869,311	934,624
Paladin Energy Ltd.(a)	88,145	328,199
Rio Tinto Ltd.	114,927	7,713,243
Santos Ltd.	114,131	1,470,346
Sims Metal Management Ltd.	40,443	770,621
Sonic Healthcare Ltd.	51,362	659,782
Toll Holdings Ltd.	117,364	781,125
Transurban Group	301,401	1,433,657
Westpac Banking Corp.	777,933	19,696,579
Woodside Petroleum Ltd.	142,824	6,035,827
Woolworths Ltd.	320,137	8,075,787
WorleyParsons Ltd.	44,164	1,095,583

		113,000,710
AUSTRIA—0.16%
Oesterreichische Elektrizitaetswirtschafts AG Class A(b)	23,058	861,520
Raiffeisen International Bank Holding AG	18,422	906,308
Vienna Insurance Group AG	7,198	354,982

		2,122,810
BELGIUM—0.90%
Anheuser-Busch InBev NV(b)	193,980	9,440,074
Colruyt SA	4,880	1,200,408
Mobistar SA	7,076	435,195
Umicore	31,354	1,151,265

		12,226,942

DENMARK—1.77%
A.P. Moller - Maersk A/S Class A	122	997,150
A.P. Moller - Maersk A/S Class B	305	2,580,059
Coloplast A/S Class B	4,819	536,788
Danske Bank A/S(a)	121,451	3,196,050
DSV A/S	55,648	1,001,126
Novo Nordisk A/S Class B	115,046	9,454,512
Novozymes A/S Class B	12,819	1,545,851
Topdanmark A/S(a)	5,195	643,638
TrygVesta A/S	4,697	290,004
Vestas Wind Systems A/S(a)	54,478	3,330,511
William Demant Holding A/S(a)	7,259	497,598

		24,073,287
FINLAND—0.35%
Kone OYJ Class B	43,310	1,911,893
Nokian Renkaat OYJ	29,529	697,315
Sampo OYJ Class A	61,793	1,524,125
Stora Enso OYJ Class R	69,113	579,864

		4,713,197
FRANCE—7.73%
Accor SA	17,141	979,808
Aeroports de Paris	8,928	737,196
Air France-KLM(a)	8,296	131,266
Alcatel-Lucent(a)	409,554	1,314,576
ALSTOM	54,290	3,210,864
Atos Origin SA(a)	4,270	217,651
BioMerieux SA	1,952	212,518
BNP Paribas	162,931	11,293,506
Bureau Veritas SA	13,054	738,464
Cap Gemini SA	38,491	1,952,756
Carrefour SA	107,665	5,273,895
Christian Dior SA	17,690	1,887,131
CNP Assurances SA	2,318	195,099
Compagnie Generale de Geophysique-Veritas(a)	39,650	1,195,967
Compagnie Generale des Etablissements Michelin Class B	37,515	2,737,015
Credit Agricole SA	124,989	1,798,193
Danone SA	146,717	8,657,751
Dassault Systemes SA	17,392	1,134,526
Electricite de France	61,610	3,314,063
Eramet(b)	1,403	512,079
Essilor International SA	54,656	3,338,251
Eutelsat Communications	9,028	321,769
Groupe Eurotunnel SA	125,172	1,145,738
Hermes International	14,213	1,882,839
Icade	6,100	594,689
Iliad SA(b)	3,294	330,680
Imerys SA	2,684	164,967
Ipsen SA	4,087	194,547
JCDecaux SA(a)	13,115	377,628
L’Air Liquide SA	66,437	7,758,723
Legrand SA	19,032	620,501

L’Oreal SA	63,928	6,656,496
LVMH Moet Hennessy Louis Vuitton SA	66,185	7,642,170
M6-Metropole Television	3,965	103,016
Natixis(a)	236,375	1,228,269
Neopost SA	9,394	746,196
Pernod Ricard SA	54,554	4,638,788
PSA Peugeot Citroen SA(a)	18,422	549,909
Publicis Groupe SA	30,012	1,327,056
Renault SA(a)	51,606	2,429,760
Safran SA	53,314	1,363,195
SCOR SE	11,102	262,021
SES SA FDR	81,618	1,874,199
Societe BIC	6,405	498,210
Societe des Autoroutes Paris-Rhin-Rhone(a)	2,440	169,874
Societe Generale	108,641	5,835,962
Societe Television Francaise 1	17,080	318,059
Sodexo	27,519	1,689,756
STMicroelectronics NV	164,599	1,541,205
Suez Environnement SA	64,416	1,396,963
Thales SA	8,845	330,007

		104,825,767
GERMANY—5.72%
Adidas AG	54,229	3,184,183
Bayer AG	216,428	13,834,711
Bayerische Motoren Werke AG	88,267	4,357,733
Beiersdorf AG(b)	24,461	1,385,709
Commerzbank AG(a) (b)	191,906	1,514,166
Daimler AG Registered	236,375	12,199,400
Deutsche Boerse AG	53,009	4,126,099
Deutsche Postbank AG(a)	24,400	841,097
Fraport AG	3,782	196,598
Fresenius Medical Care AG & Co. KGaA	51,984	2,814,588
GEA Group AG	47,153	1,049,548
HeidelbergCement AG	36,539	2,272,035
Henkel AG & Co. KGaA	38,186	1,724,032
Hochtief AG	10,564	874,109
Infineon Technologies AG(a)	288,034	2,046,286
K+S AG	45,630	2,628,915
Linde AG	40,443	4,847,819
Merck KGaA	16,775	1,379,780
METRO AG	17,934	1,076,764
Puma AG	1,651	552,765
QIAGEN NV(a)	53,375	1,230,621
SAP AG	227,408	10,953,464
SolarWorld AG(b)	30,927	447,614
Suedzucker AG	19,034	385,576
United Internet AG Registered(a)	31,049	467,958
Volkswagen AG	5,795	546,461
Wacker Chemie AG	4,087	601,031

		77,539,062

GREECE—0.40%
Coca-Cola Hellenic Bottling Co. SA SP ADR	64,836	1,722,044
Hellenic Telecommunications Organization SA SP ADR(b)	173,528	982,168
National Bank of Greece SA SP ADR	834,615	2,720,845

		5,425,057
HONG KONG—2.32%
ASM Pacific Technology Ltd.	61,000	583,758
Bank of East Asia Ltd.	378,200	1,371,243
BOC Hong Kong (Holdings) Ltd.	976,000	2,375,889
Cathay Pacific Airways Ltd.(a)	183,000	387,496
Chinese Estates Holdings Ltd.	183,000	313,485
Esprit Holdings Ltd.	298,930	2,183,067
Foxconn International Holdings Ltd.(a)(b)	610,000	557,831
Hang Lung Properties Ltd.	610,000	2,239,181
Hong Kong Aircraft Engineering Co. Ltd.	24,400	310,971
Hong Kong and China Gas Co. Ltd. (The)	976,930	2,390,735
Hong Kong Exchanges and Clearing Ltd.	274,500	4,571,464
Kerry Properties Ltd.	183,000	857,960
Li & Fung Ltd.	621,200	3,044,392
Lifestyle International Holdings Ltd.	152,500	301,700
MTR Corp. Ltd.	183,000	648,184
New World Development Co. Ltd.	671,000	1,215,129
Sands China Ltd.(a)	512,400	846,080
Shangri-La Asia Ltd.(b)	374,000	730,273
Sun Hung Kai Properties Ltd.	372,000	5,256,105
Swire Pacific Ltd. Class A	61,000	691,003
Swire Properties Ltd.(a)(c)	6,100	16,303
Wing Hang Bank Ltd.	61,000	624,614

		31,516,863
IRELAND—0.56%
CRH PLC	187,392	5,339,872
Elan Corp. PLC(a)	135,908	928,850
Kerry Group PLC Class A	42,212	1,353,226

		7,621,948
ITALY—1.43%
Assicurazioni Generali SpA(b)	296,033	6,278,243
Atlantia SpA	48,983	1,045,340
Autogrill SpA(a)	43,623	533,631
Banca Monte dei Paschi di Siena SpA	433,039	602,852
Banca Popolare di Milano Scrl	86,132	487,019
Fiat SpA	132,360	1,751,125
Italcementi SpA	11,468	131,060
Luxottica Group SpA	36,234	988,624
Mediobanca SpA(a)	75,963	705,009
Mediolanum SpA	55,327	282,492
Pirelli & C. SpA(a)	511,668	295,948
Prysmian SpA	28,859	521,864
Saipem SpA	73,139	2,745,347
Tenaris SA	126,148	2,554,569
Terna SpA	116,327	472,143

		19,395,266

JAPAN—22.16%
ABC-Mart Inc.	6,100	218,019
Advantest Corp.	18,300	477,112
AEON Mall Co. Ltd.	19,900	421,031
Aisin Seiki Co. Ltd.	48,800	1,489,280
Ajinomoto Co. Inc.	61,000	574,247
All Nippon Airways Co. Ltd.(a)	183,000	580,087
Asahi Breweries Ltd.	97,600	1,757,651
Asahi Glass Co. Ltd.	244,000	2,912,116
Asahi Kasei Corp.	305,000	1,722,742
ASICS Corp.	26,000	249,186
Benesse Holdings Inc.	18,300	842,878
Bridgestone Corp.	152,500	2,553,292
Canon Inc.	134,200	6,216,796
Central Japan Railway Co.	434	3,540,879
Chiyoda Corp.	61,000	566,461
Chugai Pharmaceutical Co. Ltd.	61,000	1,105,670
Chugoku Bank Ltd. (The)	61,000	783,832
Chugoku Electric Power Co. Inc. (The)	67,100	1,281,902
Dai Nippon Printing Co. Ltd.	122,000	1,693,543
Daido Steel Co. Ltd.	61,000	262,142
Daihatsu Motor Co. Ltd.	61,000	590,469
Daikin Industries Ltd.	67,100	2,555,239
Daito Trust Construction Co. Ltd.	12,200	654,058
Dena Co. Ltd.	61	498,979
Denso Corp.	128,100	3,767,647
Dentsu Inc.	12,200	336,113
Dowa Holdings Co. Ltd.	61,000	341,304
East Japan Railway Co.	87,900	5,890,544
Elpida Memory Inc.(a)	30,500	658,600
FamilyMart Co. Ltd.	12,200	420,466
Fanuc Ltd.	50,300	5,976,503
Fast Retailing Co. Ltd.	12,500	1,910,701
Fuji Electric Holdings Co. Ltd.(a)	61,000	184,927
Fuji Heavy Industries Ltd.(a)	61,000	343,900
FUJIFILM Holdings Corp.	115,900	3,994,426
Fujitsu Ltd.	488,000	3,451,973
Furukawa Electric Co. Ltd.	122,000	611,233
GS Yuasa Corp.(b)	122,000	874,673
Hankyu Hanshin Holdings Inc.	369,000	1,719,200
Hirose Electric Co. Ltd.	6,700	723,380
Hiroshima Bank Ltd. (The)	183,000	751,388
Hisamitsu Pharmaceutical Co. Inc.	18,300	675,471
Hitachi Construction Machinery Co. Ltd.	31,000	666,099
Hitachi High-Technologies Corp.	18,300	402,752
Hitachi Ltd.(a)	366,000	1,627,359
Hitachi Metals Ltd.	61,000	661,196
Hokuhoku Financial Group Inc.	244,000	485,353
Hokuriku Electric Power Co.	54,900	1,137,594
Honda Motor Co. Ltd.	433,100	14,811,366
Hoya Corp.	115,900	3,218,965
IBIDEN Co. Ltd.	36,600	1,327,582
IHI Corp.	366,000	739,709
INPEX Corp.	244	1,731,178
Isuzu Motors Ltd.(a)	122,000	393,213
Iyo Bank Ltd. (The)	61,000	569,056
JAFCO Co. Ltd.	12,400	383,568

Japan Steel Works Ltd. (The)	61,000	673,524
Japan Tobacco Inc.	1,220	4,243,591
JFE Holdings Inc.	122,000	4,392,831
JGC Corp.	62,000	1,076,970
JSR Corp.	49,600	1,011,944
JTEKT Corp.	42,700	495,086
Jupiter Telecommunications Co. Ltd.	283	285,980
Kao Corp.	128,100	3,134,028
Kawasaki Heavy Industries Ltd.	427,000	1,344,453
Kawasaki Kisen Kaisha Ltd.(a)	122,000	522,987
Keihin Electric Express Railway Co. Ltd.	138,000	1,158,196
Keio Corp.	61,000	395,160
Keisei Electric Railway Co. Ltd.	61,000	362,068
Keyence Corp.	12,225	2,924,585
Kikkoman Corp.	61,000	680,013
Kintetsu Corp.	244,000	770,854
Kobe Steel Ltd.	671,000	1,513,158
Komatsu Ltd.	244,000	4,946,963
Konica Minolta Holdings Inc.	65,500	828,417
Kurita Water Industries Ltd.	30,500	881,486
Kyocera Corp.	18,300	1,847,325
Kyowa Hakko Kirin Co. Ltd.	61,000	644,974
Lawson Inc.	18,300	809,786
Makita Corp.	24,400	759,175
Maruichi Steel Tube Ltd.	6,200	119,634
Matsui Securities Co. Ltd.	36,600	275,639
McDonald’s Holdings Co. (Japan) Ltd.	30,500	648,867
Medipal Holdings Corp.	18,300	227,947
Minebea Co. Ltd.	61,000	356,877
Mitsubishi Chemical Holdings Corp.	305,000	1,631,901
Mitsubishi Electric Corp.	549,000	4,922,955
Mitsubishi Estate Co. Ltd.	310,000	5,618,977
Mitsubishi Heavy Industries Ltd.	793,000	3,205,404
Mitsubishi Materials Corp.(a)	244,000	737,113
Mitsubishi Motors Corp.(a)(b)	1,037,000	1,422,966
Mitsubishi UFJ Financial Group Inc.	1,152,900	6,058,213
Mitsui Chemicals Inc.	61,000	201,798
Mitsui Engineering & Shipbuilding Co. Ltd.	122,000	327,029
Mitsui Fudosan Co. Ltd.	207,500	3,860,414
Mitsui Mining & Smelting Co. Ltd.	61,000	168,705
Mitsumi Electric Co. Ltd.	18,300	402,363
Mizuho Trust & Banking Co. Ltd.(a)	488,000	482,757
Murata Manufacturing Co. Ltd.	48,800	2,906,925
NGK Insulators Ltd.	61,000	1,205,595
NGK Spark Plug Co. Ltd.	61,000	829,901
NHK Spring Co. Ltd.	61,000	589,820
Nidec Corp.	31,400	3,249,888
Nikon Corp.	79,300	1,821,175
Nippon Electric Glass Co. Ltd.	69,500	1,065,307
Nippon Sheet Glass Co. Ltd.	183,000	605,393
Nippon Steel Corp.	1,281,000	4,578,407
Nissan Chemical Industries Ltd.	62,000	844,825
Nissan Motor Co. Ltd.(a)	335,500	2,937,097
Nissha Printing Co. Ltd.	6,100	213,802
Nisshin Steel Co. Ltd.	183,000	391,267
Nissin Foods Holdings Co. Ltd.	18,300	614,153

Nitori Co. Ltd.	12,400	972,109
Nitto Denko Corp.	42,700	1,678,295
NOK Corp.	24,400	417,351
Nomura Real Estate Holdings Inc.	24,400	433,703
Nomura Research Institute Ltd.	31,000	795,032
NSK Ltd.	122,000	938,262
NTT Data Corp.	372	1,351,324
NTT Urban Development Corp.	366	356,617
Odakyu Electric Railway Co. Ltd.	189,000	1,578,183
Olympus Corp.	30,500	929,827
Omron Corp.	42,700	997,893
Oracle Corp. (Japan)	6,100	302,048
Oriental Land Co. Ltd.	13,100	928,050
Osaka Gas Co. Ltd.	183,000	636,539
Otsuka Corp.	1,600	114,030
Panasonic Corp.	189,100	2,779,877
Panasonic Electric Works Co. Ltd.	122,000	1,510,563
Rakuten Inc.	1,916	1,485,761
Ricoh Co. Ltd.	183,000	3,126,242
Rinnai Corp.	12,200	598,904
Santen Pharmaceutical Co. Ltd.	18,300	583,980
SANYO Electric Co. Ltd.(a)	434,000	697,096
Secom Co. Ltd.	54,900	2,388,480
Seiko Epson Corp.	6,100	108,361
Seven & I Holdings Co. Ltd.	201,300	5,154,016
Seven Bank Ltd.	183	359,732
Sharp Corp.	183,000	2,386,533
Shikoku Electric Power Co. Inc.	30,500	816,599
Shimadzu Corp.	61,000	507,414
Shimamura Co. Ltd.	6,200	624,551
Shimano Inc.	18,300	835,092
Shimizu Corp.	61,000	244,623
Shin-Etsu Chemical Co. Ltd.	111,300	6,452,346
Shinko Electric Industries Co. Ltd.	18,500	330,603
Shionogi & Co. Ltd.	78,200	1,416,600
Shiseido Co. Ltd.	73,200	1,534,700
Shizuoka Bank Ltd. (The)	183,000	1,535,869
Showa Denko K.K.	183,000	420,466
SMC Corp.	12,900	1,856,579
SoftBank Corp.	201,300	4,518,062
Sony Corp.	176,900	6,153,207
Sony Financial Holdings Inc.	248	894,288
Square Enix Holdings Co. Ltd.	12,200	257,730
Stanley Electric Co. Ltd.	36,600	752,556
Sumco Corp.(a)	30,500	679,688
Sumitomo Chemical Co. Ltd.	427,000	2,025,763
Sumitomo Electric Industries Ltd.	73,700	914,096
Sumitomo Heavy Industries Ltd.	122,000	808,488
Sumitomo Metal Industries Ltd.	915,000	2,501,383
Sumitomo Metal Mining Co. Ltd.	122,500	1,824,274
Sumitomo Realty & Development Co. Ltd.	105,000	2,166,791
Sumitomo Trust and Banking Co. Ltd. (The)	244,000	1,479,417
Suruga Bank Ltd.	61,000	599,553
Suzuki Motor Corp.	97,600	2,064,955
Sysmex Corp.	6,100	366,610
Taiyo Nippon Sanso Corp.	122,000	1,100,479

TDK Corp.	12,200	787,725
Teijin Ltd.	61,000	195,958
Terumo Corp.	42,700	2,182,465
THK Co. Ltd.	30,500	669,955
Tobu Railway Co. Ltd.	260,000	1,371,769
Toho Co. Ltd.	24,400	422,023
Toho Gas Co. Ltd.	61,000	308,212
Tohoku Electric Power Co. Inc.	54,900	1,118,323
Tokio Marine Holdings Inc.	189,100	5,656,305
Tokuyama Corp.	61,000	343,900
Tokyo Electron Ltd.	49,300	3,256,600
Tokyo Gas Co. Ltd.	610,000	2,588,980
Tokyu Corp.	305,000	1,278,268
Tokyu Land Corp.	62,000	267,099
Toppan Printing Co. Ltd.	61,000	559,323
Toray Industries Inc.	382,000	2,206,425
Toshiba Corp.(a)	549,000	3,200,213
Toyoda Gosei Co. Ltd.	18,600	519,558
Toyota Boshoku Corp.	18,300	328,976
Toyota Tsusho Corp.	30,500	459,722
Trend Micro Inc.	31,000	1,055,207
Tsumura & Co.	18,300	535,315
Ube Industries Ltd.	254,000	648,442
Unicharm Corp.	12,200	1,186,129
Ushio Inc.	24,400	405,672
Yahoo! Japan Corp.	3,975	1,522,179
Yakult Honsha Co. Ltd.	30,500	799,404
Yamada Denki Co. Ltd.	24,550	1,919,397
Yamaha Motor Co. Ltd.(a)	54,900	811,149
Yamato Holdings Co. Ltd.	61,000	876,619
Yamato Kogyo Co. Ltd.	12,200	389,191
Yaskawa Electric Corp.	62,000	551,346
Yokogawa Electric Corp.	24,400	209,195

		300,484,352
NETHERLANDS—3.02%
AEGON NV(a)	431,087	3,052,262
ASML Holding NV	107,640	3,556,620
Fugro NV CVA	15,921	1,043,226
Heineken Holding NV	22,265	912,416
Heineken NV	65,270	3,053,140
Koninklijke Ahold NV	322,690	4,427,948
Koninklijke KPN NV	444,751	6,646,922
Randstad Holding NV(a)	26,047	1,327,671
Reed Elsevier NV	86,803	1,038,758
Royal Vopak NV	4,575	377,155
TNT NV	42,822	1,314,135
Unilever NV CVA	429,379	13,125,538
Wolters Kluwer NV	51,179	1,049,333

		40,925,124
NEW ZEALAND—0.11%
Auckland International Airport Ltd.	178,242	261,732
Contact Energy Ltd.(a)	110,593	504,961
Fletcher Building Ltd.	34,709	213,249
Sky City Entertainment Group Ltd.	252,845	583,702

		1,563,644

NORWAY—0.56%
Norsk Hydro ASA(a)	175,192	1,358,790
Renewable Energy Corp. ASA(a)	118,340	406,417
Seadrill Ltd.	74,908	1,907,870
Telenor ASA(a)	150,243	2,147,383
Yara International ASA	50,264	1,757,721

		7,578,181
PORTUGAL—0.31%
BRISA - Auto-estradas de Portugal SA	71,952	508,300
EDP Renovaveis SA(a)	50,874	361,222
Energias de Portugal SA	310,978	1,111,880
Galp Energia SGPS SA Class B	26,535	424,446
Jeronimo Martins SGPS SA	45,567	470,649
Portugal Telecom SGPS SA Registered	128,039	1,306,987

		4,183,484
SINGAPORE—1.46%
CapitaLand Ltd.	305,000	836,805
City Developments Ltd.	192,000	1,496,268
ComfortDelGro Corp. Ltd.	427,000	489,175
Genting Singapore PLC(a)(b)	1,220,000	854,610
Golden Agri-Resources Ltd.(a)	915,600	394,180
Neptune Orient Lines Ltd.	122,000	194,958
Noble Group Ltd.	488,000	1,078,945
Olam International Ltd.(b)	305,000	585,319
Oversea-Chinese Banking Corp. Ltd.(b)	732,000	4,700,354
SembCorp Industries Ltd.	146,000	450,640
SembCorp Marine Ltd.	244,000	758,466
Singapore Exchange Ltd.	183,000	1,098,975
Singapore Press Holdings Ltd.(b)	244,000	735,320
Singapore Technologies Engineering Ltd.	488,000	1,132,358
Singapore Telecommunications Ltd.	1,342,000	2,986,683
Wilmar International Ltd.	305,000	1,551,206
Yangzijiang Shipbuilding (Holdings) Ltd.	488,000	480,718

		19,824,980
SPAIN—3.07%
Abertis Infraestructuras SA	78,213	1,362,867
Acciona SA	7,320	729,004
Acerinox SA	15,189	303,143
Actividades de Construcciones y Servicios SA	41,175	1,869,929
Banco de Valencia SA(b)	36,905	214,439
Bankinter SA	84,754	624,320
Enagas SA	47,641	955,256
Ferrovial SA	93,376	823,784
Gamesa Corporacion Tecnologica SA	52,216	645,759
Grifols SA(b)	34,648	439,966
Iberdrola Renovables SA	249,981	969,574
Iberia Lineas Aereas de Espana SA(a)	93,269	313,386
Indra Sistemas SA	38,857	780,677
Industria de Diseno Textil SA	59,302	3,676,818
Mapfre SA	227,019	745,282
Red Electrica Corporacion SA	29,468	1,393,121

Sacyr Vallehermoso SA(a)	15,250	117,243
Telefonica SA	1,109,407	25,113,969
Zardoya Otis SA	37,576	587,064

		41,665,601
SWEDEN—3.69%
Alfa Laval AB	94,794	1,424,146
Assa Abloy AB Class B	60,390	1,405,484
Atlas Copco AB Class A	180,316	2,930,390
Atlas Copco AB Class B	105,835	1,550,600
Electrolux AB Class B	64,477	1,667,831
Getinge AB Class B	52,826	1,187,904
Hennes & Mauritz AB Class B	131,638	8,433,723
Husqvarna AB Class B(a)	118,279	881,145
Investor AB Class B	131,272	2,495,555
Kinnevik Investment AB Class B	22,082	408,215
Lundin Petroleum AB(a)	60,828	373,178
Millicom International Cellular SA SDR	18,971	1,669,770
Nordea Bank AB	288,225	2,831,115
Ratos AB Class B	7,137	224,490
Sandvik AB	272,609	3,948,893
Scania AB Class B	60,146	1,059,604
Securitas AB Class B	84,851	897,838
Skandinaviska Enskilda Banken AB Class A(a)	198,067	1,365,697
SKF AB Class B	113,887	2,292,320
Swedbank AB Class A(a)	55,266	604,612
Swedish Match AB	64,546	1,472,824
Telefonaktiebolaget LM Ericsson Class B	499,834	5,812,985
Volvo AB Class A	112,789	1,384,850
Volvo AB Class B	291,824	3,669,641

		49,992,810
SWITZERLAND—13.56%
ABB Ltd. Registered(a)	584,279	11,300,758
Actelion Ltd. Registered(a)	26,474	1,076,888
Adecco SA Registered	33,387	1,966,674
Aryzta AG	21,228	813,281
Compagnie Financiere Richemont SA Class A Bearer Units	92,598	3,423,034
Credit Suisse Group AG Registered	300,791	13,867,637
GAM Holding Ltd.	58,194	727,155
Geberit AG Registered	7,753	1,377,991
Givaudan SA Registered	2,050	1,791,373
Holcim Ltd. Registered(a)	63,379	4,753,425
Julius Baer Group Ltd.	58,194	2,010,878
Kuehne & Nagel International AG Registered	16,351	1,718,523
Logitech International SA Registered(a)	43,859	723,389
Lonza Group AG Registered	12,420	973,553
Nestle SA Registered	911,279	44,676,341
Nobel Biocare Holding AG Registered	32,069	709,802
Novartis AG Registered	552,477	28,213,227
Pargesa Holding SA Bearer	6,405	523,451
Roche Holding AG Genusschein	183,926	29,022,090
Schindler Holding AG Participation Certificates	14,400	1,269,017
Schindler Holding AG Registered	2,867	249,599
SGS SA Registered	1,270	1,652,885
Sonova Holding AG Registered	12,433	1,548,935

Straumann Holding AG Registered	2,181	540,192
Swatch Group AG (The) Bearer	8,229	2,425,952
Swatch Group AG (The) Registered	10,106	554,049
Swiss Life Holding AG Registered(a)	3,904	478,041
Swiss Reinsurance Co. Registered	59,780	2,626,327
Syngenta AG Registered	25,132	6,397,236
Synthes Inc.	15,635	1,779,605
UBS AG Registered(a)	938,302	14,683,817

		183,875,125
UNITED KINGDOM—21.36%
Admiral Group PLC	49,959	1,005,577
AMEC PLC	86,559	1,106,304
Anglo American PLC(a)	347,334	14,915,351
Antofagasta PLC	60,756	929,032
Associated British Foods PLC	44,957	692,263
Autonomy Corp. PLC(a)	59,231	1,631,915
BAE Systems PLC	336,964	1,776,325
Balfour Beatty PLC	75,091	318,493
BG Group PLC	888,831	15,142,244
BHP Billiton PLC	582,977	18,074,220
British Airways PLC(a)(b)	89,670	313,349
British American Tobacco PLC	526,247	16,544,969
British Sky Broadcasting Group PLC	309,636	2,914,758
Bunzl PLC	86,991	1,017,287
Burberry Group PLC	121,512	1,252,658
Cable & Wireless Worldwide PLC	248,636	328,817
Cairn Energy PLC(a)	357,460	2,195,697
Capita Group PLC	179,950	2,200,769
Centrica PLC	1,330,959	6,001,687
Cobham PLC	337,574	1,375,476
Compass Group PLC	500,871	4,093,955
Diageo PLC	667,401	11,390,364
Eurasian Natural Resources Corp.	73,017	1,370,220
Experian PLC	267,302	2,485,561
FirstGroup PLC	25,071	146,477
Fresnillo PLC	42,944	526,844
G4S PLC	331,848	1,358,240
GlaxoSmithKline PLC	1,359,995	25,209,100
ICAP PLC	145,310	846,303
Imperial Tobacco Group PLC	271,450	7,757,291
Inmarsat PLC	102,724	1,200,485
InterContinental Hotels Group PLC	78,263	1,388,404
International Power PLC	137,372	696,199
Invensys PLC	224,747	1,165,158
Investec PLC	105,652	842,542
J Sainsbury PLC	297,206	1,538,989
Johnson Matthey PLC	52,542	1,401,780
Kazakhmys PLC(a)	59,658	1,282,070
Kingfisher PLC	597,922	2,288,023
Liberty International PLC	122,378	919,544
Lloyds Banking Group PLC(a)	6,593,429	6,673,993
London Stock Exchange Group PLC	39,284	411,891
Lonmin PLC(a)	43,310	1,259,557
Man Group PLC	305,488	1,137,659
Marks & Spencer Group PLC	193,065	1,083,062

National Grid PLC	218,746	2,106,040
Next PLC	52,216	1,834,265
Petrofac Ltd.	52,826	919,357
Randgold Resources Ltd.	23,485	2,007,658
Reckitt Benckiser Group PLC	161,347	8,404,246
Reed Elsevier PLC	301,356	2,373,237
Rio Tinto PLC	361,913	18,718,380
Rolls-Royce Group PLC(a)	473,665	4,190,589
Rolls-Royce Group PLC Class C(a)(c)	41,625,180	63,714
Royal Bank of Scotland Group PLC(a)	1,629,554	1,355,639
SABMiller PLC	246,870	7,765,261
Sage Group PLC (The)	355,210	1,333,158
Schroders PLC	15,433	328,117
Scottish & Southern Energy PLC	115,168	1,912,659
SEGRO PLC	63,501	300,341
Serco Group PLC	135,121	1,302,985
Shire PLC	150,609	3,326,543
Smith & Nephew PLC	235,826	2,450,966
Smiths Group PLC	88,145	1,520,539
Standard Chartered PLC	532,042	14,308,482
Tesco PLC	2,085,163	13,888,486
Thomas Cook Group PLC	203,923	777,215
Tomkins PLC	73,810	281,426
TUI Travel PLC	64,294	275,356
Tullow Oil PLC	231,922	4,071,751
Unilever PLC	338,977	10,242,201
Vedanta Resources PLC	37,332	1,442,841
Whitbread PLC	43,823	1,031,655
Wm Morrison Supermarkets PLC	566,507	2,518,128
Wolseley PLC(a)	75,213	1,894,954
Xstrata PLC	510,570	8,491,041

		289,648,132

TOTAL COMMON STOCKS
(Cost: $1,324,390,306)		1,342,202,342

Security	Shares	Value

PREFERRED STOCKS—0.41%

GERMANY—0.41%
Bayerische Motoren Werke AG	10,919	389,530
Fresenius SE	21,472	1,551,991
Henkel AG & Co. KGaA(b)	50,691	2,711,217
Porsche Automobil Holding SE	15,738	914,154

		5,566,892

TOTAL PREFERRED STOCKS
(Cost: $5,367,464)		5,566,892

Security	Shares	Value

RIGHTS—0.01%

AUSTRALIA—0.00%
Nufarm Ltd.(a)(c)	3,640	6,404

		6,404
NORWAY—0.01%
Renewable Energy Corp. ASA(a)(c)	59,170	81,965

		81,965
SPAIN—0.00%
Banco de Valencia SA(a)	36,905	4,318

		4,318

TOTAL RIGHTS
(Cost: $255,586)		92,687

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.09%

MONEY MARKET FUNDS—2.09%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%(d)(e)(f)	23,255,060	23,255,060
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%(d)(e)(f)	4,288,402	4,288,402
BlackRock Cash Funds: Treasury, SL Agency Shares
0.10%(d)(e)	859,627	859,627

		28,403,089

TOTAL SHORT-TERM INVESTMENTS
(Cost: $28,403,089)		28,403,089

TOTAL INVESTMENTS IN SECURITIES—101.48%
(Cost: $1,358,416,445)		1,376,265,010
Other Assets, Less Liabilities—(1.48)%		(20,115,823)

NET ASSETS—100.00%		$1,356,149,187

FDR	-	Fiduciary Depositary Receipts
SDR	-	Swedish Depositary Receipts
SP ADR	-	Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE VALUE INDEX FUND

April 30, 2010

Security	Shares	Value

COMMON STOCKS—98.76%

AUSTRALIA—9.13%
AGL Energy Ltd.	121,584	$1,703,306
Amcor Ltd.	348,364	2,133,727
AMP Ltd.	534,140	3,112,498
Australia and New Zealand Banking Group Ltd.	675,172	15,209,309
AXA Asia Pacific Holdings Ltd.	271,456	1,564,119
Bendigo and Adelaide Bank Ltd.	95,008	873,769
BGP Holdings PLC(a)	2,256,851	300
Billabong International Ltd.	17,272	183,767
BlueScope Steel Ltd.(b)	500,693	1,235,086
Boral Ltd.	73,168	403,202
Brambles Ltd.	382,500	2,584,924
Caltex Australia Ltd.	26,316	285,626
CFS Retail Property Trust	464,576	830,305
Commonwealth Bank of Australia	414,664	22,584,274
Crown Ltd.	141,372	1,084,352
CSR Ltd.	391,748	638,153
Dexus Property Group	1,281,460	966,206
Fairfax Media Ltd.(c)	577,932	927,995
Foster’s Group Ltd.	545,088	2,760,230
Goodman Fielder Ltd.	352,376	478,893
Goodman Group	1,655,732	1,101,985
GPT Group	2,349,128	1,279,211
Incitec Pivot Ltd.	439,008	1,328,114
Intoll Group	585,956	613,617
Lend Lease Corp. Ltd.	126,480	1,007,802
Macquarie Group Ltd.	46,036	2,155,058
MAp Group	77,860	227,575
Metcash Ltd.	231,608	875,305
Mirvac Group	735,964	962,526
National Australia Bank Ltd.	564,264	14,706,864
Nufarm Ltd.(c)	24,127	171,584
OneSteel Ltd.	361,760	1,188,707
Orica Ltd.	94,860	2,335,546
Paladin Energy Ltd.(b)	87,448	325,604
Qantas Airways Ltd.(b)	281,588	744,410
QBE Insurance Group Ltd.	276,488	5,430,483
Santos Ltd.	112,676	1,451,601
Sonic Healthcare Ltd.	57,052	732,875
SP AusNet	352,172	290,120
Stockland Corp. Ltd.	653,140	2,425,822
Suncorp-Metway Ltd.	341,428	2,869,899
Tabcorp Holdings Ltd.	186,925	1,195,374
Tatts Group Ltd.	352,104	812,835
Telstra Corp. Ltd.	1,177,420	3,485,284
Toll Holdings Ltd.	60,928	405,511
Wesfarmers Ltd.	271,932	7,414,116
Wesfarmers Ltd. Partially Protected	41,192	1,126,151
Westfield Group	572,152	6,881,033

		123,105,053

AUSTRIA—0.59%
Erste Group Bank AG	51,816	2,328,723
IMMOFINANZ AG(b)	269,008	1,158,904
IMMOFINANZ AG New(a)(b)	269,008	358
OMV AG	43,860	1,578,680
Telekom Austria AG	88,400	1,173,060
Vienna Insurance Group AG	8,092	399,071
voestalpine AG	33,320	1,258,675

		7,897,471
BELGIUM—1.02%
Ageas(b)	601,868	1,867,839
Belgacom SA	44,268	1,556,578
Compagnie Nationale a Portefeuille SA	9,316	483,589
Delhaize Group SA	27,812	2,303,498
Dexia SA(b)	148,172	810,331
Groupe Bruxelles Lambert SA	22,304	1,889,713
KBC Groep NV(b)	44,478	2,029,099
Mobistar SA	4,148	255,114
Solvay SA	16,048	1,536,352
UCB SA	27,812	1,077,974

		13,810,087
DENMARK—0.24%
A.P. Moller - Maersk A/S Class A	68	555,789
Carlsberg A/S Class B	29,302	2,384,490
H. Lundbeck A/S	14,348	236,081

		3,176,360
FINLAND—1.95%
Elisa OYJ	34,673	666,188
Fortum OYJ	118,660	3,073,482
Kesko OYJ Class B	18,972	735,341
Metso OYJ	34,204	1,330,726
Neste Oil OYJ	34,476	561,094
Nokia OYJ	1,006,944	12,257,475
Orion OYJ Class B	21,760	413,166
Outokumpu OYJ	33,796	718,091
Pohjola Bank PLC	40,189	442,194
Rautaruukki OYJ	24,480	515,264
Sampo OYJ Class A	42,160	1,039,877
Sanoma OYJ	20,332	394,433
Stora Enso OYJ Class R	106,828	896,297
UPM-Kymmene OYJ	144,500	2,086,580
Wartsila OYJ Class B	23,324	1,197,092

		26,327,300
FRANCE—12.85%
Accor SA	28,628	1,636,424
Air France-KLM(b)(c)	20,468	323,862
Alcatel-Lucent(b)	220,456	707,614
ArcelorMittal	231,948	9,147,430
Atos Origin SA(b)	6,528	332,746
AXA	462,604	9,288,031
BNP Paribas	89,420	6,198,116
Bouygues SA	61,064	3,042,330

Carrefour SA	62,628	3,067,789
Casino Guichard-Perrachon SA	14,620	1,296,614
CNP Assurances SA	6,324	532,271
Compagnie de Saint-Gobain	104,040	5,175,871
Credit Agricole SA	123,760	1,780,512
Eiffage SA	11,764	608,005
Eurazeo	7,276	507,913
European Aeronautic Defence and Space Co.(c)	112,676	2,101,970
Eutelsat Communications	8,840	315,069
Fonciere des Regions	6,324	653,777
France Telecom SA	502,588	10,989,637
GDF Suez	337,348	12,019,025
Gecina SA(c)	5,135	528,878
Imerys SA	5,644	346,898
Klepierre	24,820	859,205
Lafarge SA	53,720	3,928,584
Lagardere SCA	32,096	1,296,510
Legrand SA	19,312	629,629
M6-Metropole Television	7,344	190,807
PagesJaunes Groupe SA(c)	36,797	442,742
PPR SA	20,468	2,760,990
PSA Peugeot Citroen SA(b)	21,080	629,252
Sanofi-Aventis	285,396	19,603,771
Schneider Electric SA	64,328	7,349,913
SCOR SE	30,532	720,595
Societe BIC	2,244	174,548
Societe Generale	61,132	3,283,880
Societe Television Francaise 1	13,600	253,256
Technip SA	28,220	2,270,125
Thales SA	16,728	624,121
Total SA	573,376	31,235,094
Unibail-Rodamco SE	24,292	4,602,730
Vallourec SA	15,368	3,074,304
Veolia Environnement(c)	107,916	3,407,182
Vinci SA	119,408	6,688,222
Vivendi SA	332,792	8,761,438

		173,387,680
GERMANY—9.13%
Allianz SE Registered	123,080	14,159,285
BASF SE	246,228	14,398,923
Celesio AG	23,664	775,451
Deutsche Bank AG Registered	160,888	11,179,706
Deutsche Lufthansa AG Registered	59,223	988,261
Deutsche Post AG Registered	232,492	3,782,242
Deutsche Telekom AG Registered	767,312	9,977,087
E.ON AG	516,052	19,048,039
Fraport AG	3,536	183,811
Fresenius SE	9,112	648,315
Hannover Rueckversicherung AG Registered(b)	16,320	765,464
MAN SE	29,172	2,761,357
METRO AG	12,104	726,728
Muenchener Rueckversicherungs-Gesellschaft AG Registered(c)	54,400	7,681,760
RWE AG	114,172	9,390,892
Salzgitter AG	10,472	853,965
Siemens AG Registered	223,516	22,093,703

ThyssenKrupp AG	91,120	2,982,903
TUI AG(b)	41,344	459,080
Volkswagen AG	3,264	307,791

		123,164,763
HONG KONG—2.42%
Cathay Pacific Airways Ltd.(b)	68,000	143,988
Cheung Kong (Holdings) Ltd.	408,000	5,100,000
Cheung Kong Infrastructure Holdings Ltd.	136,000	510,613
CLP Holdings Ltd.	578,000	4,057,316
Hang Lung Group Ltd.	204,000	1,011,592
Hang Seng Bank Ltd.	210,800	2,905,152
Henderson Land Development Co. Ltd.	272,000	1,746,419
Hongkong Electric Holdings Ltd.	374,000	2,211,051
Hopewell Holdings Ltd.	170,000	500,322
Hutchison Whampoa Ltd.	544,000	3,787,120
Hysan Development Co. Ltd.	204,000	605,641
Link REIT (The)	612,000	1,508,717
Mongolia Energy Corp. Ltd.(b)	680,000	318,805
MTR Corp. Ltd.	204,000	722,566
NWS Holdings Ltd.	204,000	359,969
Orient Overseas International Ltd.	68,000	525,502
PCCW Ltd.	952,000	289,377
Sino Land Co. Ltd.	408,000	746,213
Swire Pacific Ltd. Class A	136,000	1,540,598
Swire Properties Ltd.(a)(b)	13,600	36,347
Television Broadcasts Ltd.	68,000	329,753
Wharf (Holdings) Ltd. (The)	411,750	2,261,867
Wheelock and Co. Ltd.	272,000	860,072
Yue Yuen Industrial (Holdings) Ltd.(c)	170,000	598,854

		32,677,854
IRELAND—0.00%
Anglo Irish Bank Corp. Ltd.(a)	246,432	33

		33
ITALY—4.68%
A2A SpA	267,104	452,822
Atlantia SpA	18,836	401,977
Banca Carige SpA	176,868	450,120
Banca Monte dei Paschi di Siena SpA	300,900	418,896
Banca Popolare di Milano Scrl	49,844	281,835
Banco Popolare SpA(b)	180,948	1,168,101
Enel SpA	1,801,592	9,468,162
Eni SpA	713,524	15,995,709
Exor SpA	17,103	315,190
Fiat SpA	75,344	996,802
Finmeccanica SpA	114,308	1,470,500
Fondiaria-SAI SpA(c)	19,244	268,160
Intesa Sanpaolo SpA(b)	2,084,812	6,923,245
Mediaset SpA	205,224	1,630,435
Mediobanca SpA(b)	65,739	610,121
Mediolanum SpA	36,108	184,362
Parmalat SpA	478,652	1,263,969
Snam Rete Gas SpA	404,056	1,922,023
Telecom Italia SpA	2,766,512	3,873,453

Terna SpA	254,184	1,031,671
UniCredit SpA(b)	4,442,848	11,779,421
Unione di Banche Italiane ScpA	158,916	1,975,680
Unipol Gruppo Finanziario SpA(b)	209,304	220,554

		63,103,208
JAPAN—23.06%
77 Bank Ltd. (The)	68,000	387,703
Acom Co. Ltd.(c)	10,996	173,929
Advantest Corp.	20,400	531,863
AEON Co. Ltd.	170,000	1,954,792
AEON Credit Service Co. Ltd.	26,100	284,848
Ajinomoto Co. Inc.	136,000	1,280,289
Alfresa Holdings Corp.	6,800	342,134
Amada Co. Ltd.	68,000	561,302
Aozora Bank Ltd.	204,000	292,948
Astellas Pharma Inc.	122,400	4,303,074
Bank of Kyoto Ltd. (The)	97,000	855,366
Bank of Yokohama Ltd. (The)	340,000	1,775,768
Brother Industries Ltd.	61,200	746,040
Canon Inc.	149,600	6,930,199
Canon Marketing Japan Inc.	20,400	320,940
Casio Computer Co. Ltd.	68,000	536,709
Chiba Bank Ltd. (The)	204,000	1,297,649
Chubu Electric Power Co. Inc.	176,800	4,107,342
Chuo Mitsui Trust Holdings Inc.	272,000	1,041,591
Citizen Holdings Co. Ltd.	81,600	567,667
Coca-Cola West Co. Ltd.	20,400	361,085
Cosmo Oil Co. Ltd.	136,000	367,450
Credit Saison Co. Ltd.	47,600	701,266
Daicel Chemical Industries Ltd.	68,000	439,060
Dai-ichi Life Insurance Co. Ltd. (The)	2,176	3,715,009
Daiichi Sankyo Co. Ltd.	183,600	3,198,987
Dainippon Sumitomo Pharma Co. Ltd.	40,800	339,819
Daito Trust Construction Co. Ltd.	13,600	729,114
Daiwa House Industry Co. Ltd.	136,000	1,465,461
Daiwa Securities Group Inc.	476,000	2,481,013
Denki Kagaku Kogyo K.K.	136,000	610,488
Dentsu Inc.	27,200	749,367
Eisai Co. Ltd.	68,000	2,332,731
Electric Power Development Co. Ltd.	34,020	1,047,632
Elpida Memory Inc.(b)	27,200	587,342
Fuji Electric Holdings Co. Ltd.(b)(c)	136,000	412,296
Fuji Heavy Industries Ltd.(b)	136,000	766,727
Fuji Media Holdings Inc.	136	220,181
Fukuoka Financial Group Inc.	204,000	889,693
Furukawa Electric Co. Ltd.	68,000	340,687
Gunma Bank Ltd. (The)	136,000	734,900
Hachijuni Bank Ltd. (The)	136,000	765,280
Hakuhodo DY Holdings Inc.	5,440	309,584
Hino Motors Ltd.	68,000	346,474
Hitachi Chemical Co. Ltd.	27,200	592,260
Hitachi Ltd.(b)	748,000	3,325,859
Hokkaido Electric Power Co. Inc.	47,600	924,051
Hokuhoku Financial Group Inc.	204,000	405,787
Idemitsu Kosan Co. Ltd.	6,800	566,365
Isetan Mitsukoshi Holdings Ltd.	95,200	1,106,835

Isuzu Motors Ltd.(b)	204,000	657,504
ITO EN Ltd.	6,800	105,389
ITOCHU Corp.	408,000	3,567,450
Itochu Techno-Solutions Corp.	6,800	257,504
J. Front Retailing Co. Ltd.	136,000	792,767
JAFCO Co. Ltd.	6,800	210,344
Japan Petroleum Exploration Co. Ltd.	6,800	349,367
Japan Prime Realty Investment Corp.	136	325,353
Japan Real Estate Investment Corp.	136	1,135,624
Japan Retail Fund Investment Corp.	272	366,293
Joyo Bank Ltd. (The)	204,000	850,633
JS Group Corp.	68,000	1,342,495
JX Holdings Inc.	533,800	2,975,335
Kajima Corp.	204,000	518,626
Kamigumi Co. Ltd.	68,000	563,472
Kaneka Corp.	68,000	430,380
Kansai Electric Power Co. Inc. (The)	210,800	4,688,680
Kansai Paint Co. Ltd.	68,000	517,179
Kawasaki Kisen Kaisha Ltd.(b)	68,000	291,501
KDDI Corp.	816	3,953,707
Kinden Corp.	22,000	195,405
Kintetsu Corp.	204,000	644,485
Kirin Holdings Co. Ltd.	204,000	2,927,306
Konami Corp.	27,200	531,790
Konica Minolta Holdings Inc.	68,000	860,036
Kubota Corp.	272,000	2,401,447
Kuraray Co. Ltd.	102,000	1,342,134
Kyocera Corp.	20,400	2,059,313
Kyushu Electric Power Co. Inc.	102,000	2,063,653
Mabuchi Motor Co. Ltd.	6,800	375,407
Marubeni Corp.	476,000	2,835,443
Marui Group Co. Ltd.	68,000	542,495
Maruichi Steel Tube Ltd.	6,800	131,212
Mazda Motor Corp.	408,000	1,215,190
Medipal Holdings Corp.	20,400	254,105
Meiji Holdings Co. Ltd.	20,400	737,794
Mitsubishi Corp.	353,600	8,440,362
Mitsubishi Gas Chemical Co. Inc.	136,000	824,593
Mitsubishi Tanabe Pharma Corp.	68,000	901,266
Mitsubishi UFJ Financial Group Inc.	2,223,600	11,684,485
Mitsubishi UFJ Lease & Finance Co. Ltd.	16,320	634,503
Mitsui & Co. Ltd.	469,200	7,127,089
Mitsui Chemicals Inc.	136,000	449,910
Mitsui Engineering & Shipbuilding Co. Ltd.	68,000	182,278
Mitsui Mining & Smelting Co. Ltd.	136,000	376,130
Mitsui O.S.K. Lines Ltd.	340,000	2,560,579
Mitsumi Electric Co. Ltd.	13,600	299,023
Mizuho Financial Group Inc.	3,706,000	7,174,684
Mizuho Securities Co. Ltd.	136,000	381,917
Mizuho Trust & Banking Co. Ltd.(b)	136,000	134,539
MS&AD Insurance Group Holdings Inc.	141,508	4,077,706
Namco Bandai Holdings Inc.	54,400	543,942
NEC Corp.	748,000	2,482,459
Nintendo Co. Ltd.	27,200	9,171,790
Nippon Building Fund Inc.	136	1,139,964
Nippon Express Co. Ltd.	204,000	961,302

Nippon Meat Packers Inc.	69,000	873,418
Nippon Paper Group Inc.	27,200	765,280
Nippon Telegraph and Telephone Corp.	142,800	5,810,127
Nippon Yusen K.K.	340,000	1,403,255
Nishi-Nippon City Bank Ltd. (The)	204,000	588,065
Nissan Motor Co. Ltd.(b)	333,200	2,916,962
Nisshin Seifun Group Inc.	68,200	841,528
Nisshin Steel Co. Ltd.	136,000	290,778
NKSJ Holdings Inc.	455,600	3,305,172
Nomura Holdings Inc.	972,400	6,775,045
Nomura Real Estate Office Fund Inc.	68	384,087
NTN Corp.	136,000	601,808
NTT DoCoMo Inc.	4,148	6,459,602
Obayashi Corp.	204,000	913,562
OBIC Co. Ltd.	1,360	273,273
Oji Paper Co. Ltd.	272,000	1,284,629
Olympus Corp.	27,200	829,222
Omron Corp.	20,400	476,745
Ono Pharmaceutical Co. Ltd.	27,200	1,126,944
Oracle Corp. (Japan)	6,800	336,709
ORIX Corp.	28,560	2,627,848
Osaka Gas Co. Ltd.	340,000	1,182,640
Panasonic Corp.	353,600	5,198,119
Resona Holdings Inc.	136,000	1,662,206
Rohm Co. Ltd.	27,200	2,028,210
Sankyo Co. Ltd.	13,600	630,018
Sapporo Hokuyo Holdings Inc.	95,200	438,481
Sapporo Holdings Ltd.	68,000	334,901
SBI Holdings Inc.	4,556	988,644
Sega Sammy Holdings Inc.	54,400	712,911
Seiko Epson Corp.	27,200	483,183
Sekisui Chemical Co. Ltd.	136,000	931,646
Sekisui House Ltd.	136,000	1,300,542
Senshu Ikeda Holdings Inc.	129,250	221,351
Seven Bank Ltd.	68	133,671
Sharp Corp.	68,000	886,799
Shikoku Electric Power Co. Inc.	13,600	364,123
Shimizu Corp.	68,000	272,694
Shinsei Bank Ltd.(b)(c)	272,000	352,984
Showa Denko K.K.	136,000	312,477
Showa Shell Sekiyu K.K.	56,000	381,832
Sojitz Corp.	346,800	630,814
Sony Corp.	95,200	3,311,392
Sumitomo Corp.	299,200	3,634,575
Sumitomo Electric Industries Ltd.	129,200	1,602,459
Sumitomo Mitsui Financial Group Inc.	346,800	11,509,584
Sumitomo Rubber Industries Inc.	47,600	427,342
Sumitomo Trust and Banking Co. Ltd. (The)	136,000	824,593
Suzuken Co. Ltd.	20,400	779,024
T&D Holdings Inc.	64,600	1,689,729
Taiheiyo Cement Corp.(b)	204,000	290,778
Taisei Corp.	272,000	622,061
Taisho Pharmaceutical Co. Ltd.	38,000	692,416
Takashimaya Co. Ltd.	68,000	648,825
Takeda Pharmaceutical Co. Ltd.	204,000	8,788,427

TDK Corp.	13,600	878,119
Teijin Ltd.	136,000	436,890
Toho Co. Ltd.	6,800	117,613
Toho Gas Co. Ltd.	68,000	343,580
Tohoku Electric Power Co. Inc.	54,400	1,108,137
Tokuyama Corp.	68,000	383,363
Tokyo Electric Power Co. Inc. (The)	333,200	8,353,924
Tokyo Steel Manufacturing Co. Ltd.	27,200	367,161
Tokyo Tatemono Co. Ltd.	68,000	315,371
Tokyu Land Corp.	68,000	292,948
TonenGeneral Sekiyu K.K.	38,000	324,582
Toppan Printing Co. Ltd.	68,000	623,508
Toshiba Corp.(b)	544,000	3,171,067
Tosoh Corp.	136,000	387,703
TOTO Ltd.	68,000	461,483
Toyo Seikan Kaisha Ltd.	40,800	708,282
Toyota Industries Corp.	54,400	1,592,477
Toyota Motor Corp.	802,400	31,281,736
Toyota Tsusho Corp.	20,400	307,486
UNY Co. Ltd.	47,600	433,418
Ushio Inc.	13,600	226,112
USS Co. Ltd.	5,440	372,080
West Japan Railway Co.	431	1,567,940
Yamaguchi Financial Group Inc.	68,000	682,821
Yamaha Corp.	40,800	502,568
Yamato Holdings Co. Ltd.	47,600	684,051
Yokogawa Electric Corp.	34,000	291,501

		311,059,726
NETHERLANDS—2.20%
Akzo Nobel NV	62,832	3,731,100
Corio NV	14,556	845,690
ING Groep NV CVA(b)	988,516	8,857,609
Koninklijke DSM NV	40,664	1,819,959
Koninklijke Philips Electronics NV	262,956	8,891,331
Reed Elsevier NV	127,908	1,530,656
Royal Boskalis Westminster NV CVA	15,680	711,990
SBM Offshore NV	43,711	865,993
TNT NV	53,312	1,636,056
Wolters Kluwer NV	35,360	724,993

		29,615,377
NEW ZEALAND—0.13%
Fletcher Building Ltd.	128,248	787,946
Telecom Corp. of New Zealand Ltd.	573,716	909,508

		1,697,454
NORWAY—0.99%
DnB NOR ASA	244,936	2,922,176
Orkla ASA	219,640	1,852,309
Statoil ASA	308,788	7,482,949
Telenor ASA(b)	80,308	1,147,821

		13,405,255
PORTUGAL—0.26%
Banco Comercial Portugues SA Registered	702,032	656,220

Banco Espirito Santo SA Registered	145,044	694,288
BRISA - Auto-estradas de Portugal SA	29,172	206,084
CIMPOR - Cimentos de Portugal SGPS SA	86,700	624,706
Energias de Portugal SA	273,156	976,650
Galp Energia SGPS SA Class B	22,100	353,505

		3,511,453
SINGAPORE—1.67%
Ascendas Real Estate Investment Trust	435,546	616,556
CapitaLand Ltd.	340,000	932,832
CapitaMall Trust Management Ltd.	612,800	876,419
CapitaMalls Asia Ltd.	340,000	543,325
COSCO Corp. (Singapore) Ltd.(c)	272,000	347,331
DBS Group Holdings Ltd.	476,000	5,314,167
Fraser and Neave Ltd.	272,000	978,482
Golden Agri-Resources Ltd.(b)	884,687	380,871
Keppel Corp. Ltd.	340,000	2,441,242
Neptune Orient Lines Ltd.(c)	136,750	218,529
SembCorp Industries Ltd.	204,000	629,662
Singapore Airlines Ltd.	136,800	1,517,283
Singapore Exchange Ltd.	68,000	408,362
Singapore Telecommunications Ltd.	748,000	1,664,709
StarHub Ltd.	136,000	232,216
United Overseas Bank Ltd.	340,000	5,041,264
UOL Group Ltd.	136,000	382,064

		22,525,314
SPAIN—4.49%
Acerinox SA	19,176	382,715
Banco Bilbao Vizcaya Argentaria SA	968,252	12,800,979
Banco de Sabadell SA(c)	262,444	1,333,022
Banco de Valencia SA	43,060	250,203
Banco Popular Espanol SA	242,148	1,722,551
Banco Santander SA	2,177,542	27,650,771
Banco Santander SA London	36,062	454,558
Criteria CaixaCorp SA	235,960	1,176,855
Fomento de Construcciones y Contratas SA(c)	11,560	379,043
Gas Natural SDG SA	66,232	1,134,282
Gestevision Telecinco SA(c)	33,592	479,039
Iberdrola SA	1,000,416	7,967,917
Repsol YPF SA	199,852	4,710,121
Sacyr Vallehermoso SA(b)(c)	19,244	147,949

		60,590,005
SWEDEN—2.07%
Assa Abloy AB Class B	27,676	644,116
Holmen AB Class B	19,788	502,303
Kinnevik Investment AB Class B	18,972	350,723
Nordea Bank AB	560,592	5,506,463
Ratos AB Class B	7,888	248,112
Scania AB Class B	31,552	555,858
Skandinaviska Enskilda Banken AB Class A(b)	209,508	1,444,584
Skanska AB Class B	104,867	1,747,639
SSAB AB Class A	48,824	865,530
SSAB AB Class B	22,916	360,088
Svenska Cellulosa AB Class B	160,412	2,102,356

Svenska Handelsbanken AB Class A	130,832	3,691,077
Swedbank AB Class A(b)	109,480	1,197,716
Tele2 AB Class B	77,248	1,314,002
Telefonaktiebolaget LM Ericsson Class B	284,104	3,304,082
TeliaSonera AB	598,876	4,114,453

		27,949,102
SWITZERLAND—1.28%
Baloise Holding AG Registered	13,124	1,036,041
BKW FMB Energie AG	3,279	218,549
Compagnie Financiere Richemont SA Class A Bearer Units	48,008	1,774,693
Geberit AG Registered	3,604	640,563
Lindt & Spruengli AG Participation Certificates	206	457,672
Schindler Holding AG Registered	1,700	148,001
Swiss Life Holding AG Registered(b)	4,148	507,918
Swiss Reinsurance Co. Registered	33,660	1,478,792
Swisscom AG Registered	6,188	2,099,787
Zurich Financial Services AG Registered	40,256	8,969,843

		17,331,859
UNITED KINGDOM—20.60%
3i Group PLC	264,792	1,103,642
Antofagasta PLC	38,828	593,726
Associated British Foods PLC	63,920	984,262
AstraZeneca PLC	393,108	17,383,424
Aviva PLC	748,068	3,992,721
BAE Systems PLC	634,916	3,346,997
Balfour Beatty PLC	56,576	239,963
Barclays PLC	3,091,348	16,005,218
BP PLC	5,083,884	44,783,379
British Airways PLC(b)(c)	70,652	246,892
British Land Co. PLC	244,664	1,754,134
BT Group PLC	2,101,336	4,075,191
Cable & Wireless Worldwide PLC	445,468	589,123
Carnival PLC	46,512	2,029,017
Drax Group PLC	97,988	542,647
FirstGroup PLC	90,372	527,998
Hammerson PLC	192,503	1,132,063
Home Retail Group PLC	238,476	1,006,369
HSBC Holdings PLC	4,712,468	48,183,769
International Power PLC	266,424	1,350,232
Land Securities Group PLC	213,928	2,157,888
Legal & General Group PLC	1,574,676	2,066,813
Lloyds Banking Group PLC(b)	3,602,504	3,646,522
Man Group PLC	169,524	631,319
Marks & Spencer Group PLC	208,012	1,166,912
National Grid PLC	426,292	4,104,249
Old Mutual PLC(b)	1,423,988	2,534,906
Pearson PLC	221,884	3,569,477
Prudential PLC	689,520	6,116,123
Resolution Ltd.(b)	703,868	784,329
Rexam PLC	225,973	1,118,594
Royal Bank of Scotland Group PLC(b)	3,019,200	2,511,697
Royal Dutch Shell PLC Class A	960,704	30,108,520
Royal Dutch Shell PLC Class B	730,048	22,069,597
RSA Insurance Group PLC	862,988	1,604,933
Schroders PLC	19,040	404,804

Scottish & Southern Energy PLC	123,556	2,051,963
SEGRO PLC	136,340	644,848
Severn Trent PLC	62,356	1,106,210
Standard Life PLC	601,732	1,842,082
Tomkins PLC	126,752	483,286
TUI Travel PLC	111,656	478,196
United Utilities Group PLC	174,357	1,433,143
Vodafone Group PLC	14,235,664	31,671,502
WPP PLC	341,292	3,646,342

		277,825,022

TOTAL COMMON STOCKS
(Cost: $1,398,529,255)		1,332,160,376

Security	Shares	Value

PREFERRED STOCKS—0.61%

GERMANY—0.43%
Porsche Automobil Holding SE	9,180	533,227
RWE AG NVS	9,996	765,572
Volkswagen AG	46,171	4,453,323

		5,752,122
ITALY—0.18%
Intesa Sanpaolo SpA RNC	259,896	694,597
Telecom Italia SpA RNC	1,559,444	1,761,451

		2,456,048

TOTAL PREFERRED STOCKS
(Cost: $8,797,655)		8,208,170

Security	Shares	Value

RIGHTS—0.00%

AUSTRALIA—0.00%
Nufarm Ltd.(a)(b)	4,826	8,490

		8,490
SPAIN—0.00%
Banco de Valencia SA(b)	43,060	5,039

		5,039

TOTAL RIGHTS
(Cost: $8,181)		13,529

Security	Shares	Value

WARRANTS—0.00%

HONG KONG—0.00%
Henderson Land Development Co. Ltd. (Expires 4/15/11)(a)(b)	54,400	1

		1

TOTAL WARRANTS
(Cost: $0)		1

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.46%

MONEY MARKET FUNDS—1.46%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%(d)(e)(f)	16,500,152	16,500,152
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%(d)(e)(f)	3,042,747	3,042,747
BlackRock Cash Funds: Treasury, SL Agency Shares
0.10%(d)(e)	185,391	185,391

		19,728,290

TOTAL SHORT-TERM INVESTMENTS
(Cost: $19,728,290)		19,728,290

TOTAL INVESTMENTS IN SECURITIES—100.83%
(Cost: $1,427,063,381)		1,360,110,366
Other Assets, Less Liabilities—(0.83)%		(11,241,959)

NET ASSETS—100.00%		$1,348,868,407

NVS - Non-Voting Shares

(a)	Security valued using Level 3 inputs in accordance with management's fair valuation policy. See Note 1.
(b)	Non-income earning security.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

April 30, 2010

Security	Shares	Value

COMMON STOCKS—99.36%

AUSTRALIA—8.41%
Adelaide Brighton Ltd.	635,421	$1,733,041
Alesco Corp. Ltd.	86,508	239,162
Andean Resources Ltd.(a)	362,739	1,080,498
Ansell Ltd.	227,940	2,722,243
APA Group	761,896	2,574,435
APN News & Media Ltd.(b)	740,507	1,688,787
Aquarius Platinum Ltd.(b)	293,309	1,941,220
Aquila Resources Ltd.(a)	84,757	810,262
Atlas Iron Ltd.(a)(b)	263,441	617,965
Austar United Communications Ltd.(a)	1,002,963	1,092,321
Australian Agricultural Co. Ltd.	95,892	115,593
Avoca Resources Ltd.(a)	211,565	437,196
AWB Ltd.(a)	1,068,305	1,024,265
AWE Ltd.(a)	667,977	1,535,812
Bank of Queensland Ltd.	141,480	1,665,963
Beach Energy Ltd.	1,462,560	1,068,718
Boart Longyear Group(a)	3,684,899	1,131,929
Bradken Ltd.	133,020	907,613
Bunnings Warehouse Property Trust	169,606	314,966
Cabcharge Australia Ltd.	40,678	227,191
Campbell Brothers Ltd.	54,889	1,521,562
Carnarvon Petroleum Ltd.(a)	1,063,720	430,721
Centennial Coal Co. Ltd.	450,453	1,803,008
Challenger Financial Services Group Ltd.	358,678	1,388,922
Challenger Infrastructure Fund Class A	147,113	204,041
Coal of Africa Ltd.(a)	167,680	368,360
ConnectEast Group	3,278,144	1,312,128
Crane Group Ltd.	147,687	1,242,769
CuDECO Ltd.(a)	79,517	333,083
Customers Ltd.	42,758	111,046
David Jones Ltd.(b)	471,338	2,057,714
Dominion Mining Ltd.	148,618	401,189
Downer EDI Ltd.	322,129	2,098,976
DUET Group	1,181,673	1,952,430
Eastern Star Gas Ltd.(a)	415,270	353,697
Emeco Holdings Ltd.	422,142	271,136
Energy World Corp. Ltd.(a)	728,969	349,459
Extract Resources Ltd.(a)	154,973	1,053,073
Fleetwood Corp. Ltd.	22,222	196,511
Flight Centre Ltd.	69,299	1,280,463
Gindalbie Metals Ltd.(a)	507,814	557,784
Gunns Ltd.	840,012	410,511
Hastings Diversified Utilities Fund	281,257	354,750
Healthscope Ltd.	393,131	1,599,184
Iluka Resources Ltd.(a)	239,905	1,038,417
Independence Group NL	148,423	641,060
Infigen Energy	1,225,243	1,117,707
ING Industrial Fund	1,123,194	454,803
ING Office Fund	2,184,613	1,250,631
IOOF Holdings Ltd.	250,286	1,537,660

iSOFT Group Ltd.	1,122,670	569,545
JB Hi-Fi Ltd.	110,433	1,998,365
Kagara Ltd.(a)	589,957	414,617
Karoon Gas Australia Ltd.(a)	120,551	841,612
Kingsgate Consolidated Ltd.	108,599	868,358
Linc Energy Ltd.(a)	282,373	406,098
Lynas Corp. Ltd.(a)	1,391,089	699,243
Macarthur Coal Ltd.	156,166	2,248,829
Macmahon Holdings Ltd.	1,173,796	797,618
Macquarie CountryWide Trust	987,570	514,797
Macquarie Office Trust	4,983,633	1,391,704
Minara Resources Ltd.(a)	248,517	203,572
Mincor Resources NL	350,055	622,371
Mirabela Nickel Ltd.(a)	170,376	380,627
Molopo Energy Ltd.(a)	181,566	221,404
Mount Gibson Iron Ltd.(a)	601,033	956,696
Murchison Metals Ltd.(a)	310,776	665,358
Nexus Energy Ltd.(a)(b)	934,458	243,555
Pacific Brands Ltd.(a)	1,099,352	1,222,881
PanAust Ltd.(a)	1,785,268	855,835
Panoramic Resources Ltd.	257,099	600,695
PaperlinX Ltd.(a)	400,170	279,374
Pharmaxis Ltd.(a)	81,360	232,503
Publishing and Broadcasting Ltd.	624,508	1,831,168
Riversdale Mining Ltd.(a)	160,758	1,376,703
Roc Oil Co. Ltd.(a)	1,048,786	429,555
SAI Global Ltd.	66,670	266,857
Sigma Pharmaceuticals Ltd.	1,645,803	689,398
Silex Systems Ltd.(a)	112,604	623,664
South Australian Coal Corp.(c)	36,487	1,698
Spark Infrastructure Group	542,602	611,148
St Barbara Ltd.(a)	2,031,286	519,976
Straits Resources Ltd.(a)	260,893	304,780
Sundance Resources Ltd.(a)(b)	2,277,230	339,162
Tassal Group Ltd.	253,176	385,319
Timbercorp Ltd.(c)	652,266	61
TOWER Australia Group Ltd.	457,190	1,115,007
Transfield Services Ltd.	302,962	1,122,408
Transpacific Industries Group Ltd.(a)	370,993	438,580
UGL Ltd.	142,603	1,960,599
Virgin Blue Holdings Ltd.(a)	1,308,786	724,879
West Australian Newspapers Holdings Ltd.	216,696	1,593,521
Western Areas NL(b)	139,740	628,272
Whitehaven Coal Ltd.	113,184	560,501

		83,380,888
AUSTRIA—1.62%
Andritz AG	34,654	2,139,387
Atrium European Real Estate Ltd.	221,218	1,314,817
bwin Interactive Entertainment AG(a)	23,874	1,284,682
conwert Immobilien Invest SE	129,690	1,500,248
ECO Business-Immobilien AG(a)	10,349	71,142
Intercell AG(a)	46,724	1,242,531
Oesterreichische Post AG	50,784	1,457,864
RHI AG(a)	52,269	1,756,947

Schoeller-Bleckmann Oilfield Equipment AG	10,178	536,320
Sparkassen Immobilien AG(a)	223,355	1,496,799
Wienerberger AG(a)	112,628	2,113,055
Zumtobel AG(a)	53,211	1,156,088

		16,069,880
BELGIUM—1.83%
Ackermans & van Haaren NV	29,276	2,023,806
Agfa-Gevaert NV(a)	148,823	1,118,036
Barco NV(a)	19,061	1,038,869
Cofinimmo SA	25,564	3,516,387
Compagnie Maritime Belge SA	14,863	466,792
Deceuninck NV(a)	54,306	139,361
EVS Broadcast Equipment SA	10,911	605,121
Galapagos NV(a)	23,900	360,688
KBC Ancora SCA(a)	2,751	63,720
NV Bekaert SA	10,534	1,893,683
Nyrstar NV(a)	57,448	754,691
Omega Pharma SA	23,546	1,150,723
Option NV(a)	167,168	131,142
Recticel SA	17,640	188,344
RHJ International SA(a)	141,026	1,207,598
SIPEF NV	13,100	818,665
Telenet Group Holding NV(a)	37,614	1,140,807
Tessenderlo Chemie NV	42,210	1,350,917
ThromboGenics NV(a)	5,166	115,330

		18,084,680
DENMARK—1.88%
ALK-Abello A/S	13,231	1,017,596
Bang & Olufsen A/S Class B(a)	60,061	692,089
Bavarian Nordic A/S(a)	4,546	214,003
D/S Norden A/S	21,280	983,508
Danisco A/S	42,182	3,065,617
East Asiatic Co. Ltd. A/S	40,217	1,113,656
FLSmidth & Co. A/S	35,053	2,665,868
Formuepleje Epikur A/S(a)(b)	11,970	671,481
Genmab A/S(a)	32,057	353,360
GN Store Nord A/S(a)	250,079	2,032,818
Jyske Bank A/S Registered(a)	18,582	750,922
NeuroSearch A/S(a)(b)	25,236	550,035
NKT Holding A/S	25,643	1,505,380
Schouw & Co. A/S	2,620	62,955
SimCorp A/S	6,650	1,283,084
Sydbank A/S(a)	57,331	1,685,890

		18,648,262
FINLAND—1.70%
Alma Media Corp.	175,026	1,701,207
Amer Sports OYJ Class A	183,531	2,184,086
Citycon OYJ	333,493	1,197,258
Finnair OYJ(a)	23,912	136,717
Huhtamaki OYJ	106,765	1,246,410
Konecranes OYJ	62,455	2,017,952
Outotec OYJ	42,601	1,602,471

Raisio PLC Series V	46,658	170,607
Talvivaara Mining Co. PLC(a)	139,515	975,063
Tieto OYJ	85,431	1,782,279
Uponor OYJ	78,469	1,444,014
YIT OYJ	110,433	2,350,864

		16,808,928
FRANCE—4.53%
Altran Technologies SA(a)	151,082	733,235
Arkema	51,183	2,153,615
Beneteau SA(a)	73,757	1,286,201
BOURBON SA(b)	44,330	1,933,048
Club Mediterranee SA(a)(b)	50,065	841,099
Derichebourg(b)	154,008	688,869
Etablissements Maurel et Prom	92,321	1,430,705
Eurofins Scientific SA(b)	13,400	596,167
Gemalto NV(a)	69,870	3,128,032
Groupe Steria SCA	48,863	1,541,430
Haulotte Group(b)	55,602	657,988
Havas SA	433,219	2,330,616
IMS International Metal Service(a)	40,270	685,911
Ingenico SA	52,942	1,323,413
Nexans SA	24,672	1,956,169
Nexity	28,333	1,036,949
NicOx SA(a)(b)	75,895	784,201
Orpea SA(b)	36,383	1,525,074
Remy Cointreau(b)	38,121	2,067,293
Rhodia SA(a)	88,425	2,075,186
Saft Groupe SA	37,836	1,383,739
SEB SA	38,776	2,958,427
Sechilienne-Sidec	31,392	1,014,291
Societe Immobiliere de Location pour l’Industrie et le Commerce	17,947	2,116,668
Soitec SA(a)(b)	81,351	1,125,492
Teleperformance SA	78,748	2,758,513
Theolia SA(a)(b)	26,338	101,909
Ubisoft Entertainment SA(a)	55,602	711,736
Valeo SA(a)	49,281	1,664,700
Wendel(b)	4,716	307,292
Zodiac Aerospace	38,541	2,010,895

		44,928,863
GERMANY—5.41%
AIXTRON AG	72,836	2,305,912
Aurubis AG	34,846	1,762,275
Bertrandt AG	4,286	157,090
Bilfinger Berger AG	41,003	2,727,618
Conergy AG(a)(b)	370,305	392,916
Demag Cranes AG(a)	31,658	1,096,129
Deutsche Wohnen AG Bearer(a)	70,871	640,789
DEUTZ AG(a)(b)	131,424	758,231
Douglas Holding AG	54,538	2,461,571
ElringKlinger AG	44,596	1,257,098
Freenet AG(a)	82,339	961,143
GAGFAH SA(b)	82,206	651,896
Gerresheimer AG	32,057	1,121,240

Gildemeister AG	68,939	937,272
Heidelberger Druckmaschinen AG(a)(b)	83,316	703,682
IVG Immobilien AG(a)	80,610	647,707
Kloeckner & Co. SE(a)	66,572	1,772,562
Kontron AG	95,809	913,149
KUKA AG(a)	49,148	743,679
LANXESS AG	69,561	3,299,182
LEONI AG	41,334	965,918
MLP AG(b)	77,255	771,135
MorphoSys AG(a)	46,992	959,113
MTU Aero Engines Holding AG(b)	44,540	2,454,481
Nordex AG(a)	25,941	269,904
Pfleiderer AG Registered(a)	68,939	428,991
Praktiker Bau-und Heimwerkermaerkte Holding AG	71,865	733,482
Q-Cells SE(a)	3,275	30,247
Rheinmetall AG	33,018	2,310,143
RHON KLINIKUM AG	113,781	2,931,979
SGL Carbon SE(a)(b)	54,272	1,776,647
Sky Deutschland AG(a)	268,574	578,517
Software AG	22,270	2,559,305
Solon SE(a)(b)	17,194	118,814
Stada Arzneimittel AG	53,873	2,121,389
Symrise AG	101,394	2,583,123
Tognum AG	77,255	1,608,628
Vossloh AG	12,735	1,333,989
Wincor Nixdorf AG	39,738	2,700,003
Wirecard AG	90,474	1,019,412

		53,566,361
HONG KONG—2.49%
AAC Acoustic Technologies Holdings Inc.	798,000	1,325,889
APAC Resources Ltd.(a)	2,660,000	229,547
Brightoil Petroleum (Holdings) Ltd.(a)	263,378	528,520
C C Land Holdings Ltd.(b)	917,000	346,060
Cafe de Coral Holdings Ltd.	1,330,000	3,217,079
Champion REIT(b)	2,793,000	1,309,444
China WindPower Group Ltd.(a)(b)	3,990,000	441,963
First Pacific Co. Ltd.(b)	3,966,800	2,687,451
Galaxy Entertainment Group Ltd.(a)	1,048,000	499,433
Giordano International Ltd.	5,240,000	2,443,174
Hutchison Harbour Ring Ltd.	12,052,000	1,195,265
Johnson Electric Holdings Ltd.(a)	3,144,000	1,797,960
Melco International Development Ltd.(a)(b)	931,000	425,689
Midland Holdings Ltd.	798,000	750,309
Neo Telemedia Ltd.(a)	18,784,000	481,455
Pacific Basin Shipping Ltd.	2,128,000	1,655,477
Pacific Century Premium Developments Ltd.(a)	776,000	314,838
Shun Tak Holdings Ltd.	1,064,000	633,138
SJM Holdings Ltd.	2,227,000	1,459,999
Techtronic Industries Co. Ltd.(b)	1,330,000	1,406,401
VTech Holdings Ltd.	133,000	1,503,188

		24,652,279
IRELAND—1.44%
Allied Irish Banks PLC(a)	486,141	928,873

Bank of Ireland(a)	559,239	1,241,799
C&C Group PLC	307,913	1,473,899
DCC PLC	90,914	2,430,611
FBD Holdings PLC	60,061	622,909
Glanbia PLC	103,490	443,090
Grafton Group PLC	210,744	1,022,787
Greencore Group PLC	353,700	634,901
Independent News & Media PLC(a)	2,070,586	385,442
Irish Life & Permanent Group Holdings PLC(a)	162,571	658,863
Kingspan Group PLC(a)	37,990	358,645
Paddy Power PLC	45,981	1,613,449
Smurfit Kappa Group PLC(a)	96,474	987,730
United Drug PLC	417,890	1,455,796

		14,258,794
ITALY—2.67%
Alerion Cleanpower SpA(a)	243,027	193,885
Alitalia SpA(a)(c)	44,030	6
Arnoldo Mondadori Editore SpA(a)(b)	472,046	1,837,463
Azimut Holding SpA	154,735	1,754,991
Banca Piccolo Credito Valtellinese Scrl(b)	285,387	1,791,074
Banca Popolare dell’Etruria e del Lazio Scrl	226,914	1,128,419
Benetton Group SpA	109,291	944,572
Beni Stabili SpA	1,207,484	1,054,834
Buzzi Unicem SpA	96,740	1,447,092
CIR SpA(a)	782,867	1,672,789
Danieli SpA RNC	71,732	949,016
Davide Campari-Milano SpA	256,688	2,624,637
ERG SpA	71,277	983,749
Gemina SpA(a)	699,317	585,339
Gruppo Editoriale L’Espresso SpA(a)	570,410	1,723,568
Hera SpA	679,853	1,444,539
Impregilo SpA(b)	304,901	954,744
Marr SpA	74,730	693,566
Recordati SpA(b)	300,620	2,268,407
Societa Cattolica di Assicurazioni Scrl(a)(b)	66,228	2,081,740
Tiscali SpA(a)(b)	1,573,649	336,458

		26,470,888
JAPAN—26.69%
Access Co. Ltd.(b)	266	454,132
Advance Residence Investment Corp.(a)	798	1,137,453
Aeon Delight Co. Ltd.	13,100	253,611
Alps Electric Co. Ltd.(a)	222,700	1,636,908
AnGes MG Inc.(a)	399	725,763
Arnest One Corp.	26,200	270,333
Awa Bank Ltd. (The)	399,000	2,215,488
Bank of Iwate Ltd. (The)(b)	39,900	2,194,266
Bank of Nagoya Ltd. (The)	266,000	1,004,468
Calsonic Kansei Corp.(a)	266,000	857,334
Capcom Co. Ltd.	53,200	1,073,507
COMSYS Holdings Corp.	146,300	1,374,140
CSK Holdings Corp.(a)	78,600	399,647
Culture Convenience Club Co. Ltd.(b)	93,100	486,247
CyberAgent Inc.(b)	524	914,115

DA Office Investment Corp.	266	672,852
Daifuku Co. Ltd.	133,000	1,000,223
Daihen Corp.	266,000	1,182,725
Daikyo Inc.(a)	262,000	610,339
Dainippon Screen Manufacturing Co. Ltd.(a)	262,000	1,491,012
Daio Paper Corp.	133,000	1,099,255
Daishi Bank Ltd. (The)	665,000	2,249,441
Daiwabo Holdings Co. Ltd.	133,000	357,930
DISCO Corp.	26,600	1,895,756
Don Quijote Co. Ltd.	53,200	1,431,720
Dr. Ci:Labo Co. Ltd.	262	679,734
Duskin Co. Ltd.	104,800	1,824,887
eAccess Ltd.(b)	1,862	1,485,480
Ebara Corp.(a)	399,000	2,075,428
EDION Corp.(b)	106,400	1,089,918
Exedy Corp.	53,200	1,405,689
Fuji Machine Manufacturing Co. Ltd.	93,100	1,578,570
Fuji Soft Inc.	53,200	936,560
Fujikura Ltd.	399,000	2,156,068
Funai Electric Co. Ltd.	26,600	1,049,739
Global One Real Estate Investment Corp. Ltd.	266	1,700,521
Glory Ltd.	79,800	2,044,021
GMO Internet Inc.	104,800	432,533
H.I.S. Co. Ltd.	53,200	1,093,879
H2O Retailing Corp.	266,000	1,858,973
Hamamatsu Photonics K.K.	93,100	2,674,855
Hanwa Co. Ltd.	399,000	1,714,669
Haseko Corp.(a)	1,263,500	1,330,566
Heiwa Real Estate Co. Ltd.	465,500	1,470,626
Higo Bank Ltd. (The)	399,000	2,168,801
Hitachi Zosen Corp.(a)(b)	997,500	1,421,817
Hogy Medical Co. Ltd.	26,200	1,314,041
Hokkoku Bank Ltd. (The)	532,000	1,890,097
Honeys Co. Ltd.	13,100	132,798
Hosiden Corp.	93,100	1,186,404
Hyakugo Bank Ltd. (The)	399,000	1,795,309
Hyakujushi Bank Ltd. (The)	532,000	2,173,045
Iino Kaiun Kaisha Ltd.(b)	172,900	1,114,535
Inabata & Co. Ltd.	38,600	194,211
Inui Steamship Co. Ltd.	53,200	391,035
Iseki & Co. Ltd.(a)(b)	266,000	846,016
IT Holdings Corp.	93,100	1,330,000
Izumi Co. Ltd.	106,400	1,522,264
Japan Airport Terminal Co. Ltd.	93,100	1,487,461
Japan Digital Laboratory Co. Ltd.	146,300	1,786,538
Japan Excellent Inc.	266	1,392,107
Japan Logistics Fund Inc.	266	2,127,774
Japan Securities Finance Co. Ltd.	170,300	1,222,769
Juki Corp.(a)(b)	399,000	776,694
Juroku Bank Ltd. (The)	399,000	1,506,701
JVC KENWOOD Holdings Inc.(a)	1,233,600	669,222
kabu.com Securities Co. Ltd.	106,400	552,316
Kagoshima Bank Ltd. (The)	266,000	1,754,281
Kakaku.com Inc.	266	1,004,468
Kanematsu Corp.(a)(b)	1,064,000	973,343

Kayaba Industry Co. Ltd.(a)	266,000	1,018,615
Keihin Corp.	66,500	1,266,902
Keiyo Bank Ltd. (The)	399,000	1,854,728
Kenedix Inc.(a)(b)	931	327,796
Kenedix Realty Investment Corp.	399	1,313,589
Kewpie Corp.	13,100	144,224
Kitz Corp.	266,000	1,519,434
Kiyo Holdings Inc.	1,197,000	1,566,121
Kobayashi Pharmaceutical Co. Ltd.	52,400	2,112,499
Komeri Co. Ltd.	53,200	1,350,797
K’s Holdings Corp.	62,960	1,674,960
Leopalace21 Corp.(a)	262,000	1,641,506
Macnica Inc.	13,100	302,661
Maruha Nichiro Holdings Inc.	665,000	940,804
Marusan Securities Co. Ltd.	212,800	1,297,036
Matsuya Co. Ltd.(a)	39,900	424,847
Meidensha Corp.(b)	131,000	601,979
Meitec Corp.	106,400	2,233,031
MID REIT Inc.	399	1,014,371
Ministop Co. Ltd.	13,100	190,069
Miraca Holdings Inc.	52,400	1,683,310
Misumi Group Inc.	117,900	2,352,733
Mitsubishi Steel Manufacturing Co. Ltd.(a)	399,000	993,150
Mizuno Corp.(b)	399,000	1,778,332
Monex Group Inc.	1,596	769,903
Mori Hills REIT Investment Corp.	131	292,907
Mori Seiki Co. Ltd.	106,400	1,285,718
MORI TRUST Sogo REIT Inc.(b)	266	2,090,990
Musashino Bank Ltd. (The)	53,200	1,582,249
Nabtesco Corp.	133,000	1,683,544
Nagase & Co. Ltd.	266,000	3,171,854
Nanto Bank Ltd. (The)	266,000	1,428,891
Net One Systems Co. Ltd.	798	1,155,279
Nichicon Corp.	66,500	895,532
Nichi-Iko Pharmaceutical Co. Ltd.	52,400	1,648,752
Nifco Inc.	91,700	2,053,276
Nihon Dempa Kogyo Co. Ltd.	39,900	873,038
Nihon Kohden Corp.	66,500	1,276,806
Nihon Parkerizing Co. Ltd.	133,000	1,901,415
Nihon Unisys Ltd.	133,000	1,066,716
Nippon Coke & Engineering Co. Ltd.	262,000	493,288
Nippon Commercial Investment Corp.	266	310,395
Nippon Denko Co. Ltd.	133,000	946,463
Nippon Kayaku Co. Ltd.	266,000	2,351,303
Nippon Konpo Unyu Soko Co. Ltd.	266,000	3,163,366
Nippon Light Metal Co. Ltd.(a)	931,000	1,356,738
Nippon Paint Co. Ltd.(b)	393,000	2,512,424
Nippon Seiki Co. Ltd.	133,000	1,465,674
Nippon Sharyo Ltd.	266,000	1,510,946
Nippon Shinyaku Co. Ltd.	133,000	1,530,752
Nippon Suisan Kaisha Ltd.	399,000	1,158,675
Nippon Yakin Kogyo Co. Ltd.(a)(b)	133,000	496,575
Nishimatsuya Chain Co. Ltd.	106,400	1,197,439
Nishi-Nippon Railroad Co. Ltd.	665,000	2,518,243
Nisshin OilliO Group Ltd. (The)	266,000	1,403,425

Nitto Boseki Co. Ltd.	532,000	1,194,043
NSD Co. Ltd.	106,400	1,302,695
Ogaki Kyoritsu Bank Ltd. (The)	399,000	1,307,223
Okasan Securities Group Inc.	399,000	1,816,530
Oki Electric Industry Co. Ltd.(a)(b)	931,000	970,514
Okinawa Electric Power Co. Inc. (The)	26,600	1,499,628
Okuma Corp.(a)	266,000	1,909,903
Orient Corp.(a)(b)	399,000	360,759
ORIX JREIT Inc.	399	1,960,834
Osaka Securities Exchange Co. Ltd.	266	1,372,301
OSG Corp.	146,300	1,738,295
Pacific Metals Co. Ltd.	133,000	1,111,988
PARK24 Co. Ltd.	133,000	1,493,969
Pioneer Corp.(a)	212,800	810,365
Point Inc.	17,290	1,120,052
Press Kogyo Co. Ltd.(a)	266,000	851,675
Promise Co. Ltd.	98,250	938,501
Rengo Co. Ltd.	266,000	1,527,923
Resorttrust Inc.(b)	186,200	2,731,303
Roland Corp.	93,100	1,321,087
Ryohin Keikaku Co. Ltd.	39,900	1,812,286
Saizeriya Co. Ltd.(b)	66,500	1,295,197
San-in Godo Bank Ltd. (The)	266,000	2,045,718
Sanken Electric Co. Ltd.(a)(b)	266,000	1,061,057
Sankyu Inc.	399,000	1,816,530
Sanwa Holdings Corp.	665,000	2,475,800
Sanyo Shokai Ltd.	133,000	476,769
Sanyo Special Steel Co. Ltd.(a)(b)	266,000	1,177,066
SATO Corp.	13,100	171,118
Sawai Pharmaceutical Co. Ltd.(b)	26,600	2,034,401
Seino Holdings Co. Ltd.	266,000	1,924,051
Shiga Bank Ltd. (The)	399,000	2,389,501
Shima Seiki Manufacturing Ltd.	39,900	1,038,987
Shimachu Co. Ltd.	93,100	1,935,086
Shinko Plantech Co. Ltd.	93,100	867,520
Sinfonia Technology Co. Ltd.(b)	266,000	585,704
So-net Entertainment Corp.	262	683,357
So-net M3 Inc.(b)	133	483,135
Sotetsu Holdings Inc.	1,179,000	4,903,619
Star Micronics Co. Ltd.	79,800	992,301
Sumitomo Bakelite Co. Ltd.	532,000	2,942,666
Sumitomo Forestry Co. Ltd.	226,100	1,909,620
Sumitomo Osaka Cement Co. Ltd.	665,000	1,280,343
Sumitomo Warehouse Co. Ltd. (The)	399,000	1,897,171
Tadano Ltd.	266,000	1,443,038
Taiyo Yuden Co. Ltd.	133,000	2,081,087
Takara Holdings Inc.	266,000	1,406,255
Takefuji Corp.(b)	74,670	300,237
Teikoku Piston Ring Co. Ltd.	39,300	313,112
Toagosei Co. Ltd.	532,000	2,444,676
TOC Co. Ltd.	199,500	923,120
Toda Corp.	399,000	1,443,038
Toho Holdings Co. Ltd.	66,500	1,063,887
Toho Zinc Co. Ltd.	266,000	1,273,269
Tokai Carbon Co. Ltd.	266,000	1,573,194

Tokai Tokyo Financial Holdings Inc.	399,000	1,553,388
Tokyo Dome Corp.	399,000	1,145,942
Tokyo Seimitsu Co. Ltd.(a)(b)	79,800	1,370,886
Tokyo Tomin Bank Ltd. (The)	53,200	647,952
TOKYU REIT Inc.	266	1,399,181
Tomy Co. Ltd.(b)	144,100	1,114,357
Topcon Corp.(b)	133,000	758,302
Toshiba Machine Co. Ltd.(b)	266,000	1,165,748
Toyo Kanetsu K.K.	131,000	281,481
TS Tech Co. Ltd.	53,200	1,123,306
ULVAC Inc.(b)	39,900	944,341
Wacom Co. Ltd.	532	831,303
Works Applications Co. Ltd.	786	516,698
Xebio Co. Ltd.	53,200	1,131,229
Yamatake Corp.	79,800	1,987,148
Yodogawa Steel Works Ltd.(b)	399,000	1,765,599
Yoshinoya Holdings Co. Ltd.(b)	1,596	1,668,831
Zappallas Inc.	131	202,750
Zeon Corp.	266,000	1,615,637

		264,549,081
NETHERLANDS—2.33%
Aalberts Industries NV	112,737	1,851,274
Arcadis NV	70,934	1,543,033
BinckBank NV	67,078	943,633
Crucell NV(a)	69,338	1,449,771
CSM NV CVA	84,586	2,744,263
Imtech NV	70,668	2,238,215
Kardan NV(a)	48,798	279,327
Koninklijke BAM Groep NV	120,817	914,227
Koninklijke Wessanen NV(a)	209,553	881,592
Mediq NV	89,887	1,674,451
Nutreco Holding NV	31,126	1,949,934
SNS REAAL NV(a)	131,000	770,939
USG People NV(a)	78,107	1,387,502
VastNed Retail NV	28,361	1,646,428
Wavin NV	237,511	478,447
Wereldhave NV	27,402	2,291,401

		23,044,437
NEW ZEALAND—0.77%
Fisher & Paykel Appliances Holdings Ltd.(a)	1,398,705	653,967
Fisher & Paykel Healthcare Corp. Ltd.	897,674	2,314,959
Freightways Ltd.	868,942	2,018,682
Kiwi Income Property Trust(b)	1,913,309	1,411,746
Mainfreight Ltd.	264,913	1,261,830

		7,661,184
NORWAY—3.23%
ABG Sundal Collier Holding ASA	1,020,000	1,304,127
Acergy SA(b)	202,561	3,883,068
Aker Solutions ASA	129,638	2,188,770
Cermaq ASA(a)	95,700	1,077,721
DNO International ASA(a)	733,255	1,093,345
Fred Olsen Energy ASA	41,068	1,507,772

Frontline Ltd.(b)	45,793	1,682,796
Golar LNG Energy Ltd.(a)	9,771	14,313
Golar LNG Ltd.(a)	79,800	1,050,693
Golden Ocean Group Ltd.(a)	172,658	348,234
Marine Harvest ASA(a)	1,702,663	1,587,299
Norwegian Property ASA(a)	438,850	879,915
Petroleum Geo-Services ASA(a)	102,966	1,435,048
Prosafe Production Public Ltd.(a)	92,610	235,246
Schibsted ASA(a)	45,905	1,143,524
Sevan Marine ASA(a)	393,000	576,679
Songa Offshore SE(a)	79,800	371,358
SpareBank 1 SMN	262,493	2,169,253
Stolt-Nielsen SA	55,402	870,186
Storebrand ASA(a)	267,205	2,024,027
Subsea 7 Inc.(a)(b)	93,100	1,839,896
TGS-NOPEC Geophysical Co. ASA(a)(b)	105,884	2,042,334
Tomra Systems ASA	218,558	1,054,834
Veidekke ASA	189,000	1,590,710

		31,971,148
PORTUGAL—0.62%
Mota-Engil SGPS SA	288,181	1,037,268
Portucel Empresa Produtore de Pasta e Papel SA	811,816	2,175,054
Redes Energeticas Nacionais SA	272,611	979,051
Semapa - Sociedade de Investimento e Gestao SGPS SA	192,601	1,946,299

		6,137,672
SINGAPORE—2.56%
Banyan Tree Holdings Ltd.(a)	1,729,000	1,015,612
Biosensors International Group Ltd.(a)	1,197,000	690,014
CapitaCommercial Trust(b)	1,596,000	1,409,143
CDL Hospitality Trusts	917,000	1,291,408
Ezra Holdings Ltd.(b)	665,000	1,014,156
Frasers Centrepoint Trust	256,000	252,180
Hyflux Ltd.(b)	131,000	331,694
Indofood Agri Resources Ltd.(a)	399,000	698,749
Keppel Land Ltd.	655,000	1,792,294
M1 Ltd.	131,000	204,561
Mapletree Logistics Trust	386,000	247,860
Metro Holdings Ltd.	3,013,000	1,846,780
Parkway Holdings Ltd.	786,000	1,950,016
Raffles Education Corp. Ltd.(b)	1,596,000	430,895
Singapore Post Ltd.	4,522,000	3,596,614
SMRT Corp. Ltd.(b)	1,179,000	1,961,487
Straits Asia Resources Ltd.(b)	532,000	795,797
Suntec REIT	2,620,000	2,657,375
Venture Corp. Ltd.	266,000	1,919,618
Wing Tai Holdings Ltd.	931,000	1,243,190

		25,349,443
SPAIN—2.16%
Abengoa SA	53,607	1,311,525
Almirall SA	55,020	598,427
Avanzit SA(a)	147,774	121,626
Banco Pastor SA(b)	186,837	1,018,554

Banco Pastor SA New(b)	3,422	18,655
Bolsas y Mercados Espanoles(b)	65,879	1,821,121
Construcciones y Auxiliar de Ferrocarriles SA	3,406	1,872,880
Ebro Puleva SA	142,266	2,648,296
FAES FARMA SA	221,597	913,404
FAES FARMA SA New(c)	15,789	65,081
La Seda de Barcelona SA Class B(a)(b)(c)	377,757	54,889
NH Hoteles SA(a)(b)	205,050	954,256
Obrascon Huarte Lain SA	58,688	1,680,473
Papeles y Cartones de Europa SA(a)(b)	200,692	957,992
Tecnicas Reunidas SA	30,195	1,841,424
Tubacex SA(b)	242,369	941,017
Tubos Reunidos SA	259,962	718,970
Viscofan SA	100,084	2,720,088
Zeltia SA(a)(b)	232,224	1,173,351

		21,432,029
SWEDEN—3.65%
Alliance Oil Co. Ltd. SDR(a)(b)	25,500	414,235
Boliden AB	217,494	3,027,501
Castellum AB	197,836	1,801,338
D. Carnegie & Co. AB(b)(c)	25,632	—
Elekta AB Class B	107,850	2,819,520
Eniro AB(a)(b)	197,417	574,663
Fabege AB	214,232	1,341,795
Hakon Invest AB(b)	79,800	1,373,375
Hexagon AB Class B	146,300	2,346,298
Hexpol AB(a)	53,200	708,247
Intrum Justitia AB	106,400	1,269,707
JM AB	100,600	1,641,138
Kungsleden AB	168,542	1,074,227
Lindab International AB	79,800	908,244
Loomis AB Class B	91,656	1,049,506
Meda AB Class A	186,200	1,798,140
Modern Times Group MTG AB Class B	50,385	3,093,194
NCC AB Class B	79,800	1,241,267
Nibe Industrier AB Class B	129,828	1,513,460
Niscayah Group AB	513,470	963,385
Nobia AB(a)	247,328	1,279,530
Oriflame Cosmetics SA SDR	37,226	2,123,576
PA Resources AB(a)	133,000	346,784
Peab AB	193,417	1,184,741
SAS AB(a)(b)	844,466	150,286
SAS AB New(a)(b)	2,340,018	413,214
Trelleborg AB Class B(a)	241,171	1,763,384

		36,220,755
SWITZERLAND—4.33%
Acino Holding AG Registered	2,336	342,382
Allreal Holding AG Registered	3,930	455,705
Ascom Holding AG Registered(a)	16,768	184,324
Bank Sarasin & Compagnie AG Class B Registered(a)	49,719	1,937,104
Barry Callebaut AG Registered(a)	2,358	1,489,608
Basilea Pharmaceutica AG Registered(a)	8,393	617,018
Basler Kantonalbank Participation Certificates	4,061	495,005

Bucher Industries AG Registered	7,807	962,477
Burckhardt Compression Holding AG	5,320	1,019,584
Charles Voegele Holding AG Bearer(a)	14,608	681,616
Clariant AG Registered(a)(b)	190,971	2,653,753
Dufry AG Registered(a)	4,914	423,935
EMS-Chemie Holding AG	2,466	343,135
Flughafen Zurich AG Registered	4,196	1,381,800
Forbo Holding AG Registered(a)	2,916	1,219,283
Galenica Holding AG Registered(b)	5,246	2,042,680
Gategroup Holding AG(a)	21,052	768,457
Georg Fischer AG Registered(a)	4,192	1,497,143
Kaba Holding AG Class B Registered	6,384	1,810,675
Kuoni Reisen Holding AG Class B Registered	4,585	1,625,803
LifeWatch AG Registered(a)	11,306	186,685
Meyer Burger Technology AG(a)	13,100	324,462
Mobilezone Holding AG	16,246	134,881
Mobimo Holding AG Registered(a)	1,834	310,997
Panalpina Welttransport Holding AG Registered	13,914	1,259,746
Partners Group Holding AG	12,348	1,655,182
Petroplus Holdings AG(a)	62,415	1,122,081
PSP Swiss Property AG Registered(a)	38,995	2,324,145
Rieter Holding AG Registered(a)	4,859	1,485,195
Schulthess Group AG Registered	16,815	709,724
Sika AG Bearer	1,539	2,739,648
Sulzer AG Registered	19,693	1,967,473
Swiss Prime Site AG Registered(a)	29,598	1,748,973
Tecan AG Registered	21,259	1,419,896
Temenos Group AG Registered(a)	60,194	1,647,238
Valora Holding AG Registered	5,451	1,370,335
Von Roll Holding AG Bearer(b)	82,848	529,520

		42,887,668
UNITED KINGDOM—21.04%
Aberdeen Asset Management PLC	599,899	1,267,165
Aegis Group PLC	929,801	1,858,699
Afren PLC(a)	613,342	859,952
Aggreko PLC	235,220	4,406,883
Amlin PLC	392,919	2,263,149
ARM Holdings PLC	1,094,383	4,293,326
Arriva PLC	178,684	2,092,295
Ashtead Group PLC	695,512	1,266,857
AVEVA Group PLC	88,163	1,562,683
Babcock International Group PLC	220,952	1,978,471
Barratt Developments PLC(a)	623,193	1,189,501
BBA Aviation PLC	554,916	1,766,715
Bellway PLC	131,424	1,516,778
Bodycote PLC	233,508	798,117
Bovis Homes Group PLC(a)	185,766	1,211,016
Brit Insurance Holdings NV	71,893	878,143
Britvic PLC	289,772	2,131,651
BSS Group PLC (The)	229,830	1,087,733
BTG PLC(a)	306,409	826,387
Cable & Wireless Communications PLC	1,818,775	1,719,063
Carillion PLC	486,272	2,554,480
Catlin Group Ltd.	292,222	1,577,590

Charter International PLC	142,071	1,755,997
Chemring Group PLC	39,562	2,209,673
Chloride Group PLC	471,135	2,177,851
Climate Exchange PLC(a)	38,408	436,510
Close Brothers Group PLC	169,074	1,890,484
COLT Telecom Group SA(a)	410,960	782,521
Cookson Group PLC(a)	276,934	2,397,092
CSR PLC(a)	149,549	984,301
Daily Mail & General Trust PLC Class A NVS	238,841	1,902,854
Dairy Crest Group PLC	187,096	1,028,958
Dana Petroleum PLC(a)	89,089	1,652,733
Davis Service Group PLC (The)	276,541	1,825,216
De La Rue PLC	101,525	1,420,349
Debenhams PLC(a)	991,957	1,090,167
Dechra Pharmaceuticals PLC	57,964	408,124
Desire Petroleum PLC(a)	134,275	86,836
Devro PLC	148,680	389,157
Dialog Semiconductor PLC(a)	15,196	224,785
Dimension Data Holdings PLC	1,447,026	2,021,088
DS Smith PLC	419,855	868,864
DSG International PLC(a)	3,252,992	1,648,113
easyJet PLC(a)	169,606	1,226,386
Electrocomponents PLC	513,204	1,766,670
EnQuest PLC	395,520	597,532
Enterprise Inns PLC(a)	223,617	437,091
Fidessa Group PLC	11,659	235,030
Filtrona PLC	578,419	2,044,289
Forth Ports PLC	74,994	1,546,215
Galiform PLC(a)	663,646	817,219
GAME Group PLC (The)	389,258	566,623
GKN PLC (a)	1,397,246	2,930,012
Go-Ahead Group PLC (The)	46,636	1,016,500
Grainger PLC	60,653	129,231
Greene King PLC	258,463	1,795,703
Greggs PLC	86,067	633,662
Halfords Group PLC	370,337	2,879,630
Halma PLC	649,516	2,708,151
Hays PLC	1,045,697	1,789,466
Henderson Group PLC	777,389	1,753,928
Heritage Oil PLC(a)	200,300	1,404,178
Hikma Pharmaceuticals PLC	44,933	433,293
Hiscox Ltd.	411,473	2,101,713
HMV Group PLC(b)	616,561	679,020
Hochschild Mining PLC	134,799	514,794
Homeserve PLC	61,790	1,896,306
Hunting PLC	138,676	1,199,294
IG Group Holdings PLC	286,034	1,784,984
Inchcape PLC(a)	3,581,671	1,885,906
Informa PLC	526,564	3,198,149
Intermediate Capital Group PLC	410,030	1,770,495
International Personal Finance PLC	244,446	1,015,474
Interserve PLC	199,698	677,054
Intertek Group PLC	145,825	3,323,553
ITV PLC(a)	2,681,584	2,760,321
Jardine Lloyd Thompson Group PLC	113,839	966,203

Jazztel PLC(a)(b)	214,620	873,516
JD Wetherspoon PLC	178,553	1,478,565
JKX Oil & Gas PLC	103,061	413,306
John Wood Group PLC	297,572	1,691,647
Kesa Electricals PLC	678,056	1,297,333
Ladbrokes PLC	828,837	1,977,840
Laird PLC	193,550	391,060
Logica PLC	1,301,137	2,740,421
Luminar Group Holdings PLC(a)	262,918	177,072
Marston’s PLC	891,400	1,387,616
McBride PLC	100,332	287,950
Melrose PLC	355,668	1,301,668
Michael Page International PLC	334,454	2,189,021
Micro Focus International PLC	177,952	1,432,731
Misys PLC(a)	524,476	1,879,330
Mitchells & Butlers PLC(a)	273,791	1,374,157
Mondi PLC	306,671	2,088,857
Morgan Crucible Co. PLC (The)	366,112	1,203,716
National Express Group PLC	320,164	1,182,022
Northern Foods PLC	252,396	212,481
Northumbrian Water Group PLC	465,479	1,925,136
Novae Group PLC	155,501	737,855
Pace PLC	243,034	688,200
Paragon Group of Companies PLC	355,272	891,283
PartyGaming PLC(a)	176,902	833,716
PayPoint PLC	59,004	280,878
Pennon Group PLC	274,589	2,185,558
Persimmon PLC(a)	274,057	1,998,009
Petropavlovsk PLC	109,857	1,975,793
Playtech Ltd.(b)	137,681	1,052,653
Premier Farnell PLC	574,758	2,099,091
Premier Foods PLC(a)	1,838,158	736,876
Premier Oil PLC(a)	98,602	1,919,768
Provident Financial PLC	155,634	2,002,249
Punch Taverns PLC(a)	159,427	217,062
PZ Cussons PLC	55,675	233,670
QinetiQ Group PLC	532,423	1,039,065
Redrow PLC(a)	335,579	765,858
Regal Petroleum PLC(a)	216,094	160,421
Regus PLC	672,898	1,191,677
Rentokil Initial PLC(a)	1,466,580	2,859,902
Restaurant Group PLC (The)	418,807	1,566,719
SDL PLC(a)	179,470	1,247,164
Shaftesbury PLC	287,737	1,718,977
SIG PLC(a)	493,882	997,112
Signet Jewelers Ltd.(a)	79,255	2,558,463
SOCO International PLC(a)	43,399	1,082,788
Southern Cross Healthcare Ltd.(a)	79,779	95,249
Spectris PLC	146,889	2,024,645
Spirent Communications PLC	442,518	816,195
SSL International PLC	204,822	2,696,193
Tate & Lyle PLC	372,995	2,607,984
Taylor Wimpey PLC(a)	2,433,456	1,511,139
Travis Perkins PLC(a)	160,226	2,084,624
Trinity Mirror PLC(a)	278,383	671,545

Tullett Prebon PLC	235,087	1,269,861
UK Coal PLC(a)	181,839	147,516
Ultra Electronics Holdings PLC	98,905	2,346,528
UNITE Group PLC(a)	164,274	549,661
Vectura Group PLC(a)	782,207	425,036
VT Group PLC	228,500	2,616,157
W.S. Atkins PLC	103,194	1,121,473
Weir Group PLC (The)	169,340	2,566,083
Wellstream Holdings PLC	81,674	750,086
WH Smith PLC	235,619	1,814,071
William Hill PLC	558,402	1,749,608
Wincanton PLC	235,885	848,485
Xchanging PLC	344,530	1,103,754
Yell Group PLC(a)	1,630,426	1,372,586

		208,527,133

TOTAL COMMON STOCKS
(Cost: $899,909,058)		984,650,373

Security	Shares	Value

PREFERRED STOCKS—0.09%

GERMANY—0.09%
ProSiebenSat.1 Media AG	48,402	913,880

		913,880

TOTAL PREFERRED STOCKS
(Cost: $578,696)		913,880

Security	Shares	Value

SHORT-TERM INVESTMENTS—5.48%

MONEY MARKET FUNDS—5.48%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%(d)(e)(f)	45,147,366	45,147,366
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%(d)(e)(f)	8,325,502	8,325,502
BlackRock Cash Funds: Treasury, SL Agency Shares
0.10%(d)(e)	871,449	871,449

		54,344,317

TOTAL SHORT-TERM INVESTMENTS
(Cost: $54,344,317)		54,344,317

TOTAL INVESTMENTS IN SECURITIES—104.93%
(Cost: $954,832,071)		1,039,908,570
Other Assets, Less Liabilities—(4.93)%		(48,853,863)

NET ASSETS—100.00%		$991,054,707

NVS	-	Non-Voting Shares
SDR	-	Swedish Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs in accordance with management's fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS FINANCIALS SECTOR INDEX FUND

April 30, 2010

Security	Shares	Value

COMMON STOCKS—94.72%

BRAZIL—8.98%
Banco Santander (Brasil) SA SP ADR	4,000	$46,520.00
Itau Unibanco Holding SA SP ADR	8,510	184,497

		231,017
CHILE—1.65%
Banco Santander Chile SA SP ADR	646	42,565

		42,565
CHINA—29.19%
Bank of China Ltd. Class H	184,000	96,692
Bank of Communications Co. Ltd. Class H	22,000	25,587
China CITIC Bank Class H	22,000	14,763
China Construction Bank Corp. Class H	144,000	119,073
China Everbright Ltd.	4,000	10,098
China Life Insurance Co. Ltd. Class H	24,000	110,510
China Merchants Bank Co. Ltd. Class H	14,690	36,706
China Minsheng Banking Corp. Ltd. Class H(a)	19,000	20,605
China Overseas Land & Investment Ltd.	12,000	23,771
China Pacific Insurance (Group) Co. Ltd. Class H	5,600	23,405
China Resources Land Ltd.	8,000	14,920
China Taiping Insurance Holdings Co. Ltd.(a)	3,600	12,079
Country Garden Holdings Co. Ltd.	14,000	4,382
Franshion Properties (China) Ltd.	44,000	12,694
Guangzhou R&F Properties Co. Ltd. Class H	4,000	5,348
Hopson Development Holdings Ltd.	4,000	5,307
Industrial and Commercial Bank of China Ltd. Class H	148,000	109,990
PICC Property and Casualty Co. Ltd. Class H(a)	12,000	11,607
Ping An Insurance (Group) Co. of China Ltd. Class H	5,000	43,695
Poly (Hong Kong) Investments Ltd.	14,000	14,083
Renhe Commercial Holdings Co. Ltd.	20,000	4,946
Shimao Property Holdings Ltd.	6,000	9,397
Shui On Land Ltd.	14,000	6,473
Sino-Ocean Land Holdings Ltd.	13,000	10,147
Soho China Ltd.	8,000	4,626

		750,904
COLOMBIA—1.14%
Bancolombia SA SP ADR	626	29,259

		29,259
CZECH REPUBLIC—0.82%
Komercni Banka AS	102	21,142

		21,142

EGYPT—0.11%
Commercial International Bank SP ADR	200	2,800

		2,800
HUNGARY—1.40%
OTP Bank Nyrt(a)	1,008	35,943

		35,943
INDIA—7.93%
Axis Bank Ltd. SP GDR(b)	400	11,360
HDFC Bank Ltd. SP ADR	710	105,875
ICICI Bank Ltd. SP ADR	2,040	86,741

		203,976
INDONESIA—4.26%
PT Bank Central Asia Tbk	53,000	32,045
PT Bank Danamon Indonesia Tbk	20,000	12,869
PT Bank Mandiri Tbk	30,000	19,303
PT Bank Negara Indonesia (Persero) Tbk	29,000	8,365
PT Bank Rakyat Indonesia Tbk	24,000	23,830
PT Lippo Karawaci Tbk(a)	203,000	13,062

		109,474
ISRAEL—2.98%
Bank Hapoalim Ltd.(a)	6,046	24,482
Bank Leumi le-Israel(a)	6,654	28,644
Israel Discount Bank Ltd. Class A(a)	4,834	9,899
Mizrahi Tefahot Bank Ltd.(a)	1,532	13,705

		76,730
MEXICO—2.36%
Grupo Financiero Banorte SAB de CV Series O	8,200	34,225
Grupo Financiero Inbursa SAB de CV Series O	7,800	26,378

		60,603
PERU—1.24%
Credicorp Ltd.	368	31,964

		31,964
PHILIPPINE ISLANDS—1.10%
Ayala Corp.	2,500	19,118
Ayala Land Inc.	22,000	6,804
SM Prime Holdings Inc.	10,000	2,305

		28,227
POLAND—3.53%
Bank Handlowy w Warszawie SA(a)	210	5,773
Bank Millennium SA(a)	4,172	6,882
Bank Pekao SA(a)	238	13,635
Bank Zachodni WBK SA(a)	106	7,843

BRE Bank SA(a)	94	8,997
Getin Holding SA(a)	2,306	8,547
Globe Trade Centre SA(a)	964	7,656
ING Bank Slaski SA(a)	22	5,824
Powszechna Kasa Oszczednosci Bank Polski SA	1,762	25,536

		90,693
RUSSIA—2.10%
Sberbank GDR(b)	200	54,130

		54,130
SOUTH AFRICA—9.38%
Absa Group Ltd.	790	15,032
African Bank Investments Ltd.	5,560	26,862
FirstRand Ltd.	15,034	41,742
Growthpoint Properties Ltd.	4,676	9,672
Investec Ltd.	2,100	17,809
Nedbank Group Ltd.	218	3,966
Redefine Income Fund Ltd.	7,496	8,028
Remgro Ltd.	2,340	31,324
RMB Holdings Ltd.	5,674	25,964
Sanlam Ltd.	1,770	5,836
Standard Bank Group Ltd.	3,536	55,115

		241,350
SOUTH KOREA—8.00%
KB Financial Group Inc. SP ADR	238	11,614
Shinhan Financial Group Co. Ltd. SP ADR	2,168	184,584
Woori Finance Holdings Co. Ltd. SP ADR	200	9,730

		205,928
THAILAND—4.40%
Bangkok Bank PCL NVDR	5,200	18,724
Bank of Ayudhya PCL NVDR	23,200	13,911
Kasikornbank PCL NVDR	8,200	22,873
Krung Thai Bank PCL NVDR	18,600	7,071
Land and Houses PCL NVDR	64,800	10,114
Siam Commercial Bank PCL NVDR	10,200	25,851
TMB Bank PCL NVDR(a)	353,600	14,754

		113,298
TURKEY—4.15%
Akbank TAS	4,189	21,017
Asya Katilim Bankasi AS(a)	3,732	9,953
Turkiye Garanti Bankasi AS	5,508	26,893
Turkiye Halk Bankasi AS	1,828	14,526
Turkiye Is Bankasi AS	5,011	17,548
Yapi ve Kredi Bankasi AS(a)	5,846	16,771

		106,708

TOTAL COMMON STOCKS
(Cost: $2,336,304)		2,436,711

Security	Shares	Value

PREFERRED STOCKS—4.87%

BRAZIL—4.87%
Banco Bradesco SA SP ADR	6,728	125,275

		125,275

TOTAL PREFERRED STOCKS
(Cost: $125,208)		125,275

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.06%

MONEY MARKET FUNDS—0.06%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.10%(c)(d)	1,438	1,438

		1,438

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,438)		1,438

TOTAL INVESTMENTS IN SECURITIES—99.65%
(Cost: $2,462,950)		2,563,424
Other Assets, Less Liabilities—0.35%		9,014

NET ASSETS—100.00%		$2,572,438

GDR	-	Global Depositary Receipts
NVDR	-	Non-Voting Depositary Receipts
SP ADR	-	Sponsored American Depositary Receipts
SP GDR	-	Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS MATERIALS SECTOR INDEX FUND

April 30, 2010

Security	Shares	Value

COMMON STOCKS—83.85%

BRAZIL—15.86%
Braskem SA SP ADR	2,781	$39,629
Companhia Siderurgica Nacional SA SP ADR	10,320	192,468
Fibria Celulose SA SP ADR(a)	2,748	54,548
Vale SA SP ADR	15,872	486,159

		772,804
CHILE—1.90%
Sociedad Quimica y Minera de Chile SA Series B SP ADR	2,568	92,448

		92,448
CHINA—8.70%
Aluminum Corp. of China Ltd. Class H(a)	40,000	39,876
Angang New Steel Co. Ltd. Class H	16,000	25,389
Anhui Conch Cement Co. Ltd. Class H	16,000	51,829
BBMG Corp. Class H(a)	36,000	35,796
China BlueChemical Ltd. Class H	56,000	35,054
China National Building Material Co. Ltd. Class H	16,000	26,749
Fosun International Ltd.	22,000	17,370
Hidili Industry International Development Ltd.(a)	16,000	17,826
Huabao International Holdings Ltd.	28,000	32,638
Jiangxi Copper Co. Ltd. Class H	12,000	25,842
Maanshan Iron & Steel Co. Ltd. Class H(a)	24,000	12,890
Nine Dragons Paper (Holdings) Ltd.	20,000	34,621
Sinofert Holdings Ltd.	56,000	30,510
Sinopec Shanghai Petrochemical Co. Ltd. Class H(a)	96,000	37,465

		423,855
INDIA—3.31%
Sterlite Industries (India) Ltd. SP ADR	8,884	161,156

		161,156
INDONESIA—2.59%
PT Aneka Tambang Tbk	76,000	20,657
PT Indocement Tunggal Prakarsa Tbk	26,000	45,574
PT International Nickel Indonesia Tbk	46,000	25,516
PT Semen Gresik (Persero) Tbk	38,000	34,568

		126,315
ISRAEL—3.26%
Israel Chemicals Ltd.	6,844	82,863
Israel Corp. Ltd. (The)(a)	44	34,923
Makhteshim-Agan Industries Ltd.	9,692	41,044

		158,830
MEXICO—6.82%
Cemex SAB de CV CPO(a)	114,000	137,008
Grupo Mexico SAB de CV Series B	38,800	102,480
Industrias Penoles SAB de CV	1,600	33,910
Mexichem SAB de CV	20,400	58,711

		332,109

PERU—3.77%
Compania de Minas Buenaventura SA SP ADR	3,048	100,249
Southern Copper Corp.	2,736	83,667

		183,916
POLAND—1.14%
KGHM Polska Miedz SA	1,476	55,356

		55,356
RUSSIA—7.06%
Cherepovets MK Severstal SP GDR(a)(b)	2,652	36,253
JSC MMC Norilsk Nickel SP ADR(a)	8,000	153,600
Mechel OAO SP ADR	1,788	45,952
Novolipetsk Steel SP GDR(b)	1,176	42,924
Polyus Gold SP ADR	800	19,912
Uralkali SP GDR(a)(b)	2,096	45,169

		343,810
SOUTH AFRICA—14.45%
African Rainbow Minerals Ltd.	1,332	36,159
Anglo Platinum Ltd.(a)	680	74,818
AngloGold Ashanti Ltd.	2,716	114,975
ArcelorMittal South Africa Ltd.	2,200	25,444
Exxaro Resources Ltd.	1,688	28,332
Gold Fields Ltd.	6,056	81,217
Harmony Gold Mining Co. Ltd.	3,768	36,921
Impala Platinum Holdings Ltd.	5,496	157,452
Kumba Iron Ore Ltd.	776	37,101
Northam Platinum Ltd.	2,224	15,944
Pretoria Portland Cement Co. Ltd.	11,348	51,125
Sappi Ltd.(a)	10,524	44,753

		704,241
SOUTH KOREA—9.22%
POSCO SP ADR	4,004	449,089

		449,089
TAIWAN—2.25%
China Steel Corp. SP GDR	5,200	109,668

		109,668
THAILAND—3.02%
PTT Chemical PCL NVDR	23,600	75,494
Siam Cement PCL NVDR	8,800	71,803

		147,297
TURKEY—0.50%
Eregli Demir ve Celik Fabrikalari TAS(a)	7,772	24,495

		24,495

TOTAL COMMON STOCKS
(Cost: $4,219,751)		4,085,389

Security	Shares	Value

PREFERRED STOCKS—15.89%

BRAZIL—15.89%
Gerdau SA SP ADR	9,068	148,715
Vale SA Class A SP ADR	23,236	625,281

		773,996

TOTAL PREFERRED STOCKS
(Cost: $798,859)		773,996

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.08%

MONEY MARKET FUNDS—0.08%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.10%(c)(d)	4,029	4,029

		4,029

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,029)		4,029

TOTAL INVESTMENTS IN SECURITIES—99.82%
(Cost: $5,022,639)		4,863,414
Other Assets, Less Liabilities—0.18%		8,631

NET ASSETS—100.00%		$4,872,045

CPO	-	Certificates of Participation (Ordinary)
NVDR	-	Non-Voting Depositary Receipts
SP ADR	-	Sponsored American Depositary Receipts
SP GDR	-	Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EUROPE FINANCIALS SECTOR INDEX FUND

April 30, 2010

Security	Shares	Value

COMMON STOCKS—99.15%

AUSTRIA—1.31%
Erste Group Bank AG	300	$13,483
IMMOEAST AG(a)(b)	740	1
IMMOFINANZ AG(a)	1,438	6,195
IMMOFINANZ AG New(a)(b)	328	—
Raiffeisen International Bank Holding AG	102	5,018
Vienna Insurance Group AG	80	3,945

		28,642
BELGIUM—2.00%
Ageas(a)	3,344	10,378
Compagnie Nationale a Portefeuille SA	102	5,295
Dexia SA(a)	874	4,780
Groupe Bruxelles Lambert SA	146	12,370
KBC Groep NV(a)	244	11,131

		43,954
DENMARK—1.02%
Danske Bank A/S(a)	674	17,737
Topdanmark A/S(a)	20	2,478
TrygVesta A/S	34	2,099

		22,314
FINLAND—0.80%
Pohjola Bank PLC	234	2,575
Sampo OYJ Class A	610	15,046

		17,621
FRANCE—12.36%
AXA	2,460	49,391
BNP Paribas	1,382	95,793
CNP Assurances SA	50	4,208
Credit Agricole SA	1,370	19,710
Eurazeo	44	3,071
Fonciere des Regions	32	3,308
Gecina SA	26	2,678
Icade	26	2,535
Klepierre	130	4,500
Natixis(a)	1,332	6,921
SCOR SE	194	4,579
Societe Generale	924	49,635
Unibail-Rodamco SE	130	24,632

		270,961
GERMANY—9.98%
Allianz SE Registered	662	76,157
Commerzbank AG(a)	1,076	8,490
Deutsche Bank AG Registered	876	60,871
Deutsche Boerse AG	296	23,040

Deutsche Postbank AG(a)	140	4,826
Hannover Rueckversicherung AG Registered(a)	92	4,315
Muenchener Rueckversicherungs-Gesellschaft AG Registered	292	41,233

		218,932
GREECE—0.85%
National Bank of Greece SA SP ADR	5,729	18,676

		18,676
ITALY—8.34%
Assicurazioni Generali SpA	1,780	37,750
Banca Carige SpA	1,246	3,171
Banca Monte dei Paschi di Siena SpA	3,840	5,346
Banca Popolare di Milano Scrl	774	4,376
Banco Popolare SpA(a)	974	6,288
Fondiaria-SAI SpA	126	1,756
Intesa Sanpaolo SpA(a)	11,398	37,850
Mediobanca SpA(a)	862	8,000
Mediolanum SpA	394	2,012
UniCredit SpA(a)	23,738	62,937
Unione di Banche Italiane ScpA	960	11,935
Unipol Gruppo Finanziario SpA(a)	1,438	1,515

		182,936
NETHERLANDS—3.16%
AEGON NV(a)	2,306	16,327
Corio NV	86	4,996
ING Groep NV CVA(a)	5,350	47,939

		69,262
NORWAY—0.85%
DnB NOR ASA	1,558	18,587

		18,587
PORTUGAL—0.44%
Banco Comercial Portugues SA Registered	4,906	4,586
Banco Espirito Santo SA Registered	1,046	5,007

		9,593
SPAIN—11.84%
Banco Bilbao Vizcaya Argentaria SA	5,336	70,546
Banco de Sabadell SA	1,511	7,675
Banco de Valencia SA	478	2,777
Banco Popular Espanol SA	1,312	9,333
Banco Santander SA	12,114	153,825
Bankinter SA	470	3,462
Criteria CaixaCorp SA	1,632	8,140
Mapfre SA	1,190	3,907

		259,665

SWEDEN—4.97%
Investor AB Class B	732	13,916
Kinnevik Investment AB Class B	172	3,180
Nordea Bank AB	4,758	46,736
Skandinaviska Enskilda Banken AB Class A(a)	2,224	15,335
Svenska Handelsbanken AB Class A	714	20,144
Swedbank AB Class A(a)	888	9,715

		109,026
SWITZERLAND—11.52%
Baloise Holding AG Registered	56	4,421
Credit Suisse Group AG Registered	1,656	76,348
GAM Holding Ltd.	288	3,599
Julius Baer Group Ltd.	306	10,574
Pargesa Holding SA Bearer	38	3,106
Swiss Life Holding AG Registered(a)	40	4,898
Swiss Reinsurance Co. Registered	498	21,879
UBS AG Registered(a)	5,210	81,533
Zurich Financial Services AG Registered	208	46,347

		252,705
UNITED KINGDOM—29.71%
3i Group PLC	1,416	5,902
Admiral Group PLC	232	4,670
Aviva PLC	3,972	21,200
Barclays PLC	16,564	85,759
British Land Co. PLC	1,192	8,546
Hammerson PLC	962	5,657
HSBC Holdings PLC	25,248	258,154
Investec PLC	554	4,418
Land Securities Group PLC	1,070	10,793
Legal & General Group PLC	7,834	10,282
Liberty International PLC	710	5,335
Lloyds Banking Group PLC(a)	55,570	56,249
London Stock Exchange Group PLC	210	2,202
Old Mutual PLC(a)	7,134	12,699
Prudential PLC	3,604	31,968
Resolution Ltd.(a)	3,208	3,575
Royal Bank of Scotland Group PLC(a)	24,876	20,694
RSA Insurance Group PLC	3,832	7,126
Schroders PLC	176	3,742
SEGRO PLC	1,020	4,824
Standard Chartered PLC	2,922	78,583
Standard Life PLC	2,956	9,049

		651,427

TOTAL COMMON STOCKS
(Cost: $2,358,253)		2,174,301

Security	Shares	Value

PREFERRED STOCKS—0.16%

ITALY—0.16%
Intesa Sanpaolo SpA RNC	1,320	3,528

		3,528

TOTAL PREFERRED STOCKS
(Cost: $4,458)		3,528

Security	Shares	Value

RIGHTS—0.00%

SPAIN—0.00%
Banco de Valencia SA(a)	478	56

		56

TOTAL RIGHTS
(Cost: $76)		56

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.05%

MONEY MARKET FUNDS—0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.10%(c)(d)	1,184	1,184

		1,184

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,184)		1,184

TOTAL INVESTMENTS IN SECURITIES—99.36%
(Cost: $2,363,971)		2,179,069
Other Assets, Less Liabilities—0.64%		13,943

NET ASSETS—100.00%		$2,193,012

SP ADR	-	Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	Security valued using Level 3 inputs in accordance with management's fair valuation policy. See Note 1.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI FAR EAST FINANCIALS SECTOR INDEX FUND

April 30, 2010

Security	Shares	Value

COMMON STOCKS—98.92%

HONG KONG—21.92%
Bank of East Asia Ltd.	5,600	$20,304
BOC Hong Kong (Holdings) Ltd.	14,000	34,080
Cheung Kong (Holdings) Ltd.	6,000	75,000
Chinese Estates Holdings Ltd.	2,000	3,426
Hang Lung Group Ltd.	2,000	9,918
Hang Lung Properties Ltd.	8,000	29,366
Hang Seng Bank Ltd.	2,800	38,588
Henderson Land Development Co. Ltd.	4,000	25,683
Hong Kong Exchanges and Clearing Ltd.	4,000	66,615
Hopewell Holdings Ltd.	1,000	2,943
Hysan Development Co. Ltd.	2,000	5,938
Kerry Properties Ltd.	3,000	14,065
Link REIT (The)	7,000	17,257
New World Development Co. Ltd.	10,000	18,109
Sino Land Co. Ltd.	8,000	14,632
Sun Hung Kai Properties Ltd.	6,000	84,776
Swire Pacific Ltd. Class A	3,000	33,984
Swire Properties Ltd.(a)(b)	300	802
Wharf (Holdings) Ltd. (The)	6,000	32,960
Wheelock and Co. Ltd.	4,000	12,648
Wing Hang Bank Ltd.	1,000	10,240

		551,334
JAPAN—64.75%
77 Bank Ltd. (The)	2,000	11,403
Acom Co. Ltd.	80	1,265
AEON Credit Service Co. Ltd.	400	4,366
AEON Mall Co. Ltd.	200	4,231
Aozora Bank Ltd.	4,000	5,744
Bank of Kyoto Ltd. (The)	2,000	17,636
Bank of Yokohama Ltd. (The)	4,000	20,891
Chiba Bank Ltd. (The)	4,000	25,444
Chuo Mitsui Trust Holdings Inc.	4,000	15,318
Credit Saison Co. Ltd.	600	8,840
Dai-ichi Life Insurance Co. Ltd. (The)	32	54,633
Daito Trust Construction Co. Ltd.	400	21,445
Daiwa House Industry Co. Ltd.	2,000	21,551
Daiwa Securities Group Inc.	6,000	31,273
Fukuoka Financial Group Inc.	4,000	17,445
Gunma Bank Ltd. (The)	2,000	10,807
Hachijuni Bank Ltd. (The)	2,000	11,254
Hiroshima Bank Ltd. (The)	2,000	8,212
Hokuhoku Financial Group Inc.	4,000	7,957
Iyo Bank Ltd. (The)	2,000	18,658

Japan Prime Realty Investment Corp.	2	4,785
Japan Real Estate Investment Corp.	2	16,700
Japan Retail Fund Investment Corp.	8	10,773
Joyo Bank Ltd. (The)	2,000	8,340
Matsui Securities Co. Ltd.	400	3,012
Mitsubishi Estate Co. Ltd.	4,000	72,503
Mitsubishi UFJ Financial Group Inc.	49,400	259,585
Mitsubishi UFJ Lease & Finance Co. Ltd.	200	7,776
Mitsui Fudosan Co. Ltd.	4,000	74,418
Mizuho Financial Group Inc.	52,400	101,445
Mizuho Securities Co. Ltd.	2,000	5,616
Mizuho Trust & Banking Co. Ltd.(a)	4,000	3,957
MS&AD Insurance Group Holdings Inc.	1,980	57,056
Nippon Building Fund Inc.	2	16,764
Nishi-Nippon City Bank Ltd. (The)	2,000	5,765
NKSJ Holdings Inc.	5,800	42,076
Nomura Holdings Inc.	14,200	98,936
Nomura Real Estate Holdings Inc.	400	7,110
NTT Urban Development Corp.	4	3,897
ORIX Corp.	420	38,645
Resona Holdings Inc.	2,000	24,444
Sapporo Hokuyo Holdings Inc.	1,200	5,527
SBI Holdings Inc.	64	13,888
Seven Bank Ltd.	2	3,932
Shinsei Bank Ltd.(a)	2,000	2,595
Shizuoka Bank Ltd. (The)	2,000	16,785
Sony Financial Holdings Inc.	4	14,424
Sumitomo Mitsui Financial Group Inc.	5,200	172,577
Sumitomo Realty & Development Co. Ltd.	2,000	41,272
Sumitomo Trust and Banking Co. Ltd. (The)	6,000	36,379
T&D Holdings Inc.	1,200	31,388
Tokio Marine Holdings Inc.	3,000	89,735
Tokyo Tatemono Co. Ltd.	2,000	9,276
Tokyu Land Corp.	2,000	8,616

		1,628,370
SINGAPORE—12.25%
Ascendas Real Estate Investment Trust	4,000	5,662
CapitaLand Ltd.	8,000	21,949
CapitaMall Trust Management Ltd.	6,000	8,581
CapitaMalls Asia Ltd.	4,000	6,392
City Developments Ltd.	2,000	15,586
DBS Group Holdings Ltd.	6,000	66,985
Oversea-Chinese Banking Corp. Ltd.	10,000	64,213
Singapore Exchange Ltd.	4,000	24,021
United Overseas Bank Ltd.	6,000	88,964

UOL Group Ltd.	2,000	5,619

		307,972

TOTAL COMMON STOCKS
(Cost: $2,445,080)		2,487,676

Security	Shares	Value

WARRANTS—0.00%

HONG KONG—0.00%
Henderson Land Development Co. Ltd. (Expires 4/15/11)(a)(b)	800	—

		—

TOTAL WARRANTS
(Cost: $0)		—

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.02%

MONEY MARKET FUNDS—0.02%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.10%(c)(d)	562	562

		562

TOTAL SHORT-TERM INVESTMENTS
(Cost: $562)		562

TOTAL INVESTMENTS IN SECURITIES—98.94%
(Cost: $2,445,642)		2,488,238
Other Assets, Less Liabilities—1.06%		26,550

NET ASSETS—100.00%		$2,514,788

(a)	Non-income earning security.
(b)	Security valued using Level 3 inputs in accordance with management's fair valuation policy. See Note 1.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI KOKUSAI INDEX FUND

April 30, 2010

Security	Shares	Value

COMMON STOCKS—99.41%

AUSTRALIA—4.40%
AGL Energy Ltd.	7,072	$99,074
Alumina Ltd.	19,728	28,648
Amcor Ltd.	16,292	99,788
AMP Ltd.	24,514	142,846
Aristocrat Leisure Ltd.	6,562	26,204
Arrow Energy Ltd.(a)	9,792	47,124
Asciano Group(a)	35,122	55,579
ASX Ltd.	2,312	70,977
Australia and New Zealand Banking Group Ltd.	30,566	688,547
AXA Asia Pacific Holdings Ltd.	11,730	67,588
Bendigo and Adelaide Bank Ltd.	5,339	49,102
BGP Holdings PLC(d)	38,252	5
BHP Billiton Ltd.	43,588	1,653,386
BlueScope Steel Ltd.(a)	21,080	51,999
Boral Ltd.	12,104	66,701
Brambles Ltd.	18,360	124,076
Caltex Australia Ltd.	3,536	38,379
CFS Retail Property Trust	31,722	56,695
Coca-Cola Amatil Ltd.	8,704	90,906
Cochlear Ltd.	1,020	70,356
Commonwealth Bank of Australia	18,904	1,029,588
Computershare Ltd.	5,848	64,452
Crown Ltd.	7,310	56,069
CSL Ltd.	7,684	231,674
CSR Ltd.	13,373	21,784
Dexus Property Group	48,960	36,915
Energy Resources of Australia Ltd.	510	7,491
Fairfax Media Ltd.(b)	27,035	43,411
Fortescue Metals Group Ltd.(a)	16,320	69,577
Foster’s Group Ltd.	31,076	157,363
Goodman Fielder Ltd.	21,182	28,787
Goodman Group	63,308	42,135
GPT Group	98,604	53,695
Harvey Norman Holdings Ltd.	10,914	34,643
Incitec Pivot Ltd.	24,004	72,618
Insurance Australia Group Ltd.	23,188	82,885
Intoll Group	35,598	37,278
James Hardie Industries SE(a)	8,568	61,412
Leighton Holdings Ltd.	1,836	63,064
Lend Lease Corp. Ltd.	5,032	40,095
Macquarie Group Ltd.	3,774	176,670
MAp Group	13,158	38,459
Metcash Ltd.	7,718	29,168
Mirvac Group	42,302	55,324
National Australia Bank Ltd.	25,602	667,285
Newcrest Mining Ltd.	4,982	153,455
OneSteel Ltd.	25,067	82,368
Orica Ltd.	4,933	121,455
Origin Energy Ltd.	13,192	201,143

OZ Minerals Ltd.(a)	21,244	22,840
Paladin Energy Ltd.(a)	6,596	24,560
Qantas Airways Ltd.(a)	15,062	39,818
QBE Insurance Group Ltd.	12,206	239,737
Rio Tinto Ltd.	5,106	342,686
Santos Ltd.	11,196	144,238
Sims Metal Management Ltd.	1,632	31,097
Sonic Healthcare Ltd.	5,137	65,989
SP AusNet	80,484	66,303
Stockland Corp. Ltd.	27,924	103,712
Suncorp-Metway Ltd.	16,286	136,893
Tabcorp Holdings Ltd.	14,110	90,233
Tatts Group Ltd.	24,310	56,120
Telstra Corp. Ltd.	51,886	153,588
Toll Holdings Ltd.	7,310	48,652
Transurban Group	14,076	66,955
Wesfarmers Ltd.	12,002	327,230
Wesfarmers Ltd. Partially Protected	1,190	32,533
Westfield Group	24,004	288,686
Westpac Banking Corp.	37,098	939,289
Woodside Petroleum Ltd.	7,181	303,473
Woolworths Ltd.	15,708	396,251
WorleyParsons Ltd.	2,550	63,258

		11,272,384
AUSTRIA—0.21%
Erste Group Bank AG	2,868	128,894
IMMOEAST AG(a)(d)	5,270	7
IMMOFINANZ AG(a)	7,905	34,055
Oesterreichische Elektrizitaetswirtschafts AG Class A	1,701	63,555
OMV AG	2,550	91,784
Raiffeisen International Bank Holding AG	1,054	51,854
Telekom Austria AG	4,964	65,872
Vienna Insurance Group AG	680	33,535
voestalpine AG	1,904	71,924

		541,480
BELGIUM—0.48%
Ageas(a)	32,214	99,973
Anheuser-Busch InBev NV	8,908	433,510
Belgacom SA	1,603	56,366
Colruyt SA	251	61,742
Compagnie Nationale a Portefeuille SA	544	28,239
Delhaize Group SA	1,224	101,376
Dexia SA(a)	8,160	44,626
Groupe Bruxelles Lambert SA	1,056	89,470
KBC Groep NV(a)	2,409	109,899
Mobistar SA	561	34,503
Solvay SA	620	59,356
UCB SA	1,353	52,441
Umicore	1,251	45,935

		1,217,436

CANADA—5.62%
Agnico-Eagle Mines Ltd.	2,278	144,909
Agrium Inc.	1,768	110,704
Alimentation Couche-Tard Inc. Class B	2,856	53,435
ARC Energy Trust	1,545	33,391
Bank of Montreal	6,766	421,451
Bank of Nova Scotia	12,784	653,557
Barrick Gold Corp.	12,784	559,146
BCE Inc.	2,686	80,937
Biovail Corp.	2,108	35,860
Bombardier Inc. Class B	18,972	99,276
Brookfield Asset Management Inc. Class A	6,664	169,618
Brookfield Properties Corp.	3,230	52,140
CAE Inc.	5,576	51,199
Cameco Corp.	4,522	111,794
Canadian Imperial Bank of Commerce	5,542	407,969
Canadian National Railway Co.	6,290	377,518
Canadian Natural Resources Ltd.	7,140	551,476
Canadian Oil Sands Trust	2,958	89,805
Canadian Pacific Railway Ltd.	2,006	118,595
Canadian Tire Corp. Ltd. Class A	986	54,438
Canadian Utilities Ltd. Class A	1,054	47,213
Cenovus Energy Inc.	8,245	243,154
CGI Group Inc. Class A(a)	5,916	87,848
CI Financial Corp.	1,938	40,660
Crescent Point Energy Corp.	1,739	74,017
Eldorado Gold Corp.(a)	7,684	118,350
Enbridge Inc.	5,032	245,079
EnCana Corp.	9,690	321,453
Enerplus Resources Fund	1,734	42,355
Ensign Energy Services Inc.	1,938	26,271
Fairfax Financial Holdings Ltd.	279	106,052
Finning International Inc.	1,802	35,280
First Quantum Minerals Ltd.	918	70,641
Fortis Inc.	2,516	69,678
Franco-Nevada Corp.	1,904	55,042
George Weston Ltd.	204	14,685
Gerdau Ameristeel Corp.(a)	3,468	26,194
Gildan Activewear Inc.(a)	1,734	50,470
Goldcorp Inc.	9,690	420,090
Great-West Lifeco Inc.	2,958	80,517
Groupe Aeroplan Inc.	3,842	42,105
Husky Energy Inc.	3,196	90,593
IAMGOLD Corp.	4,930	88,490
IGM Financial Inc.	1,700	70,779
Imperial Oil Ltd.	4,080	171,804
Inmet Mining Corp.	782	40,712
Intact Financial Corp.	680	29,540
Ivanhoe Mines Ltd.(a)	4,250	67,851
Kinross Gold Corp.	9,384	179,740
Loblaw Companies Ltd.	2,176	80,221
Magna International Inc. Class A(a)	1,292	85,211
Manulife Financial Corp.	20,337	367,847
Metro Inc. Class A	578	25,623
National Bank of Canada	2,278	139,669

Nexen Inc.	5,984	145,930
Niko Resources Ltd.	782	85,971
Onex Corp.	1,972	57,300
Open Text Corp.(a)	782	33,223
Pan American Silver Corp.	1,190	31,687
Penn West Energy Trust	5,440	109,944
Petrobank Energy and Resources Ltd.(a)	782	39,554
Potash Corp. of Saskatchewan Inc.	4,287	475,026
Power Corp. of Canada	4,114	114,462
Power Financial Corp.	2,754	83,747
Research In Motion Ltd.(a)	6,528	466,631
Ritchie Bros. Auctioneers Inc.	510	12,039
Rogers Communications Inc. Class B	6,358	227,302
Royal Bank of Canada	17,515	1,065,063
Saputo Inc.	2,278	64,347
Shaw Communications Inc. Class B	4,692	88,434
Sherritt International Corp.	5,518	43,039
Shoppers Drug Mart Corp.	2,414	83,680
Silver Wheaton Corp.(a)	3,536	69,683
Sino-Forest Corp. Class A(a)	3,332	59,412
SNC-Lavalin Group Inc.	1,802	89,740
Sun Life Financial Inc.	7,106	209,563
Suncor Energy Inc.	19,723	676,679
Talisman Energy Inc.	13,294	226,937
Teck Resources Ltd. Class B(a)	6,154	242,551
TELUS Corp. NVS	2,006	71,438
Thomson Reuters Corp.	5,343	193,073
Tim Hortons Inc.	1,360	45,089
TMX Group Inc.	1,258	36,069
Toronto-Dominion Bank (The)	11,560	861,707
TransAlta Corp.	3,026	62,441
TransCanada Corp.	7,752	274,307
Trican Well Service Ltd.	3,060	38,973
Viterra Inc.(a)	3,230	27,426
Yamana Gold Inc.	9,996	109,449
Yellow Pages Income Fund	5,168	34,748

		14,389,116
DENMARK—0.49%
Carlsberg A/S Class B	1,326	107,905
Coloplast A/S Class B	714	79,532
Danske Bank A/S(a)	6,120	161,051
DSV A/S	2,890	51,992
Novo Nordisk A/S Class B	6,324	519,708
Novozymes A/S Class B	646	77,902
Topdanmark A/S(a)	476	58,974
TrygVesta A/S	408	25,191
Vestas Wind Systems A/S(a)	2,448	149,658
William Demant Holding A/S(a)	343	23,512

		1,255,425
FINLAND—0.58%
Elisa OYJ	2,312	44,421
Fortum OYJ	6,086	157,637

Kesko OYJ Class B	1,156	44,806
Kone OYJ Class B	2,108	93,056
Metso OYJ	1,802	70,108
Neste Oil OYJ	2,006	32,647
Nokia OYJ	45,186	550,047
Nokian Renkaat OYJ	1,836	43,356
Orion OYJ Class B	714	13,557
Outokumpu OYJ	2,074	44,068
Rautaruukki OYJ	1,462	30,773
Sampo OYJ Class A	5,950	146,757
Stora Enso OYJ Class R	3,332	27,956
UPM-Kymmene OYJ	7,446	107,520
Wartsila OYJ Class B	1,462	75,036

		1,481,745
FRANCE—5.10%
Accor SA	2,550	145,762
Aeroports de Paris	646	53,341
Air France-KLM(a)	1,904	30,127
Alcatel-Lucent(a)	30,192	96,910
ALSTOM	2,380	140,760
ArcelorMittal	11,126	438,781
Atos Origin SA(a)	952	48,525
AXA	20,904	419,705
BNP Paribas	11,744	814,031
Bouygues SA	2,822	140,598
Bureau Veritas SA	272	15,387
Cap Gemini SA	1,836	93,145
Carrefour SA	8,330	408,039
Casino Guichard-Perrachon SA	646	57,292
Christian Dior SA	544	58,033
CNP Assurances SA	544	45,787
Compagnie de Saint-Gobain	4,764	237,004
Compagnie Generale de Geophysique-Veritas(a)	1,700	51,277
Compagnie Generale des Etablissements Michelin Class B	1,938	141,392
Credit Agricole SA	11,157	160,514
Danone SA	6,912	407,876
Dassault Systemes SA	1,156	75,409
Eiffage SA	442	22,844
Electricite de France	2,550	137,167
Eramet	68	24,819
Essilor International SA	2,482	151,594
Eurazeo	306	21,361
European Aeronautic Defence and Space Co.	3,911	72,960
Eutelsat Communications	884	31,507
Fonciere des Regions	136	14,060
France Telecom SA	23,120	505,544
GDF Suez	15,539	553,623
Gecina SA	204	21,011
Groupe Eurotunnel SA	4,099	37,519
Hermes International(b)	714	94,586
Icade	442	43,091
Iliad SA(b)	136	13,653
Klepierre	1,497	51,822

Lafarge SA	2,493	182,315
Lagardere SCA	1,768	71,418
L’Air Liquide SA	3,538	413,179
L’Oreal SA	3,264	339,864
LVMH Moet Hennessy Louis Vuitton SA	3,196	369,032
Natixis(a)	18,179	94,463
Neopost SA	646	51,314
Pernod Ricard SA	2,859	243,104
PPR SA	1,054	142,177
PSA Peugeot Citroen SA(a)	2,040	60,895
Publicis Groupe SA	2,584	114,258
Renault SA(a)	2,448	115,259
Safran SA	3,536	90,413
Sanofi-Aventis	13,430	922,503
Schneider Electric SA	3,026	345,741
SCOR SE	2,400	56,643
SES SA FDR	2,890	66,363
Societe Generale	7,535	404,764
Societe Television Francaise 1	2,448	45,586
Sodexo	1,394	85,596
STMicroelectronics NV	9,044	84,683
Suez Environnement SA	4,693	101,775
Technip SA	1,258	101,198
Thales SA	1,258	46,936
Total SA	27,234	1,483,593
Unibail-Rodamco SE	952	180,380
Vallourec SA	646	129,230
Veolia Environnement(b)	4,522	142,771
Vinci SA	5,236	293,276
Vivendi SA	14,586	384,007

		13,039,592
GERMANY—3.71%
Adidas AG	2,414	141,744
Allianz SE Registered	5,950	684,496
BASF SE	12,376	723,724
Bayer AG	10,234	654,187
Bayerische Motoren Werke AG	3,604	177,929
Beiersdorf AG(b)	1,054	59,709
Celesio AG	1,156	37,881
Commerzbank AG(a)	7,276	57,409
Daimler AG Registered	11,458	591,352
Deutsche Bank AG Registered	7,276	505,591
Deutsche Boerse AG	2,584	201,133
Deutsche Lufthansa AG Registered	3,298	55,034
Deutsche Post AG Registered	9,894	160,958
Deutsche Postbank AG(a)	1,870	64,461
Deutsche Telekom AG Registered	36,822	478,784
E.ON AG	24,310	897,308
Fraport AG	510	26,511
Fresenius Medical Care AG & Co. KGaA	2,448	132,543
GEA Group AG	2,924	65,083
Hannover Rueckversicherung AG Registered(a)	748	35,084
HeidelbergCement AG	1,666	103,594

Henkel AG & Co. KGaA	1,428	64,472
Hochtief AG	510	42,199
Infineon Technologies AG(a)	11,254	79,952
K+S AG	2,064	118,915
Linde AG	1,598	191,549
MAN SE	1,462	138,390
Merck KGaA	850	69,914
METRO AG	1,632	97,986
Muenchener Rueckversicherungs-Gesellschaft AG Registered(b)	2,686	379,287
QIAGEN NV(a)	2,958	68,200
RWE AG	5,576	458,638
Salzgitter AG	578	47,134
SAP AG	11,356	546,980
Siemens AG Registered	10,812	1,068,725
SolarWorld AG(b)	1,122	16,239
Suedzucker AG	544	11,020
ThyssenKrupp AG	4,794	156,936
TUI AG(a)	1,088	12,081
Volkswagen AG	680	64,123

		9,487,255
GREECE—0.05%
Hellenic Telecommunications Organization SA SP ADR	7,106	40,220
National Bank of Greece SA SP ADR	26,699	87,039

		127,259
HONG KONG—1.18%
Bank of East Asia Ltd.	27,680	100,360
BOC Hong Kong (Holdings) Ltd.	51,000	124,150
Cheung Kong (Holdings) Ltd.	34,000	425,000
CLP Holdings Ltd.	17,000	119,333
Esprit Holdings Ltd.	17,209	125,676
Foxconn International Holdings Ltd.(a)	34,000	31,092
Hang Lung Properties Ltd.(b)	34,000	124,807
Hang Seng Bank Ltd.	13,600	187,429
Hong Kong and China Gas Co. Ltd. (The)	34,200	83,694
Hong Kong Exchanges and Clearing Ltd.	17,000	283,114
Hongkong Electric Holdings Ltd.	17,000	100,502
Hutchison Whampoa Ltd.	34,000	236,695
Kerry Properties Ltd.	17,000	79,701
Link REIT (The)	34,000	83,818
MTR Corp. Ltd.	34,000	120,428
New World Development Co. Ltd.	34,000	61,571
Sands China Ltd.(a)	27,200	44,913
Sun Hung Kai Properties Ltd.	34,000	480,397
Swire Pacific Ltd. Class A	17,000	192,575
Swire Properties Ltd.(a)(d)	1,650	4,410

		3,009,665
IRELAND—0.14%
Anglo Irish Bank Corp. Ltd.(d)	6,552	1
CRH PLC	8,980	255,892
Elan Corp. PLC(a)	6,086	41,594
Kerry Group PLC Class A	2,278	73,028

		370,515

ITALY—1.53%
A2A SpA	29,852	50,608
Assicurazioni Generali SpA	13,953	295,914
Atlantia SpA	4,012	85,620
Autogrill SpA(a)	3,842	46,998
Banca Carige SpA	15,543	39,556
Banca Monte dei Paschi di Siena SpA	27,858	38,782
Banca Popolare di Milano Scrl	5,411	30,596
Banco Popolare SpA(a)	12,920	83,404
Enel SpA	79,233	416,404
Eni SpA	30,960	694,058
Fiat SpA	10,646	140,847
Finmeccanica SpA	3,003	38,632
Fondiaria-SAI SpA	952	13,266
Intesa Sanpaolo SpA(a)	90,528	300,625
Luxottica Group SpA	2,244	61,226
Mediaset SpA	9,418	74,823
Mediobanca SpA(a)	7,660	71,092
Mediolanum SpA	9,297	47,469
Parmalat SpA	17,651	46,611
Pirelli & C. SpA(a)	86,972	50,304
Prysmian SpA	2,210	39,964
Saipem SpA	2,244	84,231
Snam Rete Gas SpA	15,005	71,376
Telecom Italia SpA	130,153	182,230
Tenaris SA	5,406	109,475
Terna SpA	24,024	97,508
UniCredit SpA(a)	222,169	589,042
Unione di Banche Italiane ScpA	6,942	86,305
Unipol Gruppo Finanziario SpA(a)	22,968	24,202

		3,911,168
NETHERLANDS—1.37%
AEGON NV(a)	19,176	135,774
Akzo Nobel NV	3,502	207,956
ASML Holding NV	5,372	177,501
Corio NV	782	45,433
Fugro NV CVA	396	25,948
Heineken Holding NV	612	25,080
Heineken NV	3,162	147,909
ING Groep NV CVA(a)	42,502	380,840
Koninklijke Ahold NV	16,660	228,608
Koninklijke DSM NV	2,142	95,867
Koninklijke KPN NV	23,120	345,535
Koninklijke Philips Electronics NV	14,858	502,394
Randstad Holding NV(a)	1,122	57,191
Reed Elsevier NV	8,738	104,566
Royal Boskalis Westminster NV CVA	544	24,702
Royal Vopak NV	442	36,438
SBM Offshore NV	2,014	39,901
TNT NV	5,648	173,328
Unilever NV CVA	22,190	678,318
Wolters Kluwer NV	4,114	84,350

		3,517,639

NEW ZEALAND—0.02%
Contact Energy Ltd.(a)	5,338	24,373
Fletcher Building Ltd.	3,706	22,769

		47,142
NORWAY—0.39%
DnB NOR ASA	11,900	141,971
Norsk Hydro ASA(a)	4,458	34,576
Orkla ASA	5,304	44,731
Renewable Energy Corp. ASA(a)(b)	2,611	8,967
Seadrill Ltd.	4,896	124,699
Statoil ASA	18,224	441,627
Telenor ASA(a)	8,432	120,516
Yara International ASA	2,316	80,990

		998,077
PORTUGAL—0.18%
Banco Comercial Portugues SA Registered	61,541	57,525
Banco Espirito Santo SA Registered	7,856	37,605
BRISA - Auto-estradas de Portugal SA	8,842	62,464
CIMPOR - Cimentos de Portugal SGPS SA	2,079	14,980
EDP Renovaveis SA(a)	816	5,794
Energias de Portugal SA	31,280	111,839
Galp Energia SGPS SA Class B	1,394	22,298
Jeronimo Martins SGPS SA	1,088	11,238
Portugal Telecom SGPS SA Registered	13,061	133,323

		457,066
SINGAPORE—0.79%
CapitaLand Ltd.	34,000	93,283
CapitaMall Trust Management Ltd.	102,200	146,165
ComfortDelGro Corp. Ltd.	68,000	77,901
Genting Singapore PLC(a)(b)	68,800	48,194
Golden Agri-Resources Ltd.(a)	68,000	29,275
Keppel Corp. Ltd.	34,000	244,124
Neptune Orient Lines Ltd.	77,499	123,845
Noble Group Ltd.(b)	34,400	76,057
Oversea-Chinese Banking Corp. Ltd.	34,000	218,322
SembCorp Marine Ltd.	34,000	105,688
Singapore Press Holdings Ltd.	13,000	39,177
Singapore Technologies Engineering Ltd.	34,000	78,894
Singapore Telecommunications Ltd.	102,000	227,006
United Overseas Bank Ltd.	34,000	504,126

		2,012,057
SPAIN—1.92%
Abertis Infraestructuras SA	3,952	68,864
Acciona SA	374	37,247
Acerinox SA	2,686	53,607
Actividades de Construcciones y Servicios SA	2,516	114,262
Banco Bilbao Vizcaya Argentaria SA	47,705	630,694

Banco de Sabadell SA(b)	12,921	65,629
Banco de Valencia SA	3,342	19,419
Banco Popular Espanol SA	11,877	84,489
Banco Santander SA	99,314	1,261,105
Bankinter SA	3,916	28,846
Criteria CaixaCorp SA	8,024	40,020
Enagas SA	2,414	48,403
Ferrovial SA	4,154	36,648
Gamesa Corporacion Tecnologica SA	2,618	32,377
Gas Natural SDG SA	2,958	50,658
Gestevision Telecinco SA	1,224	17,455
Grifols SA	1,462	18,565
Iberdrola Renovables SA	6,528	25,319
Iberdrola SA	49,164	391,572
Iberia Lineas Aereas de Espana SA(a)	4,454	14,966
Indra Sistemas SA	2,516	50,549
Industria de Diseno Textil SA	2,992	185,509
Mapfre SA	17,246	56,617
Red Electrica Corporacion SA	1,496	70,724
Repsol YPF SA	10,166	239,593
Sacyr Vallehermoso SA(a)(b)	1,600	12,301
Telefonica SA	54,910	1,243,014
Zardoya Otis SA	1,703	26,607

		4,925,059
SWEDEN—1.42%
Alfa Laval AB	5,032	75,599
Assa Abloy AB Class B	3,910	90,999
Atlas Copco AB Class A	8,194	133,164
Atlas Copco AB Class B	4,726	69,241
Electrolux AB Class B	3,808	98,502
Getinge AB Class B	2,823	63,481
Hennes & Mauritz AB Class B	6,086	389,915
Husqvarna AB Class B(a)	4,118	30,678
Investor AB Class B	4,726	89,844
Lundin Petroleum AB(a)	4,692	28,785
Millicom International Cellular SA SDR	884	77,807
Nordea Bank AB	40,494	397,756
Sandvik AB	12,070	174,841
Scania AB Class B	4,624	81,462
Securitas AB Class B	4,794	50,727
Skandinaviska Enskilda Banken AB Class A(a)	24,107	166,221
Skanska AB Class B	5,950	99,158
SKF AB Class B	4,420	88,966
SSAB AB Class A	2,584	45,808
Svenska Cellulosa AB Class B	6,766	88,675
Svenska Handelsbanken AB Class A	6,120	172,660
Swedbank AB Class A(a)	9,833	107,573
Swedish Match AB	4,012	91,547
Tele2 AB Class B	3,604	61,305
Telefonaktiebolaget LM Ericsson Class B	38,591	448,807
TeliaSonera AB	28,594	196,449
Volvo AB Class A	2,958	36,319
Volvo AB Class B	14,178	178,286

		3,634,575

SWITZERLAND—3.76%
ABB Ltd. Registered(a)	28,152	544,498
Actelion Ltd. Registered(a)	1,419	57,721
Adecco SA Registered	1,683	99,138
Aryzta AG	918	35,170
Baloise Holding AG Registered	612	48,313
Compagnie Financiere Richemont SA Class A Bearer Units	6,460	238,804
Credit Suisse Group AG Registered	13,664	629,964
GAM Holding Ltd.	1,248	15,594
Geberit AG Registered	528	93,845
Givaudan SA Registered	106	92,627
Holcim Ltd. Registered(a)	3,102	232,650
Julius Baer Group Ltd.	1,826	63,097
Kuehne & Nagel International AG Registered	891	93,646
Logitech International SA Registered(a)	2,278	37,572
Lonza Group AG Registered	646	50,637
Nestle SA Registered	44,506	2,181,950
Nobel Biocare Holding AG Registered	1,530	33,864
Novartis AG Registered	26,418	1,349,082
Pargesa Holding SA Bearer	536	43,805
Roche Holding AG Genusschein	9,010	1,421,708
Schindler Holding AG Participation Certificates	578	50,937
SGS SA Registered	68	88,501
Sonova Holding AG Registered	612	76,245
Straumann Holding AG Registered	68	16,842
Swatch Group AG (The) Bearer	264	77,829
Swatch Group AG (The) Registered	546	29,934
Swiss Life Holding AG Registered(a)	561	68,694
Swiss Reinsurance Co. Registered	4,624	203,147
Swisscom AG Registered	227	77,028
Syngenta AG Registered	1,292	328,873
Synthes Inc.	782	89,009
UBS AG Registered(a)	46,344	725,253
Zurich Financial Services AG Registered	1,870	416,673

		9,612,650
UNITED KINGDOM—10.55%
Admiral Group PLC	1,836	36,955
AMEC PLC	4,454	56,926
Anglo American PLC(a)	16,596	712,672
Antofagasta PLC	4,250	64,988
Associated British Foods PLC	3,910	60,208
AstraZeneca PLC	18,564	820,909
Autonomy Corp. PLC(a)	2,482	68,383
Aviva PLC	33,354	178,023
BAE Systems PLC	45,696	240,889
Balfour Beatty PLC	9,660	40,972
Barclays PLC	144,535	748,319
BG Group PLC	43,486	740,833
BHP Billiton PLC	28,288	877,022
BP PLC	237,830	2,095,018
British Airways PLC(a)(b)	10,030	35,050

British American Tobacco PLC	25,977	816,705
British Land Co. PLC	10,370	74,348
British Sky Broadcasting Group PLC	15,198	143,066
BT Group PLC	102,306	198,405
Bunzl PLC	3,366	39,363
Burberry Group PLC	5,746	59,235
Cable & Wireless Worldwide PLC	24,552	32,470
Cairn Energy PLC(a)	18,700	114,865
Capita Group PLC	7,072	86,490
Carnival PLC	2,380	103,824
Centrica PLC	64,126	289,163
Cobham PLC	16,694	68,021
Compass Group PLC	23,834	194,811
Diageo PLC	32,640	557,059
Drax Group PLC	4,726	26,172
Eurasian Natural Resources Corp.	4,183	78,497
Experian PLC	12,580	116,978
FirstGroup PLC	5,338	31,187
G4S PLC	15,266	62,483
GlaxoSmithKline PLC	66,130	1,225,797
Hammerson PLC	10,035	59,013
Home Retail Group PLC	11,356	47,922
HSBC Holdings PLC	223,725	2,287,530
ICAP PLC	7,038	40,990
Imperial Tobacco Group PLC	11,799	337,183
Inmarsat PLC	3,774	44,105
InterContinental Hotels Group PLC	4,148	73,587
International Power PLC	19,312	97,873
Invensys PLC	10,506	54,466
Investec PLC	6,460	51,516
J Sainsbury PLC	17,374	89,966
Johnson Matthey PLC	2,618	69,846
Kazakhmys PLC(a)	3,468	74,528
Kingfisher PLC	31,314	119,827
Land Securities Group PLC	12,210	123,162
Legal & General Group PLC	80,104	105,139
Liberty International PLC	4,422	33,227
Lloyds Banking Group PLC(a)	465,596	471,285
London Stock Exchange Group PLC	2,142	22,459
Lonmin PLC(a)	2,560	74,451
Man Group PLC	28,866	107,499
Marks & Spencer Group PLC	22,236	124,740
National Grid PLC	33,354	321,125
Next PLC	2,720	95,549
Old Mutual PLC(a)	67,150	119,537
Pearson PLC	10,778	173,387
Petrofac Ltd.	1,020	17,752
Prudential PLC	31,518	279,568
Randgold Resources Ltd.	1,292	110,449
Reckitt Benckiser Group PLC	7,684	400,244
Reed Elsevier PLC	14,246	112,190
Resolution Ltd.(a)	14,623	16,295
Rexam PLC	15,719	77,811
Rio Tinto PLC	17,544	907,387

Rolls-Royce Group PLC(a)	23,133	204,661
Rolls-Royce Group PLC Class C(a)(d)	2,081,970	3,187
Royal Bank of Scotland Group PLC(a)	194,378	161,705
Royal Dutch Shell PLC Class A	44,608	1,398,017
Royal Dutch Shell PLC Class B	33,830	1,022,692
RSA Insurance Group PLC	30,634	56,971
SABMiller PLC	11,492	361,479
Sage Group PLC (The)	15,504	58,189
Schroders PLC	2,414	51,323
Scottish & Southern Energy PLC	10,948	181,819
SEGRO PLC	5,678	26,855
Serco Group PLC	7,140	68,852
Severn Trent PLC	2,788	49,460
Shire PLC	6,528	144,186
Smith & Nephew PLC	11,764	122,265
Smiths Group PLC	3,978	68,622
Standard Chartered PLC	24,548	660,182
Standard Life PLC	25,874	79,208
Tesco PLC	101,626	676,893
Thomas Cook Group PLC	6,256	23,844
3i Group PLC	23,361	97,368
Tomkins PLC	16,592	63,263
TUI Travel PLC	8,874	38,005
Tullow Oil PLC	9,826	172,511
Unilever PLC	16,830	508,519
United Utilities Group PLC	8,027	65,979
Vedanta Resources PLC	1,462	56,505
Vodafone Group PLC	671,602	1,494,180
Whitbread PLC	2,516	59,230
Wm Morrison Supermarkets PLC	24,616	109,418
Wolseley PLC(a)	4,114	103,650
WPP PLC	14,484	154,746
Xstrata PLC	24,822	412,803

		26,994,301
UNITED STATES—55.52%
Abbott Laboratories	19,618	1,003,657
Abercrombie & Fitch Co. Class A	1,156	50,552
Accenture PLC Class A	7,378	321,976
ACE Ltd.	4,114	218,824
Activision Blizzard Inc.	7,276	80,618
Adobe Systems Inc.(a)	6,664	223,844
Advance Auto Parts Inc.	1,260	56,826
Advanced Micro Devices Inc.(a)	5,916	53,599
AES Corp. (The)(a)	8,704	100,444
Aetna Inc.	6,052	178,837
Aflac Inc.	6,222	317,073
AGCO Corp.(a)	986	34,530
Agilent Technologies Inc.(a)	4,658	168,899
Air Products and Chemicals Inc.	2,822	216,673
Akamai Technologies Inc.(a)	2,040	79,213
Alcoa Inc.	13,634	183,241
Allegheny Energy Inc.	1,598	34,804
Allegheny Technologies Inc.	1,224	65,447

Allergan Inc.	3,706	236,035
Alliance Data Systems Corp.(a)	952	71,457
Alliant Energy Corp.	1,598	54,652
Allstate Corp. (The)	7,140	233,264
Alpha Natural Resources Inc.(a)	1,122	52,824
Altera Corp.	4,454	112,953
Altria Group Inc.	27,098	574,207
Amazon.com Inc.(a)	4,420	605,805
AMB Property Corp.	2,380	66,307
Ameren Corp.	2,992	77,672
American Eagle Outfitters Inc.	3,060	51,439
American Electric Power Co. Inc.	5,100	174,930
American Express Co.	13,668	630,368
American International Group Inc.(a)(b)	1,360	52,904
American Tower Corp. Class A(a)	5,236	213,681
American Water Works Co. Inc.	1,292	28,140
Ameriprise Financial Inc.	3,672	170,234
AmerisourceBergen Corp.	4,624	142,650
AMETEK Inc.	884	38,233
Amgen Inc.(a)	13,022	746,942
Amphenol Corp. Class A	2,040	94,268
Anadarko Petroleum Corp.	5,916	367,739
Analog Devices Inc.	3,978	119,062
Annaly Capital Management Inc.	6,868	116,413
Aon Corp.	3,400	144,364
Apache Corp.	4,692	477,458
Apollo Group Inc. Class A(a)	1,700	97,597
Apple Inc.(a)	11,458	2,991,913
Applied Materials Inc.	16,728	230,512
Arch Coal Inc.	1,836	49,572
Archer-Daniels-Midland Co.	7,514	209,941
Arrow Electronics Inc.(a)	1,768	53,924
Assurant Inc.	1,029	37,486
AT&T Inc.	74,630	1,944,858
Autodesk Inc.(a)	2,958	100,602
Automatic Data Processing Inc.	6,562	284,528
AutoNation Inc.(a)(b)	1,700	34,340
AutoZone Inc.(a)	578	106,936
AvalonBay Communities Inc.	1,124	116,941
Avery Dennison Corp.	1,292	50,427
Avnet Inc.(a)	1,938	61,958
Avon Products Inc.	5,576	180,272
Axis Capital Holdings Ltd.	523	16,302
Baker Hughes Inc.	5,509	274,128
Ball Corp.	612	32,565
Bank of America Corp.	126,242	2,250,895
Bank of New York Mellon Corp. (The)	15,606	485,815
Baxter International Inc.	7,820	369,260
BB&T Corp.	8,398	279,150
Beckman Coulter Inc.	986	61,526
Becton, Dickinson and Co.	3,060	233,692
Bed Bath & Beyond Inc.(a)	3,332	153,139
Berkshire Hathaway Inc. Class B(a)	7,210	555,170
Best Buy Co. Inc.	4,250	193,800

Biogen Idec Inc.(a)	3,740	199,155
BlackRock Inc.(c)	510	93,840
BMC Software Inc.(a)	2,516	99,030
Boeing Co. (The)	8,976	650,132
BorgWarner Inc.(a)	1,088	47,154
Boston Properties Inc.	1,292	101,887
Boston Scientific Corp.(a)	18,236	125,464
Bristol-Myers Squibb Co.	23,544	595,428
Broadcom Corp. Class A	5,474	188,798
Brown-Forman Corp. Class B NVS	1,394	81,103
Bunge Ltd.	1,700	90,015
C.H. Robinson Worldwide Inc.	1,938	116,861
C.R. Bard Inc.	1,360	117,681
CA Inc.	5,100	116,331
Cablevision NY Group Class A	3,094	84,899
Cabot Oil & Gas Corp.	1,292	46,680
Calpine Corp.(a)	5,644	76,928
Cameron International Corp.(a)	2,652	104,648
Campbell Soup Co.	2,754	98,758
Capital One Financial Corp.	6,018	261,241
Cardinal Health Inc.	4,726	163,945
CareFusion Corp.(a)	2,353	64,896
CarMax Inc.(a)	3,706	91,056
Carnival Corp.	5,406	225,430
Caterpillar Inc.	7,480	509,313
CBS Corp. Class B NVS	8,466	137,234
Celanese Corp. Series A	1,802	57,646
Celgene Corp.(a)	5,984	370,709
CenterPoint Energy Inc.	4,046	58,101
CenturyTel Inc.	2,928	99,874
Cephalon Inc.(a)	884	56,753
Cerner Corp.(a)	646	54,852
CF Industries Holdings Inc.	850	71,119
Charles River Laboratories International Inc.(a)	1,088	36,426
Charles Schwab Corp. (The)	13,668	263,656
Chesapeake Energy Corp.	7,854	186,925
Chevron Corp.	25,535	2,079,570
Chubb Corp.	4,522	239,078
Church & Dwight Co. Inc.	544	37,672
CIGNA Corp.	3,604	115,544
Cimarex Energy Co.	1,700	115,736
Cincinnati Financial Corp.	1,700	48,280
Cintas Corp.	2,040	55,590
Cisco Systems Inc.(a)	73,884	1,988,957
Citigroup Inc.(a)	263,840	1,152,981
Citrix Systems Inc.(a)	2,346	110,262
Cliffs Natural Resources Inc.	2,074	129,687
Clorox Co. (The)	1,904	123,189
CME Group Inc.	851	279,477
Coach Inc.	3,808	158,984
Coca-Cola Co. (The)	26,894	1,437,484
Coca-Cola Enterprises Inc.	3,604	99,939
Cognizant Technology Solutions Corp. Class A(a)	3,740	191,413
Colgate-Palmolive Co.	6,664	560,442

Comcast Corp. Class A	25,262	498,672
Comcast Corp. Class A Special	10,915	205,748
Comerica Inc.	2,890	121,380
Computer Sciences Corp.(a)	2,108	110,438
ConAgra Foods Inc.	6,188	151,420
ConocoPhillips	17,884	1,058,554
CONSOL Energy Inc.	2,368	105,802
Consolidated Edison Inc.	3,332	150,606
Constellation Brands Inc. Class A(a)	3,944	72,057
Constellation Energy Group Inc.	2,278	80,527
Cooper Industries PLC(b)	1,824	89,558
Corning Inc.	20,366	392,045
Costco Wholesale Corp.	5,440	321,395
Covance Inc.(a)	1,088	62,168
Coventry Health Care Inc.(a)	1,972	46,815
Covidien PLC	6,392	306,752
Cree Inc.(a)	340	24,891
Crown Castle International Corp.(a)	2,992	113,247
Crown Holdings Inc.(a)	824	21,424
CSX Corp.	5,168	289,666
Cummins Inc.	2,584	186,642
CVS Caremark Corp.	18,430	680,620
D.R. Horton Inc.	3,536	51,944
Danaher Corp.	2,992	252,166
Darden Restaurants Inc.	1,836	82,161
DaVita Inc.(a)	1,326	82,782
Dean Foods Co.(a)	2,618	41,103
Deere & Co.	5,508	329,489
Dell Inc.(a)	21,697	351,057
Delta Air Lines Inc.(a)	1,673	20,210
Denbury Resources Inc.(a)(b)	3,400	65,110
DENTSPLY International Inc.	2,584	94,678
Devon Energy Corp.	5,440	366,275
DeVry Inc.	714	44,546
Diamond Offshore Drilling Inc.	1,428	112,955
DIRECTV Class A(a)	14,015	507,763
Discover Financial Services	8,126	125,628
Discovery Communications Inc. Series A(a)(b)	2,110	81,657
Discovery Communications Inc. Series C(a)	2,110	70,411
DISH Network Corp. Class A	3,061	67,801
Dollar Tree Inc.(a)	850	51,612
Dominion Resources Inc.	7,446	311,243
Dover Corp.	2,516	131,386
Dow Chemical Co. (The)	14,314	441,301
Dr Pepper Snapple Group Inc.	3,639	119,104
DST Systems Inc.	782	33,196
DTE Energy Co.	2,482	119,558
Duke Energy Corp.	16,422	275,561
Duke Realty Corp.	3,978	53,822
Dun & Bradstreet Corp. (The)	748	57,574
E.I. du Pont de Nemours and Co.	11,662	464,614
Eastman Chemical Co.	1,122	75,084
Eaton Corp.	1,836	141,666
Eaton Vance Corp.	1,054	37,143

eBay Inc.(a)	14,008	333,530
Ecolab Inc.	2,414	117,900
Edison International	3,944	135,555
El Paso Corp.	9,078	109,844
Electronic Arts Inc.(a)	4,012	77,712
Eli Lilly and Co.	13,226	462,513
EMC Corp.(a)	26,146	497,035
Emerson Electric Co.	10,030	523,867
Energen Corp.	408	19,939
Energizer Holdings Inc.(a)	680	41,548
Entergy Corp.	2,822	229,400
EOG Resources Inc.	3,570	400,268
EQT Corp.	1,836	79,848
Equifax Inc.	1,802	60,547
Equity Residential	3,672	166,231
Estee Lauder Companies Inc. (The) Class A	1,598	105,340
Everest Re Group Ltd.	1,054	80,789
Exelon Corp.	8,670	377,925
Expedia Inc.	1,734	40,940
Expeditors International of Washington Inc.	2,652	108,042
Express Scripts Inc.(a)	3,508	351,256
Exxon Mobil Corp.	61,337	4,161,715
Family Dollar Stores Inc.	2,076	82,127
Fastenal Co.(b)	1,802	98,551
Federal Realty Investment Trust	759	58,739
FedEx Corp.	3,876	348,879
Fidelity National Financial Inc. Class A	2,740	41,593
Fidelity National Information Services Inc.	3,649	95,932
Fifth Third Bancorp	10,753	160,327
First American Corp.	850	29,384
First Solar Inc.(a)	621	89,145
FirstEnergy Corp.	3,910	148,072
Fiserv Inc.(a)	1,768	90,327
Flextronics International Ltd.(a)	13,396	103,819
FLIR Systems Inc.(a)	1,496	45,763
Flowserve Corp.	544	62,332
Fluor Corp.	2,176	114,980
FMC Corp.	206	13,110
FMC Technologies Inc.(a)	1,564	105,867
Ford Motor Co.(a)	36,380	473,668
Forest Laboratories Inc.(a)	3,570	97,318
Fortune Brands Inc.	1,836	96,243
Foster Wheeler AG(a)(b)	2,006	60,140
FPL Group Inc.	4,896	254,837
Franklin Resources Inc.	2,652	306,677
Freeport-McMoRan Copper & Gold Inc.	5,338	403,179
GameStop Corp. Class A(a)	2,042	49,641
Gap Inc. (The)	6,698	165,642
Garmin Ltd.(b)	1,564	58,462
General Dynamics Corp.	4,250	324,530
General Electric Co.	134,543	2,537,481
General Mills Inc.	4,250	302,515
Genuine Parts Co.	2,482	106,230
Genworth Financial Inc. Class A(a)	5,576	92,116

Genzyme Corp.(a)	3,400	181,016
Gilead Sciences Inc.(a)	11,662	462,632
Goldman Sachs Group Inc. (The)	5,899	856,535
Goodrich Corp.	918	68,097
Goodyear Tire & Rubber Co. (The)(a)	4,216	56,621
Google Inc. Class A(a)	3,128	1,643,576
H&R Block Inc.	3,944	72,215
H.J. Heinz Co.	3,876	181,668
Halliburton Co.	11,390	349,104
Hansen Natural Corp.(a)	1,020	44,962
Harley-Davidson Inc.	3,230	109,271
Harris Corp.	1,496	77,014
Harsco Corp.	1,088	33,684
Hartford Financial Services Group Inc. (The)	4,794	136,965
Hasbro Inc.	2,108	80,863
HCP Inc.	2,924	93,919
Health Care REIT Inc.	374	16,804
Helmerich & Payne Inc.	1,428	58,005
Henry Schein Inc.(a)	442	26,728
Hershey Co. (The)	1,802	84,712
Hess Corp.	3,842	244,159
Hewlett-Packard Co.	30,943	1,608,108
Hologic Inc. (a)	3,094	55,290
Home Depot Inc. (The)	21,454	756,254
Honeywell International Inc.	9,214	437,389
Hormel Foods Corp.	340	13,858
Hospira Inc.(a)	2,006	107,903
Host Hotels & Resorts Inc.	5,168	84,032
Hudson City Bancorp Inc.	6,596	87,727
Humana Inc.(a)	1,233	56,373
IHS Inc. Class A(a)	578	29,287
Illinois Tool Works Inc.	5,678	290,146
Illumina Inc.(a)	1,462	61,214
Ingersoll-Rand PLC	4,183	154,687
Integrys Energy Group Inc.	1,496	74,217
Intel Corp.	71,437	1,630,907
IntercontinentalExchange Inc.(a)	918	107,066
International Business Machines Corp.	17,034	2,197,386
International Flavors & Fragrances Inc.	1,394	69,825
International Game Technology	4,318	91,023
International Paper Co.	5,757	153,942
Interpublic Group of Companies Inc. (The)(a)	7,582	67,556
Intuit Inc.(a)	4,012	145,074
Intuitive Surgical Inc.(a)	510	183,886
Invesco Ltd.	6,360	146,216
Iron Mountain Inc.	2,142	53,871
ITT Corp.	2,040	113,363
ITT Educational Services Inc.(a)	510	51,576
J.B. Hunt Transport Services Inc.	442	16,292
J.C. Penney Co. Inc.	2,788	81,326
J.M. Smucker Co. (The)	1,318	80,490
Jacobs Engineering Group Inc.(a)	1,496	72,137
Jefferies Group Inc.(b)	1,326	36,094
Johnson & Johnson	34,140	2,195,202

Johnson Controls Inc.	7,786	261,532
Joy Global Inc.	1,329	75,500
JPMorgan Chase & Co.	48,586	2,068,792
Juniper Networks Inc.(a)	6,596	187,392
KBR Inc.	1,768	39,037
Kellogg Co.	3,230	177,456
KeyCorp	13,645	123,078
Kimberly-Clark Corp.	5,270	322,840
Kimco Realty Corp.	6,124	95,473
Kinder Morgan Management LLC(a)	697	40,991
KLA-Tencor Corp.	2,448	83,379
Kohl’s Corp.(a)	3,774	207,532
Kraft Foods Inc. Class A	19,312	571,635
Kroger Co. (The)	8,160	181,397
L-3 Communications Holdings Inc.	1,632	152,706
Laboratory Corp. of America Holdings(a)	1,462	114,869
Lam Research Corp.(a)	1,632	66,178
Las Vegas Sands Corp.(a)(b)	3,842	95,512
Legg Mason Inc.	2,380	75,422
Leggett & Platt Inc.	2,550	62,552
Lender Processing Services Inc.	952	35,938
Leucadia National Corp.(a)	3,332	84,333
Level 3 Communications Inc.(a)	27,584	43,031
Liberty Global Inc. Series A(a)	2,414	66,168
Liberty Global Inc. Series C(a)	2,176	58,926
Liberty Media Corp. - Liberty Interactive Group Series A(a)	8,126	124,897
Life Technologies Corp.(a)	2,146	117,408
Limited Brands Inc.	4,692	125,746
Lincoln National Corp.	4,191	128,203
Linear Technology Corp.	2,754	82,785
Lockheed Martin Corp.	4,318	366,555
Loews Corp.	3,944	146,875
Lorillard Inc.	2,074	162,539
Lowe’s Companies Inc.	19,312	523,741
LSI Corp.(a)	8,976	54,036
M&T Bank Corp.	1,258	109,886
Macy’s Inc.	5,712	132,518
Manpower Inc.	1,088	61,037
Marathon Oil Corp.	9,214	296,230
Marriott International Inc. Class A	3,808	139,982
Marsh & McLennan Companies Inc.	6,970	168,813
Marshall & Ilsley Corp.	4,114	37,437
Martin Marietta Materials Inc.(b)	510	48,899
Marvell Technology Group Ltd.(a)	6,494	134,101
Masco Corp.	5,100	82,773
MasterCard Inc. Class A	1,326	328,901
Mattel Inc.	5,066	116,771
Maxim Integrated Products Inc.	3,502	68,009
McAfee Inc.(a)	2,040	70,890
McCormick & Co. Inc. NVS	1,813	71,740
McDermott International Inc.(a)	3,604	98,786
McDonald’s Corp.	13,602	960,165
McGraw-Hill Companies Inc. (The)	4,114	138,724
McKesson Corp.	3,604	233,575

MDU Resources Group Inc.	1,530	32,436
Mead Johnson Nutrition Co. Class A	1,653	85,311
MeadWestvaco Corp.	2,244	60,969
Medco Health Solutions Inc.(a)	6,426	378,620
Medtronic Inc.	14,348	626,864
MEMC Electronic Materials Inc.(a)	3,468	44,980
Merck & Co. Inc.	38,603	1,352,649
MetLife Inc.	10,778	491,261
MetroPCS Communications Inc.(a)	2,550	19,457
MGM MIRAGE(a)	2,788	44,301
Microchip Technology Inc.	2,822	82,431
Micron Technology Inc.(a)	10,914	102,046
Microsoft Corp.	102,243	3,122,501
Millipore Corp.(a)	884	93,837
Mirant Corp.(a)	618	7,206
Mohawk Industries Inc.(a)	884	56,346
Molson Coors Brewing Co. Class B NVS	1,598	70,887
Monsanto Co.	7,140	450,248
Moody’s Corp.	3,060	75,643
Morgan Stanley	15,312	462,729
Mosaic Co. (The)	2,143	109,593
Motorola Inc.(a)	27,880	197,112
Murphy Oil Corp.	2,278	137,022
Mylan Inc.(a)	3,740	82,392
Myriad Genetics Inc.(a)	782	18,776
Nabors Industries Ltd.(a)(b)	3,434	74,071
NASDAQ OMX Group Inc. (The)(a)	1,938	40,698
National Oilwell Varco Inc.	5,441	239,567
National Semiconductor Corp.	3,536	52,262
NetApp Inc.(a)	4,726	163,850
New York Community Bancorp Inc.	5,338	87,917
Newell Rubbermaid Inc.	3,298	56,297
Newfield Exploration Co.(a)	1,632	94,966
Newmont Mining Corp.	6,392	358,463
News Corp. Class A NVS	24,480	377,482
News Corp. Class B	6,324	112,504
NII Holdings Inc.(a)	2,550	108,171
Nike Inc. Class B	4,760	361,332
NiSource Inc.	3,570	58,191
Noble Corp.(a)	3,332	131,581
Noble Energy Inc.	2,142	163,649
Nordstrom Inc.	1,802	74,477
Norfolk Southern Corp.	4,828	286,445
Northeast Utilities	1,190	33,070
Northern Trust Corp.	2,924	160,762
Northrop Grumman Corp.	3,978	269,828
NRG Energy Inc.(a)	1,802	43,554
NSTAR	714	26,132
Nuance Communications Inc.(a)	2,210	40,377
Nucor Corp.	3,978	180,283
NVIDIA Corp.(a)	7,786	122,396
NYSE Euronext Inc.	3,672	119,817
Occidental Petroleum Corp.	10,234	907,346
Old Republic International Corp.	4,250	63,793

Omnicare Inc.	1,428	39,684
Omnicom Group Inc.	3,944	168,251
ONEOK Inc.	594	29,189
Oracle Corp.	51,170	1,322,233
O’Reilly Automotive Inc.(a)	1,190	58,179
Owens-Illinois Inc.(a)	2,482	87,962
PACCAR Inc.	4,522	210,363
Pactiv Corp.(a)	714	18,143
Pall Corp.	1,734	67,609
Parker Hannifin Corp.	2,210	152,888
PartnerRe Ltd.	752	58,340
Patterson Companies Inc.	1,598	51,120
Patterson-UTI Energy Inc.	1,326	20,275
Paychex Inc.	4,352	133,171
Peabody Energy Corp.	3,808	177,910
Pentair Inc.	1,530	55,325
People’s United Financial Inc.	6,596	102,436
Pepco Holdings Inc.	3,774	63,177
PepsiCo Inc.	21,112	1,376,925
Perrigo Co.	816	49,800
Petrohawk Energy Corp.(a)	3,638	78,544
PetSmart Inc.	2,380	78,707
Pfizer Inc.	101,668	1,699,889
PG&E Corp.	4,590	201,042
Pharmaceutical Product Development Inc.	1,292	35,530
Philip Morris International Inc.	25,126	1,233,184
Pinnacle West Capital Corp.	1,564	58,400
Pioneer Natural Resources Co.	1,496	95,938
Pitney Bowes Inc.	1,768	44,907
Plains Exploration & Production Co.(a)	1,326	38,865
Plum Creek Timber Co. Inc.(b)	2,550	101,490
PNC Financial Services Group Inc. (The)(c)	6,018	404,470
Polo Ralph Lauren Corp.	1,020	91,698
PPG Industries Inc.	2,142	150,733
PPL Corp.	4,828	119,541
Praxair Inc.	4,148	347,478
Precision Castparts Corp.	2,176	279,268
Priceline.com Inc.(a)	476	124,736
Pride International Inc.(a)	2,108	63,936
Principal Financial Group Inc.	4,318	126,172
Procter & Gamble Co. (The)	37,128	2,307,876
Progress Energy Inc.	3,944	157,444
Progressive Corp. (The)	8,568	172,131
ProLogis	4,318	56,868
Prudential Financial Inc.	5,950	378,182
Public Service Enterprise Group Inc.	6,528	209,745
Public Storage	1,836	177,927
Pulte Homes Inc.(a)	2,924	38,275
QUALCOMM Inc.	21,250	823,225
Quanta Services Inc.(a)	1,972	39,696
Quest Diagnostics Inc.	2,108	120,493
Questar Corp.	2,176	104,339
Qwest Communications International Inc.	20,060	104,914
R.R. Donnelley & Sons Co.	2,550	54,800

Ralcorp Holdings Inc.(a)	510	33,941
Range Resources Corp.	1,972	94,183
Raytheon Co.	5,100	297,330
Red Hat Inc.(a)	2,142	63,982
Regency Centers Corp.	986	40,475
Regions Financial Corp.	16,762	148,176
RenaissanceRe Holdings Ltd.	1,156	64,678
Republic Services Inc.	3,876	120,272
Reynolds American Inc.	2,040	108,977
Robert Half International Inc.	2,006	54,924
Rockwell Automation Inc.	2,006	121,804
Rockwell Collins Inc.	2,108	137,020
Roper Industries Inc.	578	35,270
Ross Stores Inc.	1,802	100,912
Rowan Companies Inc.(a)	1,836	54,713
Royal Caribbean Cruises Ltd.(a)	1,904	68,239
Safeway Inc.	5,746	135,606
SAIC Inc.(a)	1,564	27,229
Salesforce.com Inc.(a)	1,224	104,774
SanDisk Corp.(a)	2,516	100,363
Sara Lee Corp.	8,704	123,771
SBA Communications Corp. Class A(a)	1,054	37,280
SCANA Corp.	442	17,446
Schlumberger Ltd.	15,164	1,083,013
Scripps Networks Interactive Inc. Class A	918	41,622
Seagate Technology(a)	7,242	133,036
Sealed Air Corp.	2,890	62,135
Sears Holdings Corp.(a)	884	106,920
SEI Investments Co.	2,142	48,109
Sempra Energy	3,094	152,163
Sherwin-Williams Co. (The)	1,394	108,830
Sigma-Aldrich Corp.	1,530	90,729
Simon Property Group Inc.	3,491	310,769
SLM Corp.(a)	6,970	85,313
Smith International Inc.	2,822	134,779
Southern Co.	10,098	348,987
Southwestern Energy Co.(a)	4,423	175,505
Spectra Energy Corp.	8,024	187,280
Sprint Nextel Corp.(a)	38,624	164,152
SPX Corp.	680	47,518
St. Jude Medical Inc.(a)	4,386	179,037
Stanley Black & Decker Inc.	2,102	130,639
Staples Inc.	9,248	217,605
Starbucks Corp.	9,044	234,963
Starwood Hotels & Resorts Worldwide Inc.	2,788	151,974
State Street Corp.	6,358	276,573
Stericycle Inc.(a)	544	32,042
Stryker Corp.	3,706	212,873
Sunoco Inc.	1,530	50,153
SunPower Corp. Class A(a)(b)	955	15,805
SunTrust Banks Inc.	6,089	180,234
SUPERVALU Inc.	2,720	40,528
Symantec Corp.(a)	10,404	174,475
Synopsys Inc.(a)	2,040	46,328

Sysco Corp.	7,378	232,702
T. Rowe Price Group Inc.	3,570	205,311
Target Corp.	8,979	510,636
TD AMERITRADE Holding Corp.(a)	3,468	69,429
Telephone and Data Systems Inc.	1,054	36,532
Teradata Corp.(a)	2,550	74,129
Texas Instruments Inc.	16,490	428,905
Textron Inc.	2,210	50,476
TFS Financial Corp.	816	11,538
Thermo Fisher Scientific Inc.(a)	5,440	300,723
3M Co.	9,044	801,931
Tiffany & Co.	1,768	85,713
Time Warner Cable Inc.	4,559	256,444
Time Warner Inc.	13,703	453,295
TJX Companies Inc. (The)	5,372	248,938
Toll Brothers Inc.(a)	1,781	40,197
Torchmark Corp.	988	52,898
Total System Services Inc.	2,958	47,358
Transocean Ltd.(a)	4,386	317,766
Travelers Companies Inc. (The)	7,514	381,260
Tyco Electronics Ltd.	5,814	186,746
Tyco International Ltd.	6,834	265,091
Tyson Foods Inc. Class A	4,454	87,254
U.S. Bancorp	25,058	670,803
Ultra Petroleum Corp.(a)	2,043	97,594
Union Pacific Corp.	6,358	481,046
United Parcel Service Inc. Class B	8,670	599,444
United States Steel Corp.	1,972	107,790
United Technologies Corp.	11,356	851,132
UnitedHealth Group Inc.	12,941	392,242
Unum Group	4,658	113,981
Urban Outfitters Inc.(a)	918	34,434
URS Corp.(a)	827	42,466
Valero Energy Corp.	7,140	148,441
Validus Holdings Ltd.	1,057	27,027
Varian Medical Systems Inc.(a)	1,632	92,012
Ventas Inc.	1,768	83,503
VeriSign Inc.(a)	2,516	68,611
Verizon Communications Inc.	35,598	1,028,426
Vertex Pharmaceuticals Inc.(a)	2,006	77,773
VF Corp.	1,428	123,408
Viacom Inc. Class B NVS(a)	6,562	231,835
Virgin Media Inc.	3,876	68,179
Visa Inc. Class A	5,882	530,733
VMware Inc. Class A(a)	884	54,490
Vornado Realty Trust	1,918	159,904
Vulcan Materials Co.(b)	1,394	79,848
W.R. Berkley Corp.	1,173	31,671
W.W. Grainger Inc.	1,020	112,751
Walgreen Co.	12,886	452,943
Wal-Mart Stores Inc.	29,614	1,588,791
Walt Disney Co. (The)	22,440	826,690
Washington Post Co. (The) Class B	102	51,730
Waste Management Inc.	6,392	221,675

Waters Corp.(a)	1,292	93,011
Watson Pharmaceuticals Inc.(a)	313	13,403
Weatherford International Ltd.(a)(b)	8,568	155,166
WellPoint Inc.(a)	5,338	287,184
Wells Fargo & Co.	61,831	2,047,224
Western Digital Corp.(a)	2,890	118,750
Western Union Co.	9,792	178,704
Weyerhaeuser Co.	3,196	158,266
Whirlpool Corp.	952	103,644
White Mountains Insurance Group Ltd.	136	46,730
Whole Foods Market Inc.(a)	1,836	71,641
Williams Companies Inc. (The)	7,752	183,025
Willis Group Holdings PLC(b)	2,482	85,505
Windstream Corp.	5,950	65,748
Wisconsin Energy Corp.	1,394	73,199
Wynn Resorts Ltd.	1,122	99,005
Xcel Energy Inc.	6,222	135,329
Xerox Corp.	18,566	202,369
Xilinx Inc.	3,808	98,170
XL Capital Ltd. Class A	4,250	75,650
XTO Energy Inc.	7,242	344,140
Yahoo! Inc.(a)	16,728	276,514
Yum! Brands Inc.	5,644	239,418
Zimmer Holdings Inc.(a)	2,788	169,817

		142,042,947

TOTAL COMMON STOCKS
(Cost: $240,223,534)		254,344,553

Security	Shares	Value

PREFERRED STOCKS—0.25%

GERMANY—0.19%
Fresenius SE	884	63,895
Henkel AG & Co. KGaA	2,176	116,384
Porsche Automobil Holding SE	1,224	71,097
RWE AG NVS	578	44,268
Volkswagen AG	1,882	181,524

		477,168
ITALY—0.06%
Intesa Sanpaolo SpA RNC	22,066	58,974
Telecom Italia SpA RNC	79,492	89,789

		148,763

TOTAL PREFERRED STOCKS
(Cost: $648,074)		625,931

Security	Shares	Value
RIGHTS—0.00%

NORWAY—0.00%
Renewable Energy Corp. ASA(a)(d)	1,305	1,808

		1,808
SPAIN—0.00%
Banco de Valencia SA(a)	3,440	402

		402

TOTAL RIGHTS
(Cost: $5,189)		2,210

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.67%

MONEY MARKET FUNDS—0.67%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%(c)(e)(f)	1,295,963	1,295,963
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%(c)(e)(f)	238,985	238,985
BlackRock Cash Funds: Treasury, SL Agency Shares
0.10%(c)(e)	189,366	189,366

		1,724,314

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,724,314)		1,724,314

TOTAL INVESTMENTS IN SECURITIES—100.33%
(Cost: $242,601,111)		256,697,008
Other Assets, Less Liabilities—(0.33)%		(838,088)

NET ASSETS—100.00%		$255,858,920

FDR - Fiduciary Depositary Receipts

NVS - Non-Voting Shares

SDR - Swedish Depositary Receipts

SP ADR - Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	Security valued using Level 3 inputs in accordance with management's fair valuation policy. See Note 1.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® NYSE COMPOSITE INDEX FUND

April 30, 2010

Security	Shares	Value

COMMON STOCKS—99.72%

ADVERTISING—0.12%
Interpublic Group of Companies Inc. (The)(a)	3,816	$34,001
Omnicom Group Inc.	2,367	100,976

		134,977
AEROSPACE & DEFENSE—1.68%
AAR Corp.(a)	396	9,654
Alliant Techsystems Inc.(a)	208	16,829
Boeing Co. (The)	4,958	359,108
CAE Inc.	2,607	23,854
Curtiss-Wright Corp.	366	13,055
Esterline Technologies Corp.(a)	300	16,734
GenCorp Inc.(a)	994	6,183
General Dynamics Corp.	2,360	180,210
Goodrich Corp.	964	71,510
L-3 Communications Holdings Inc.	810	75,792
Lockheed Martin Corp.	2,232	189,474
Moog Inc. Class A(a)	356	13,233
Northrop Grumman Corp.	2,057	139,526
Orbital Sciences Corp.(a)	519	9,539
Raytheon Co.	2,755	160,617
Rockwell Collins Inc.	1,243	80,795
Spirit AeroSystems Holdings Inc. Class A(a)	940	20,849
Teledyne Technologies Inc.(a)	355	15,478
Triumph Group Inc.	223	17,296
United Technologies Corp.	6,350	475,932

		1,895,668
AGRICULTURE—1.44%
Altria Group Inc.	15,471	327,830
Archer-Daniels-Midland Co.	4,187	116,985
Bunge Ltd.	1,007	53,321
Lorillard Inc.	1,310	102,665
Monsanto Co.	4,013	253,060
Philip Morris International Inc.	14,081	691,095
Reynolds American Inc.	1,330	71,049
Tejon Ranch Co.(a)	332	9,548

		1,625,553
AIRLINES—0.24%
AirTran Holdings Inc.(a)	1,325	6,996
Alaska Air Group Inc.(a)	313	12,962
AMR Corp.(a)	2,821	20,819
China Eastern Airlines Corp. Ltd. SP ADR(a)	203	11,242
China Southern Airlines Co. Ltd. SP ADR(a)	396	10,067
Continental Airlines Inc. Class B(a)	1,189	26,574
Delta Air Lines Inc.(a)	5,823	70,342
LAN Airlines SA SP ADR	1,204	22,924
Southwest Airlines Co.	5,368	70,750
TAM SA SP ADR	763	13,482
US Airways Group Inc.(a)	1,361	9,622

		275,780
APPAREL—0.45%
Carter’s Inc.(a)	540	17,399

Coach Inc.	2,369	98,906
Gildan Activewear Inc.(a)	1,012	29,277
Guess? Inc.	541	24,816
Hanesbrands Inc.(a)	846	24,086
Liz Claiborne Inc.(a)	995	8,696
Nike Inc. Class B	2,035	154,477
Phillips-Van Heusen Corp.	451	28,417
Polo Ralph Lauren Corp.	470	42,253
Quiksilver Inc.(a)	1,803	9,610
VF Corp.	699	60,407
Wolverine World Wide Inc.	502	15,366

		513,710
AUTO MANUFACTURERS—1.82%
Daimler AG(a)	6,619	337,172
Ford Motor Co.(a)	24,147	314,394
Honda Motor Co. Ltd. SP ADR	13,463	454,915
Navistar International Corp.(a)	474	22,913
Oshkosh Corp.(a)	785	30,317
Tata Motors Ltd. SP ADR(b)	2,123	43,415
Toyota Motor Corp. SP ADR	11,035	850,688

		2,053,814
AUTO PARTS & EQUIPMENT—0.36%
American Axle & Manufacturing Holdings Inc.(a)	528	5,681
ArvinMeritor Inc.(a)	1,045	16,009
Autoliv Inc.(a)	742	40,625
BorgWarner Inc.(a)	879	38,096
Goodyear Tire & Rubber Co. (The)(a)	1,970	26,457
Johnson Controls Inc.	5,052	169,697
Magna International Inc. Class A(a)	866	56,862
Modine Manufacturing Co.(a)	620	8,686
Superior Industries International Inc.	600	10,116
Tenneco Inc.(a)	725	18,683
WABCO Holdings Inc.(a)	609	20,213

		411,125
BANKS—10.69%
Allied Irish Banks PLC SP ADR(a)	4,022	15,444
Banco Bilbao Vizcaya Argentaria SA SP ADR	27,668	363,281
Banco de Chile SP ADR	215	13,459
Banco Latinoamericano de Comercio Exterior SA Class E	625	8,850
Banco Santander Chile SA SP ADR	338	22,271
Banco Santander SA SP ADR	60,275	743,793
BancorpSouth Inc.	474	10,494
Bank of America Corp.	73,650	1,313,179
Bank of Hawaii Corp.	401	21,205
Bank of Ireland SP ADR(a)	2,249	20,084
Bank of Montreal	4,130	256,019
Bank of New York Mellon Corp. (The)	8,777	273,228
Bank of Nova Scotia	7,361	374,749
Barclays PLC SP ADR	21,236	433,639
BB&T Corp.	4,944	164,339
Canadian Imperial Bank of Commerce	2,922	214,387
CapitalSource Inc.	2,228	13,301
CIT Group Inc.(a)	1,489	60,453
City National Corp.	339	21,113
Comerica Inc.	1,231	51,702
Community Bank System Inc.	453	11,176
Credicorp Ltd.	620	53,853
Credit Suisse Group PLC SP ADR(a)	7,986	364,960

Cullen/Frost Bankers Inc.	346	20,539
Deutsche Bank AG	4,610	316,615
F.N.B. Corp.	1,000	9,320
First BanCorp (Puerto Rico)(b)	774	1,641
First Horizon National Corp.(a)	1,732	24,508
HDFC Bank Ltd. SP ADR	858	127,945
HSBC Holdings PLC SP ADR	25,757	1,310,774
ICICI Bank Ltd. SP ADR	3,122	132,747
KB Financial Group Inc. SP ADR(a)	2,898	141,422
KeyCorp	6,481	58,459
Lloyds TSB Group PLC SP ADR(b)	69,116	281,302
M&T Bank Corp.	516	45,073
Marshall & Ilsley Corp.	3,751	34,134
Mitsubishi UFJ Financial Group Inc. SP ADR	101,832	526,471
Mizuho Financial Group Inc. SP ADR(a)	51,699	197,490
National Bank of Greece SA SP ADR	22,872	74,563
PNC Financial Services Group Inc. (The)(c)	3,818	256,608
Regions Financial Corp.	8,584	75,883
Royal Bank of Canada	9,982	604,111
Royal Bank of Scotland Group PLC SP ADR(a)	6,111	99,915
Santander BanCorp(a)	220	2,631
State Street Corp.	3,679	160,036
SunTrust Banks Inc.	3,687	109,135
Synovus Financial Corp.	3,536	10,643
TCF Financial Corp.	720	13,414
Toronto-Dominion Bank (The)	6,407	477,065
U.S. Bancorp	14,037	375,770
Valley National Bancorp	1,135	18,432
Webster Financial Corp.	573	11,873
Wells Fargo & Co.	36,334	1,203,019
Westpac Banking Corp. SP ADR	4,359	541,126
Wilmington Trust Corp.	747	12,946

		12,100,589
BEVERAGES—2.28%
Anheuser-Busch InBev NV SP ADR(a)	5,143	249,178
Brown-Forman Corp. Class B NVS	770	44,799
Coca-Cola Co. (The)	15,758	842,265
Coca-Cola Enterprises Inc.	2,509	69,575
Coca-Cola FEMSA SAB de CV SP ADR	260	18,200
Coca-Cola Hellenic Bottling Co. SA SP ADR	1,434	38,087
Compania Cervecerias Unidas SA SP ADR	358	15,448
Constellation Brands Inc. Class A(a)	1,770	32,338
Cott Corp.(a)	1,350	11,299
Diageo PLC SP ADR	4,795	326,731
Dr Pepper Snapple Group Inc.	1,838	60,158
Embotelladora Andina SA Class A SP ADR	454	8,059
Embotelladora Andina SA Class B SP ADR	559	12,225
Molson Coors Brewing Co. Class B NVS	1,245	55,228
PepsiCo Inc.	12,033	784,792
Vina Concha y Toro SA SP ADR	303	13,196

		2,581,578
BIOTECHNOLOGY—0.07%
American Oriental Bioengineering Inc.(a)	1,682	6,812
Charles River Laboratories International Inc.(a)	619	20,724
Enzo Biochem Inc.(a)	1,117	6,669
Millipore Corp.(a)	462	49,041

		83,246

BUILDING MATERIALS—0.38%
Cemex SAB de CV SP ADR(a)	7,042	83,659
Comfort Systems USA Inc.	898	12,644
CRH PLC SP ADR	5,219	149,211
Eagle Materials Inc.	474	15,106
Lennox International Inc.	439	19,869
Martin Marietta Materials Inc.(b)	351	33,654
Masco Corp.	2,758	44,762
NCI Building Systems Inc.(a)	346	4,768
Owens Corning(a)	923	32,102
Quanex Building Products Corp.	727	13,813
Simpson Manufacturing Co. Inc.	311	10,571
Texas Industries Inc.	260	9,839

		429,998
CHEMICALS—1.93%
Agrium Inc.	1,216	75,891
Air Products and Chemicals Inc.	1,444	110,870
Airgas Inc.	555	35,215
Albemarle Corp.	733	33,469
Arch Chemicals Inc.	276	9,387
Ashland Inc.	613	36,510
Cabot Corp.	397	12,918
Celanese Corp. Series A	1,167	37,332
CF Industries Holdings Inc.	518	43,341
Cytec Industries Inc.	376	18,071
Dow Chemical Co. (The)	8,524	262,795
E.I. du Pont de Nemours and Co.	6,250	249,000
Eastman Chemical Co.	528	35,334
Ecolab Inc.	1,663	81,221
Ferro Corp.(a)	1,167	12,744
FMC Corp.	549	34,938
Georgia Gulf Corp.(a)	23	472
H.B. Fuller Co.	437	10,248
Huntsman Corp.	1,717	19,591
International Flavors & Fragrances Inc.	592	29,653
Intrepid Potash Inc.(a)	369	9,690
Lubrizol Corp.	525	47,429
Minerals Technologies Inc.	197	11,367
Mosaic Co. (The)	1,130	57,788
Olin Corp.	630	13,230
OM Group Inc.(a)	273	10,306
PolyOne Corp.(a)	1,013	11,457
Potash Corp. of Saskatchewan	2,194	242,437
PPG Industries Inc.	1,184	83,318
Praxair Inc.	2,208	184,964
RPM International Inc.	1,049	23,162
Sensient Technologies Corp.	502	15,828
Sherwin-Williams Co. (The)	626	48,872
Sinopec Shanghai Petrochemical Co. Ltd. SP ADR(a)	244	9,309
Sociedad Quimica y Minera de Chile SA Series B SP ADR	716	25,776
Spartech Corp.(a)	571	8,131
Syngenta AG SP ADR	3,481	175,825
Valspar Corp. (The)	710	22,237
W.R. Grace & Co.(a)	655	18,923
Westlake Chemical Corp.	226	6,346
Zep Inc.	426	7,855

		2,183,250
COAL—0.30%
Alpha Natural Resources Inc.(a)	973	45,809

Arch Coal Inc.	1,280	34,560
CONSOL Energy Inc.	1,370	61,211
Massey Energy Co.	720	26,374
Peabody Energy Corp.	2,018	94,281
Walter Energy Inc.	451	36,445
Yanzhou Coal Mining Co. Ltd. SP ADR	1,616	45,006

		343,686
COMMERCIAL SERVICES—1.67%
Aaron’s Inc.	674	15,212
ABM Industries Inc.	523	11,239
Accenture PLC Class A	4,800	209,472
Advance America Cash Advance Centers Inc.	1,394	7,974
Alliance Data Systems Corp.(a)	441	33,101
AMN Healthcare Services Inc.(a)	611	5,585
Arbitron Inc.	372	11,461
Avis Budget Group Inc.(a)	1,115	16,859
Bowne & Co. Inc.	682	7,625
Brink’s Home Security Holdings Inc.(a)	456	19,125
Chemed Corp.	222	12,212
Consolidated Graphics Inc.(a)	152	6,370
Convergys Corp.(a)	1,165	14,726
Corrections Corp. of America(a)	962	19,933
DeVry Inc.	462	28,824
Dollar Thrifty Automotive Group Inc.(a)	279	12,273
Equifax Inc.	950	31,920
FTI Consulting Inc.(a)	473	19,454
Gartner Inc.(a)	622	14,978
GEO Group Inc. (The)(a)	527	11,162
H&R Block Inc.	2,527	46,269
HealthSpring Inc.(a)	496	8,730
Hertz Global Holdings Inc.(a)	1,529	22,109
Hewitt Associates Inc. Class A(a)	704	28,857
Hillenbrand Inc.	678	16,665
Interactive Data Corp.	417	13,957
Iron Mountain Inc.(a)	1,389	34,933
ITT Educational Services Inc.(a)	263	26,597
Jackson Hewitt Tax Service Inc.(a)(b)	1,939	3,277
Korn/Ferry International(a)	561	9,094
Landauer Inc.	163	11,108
Lender Processing Services Inc.	822	31,030
Live Nation Entertainment Inc.(a)	1,419	22,264
Manpower Inc.	617	34,614
MasterCard Inc. Class A	735	182,309
MAXIMUS Inc.	269	16,654
McKesson Corp.	2,028	131,435
Midas Inc.(a)	724	8,333
Monster Worldwide Inc.(a)	1,073	18,702
Moody’s Corp.	1,375	33,990
New Oriental Education & Technology Group Inc. SP ADR(a)	252	23,580
PHH Corp.(a)	416	9,439
Pre-Paid Legal Services Inc.(a)(b)	223	9,917
Quanta Services Inc.(a)	1,666	33,537
Robert Half International Inc.	1,115	30,529
Rollins Inc.	510	11,092
SAIC Inc.(a)	2,814	48,992
Service Corp. International	2,266	20,349
SFN Group Inc.(a)	904	7,729
Sotheby’s	612	20,441
Towers Watson & Co. Class A	340	16,320
TrueBlue Inc.(a)	552	8,716
United Rentals Inc.(a)	646	9,277
Viad Corp.	330	7,722

Visa Inc. Class A	3,517	317,339
Weight Watchers International Inc.	422	11,213
Western Union Co.	5,197	94,845

		1,891,469
COMPUTERS—2.48%
CGI Group Inc.(a)	2,280	33,676
CIBER Inc.(a)	1,632	6,479
Computer Sciences Corp.(a)	1,158	60,668
Diebold Inc.	562	17,619
DST Systems Inc.(a)	339	14,390
EMC Corp.(a)	15,269	290,264
FactSet Research Systems Inc.	376	28,283
Hewlett-Packard Co.	17,698	919,765
IHS Inc. Class A(a)	470	23,815
International Business Machines Corp.	9,628	1,242,012
NCR Corp.(a)	1,460	19,214
Quantum Corp.(a)	2,908	8,433
Teradata Corp.(a)	1,451	42,180
Tyler Technologies Inc.(a)	757	12,899
Unisys Corp.(a)	375	10,507
Western Digital Corp.(a)	1,868	76,756

		2,806,960
COSMETICS & PERSONAL CARE—1.61%
Avon Products Inc.	3,254	105,202
Colgate-Palmolive Co.	3,725	313,273
Estee Lauder Companies Inc. (The) Class A	936	61,701
Procter & Gamble Co. (The)	21,653	1,345,950

		1,826,126
DISTRIBUTION & WHOLESALE—0.16%
Corporate Express NV SP ADR(d)	1,296	15,940
Genuine Parts Co.	1,140	48,792
Ingram Micro Inc. Class A(a)	1,366	24,806
Owens & Minor Inc.	514	16,165
W.W. Grainger Inc.	442	48,859
Watsco Inc.	276	16,345
WESCO International Inc.(a)(b)	366	14,867

		185,774
DIVERSIFIED FINANCIAL SERVICES—4.50%
Affiliated Managers Group Inc.(a)	358	30,136
American Express Co.	7,813	360,336
Ameriprise Financial Inc.	1,886	87,435
BlackRock Inc.(c)	335	61,640
Capital One Financial Corp.	3,360	145,858
Charles Schwab Corp. (The)	7,135	137,634
Citigroup Inc.(a)	152,339	665,721
Discover Financial Services	4,128	63,819
Doral Financial Corp.(a)(b)	401	2,161
Eaton Vance Corp.	957	33,725
Federal Home Loan Mortgage Corp.(a)	6,167	9,251
Federal National Mortgage Association(a)	10,065	12,279
Federated Investors Inc. Class B	839	20,237
First Marblehead Corp. (The)(a)	2,180	7,652
Franklin Resources Inc.	1,165	134,721
GAMCO Investors Inc. Class A	123	5,659
Goldman Sachs Group Inc. (The)	3,167	459,848
IntercontinentalExchange Inc.(a)	577	67,296

Invesco Ltd.	3,231	74,281
Investment Technology Group Inc.(a)	489	8,494
Janus Capital Group Inc.	1,519	21,388
Jefferies Group Inc.(a)	893	24,307
JPMorgan Chase & Co.	29,357	1,250,021
Lazard Ltd. Class A(b)	709	27,410
Legg Mason Inc.	1,161	36,792
Morgan Stanley	9,091	274,730
National Financial Partners Corp.(a)	642	9,880
Nomura Holdings Inc. SP ADR(b)	27,098	186,705
NYSE Euronext Inc.	1,975	64,444
ORIX Corp. SP ADR(a)(b)	1,596	72,985
Raymond James Financial Inc.	796	24,389
Ritchie Bros. Auctioneers Inc.(b)	973	22,768
Shinhan Financial Group Co. Ltd. SP ADR	1,657	141,077
SLM Corp.(a)	3,656	44,749
Stifel Financial Corp.(a)	289	16,568
Student Loan Corp. (The)	102	2,881
SWS Group Inc.	769	8,513
Teton Advisors Inc. Class B(d)	3	37
UBS AG(a)	26,462	408,044
Waddell & Reed Financial Inc. Class A	814	30,216
Woori Finance Holdings Co. Ltd. SP ADR(a)	615	29,920

		5,086,007
ELECTRIC—2.88%
AES Corp. (The)(a)	5,118	59,062
Allegheny Energy Inc.	1,222	26,615
ALLETE Inc.	412	15,026
Alliant Energy Corp.	792	27,086
Ameren Corp.	1,449	37,616
American Electric Power Co. Inc.	3,366	115,454
Avista Corp.	718	15,530
Black Hills Corp.	409	13,452
Calpine Corp.(a)	2,823	38,478
CenterPoint Energy Inc.	2,424	34,809
Central Vermont Public Service Corp.	922	20,109
CH Energy Group Inc.	363	15,035
Cleco Corp.	585	16,029
CMS Energy Corp.	1,853	30,130
Companhia Paranaense de Energia Class B SP ADR	1,011	20,907
Consolidated Edison Inc.	2,016	91,123
Constellation Energy Group Inc.	1,531	54,121
Dominion Resources Inc.	4,244	177,399
DPL Inc.	1,055	29,730
DTE Energy Co.	1,157	55,733
Duke Energy Corp.	9,400	157,732
Dynegy Inc. Class A(a)	5,431	7,223
Edison International	2,105	72,349
El Paso Electric Co.(a)	629	13,366
Empire District Electric Co. (The)	907	17,696
Empresa Nacional de Electricidad SA SP ADR	1,002	46,543
Enersis SA SP ADR	2,271	45,170
Entergy Corp.	1,362	110,717
Exelon Corp.	4,769	207,881
FirstEnergy Corp.	2,128	80,587
FPL Group Inc.	2,701	140,587
Great Plains Energy Inc.	1,133	21,901
Hawaiian Electric Industries Inc.	769	17,956
Huaneng Power International Inc. SP ADR	503	11,569
IDACORP Inc.	439	15,839
Integrys Energy Group Inc.	586	29,071
Korea Electric Power Corp. SP ADR(a)	4,319	64,958

MDU Resources Group Inc.	1,423	30,168
Mirant Corp.(a)	1,029	11,998
National Grid PLC SP ADR	3,648	176,964
Northeast Utilities	1,239	34,432
NRG Energy Inc.(a)	1,951	47,156
NSTAR	774	28,328
NV Energy Inc.	1,825	22,794
OGE Energy Corp.	812	33,601
Pepco Holdings Inc.	1,574	26,349
PG&E Corp.	2,675	117,165
Pinnacle West Capital Corp.	798	29,797
PNM Resources Inc.	983	13,359
PPL Corp.	2,777	68,759
Progress Energy Inc.	1,951	77,884
Public Service Enterprise Group Inc.	3,623	116,407
RRI Energy Inc.(a)	2,891	11,766
SCANA Corp.	777	30,668
Southern Co.	5,840	201,830
TECO Energy Inc.	1,569	26,563
TransAlta Corp.	1,884	38,679
UIL Holdings Corp.	522	15,154
UniSource Energy Corp.	351	11,695
Westar Energy Inc.	953	22,577
Wisconsin Energy Corp.	820	43,058
Xcel Energy Inc.	3,245	70,579

		3,262,319
ELECTRICAL COMPONENTS & EQUIPMENT—0.48%
AMETEK Inc.	831	35,941
Belden Inc.	497	13,647
C&D Technologies Inc.(a)	3,473	5,036
Emerson Electric Co.	5,526	288,623
Energizer Holdings Inc.(a)	472	28,839
General Cable Corp.(a)	492	14,056
Hitachi Ltd. SP ADR(a)	3,238	142,051
Hubbell Inc. Class B	412	19,146

		547,339
ELECTRONICS—1.16%
Advantest Corp. SP ADR	1,330	34,420
Agilent Technologies Inc.(a)	2,647	95,980
Amphenol Corp. Class A	1,320	60,997
Arrow Electronics Inc.(a)	936	28,548
AU Optronics Corp. SP ADR(b)	6,063	70,270
Avnet Inc.(a)	1,213	38,780
AVX Corp.	619	9,564
Brady Corp. Class A	468	16,080
Celestica Inc.(a)	1,932	18,934
Checkpoint Systems Inc.(a)	553	12,492
CTS Corp.	1,006	10,563
Jabil Circuit Inc.	1,655	25,355
Koninklijke Philips Electronics NV NYS	7,248	241,648
Kyocera Corp. SP ADR	1,380	135,585
LG Display Co. Ltd. SP ADR(a)	3,325	70,157
Mettler-Toledo International Inc.(a)	266	33,378
Park Electrochemical Corp.	370	11,178
PerkinElmer Inc.	879	22,019
Technitrol Inc.	1,043	5,632
Thermo Fisher Scientific Inc.(a)	3,015	166,669
Thomas & Betts Corp.(a)	437	18,328
Tyco Electronics Ltd.	3,424	109,979
Vishay Intertechnology Inc.(a)	1,512	15,740

Waters Corp.(a)	725	52,193
Watts Water Technologies Inc. Class A	256	9,083

		1,313,572
ENERGY - ALTERNATE SOURCES—0.05%
Covanta Holding Corp.(a)	1,069	18,686
Headwaters Inc.(a)	889	5,334
LDK Solar Co. Ltd. SP ADR(a)	790	6,146
Suntech Power Holdings Co. Ltd. SP ADR(a)(b)	1,049	14,266
Yingli Green Energy Holding Co. Ltd. SP ADR(a)	1,025	12,946

		57,378
ENGINEERING & CONSTRUCTION—0.61%
ABB Ltd. SP ADR Sp ADR(a)	17,307	331,602
AECOM Technology Corp.(a)	865	26,011
Dycom Industries Inc.(a)	808	8,581
EMCOR Group Inc.(a)	676	19,307
Empresas ICA Sociedad Controladora SA de CV SP ADR(a)	1,621	17,134
Fluor Corp.	1,402	74,082
Granite Construction Inc.	287	9,646
Grupo Aeroportuario del Sureste SAB de CV Series B SP ADR	217	12,009
Jacobs Engineering Group Inc.(a)	947	45,664
KBR Inc.	1,337	29,521
McDermott International Inc.(a)	1,856	50,873
Shaw Group Inc. (The)(a)	723	27,676
URS Corp.(a)	653	33,531

		685,637
ENTERTAINMENT—0.11%
Bally Technologies Inc.(a)	503	23,198
International Game Technology	2,360	49,749
Pinnacle Entertainment Inc.(a)	993	13,435
Regal Entertainment Group Class A	901	15,389
Speedway Motorsports Inc.	222	3,608
Vail Resorts Inc.(a)	351	16,020
Warner Music Group Corp.(a)	712	4,877

		126,276
ENVIRONMENTAL CONTROL—0.23%
Calgon Carbon Corp.(a)	537	8,323
Mine Safety Appliances Co.	367	10,786
Nalco Holding Co.	1,075	26,585
Republic Services Inc.	2,413	74,875
Waste Connections Inc.(a)	688	24,624
Waste Management Inc.	3,285	113,924

		259,117
FOOD—2.06%
Campbell Soup Co.	1,625	58,272
ConAgra Foods Inc.	3,307	80,922
Corn Products International Inc.	613	22,068
Cosan Ltd. Class A(a)	1,740	18,479
Dean Foods Co.(a)	1,251	19,641
Del Monte Foods Co.	1,771	26,459
Flowers Foods Inc.	763	20,113
General Mills Inc.	2,273	161,792
Gruma SAB de CV SP ADR(a)	775	5,673
H.J. Heinz Co.	2,269	106,348
Hershey Co. (The)	1,120	52,651

Hormel Foods Corp.	633	25,801
J.M. Smucker Co. (The)	881	53,803
Kellogg Co.	1,726	94,826
Kraft Foods Inc. Class A(a)	11,798	349,221
Kroger Co. (The)	4,259	94,677
McCormick & Co. Inc. NVS	826	32,685
Ralcorp Holdings Inc.(a)	410	27,285
Ruddick Corp.	465	16,433
Safeway Inc.	2,951	69,644
Sara Lee Corp.	4,837	68,782
Smithfield Foods Inc.(a)	1,318	24,699
SUPERVALU Inc.	1,677	24,987
Sysco Corp.	4,309	135,906
Tootsie Roll Industries Inc.	308	8,193
TreeHouse Foods Inc.(a)	337	14,252
Tyson Foods Inc. Class A	2,332	45,684
Unilever NV NYS	11,566	349,987
Unilever PLC SP ADR	9,728	292,813
Weis Markets Inc.	238	8,873
Wimm-Bill-Dann Foods OJSC SP ADR(a)	1,153	25,078

		2,336,047
FOREST PRODUCTS & PAPER—0.38%
Buckeye Technologies Inc.(a)	522	7,371
Clearwater Paper Corp.(a)	189	12,035
Domtar Corp.(a)	352	24,936
Fibria Celulose SA SP ADR(a)	1,427	28,326
International Paper Co.	2,948	78,829
MeadWestvaco Corp.	1,152	31,300
Neenah Paper Inc.	434	7,595
P.H. Glatfelter Co.	540	7,933
Plum Creek Timber Co. Inc.	1,146	45,611
Potlatch Corp.	398	14,909
Rayonier Inc.	654	32,033
Rock-Tenn Co. Class A	312	16,099
Sappi Ltd. SP ADR(a)	3,507	14,799
Schweitzer-Mauduit International Inc.	202	11,498
Temple-Inland Inc.	935	21,804
Weyerhaeuser Co.	1,438	71,210

		426,288
GAS—0.31%
AGL Resources Inc.	581	22,955
Atmos Energy Corp.	721	21,327
Energen Corp.	571	27,905
Laclede Group Inc. (The)	253	8,622
New Jersey Resources Corp.	432	16,299
Nicor Inc.	375	16,316
NiSource Inc.	1,974	32,176
Northwest Natural Gas Co.	285	13,506
Piedmont Natural Gas Co.	507	13,943
Sempra Energy	1,497	73,623
South Jersey Industries Inc.	323	14,571
Southern Union Co.	906	23,674
Southwest Gas Corp.	437	13,591
UGI Corp.	709	19,490
Vectren Corp.	586	14,656
WGL Holdings Inc.	365	13,045

		345,699

HAND & MACHINE TOOLS—0.22%
Baldor Electric Co.	423	16,247
Kennametal Inc.	651	21,392
Nidec Corp. SP ADR	3,587	92,688
Regal Beloit Corp.	319	20,183
Snap-on Inc.	401	19,320
Stanley Black & Decker Inc.	1,205	74,891

		244,721
HEALTH CARE - PRODUCTS—2.93%
Alcon Inc.	608	94,763
Baxter International Inc.	4,452	210,224
Beckman Coulter Inc.	518	32,323
Becton, Dickinson and Co.	1,614	123,261
Boston Scientific Corp.(a)	11,163	76,801
C.R. Bard Inc.	670	57,975
Cantel Medical Corp.	405	8,084
CareFusion Corp.(a)	1,383	38,143
Cooper Companies Inc. (The)	397	15,439
Covidien PLC	3,722	178,619
Edwards Lifesciences Corp.(a)	437	45,046
Fresenius Medical Care AG & Co. KGaA SP ADR	1,419	76,541
Haemonetics Corp.(a)	214	12,382
Hill-Rom Holdings Inc.	525	16,648
Invacare Corp.	325	8,590
Inverness Medical Innovations Inc.(a)	783	31,148
Johnson & Johnson	20,350	1,308,505
Kinetic Concepts Inc.(a)	484	20,957
Luxottica Group SpA SP ADR	1,275	34,769
Medtronic Inc.	8,196	358,083
Mindray Medical International Ltd. SP ADR	680	25,976
ResMed Inc.(a)	577	39,484
Smith & Nephew PLC SP ADR	1,322	68,612
St. Jude Medical Inc.(a)	2,453	100,132
Steris Corp.	507	16,873
Stryker Corp.	2,228	127,976
Symmetry Medical Inc.(a)	693	8,011
Teleflex Inc.	317	19,438
Varian Medical Systems Inc.(a)	904	50,968
West Pharmaceutical Services Inc.	320	13,392
Zimmer Holdings Inc.(a)	1,551	94,471

		3,313,634
HEALTH CARE - SERVICES—0.91%
Aetna Inc.	3,219	95,121
Assisted Living Concepts Inc. Class A(a)	222	7,792
Centene Corp.(a)	399	9,137
Community Health Systems Inc.(a)	758	30,972
Covance Inc.(a)(b)	517	29,541
Coventry Health Care Inc.(a)	1,130	26,826
DaVita Inc.(a)	758	47,322
Health Management Associates Inc. Class A(a)	2,188	20,392
Health Net Inc.(a)	837	18,431
HealthSouth Corp.(a)	854	17,473
Humana Inc.(a)	1,262	57,699
Laboratory Corp. of America Holdings(a)(b)	830	65,213
MDS Inc.(a)	1,128	10,141
MEDNAX Inc.(a)	419	23,020
Molina Healthcare Inc.(a)	311	9,072
Quest Diagnostics Inc.	1,127	64,419
Sunrise Senior Living Inc.(a)	971	5,399

Tenet Healthcare Corp.(a)	3,941	24,631
UnitedHealth Group Inc.	8,610	260,969
Universal Health Services Inc. Class B	775	28,768
WellPoint Inc.(a)	3,345	179,961

		1,032,299
HOLDING COMPANIES - DIVERSIFIED—0.06%
Leucadia National Corp.(a)	1,454	36,801
Tomkins PLC SP ADR	2,059	31,441

		68,242
HOME BUILDERS—0.16%
D.R. Horton Inc.	2,269	33,331
KB Home	713	13,212
Lennar Corp. Class A	1,243	24,736
NVR Inc.(a)	49	35,184
Pulte Homes Inc.(a)	2,396	31,364
Thor Industries Inc.	425	15,177
Toll Brothers Inc.(a)	1,052	23,744
Winnebago Industries Inc.(a)	434	7,217

		183,965
HOME FURNISHINGS—0.51%
Furniture Brands International Inc.(a)	1,020	8,446
Harman International Industries Inc.(a)	573	22,622
Panasonic Corp. SP ADR	15,364	224,314
Sony Corp. SP ADR	7,399	253,194
Technicolor SP ADR(a)	4,525	5,837
Whirlpool Corp.	595	64,778

		579,191
HOUSEHOLD PRODUCTS & WARES—0.43%
ACCO Brands Corp.(a)	882	8,053
American Greetings Corp. Class A	463	11,371
Avery Dennison Corp.	795	31,029
Blyth Inc.	171	9,856
Church & Dwight Co. Inc.	544	37,672
Clorox Co. (The)	981	63,471
Ennis Inc.	545	10,077
Fortune Brands Inc.	1,121	58,763
Jarden Corp.	765	24,572
Kimberly-Clark Corp.	3,040	186,230
Scotts Miracle-Gro Co. (The) Class A	294	14,244
Tupperware Brands Corp.	579	29,570

		484,908
HOUSEWARES—0.05%
Newell Rubbermaid Inc.	2,082	35,540
Toro Co. (The)	365	20,783

		56,323
INSURANCE—4.53%
ACE Ltd.(a)	2,395	127,390
Aegon NV SP ADR(a)	11,245	78,940
Aflac Inc.	3,445	175,557
Alleghany Corp.(a)	57	16,938
Allstate Corp. (The)	4,004	130,811
Ambac Financial Group Inc.(a)(b)	2,374	3,585
American Financial Group Inc.	656	19,306

American International Group Inc.(a)(b)	930	36,177
Aon Corp.	1,776	75,409
Arthur J. Gallagher & Co.	942	24,746
Aspen Insurance Holdings Ltd.	644	17,375
Assurant Inc.	907	33,042
Assured Guaranty Ltd.	1,222	26,334
Aviva PLC SP ADR(b)	10,073	107,882
Axis Capital Holdings Ltd.	1,127	35,129
Berkshire Hathaway Inc. Class B(a)	13,754	1,059,058
China Life Insurance Co. Ltd. SP ADR	3,499	236,497
Chubb Corp.	2,493	131,805
CIGNA Corp.	2,064	66,172
CNA Financial Corp.(a)	279	7,846
Conseco Inc.(a)	2,253	13,293
Delphi Financial Group Inc. Class A	460	12,650
Endurance Specialty Holdings Ltd.	464	17,098
Everest Re Group Ltd.	457	35,029
FBL Financial Group Inc. Class A	419	10,827
Fidelity National Financial Inc. Class A	1,597	24,242
First American Corp.	994	34,363
Genworth Financial Inc. Class A(a)	3,740	61,785
Hanover Insurance Group Inc. (The)	320	14,416
Hartford Financial Services Group Inc. (The)	2,975	84,996
HCC Insurance Holdings Inc.	921	25,042
Horace Mann Educators Corp.	726	12,494
ING Groep NV SP ADR(a)	28,544	253,185
Kingsway Financial Services Inc.	1,820	4,022
Lincoln National Corp.	2,293	70,143
Loews Corp.	2,562	95,409
Manulife Financial Corp.	12,803	230,326
Markel Corp.(a)	80	30,627
Marsh & McLennan Companies Inc.	3,932	95,233
Mercury General Corp.	276	12,417
MetLife Inc.	4,194	191,163
Montpelier Re Holdings Ltd.	874	14,508
Old Republic International Corp.	1,908	28,639
PartnerRe Ltd.	614	47,634
Phoenix Companies Inc. (The)(a)	1,676	5,413
Platinum Underwriters Holdings Ltd.	478	17,786
Primus Guaranty Ltd.(a)(b)	1,569	7,076
Principal Financial Group Inc.	2,294	67,031
ProAssurance Corp.(a)	281	17,127
Progressive Corp. (The)	4,705	94,523
Protective Life Corp.	784	18,871
Prudential Financial Inc.	3,427	217,820
Prudential PLC SP ADR	9,313	162,326
Reinsurance Group of America Inc.	455	23,492
RenaissanceRe Holdings Ltd.	522	29,206
RLI Corp.	252	14,616
StanCorp Financial Group Inc.	384	17,265
Stewart Information Services Corp.(b)	476	5,417
Sun Life Financial Inc.	4,083	119,754
Torchmark Corp.	546	29,233
Transatlantic Holdings Inc.	540	26,854
Travelers Companies Inc. (The)	3,724	188,956
Unitrin Inc.	421	12,314
Unum Group	2,325	56,893
W.R. Berkley Corp.	1,058	28,566
White Mountains Insurance Group Ltd.	62	21,303
Willis Group Holdings PLC(b)	1,350	46,508
XL Capital Ltd. Class A	2,725	48,505
Zenith National Insurance Corp.	352	13,313

		5,119,708

INTERNET—0.07%
AOL Inc.(a)	984	22,986
Giant Interactive Group Inc. SP ADR	1,741	13,162
McAfee Inc.(a)	1,267	44,028

		80,176
INVESTMENT COMPANIES—0.01%
Arlington Asset Investment Corp. Class A(a)	495	9,979

		9,979
IRON & STEEL—0.82%
AK Steel Holding Corp.	968	16,214
Allegheny Technologies Inc.	713	38,124
ArcelorMittal Class A NYS	6,853	266,102
Carpenter Technology Corp.	367	14,412
Cliffs Natural Resources Inc.	1,028	64,281
Companhia Siderurgica Nacional SA SP ADR	6,066	113,131
Mechel OAO SP ADR	847	21,768
Nucor Corp.	2,057	93,223
POSCO SP ADR	1,966	220,506
Reliance Steel & Aluminum Co.	502	24,503
United States Steel Corp.	1,106	60,454

		932,718
LEISURE TIME—0.24%
Carnival Corp.(a)	3,105	129,478
Harley-Davidson Inc.	1,806	61,097
Polaris Industries Inc.	329	19,467
Royal Caribbean Cruises Ltd.(a)	1,126	40,356
WMS Industries Inc.(a)	481	24,060

		274,458
LODGING—0.34%
Boyd Gaming Corp.(a)(b)	666	8,458
Choice Hotels International Inc.	197	7,153
Gaylord Entertainment Co.(a)	346	11,678
InterContinental Hotels Group PLC SP ADR	1,955	34,388
Las Vegas Sands Corp.(a)(b)	3,261	81,068
Marcus Corp.	569	7,312
Marriott International Inc. Class A	2,193	80,615
MGM MIRAGE(a)	1,924	30,572
Orient-Express Hotels Ltd. Class A(a)	948	12,940
Starwood Hotels & Resorts Worldwide Inc.	1,256	68,465
Wyndham Worldwide Corp.	1,517	40,671

		383,320
MACHINERY—0.81%
AGCO Corp.(a)	682	23,884
Albany International Corp. Class A	386	9,831
Applied Industrial Technologies Inc.	476	14,651
Briggs & Stratton Corp.	489	11,609
Cascade Corp.	144	5,020
Caterpillar Inc.	4,572	311,308
CNH Global NV(a)	228	6,915
Cummins Inc.	1,396	100,833
Deere & Co.	3,070	183,647
Flowserve Corp.	437	50,072
Gardner Denver Inc.	439	22,077

Graco Inc.	550	19,074
IDEX Corp.	666	22,378
Kadant Inc.(a)	437	8,744
Manitowoc Co. Inc. (The)	1,197	16,770
NACCO Industries Inc. Class A	68	5,912
Rockwell Automation Inc.	1,060	64,363
Terex Corp.(a)	864	22,913
Wabtec Corp.	412	19,603

		919,604
MACHINERY - DIVERSIFIED—0.07%
Kubota Corp. SP ADR	1,735	75,889

		75,889
MANUFACTURING—3.65%
3M Co.	4,799	425,527
A.O. Smith Corp.	237	12,236
Acuity Brands Inc.	435	19,666
Ameron International Corp.	136	9,437
AptarGroup Inc.	447	19,239
Barnes Group Inc.	554	11,523
Blount International Inc.(a)	738	8,280
Brink’s Co. (The)	410	10,918
Carlisle Companies Inc.	526	19,846
CLARCOR Inc.	448	16,943
Cooper Industries PLC(b)	1,261	61,915
Crane Co.	437	15,706
Danaher Corp.	1,782	150,187
Donaldson Co. Inc.	586	27,132
Dover Corp.	1,349	70,445
Eastman Kodak Co.(a)	1,860	11,383
Eaton Corp.	1,230	94,907
EnPro Industries Inc.(a)	316	9,979
General Electric Co.	78,750	1,485,225
Harsco Corp.	673	20,836
Hexcel Corp.(a)	1,045	16,929
Honeywell International Inc.	5,045	239,486
Illinois Tool Works Inc.	3,159	161,425
Ingersoll-Rand PLC	2,351	86,940
ITT Corp.	1,329	73,853
Leggett & Platt Inc.	1,234	30,270
Myers Industries Inc.	685	7,439
Pall Corp.	872	33,999
Parker Hannifin Corp.	1,165	80,595
Pentair Inc.	730	26,397
Roper Industries Inc.	656	40,029
Siemens AG SP ADR	6,376	622,553
Textron Inc.	2,025	46,251
Tredegar Corp.	380	6,483
Trinity Industries Inc.	686	17,075
Tyco International Ltd.(a)	3,536	137,162

		4,128,216
MEDIA—1.82%
A.H. Belo Corp. Class A(a)	620	5,270
Belo Corp. Class A	1,124	9,745
British Sky Broadcasting Group PLC SP ADR	1,930	72,221
Cablevision NY Group Class A	1,864	51,148
CBS Corp. Class B NVS	4,325	70,108
Corus Entertainment Inc. Class B	716	14,556
E.W. Scripps Co. (The) Class A(a)	689	7,538

Entravision Communications Corp. Class A(a)(b)	1,567	5,030
Gannett Co. Inc.	1,830	31,147
Grupo Televisa SA SP ADR	3,617	75,161
John Wiley & Sons Inc. Class A	441	18,641
McGraw-Hill Companies Inc. (The)	2,339	78,871
Media General Inc. Class A(a)	408	5,161
Meredith Corp.	371	13,330
Pearson PLC SP ADR	6,175	98,615
Reed Elsevier NV SP ADR	2,721	64,025
Reed Elsevier PLC SP ADR	2,331	73,660
Rogers Communications Inc. Class B	3,548	126,344
Shaw Communications Inc. Class B	2,593	48,774
Thomson Reuters Corp.	2,755	98,849
Time Warner Cable Inc.	2,538	142,763
Time Warner Inc.	8,643	285,911
Viacom Inc. Class B NVS(a)	4,294	151,707
Walt Disney Co. (The)	13,257	488,388
Washington Post Co. (The) Class B	40	20,286

		2,057,249
METAL FABRICATE & HARDWARE—0.33%
CIRCOR International Inc.	239	8,236
Commercial Metals Co.	952	14,166
Kaydon Corp.	301	12,531
Mueller Water Products Inc. Class A	1,447	8,103
Precision Castparts Corp.	1,061	136,169
Sims Metal Management Ltd. SP ADR	1,271	23,920
Sterlite Industries (India) Ltd. SP ADR	3,035	55,055
Tenaris SA SP ADR	1,763	71,595
Timken Co. (The)	726	25,541
Valmont Industries Inc.	179	14,909
Worthington Industries Inc.	520	8,304

		378,529
MINING—3.95%
Agnico-Eagle Mines Ltd.	1,158	73,139
Alcoa Inc.	7,466	100,343
Alumina Ltd. SP ADR	4,645	26,058
Aluminum Corp. of China Ltd. SP ADR(a)	1,264	30,665
AMCOL International Corp.	303	8,708
AngloGold Ashanti Ltd. SP ADR	2,641	110,552
Barrick Gold Corp.	7,193	313,255
BHP Billiton Ltd. SP ADR	12,435	905,144
BHP Billiton PLC SP ADR	8,277	504,897
Cameco Corp.	2,949	72,575
Coeur d’Alene Mines Corp.(a)	757	13,565
Compania de Minas Buenaventura SA SP ADR	1,220	40,126
Compass Minerals International Inc.	247	18,602
Eldorado Gold Corp.(a)	4,221	64,497
Freeport-McMoRan Copper & Gold Inc.	3,212	242,602
Gammon Gold Inc.(a)	1,728	12,822
Gold Fields Ltd. SP ADR	4,638	62,335
Goldcorp Inc.	5,421	234,350
Harmony Gold Mining Co. Ltd. SP ADR	2,400	23,448
Hecla Mining Co.(a)(b)	2,155	12,865
IAMGOLD Corp.	2,956	52,824
Ivanhoe Mines Ltd.(a)	2,048	32,399
Kinross Gold Corp.	5,165	97,980
Newmont Mining Corp.	3,374	189,214
Rio Tinto PLC SP ADR	10,480	533,013
RTI International Metals Inc.(a)	359	9,711
Silver Wheaton Corp.(a)	2,761	53,895

Southern Copper Corp.	1,604	49,050
Stillwater Mining Co.(a)	620	10,478
Teck Resources Ltd. Class B(a)	3,714	145,663
Titanium Metals Corp.(a)	798	12,305
Vale SA SP ADR	9,770	299,255
Vulcan Materials Co.(b)	831	47,600
Yamana Gold Inc.	5,562	60,459

		4,464,394
MISCELLANEOUS - MANUFACTURING—0.01%
John Bean Technologies Corp.	412	7,568

		7,568
OFFICE & BUSINESS EQUIPMENT—0.48%
Canon Inc. SP ADR	8,590	392,391
Pitney Bowes Inc.	1,511	38,380
Xerox Corp.	10,180	110,962

		541,733
OFFICE FURNISHINGS—0.01%
Steelcase Inc. Class A	1,212	9,950

		9,950
OIL & GAS—12.87%
Anadarko Petroleum Corp.	3,654	227,133
Apache Corp.	2,441	248,396
Atwood Oceanics Inc.(a)	549	19,989
Berry Petroleum Co. Class A	556	17,998
BP PLC SP ADR	23,208	1,210,297
Cabot Oil & Gas Corp.	857	30,963
Canadian Natural Resources Ltd.	4,059	312,299
Cenovus Energy Inc.	5,668	166,072
Chesapeake Energy Corp.	4,865	115,787
Chevron Corp.	14,812	1,206,289
China Petroleum & Chemical Corp. SP ADR	1,222	98,078
Cimarex Energy Co.	684	46,567
CNOOC Ltd. SP ADR	1,163	204,595
Comstock Resources Inc.(a)	398	12,760
Concho Resources Inc.(a)	731	41,535
ConocoPhillips	9,594	567,869
Denbury Resources Inc.(a)	2,992	57,297
Devon Energy Corp.	3,024	203,606
Diamond Offshore Drilling Inc.(b)	485	38,364
EnCana Corp.	5,668	187,441
Eni SpA SP ADR	8,981	399,205
Ensco International PLC SP ADR	1,058	49,916
EOG Resources Inc.	1,876	210,337
EQT Corp.	1,080	46,969
EXCO Resources Inc.	1,524	28,270
Exxon Mobil Corp.	34,966	2,372,443
Forest Oil Corp.(a)	798	23,381
Frontier Oil Corp.	1,095	16,644
Goodrich Petroleum Corp.(a)(b)	390	6,603
Helmerich & Payne Inc.	792	32,171
Hess Corp.	2,197	139,619
Marathon Oil Corp.	5,277	169,656
Mariner Energy Inc.(a)	1,010	24,119
Murphy Oil Corp.	1,456	87,578
Nabors Industries Ltd.(a)	2,162	46,634
Newfield Exploration Co.(a)	1,032	60,052

Nexen Inc.	3,924	95,275
Noble Corp.(a)	1,934	76,374
Noble Energy Inc.	1,323	101,077
Occidental Petroleum Corp.	6,014	533,201
Parker Drilling Co.(a)	1,730	9,567
Penn Virginia Corp.	385	9,821
Penn West Energy Trust	1,928	38,695
Petrobras Energia SA SP ADR	243	3,941
PetroChina Co. Ltd. SP ADR	1,546	177,991
Petrohawk Energy Corp.(a)	2,349	50,715
Petroleo Brasileiro SA SP ADR	8,355	354,503
Pioneer Natural Resources Co.	935	59,962
Plains Exploration & Production Co.(a)	1,068	31,303
Pride International Inc.(a)	1,212	36,760
Quicksilver Resources Inc.(a)	1,180	16,367
Range Resources Corp.	1,229	58,697
Repsol YPF SA SP ADR	5,937	139,223
Rowan Companies Inc.(a)	814	24,257
Royal Dutch Shell PLC Class A SP ADR	13,092	821,523
Royal Dutch Shell PLC Class B SP ADR	9,928	602,431
SandRidge Energy Inc.(a)(b)	1,751	13,150
Sasol Ltd. SP ADR	3,166	128,698
Seadrill Ltd.	2,006	50,672
Southwestern Energy Co.(a)	2,594	102,930
St. Mary Land & Exploration Co.	577	23,219
Statoil ASA SP ADR	7,985	192,997
Stone Energy Corp.(a)	654	10,660
Suncor Energy Inc.	11,557	394,903
Sunoco Inc.	934	30,617
Swift Energy Co.(a)	567	20,514
Talisman Energy Inc.	7,756	132,162
Tesoro Corp.	1,276	16,779
Total SA SP ADR	16,137	877,530
Transocean Ltd.(a)	2,362	171,127
Ultra Petroleum Corp.(a)	1,173	56,034
Unit Corp.(a)	383	18,296
VAALCO Energy Inc.	1,873	10,508
Valero Energy Corp.	4,216	87,651
W&T Offshore Inc.	536	5,076
Whiting Petroleum Corp.(a)	450	40,649
XTO Energy Inc.	4,293	204,003
YPF SA SP ADR	27	1,205

		14,557,995
OIL & GAS SERVICES—1.54%
Baker Hughes Inc.	3,169	157,689
Cameron International Corp.(a)	1,872	73,869
Compagnie Generale de Geophysique-Veritas SP ADR(a)	1,228	36,914
Complete Production Services Inc.(a)	696	10,503
Core Laboratories NV	217	32,526
Dril-Quip Inc.(a)	359	20,797
Exterran Holdings Inc.(a)	551	16,062
FMC Technologies Inc.(a)	966	65,389
Halliburton Co.	6,651	203,853
Helix Energy Solutions Group Inc.(a)	899	13,107
ION Geophysical Corp.(a)	1,165	7,002
National Oilwell Varco Inc.	3,151	138,739
Newpark Resources Inc.(a)	1,458	9,739
Oceaneering International Inc.(a)	479	31,374
Oil States International Inc.(a)	447	21,595
Schlumberger Ltd.	8,769	626,282
SEACOR Holdings Inc.(a)	202	17,002
Smith International Inc.	1,799	85,920

Superior Energy Services Inc.(a)	731	19,781
Tetra Technologies Inc.(a)	861	10,582
Tidewater Inc.	401	21,498
Weatherford International Ltd.(a)(b)	5,239	94,878
Willbros Group Inc.(a)	673	8,446
World Fuel Services Corp.	724	20,583

		1,744,130
PACKAGING & CONTAINERS—0.21%
Ball Corp.	627	33,363
Bemis Co. Inc.	700	21,287
Crown Holdings Inc.(a)	1,101	28,626
Greif Inc. Class A	237	14,026
Owens-Illinois Inc.(a)	1,325	46,958
Packaging Corp. of America	761	18,820
Pactiv Corp.(a)	981	24,927
Sealed Air Corp.	1,171	25,176
Sonoco Products Co.	654	21,667

		234,850
PHARMACEUTICALS—6.03%
Abbott Laboratories	11,398	583,122
Allergan Inc.	2,329	148,334
AmerisourceBergen Corp.	2,305	71,109
AstraZeneca PLC SP ADR	10,879	481,178
Bristol-Myers Squibb Co.	12,643	319,741
Cardinal Health Inc.	2,752	95,467
Elan Corp. PLC SP ADR(a)	4,011	26,954
Eli Lilly and Co.	7,381	258,114
Forest Laboratories Inc.(a)	2,343	63,870
GlaxoSmithKline PLC SP ADR	19,474	726,185
Hospira Inc.(a)	1,198	64,440
King Pharmaceuticals Inc.(a)	2,054	20,129
K-V Pharmaceutical Co. Class A(a)	2,645	4,100
Mead Johnson Nutrition Co. Class A	1,522	78,550
Medco Health Solutions Inc.(a)	3,527	207,811
Medicis Pharmaceutical Corp. Class A	657	16,675
Merck & Co. Inc.	23,059	807,987
NBTY Inc.(a)	549	22,333
Novartis AG SP ADR	18,256	928,318
Novo-Nordisk A/S SP ADR	3,301	271,012
Omnicare Inc.	807	22,427
Pfizer Inc.	59,733	998,736
PharMerica Corp.(a)	549	10,596
Sanofi-Aventis SP ADR(a)	16,387	558,961
Watson Pharmaceuticals Inc.(a)	926	39,651

		6,825,800
PIPELINES—0.65%
El Paso Corp.	5,369	64,965
Enbridge Inc.	2,574	124,350
National Fuel Gas Co.	579	30,120
ONEOK Inc.	841	41,327
Questar Corp.	1,384	66,363
Spectra Energy Corp.	4,841	112,989
TransCanada Corp.	5,097	179,414
Transportadora de Gas del Sur SA SP ADR	2,446	8,218
Williams Companies Inc. (The)	4,398	103,837

		731,583

REAL ESTATE—0.25%
Brookfield Asset Management Inc. Class A	3,905	98,953
Brookfield Properties Corp.	2,123	33,925
CB Richard Ellis Group Inc. Class A(a)	2,075	35,939
E-House (China) Holdings Ltd. SP ADR(a)(b)	695	11,683
Forest City Enterprises Inc. Class A(a)	1,009	15,589
Forestar Group Inc.(a)	507	11,428
Hilltop Holdings Inc.(a)	914	10,721
Jones Lang LaSalle Inc.	360	28,397
MI Developments Inc. Class A	652	8,711
St. Joe Co. (The)(a)	713	23,557

		278,903
REAL ESTATE INVESTMENT TRUSTS—1.91%
Alexandria Real Estate Equities Inc.	348	24,642
AMB Property Corp.	1,124	31,315
American Campus Communities Inc.	613	17,268
Annaly Capital Management Inc.	4,137	70,122
Anworth Mortgage Asset Corp.(b)	1,630	10,937
Apartment Investment and Management Co. Class A	1,011	22,657
Ashford Hospitality Trust Inc.(a)(b)	1,290	11,997
AvalonBay Communities Inc.	595	61,904
BioMed Realty Trust Inc.	987	18,269
Boston Properties Inc.	1,011	79,727
BRE Properties Inc. Class A	460	19,210
Camden Property Trust	504	24,409
CapLease Inc.	1,768	10,307
Chimera Investment Corp.	5,051	20,558
DCT Industrial Trust Inc.	2,024	10,646
Developers Diversified Realty Corp.	1,573	19,332
Douglas Emmett Inc.	744	12,455
Duke Realty Corp.	1,873	25,342
EastGroup Properties Inc.	341	13,940
Entertainment Properties Trust	375	16,395
Equity Lifestyle Properties Inc.	276	15,321
Equity One Inc.	405	7,861
Equity Residential	2,010	90,993
Essex Property Trust Inc.	201	21,270
Extra Space Storage Inc.	975	14,644
Federal Realty Investment Trust	453	35,058
FelCor Lodging Trust Inc.(a)	1,339	10,859
First Industrial Realty Trust Inc.(a)	751	5,993
General Growth Properties Inc.	2,501	39,266
Getty Realty Corp.	458	11,345
Glimcher Realty Trust	1,081	7,362
HCP Inc.	2,267	72,816
Health Care REIT Inc.	937	42,099
Highwoods Properties Inc.	533	17,040
Home Properties Inc.	300	14,907
Hospitality Properties Trust	1,028	27,232
Host Hotels & Resorts Inc.(a)	4,805	78,129
HRPT Properties Trust	2,005	15,719
Inland Real Estate Corp.	986	9,288
iStar Financial Inc.(a)	1,088	7,300
Kilroy Realty Corp.	423	14,830
Kimco Realty Corp.	2,904	45,273
LaSalle Hotel Properties	707	18,629
Lexington Realty Trust	1,305	9,239
Liberty Property Trust	835	28,231
Macerich Co. (The)	775	34,650
Maguire Properties Inc.(a)(b)	1,512	5,594
MFA Financial Inc.	2,296	16,325

National Health Investors Inc.	420	17,060
National Retail Properties Inc.	785	18,471
Nationwide Health Properties Inc.	936	32,779
NorthStar Realty Finance Corp.	1,672	7,892
Omega Healthcare Investors Inc.	800	16,016
Parkway Properties Inc.	313	6,166
Pennsylvania Real Estate Investment Trust	565	8,921
Post Properties Inc.	577	14,864
ProLogis	3,734	49,177
Public Storage	956	92,646
Ramco-Gershenson Properties Trust	749	9,333
Realty Income Corp.	870	28,527
Regency Centers Corp.	641	26,313
Saul Centers Inc.	228	9,013
Senior Housing Properties Trust	1,058	23,784
Simon Property Group Inc.	2,086	185,696
SL Green Realty Corp.	615	38,235
Sovran Self Storage Inc.	391	14,424
Strategic Hotels & Resorts Inc.(a)	1,451	9,315
Sun Communities Inc.	510	14,749
Sunstone Hotel Investors Inc.(a)	975	12,412
Tanger Factory Outlet Centers Inc.	356	14,810
Taubman Centers Inc.	478	20,731
UDR Inc.	1,155	23,458
Universal Health Realty Income Trust	469	15,580
U-Store-It Trust	870	7,499
Ventas Inc.	1,211	57,196
Vornado Realty Trust	1,325	110,465
Washington Real Estate Investment Trust	588	18,493
Weingarten Realty Investors	973	22,496

		2,165,226
RETAIL—4.36%
99 Cents Only Stores(a)	521	8,086
Abercrombie & Fitch Co. Class A	606	26,500
Advance Auto Parts Inc.	770	34,727
Aeropostale Inc.(a)	860	24,974
American Eagle Outfitters Inc.	1,361	22,878
AnnTaylor Stores Corp.(a)	586	12,716
AutoNation Inc.(a)	746	15,069
AutoZone Inc.(a)	226	41,812
Barnes & Noble Inc.	423	9,323
Best Buy Co. Inc.	2,586	117,922
Big Lots Inc.(a)	745	28,459
BJ’s Wholesale Club Inc.(a)	507	19,408
Blockbuster Inc. Class A(a)(b)	18,934	7,053
Brinker International Inc.	1,002	18,557
Brown Shoe Co. Inc.	587	11,036
Buckle Inc. (The)	286	10,347
Cabela’s Inc.(a)(b)	601	10,914
CarMax Inc.(a)	1,708	41,966
Cash America International Inc.	336	12,452
Cato Corp. (The) Class A	426	10,118
Chico’s FAS Inc.(a)	1,469	21,873
Chipotle Mexican Grill Inc.(a)	291	39,259
CKE Restaurants Inc.	941	11,612
Collective Brands Inc.(a)	620	14,539
CVS Caremark Corp.	10,469	386,620
Darden Restaurants Inc.	1,114	49,852
Delhaize Group SP ADR	742	61,415
Dick’s Sporting Goods Inc.(a)	842	24,511
Dillard’s Inc. Class A	625	17,550
DineEquity Inc.(a)	214	8,802

Family Dollar Stores Inc.	993	39,283
GameStop Corp. Class A(a)	1,188	28,880
Gap Inc. (The)	3,759	92,960
Genesco Inc.(a)	264	8,789
Home Depot Inc. (The)	12,586	443,656
J.C. Penney Co. Inc.	1,539	44,893
Kohl’s Corp.(a)	2,143	117,844
Landry’s Restaurants Inc.(a)	244	5,634
Limited Brands Inc.	2,130	57,084
Lowe’s Companies Inc.	10,846	294,144
Macy’s Inc.	3,264	75,725
McDonald’s Corp.	7,960	561,896
Men’s Wearhouse Inc. (The)	399	9,428
Movado Group Inc.(a)	435	5,398
MSC Industrial Direct Co. Inc. Class A	410	22,341
New York & Co. Inc.(a)	1,233	7,571
Nordstrom Inc.	1,322	54,638
Nu Skin Enterprises Inc. Class A	621	18,667
Office Depot Inc.(a)	2,574	17,658
OfficeMax Inc.(a)	694	13,186
Regis Corp.	513	9,809
Rite Aid Corp.(a)	9,794	14,495
Saks Inc.(a)	1,332	12,987
Sonic Automotive Inc.(a)	750	8,010
Stage Stores Inc.	591	9,013
Talbots Inc. (The)(a)	538	8,850
Target Corp.	5,052	287,307
Tiffany & Co.	996	48,286
Tim Hortons Inc.	1,519	50,112
TJX Companies Inc. (The)	3,176	147,176
Under Armour Inc. Class A(a)(b)	432	14,580
Wal-Mart Stores Inc.	15,926	854,430
Walgreen Co.	7,439	261,481
Wendy’s/Arby’s Group Inc. Class A	2,975	15,797
Yum! Brands Inc.	3,477	147,494

		4,929,852
SAVINGS & LOANS—0.06%
New York Community Bancorp Inc.(b)	3,377	55,619
NewAlliance Bancshares Inc.	925	12,053

		67,672
SEMICONDUCTORS—0.88%
Advanced Micro Devices Inc.(a)	4,405	39,909
Advanced Semiconductor Engineering Inc. SP ADR	7,178	34,885
Analog Devices Inc.	2,097	62,763
Emulex Corp.(a)	929	10,916
Fairchild Semiconductor International Inc.(a)	1,274	14,294
International Rectifier Corp.(a)	617	14,203
LSI Corp.(a)	5,231	31,491
MEMC Electronic Materials Inc.(a)	1,492	19,351
National Semiconductor Corp.	1,780	26,309
Semiconductor Manufacturing International Corp. SP ADR(a)	3,108	16,535
STMicroelectronics NV NYS	4,846	44,583
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	32,548	344,683
Teradyne Inc.(a)	1,504	18,394
Texas Instruments Inc.	9,378	243,922
United Microelectronics Corp. SP ADR(a)	19,656	69,582

		991,820

SOFTWARE—0.70%
American Reprographics Co.(a)	857	8,561
Broadridge Financial Solutions Inc.	1,207	28,739
Dun & Bradstreet Corp. (The)	378	29,095
Fair Isaac Corp.	466	9,814
Fidelity National Information Services Inc.	2,561	67,329
Global Payments Inc.	704	30,138
Konami Corp. SP ADR	799	15,804
Red Hat Inc.(a)	1,659	49,554
Salesforce.com Inc.(a)	879	75,242
SAP AG SP ADR(b)	6,619	314,072
Sybase Inc.(a)	730	31,667
SYNNEX Corp.(a)	306	8,391
Total System Services Inc.	1,623	25,984
VeriFone Holdings Inc.(a)	792	15,072
VMware Inc. Class A(a)	514	31,683
Wipro Ltd. SP ADR	2,338	52,511

		793,656
TELECOMMUNICATIONS—5.72%
Alcatel-Lucent SP ADR(a)	17,184	54,473
Amdocs Ltd.(a)	1,584	50,593
America Movil SAB de CV Series L SP ADR	5,659	291,325
American Tower Corp. Class A(a)	3,053	124,593
Anixter International Inc.(a)	256	13,414
AT&T Inc.	43,894	1,143,878
BCE Inc.	1,992	59,959
British Telecom PLC SP ADR	6,157	117,907
CenturyLink Inc.	2,291	78,146
China Mobile Hong Kong Ltd. SP ADR	6,206	303,473
China Telecom Corp. Ltd. SP ADR	995	45,671
China Unicom (Hong Kong) Ltd. SP ADR	9,725	120,882
Cincinnati Bell Inc.(a)	3,079	10,376
CommScope Inc.(a)	834	27,172
Corning Inc.	11,598	223,261
Crown Castle International Corp.(a)	1,961	74,224
Deutsche Telekom AG SP ADR	21,892	262,485
France Telecom SA SP ADR	14,017	308,374
Frontier Communications Corp.(b)	2,586	20,585
Harris Corp.	974	50,142
Hellenic Telecommunications Organization SA SP ADR	3,745	21,197
Juniper Networks Inc.(a)	3,995	113,498
KT Corp. SP ADR(a)	1,907	43,098
Magyar Telekom Telecommunications PLC SP ADR	812	14,405
MasTec Inc.(a)	673	8,419
MetroPCS Communications Inc.(a)	2,095	15,985
Mobile TeleSystems SP ADR	1,494	82,544
Motorola Inc.(a)	16,082	113,700
NeuStar Inc. Class A(a)	775	18,964
Nippon Telegraph and Telephone Corp. SP ADR	6,130	124,378
Nokia OYJ SP ADR(a)	27,709	336,941
NTT DoCoMo Inc. SP ADR	11,475	177,977
Philippine Long Distance Telephone Co. SP ADR	664	37,343
Plantronics Inc.	487	16,168
Portugal Telecom SGPS SA SP ADR(a)	5,825	58,891
PT Indosat Tbk SP ADR	224	7,336
PT Telekomunikasi Indonesia SP ADR	1,982	68,815
Qwest Communications International Inc.	10,576	55,312
SK Telecom Co. Ltd. SP ADR	2,232	41,314
Sprint Nextel Corp.(a)	20,195	85,829
Syniverse Holdings Inc.(a)	837	16,807
Tata Communications Ltd. SP ADR(b)	213	2,556

Telecom Argentina SA SP ADR(a)	804	15,718
Telecom Corp. of New Zealand Ltd. SP ADR	3,338	26,137
Telecom Italia SpA SP ADR(a)	7,682	106,396
Telefonica SA SP ADR	10,092	684,036
Telefonos de Mexico SAB de CV Series L SP ADR	2,145	32,926
Telmex Internacional SAB de CV SP ADR	2,382	45,496
TELUS Corp. NVS	1,085	38,311
Turkcell Iletisim Hizmetleri AS SP ADR	2,113	34,167
Verizon Communications Inc.	20,996	606,574
VimpelCom Ltd. SP ADR(a)	2,492	43,411

		6,475,582
TEXTILES—0.04%
Mohawk Industries Inc.(a)	458	29,193
UniFirst Corp.	208	10,165

		39,358
TOYS, GAMES & HOBBIES—0.03%
Hasbro Inc.	912	34,984

		34,984
TRANSPORTATION—1.46%
Bristow Group Inc.(a)	385	14,903
Canadian National Railway Co.	3,423	204,661
Canadian Pacific Railway Ltd.	1,222	71,927
Con-way Inc.	445	17,284
CSX Corp.	2,912	163,218
FedEx Corp.	2,150	193,521
Frontline Ltd.	566	20,659
Genesee & Wyoming Inc. Class A(a)	323	12,629
Guangshen Railway Co. Ltd. SP ADR	397	7,694
Kansas City Southern Industries Inc.(a)	828	33,575
Kirby Corp.(a)	584	24,575
Knight Transportation Inc.	781	16,627
Norfolk Southern Corp.	2,641	156,691
Overseas Shipholding Group Inc.	274	13,716
Ryder System Inc.	412	19,166
Ship Finance International Ltd.	746	14,771
Teekay Corp.	465	11,648
Tsakos Energy Navigation Ltd.	476	6,969
Union Pacific Corp.	3,710	280,699
United Parcel Service Inc. Class B	5,306	366,857

		1,651,790
TRUCKING & LEASING—0.01%
GATX Corp.	363	11,848

		11,848
WATER—0.14%
American States Water Co.	372	13,883
Aqua America Inc.	899	16,479
California Water Service Group	301	11,658
Companhia de Saneamento Basico do Estado de Sao Paulo SP ADR	540	21,249
Veolia Environnement SP ADR	3,039	94,786

		158,055

TOTAL COMMON STOCKS
(Cost: $ 131,878,751)		112,828,860

Security	Shares	Value
SHORT-TERM INVESTMENTS—1.37%

MONEY MARKET FUNDS—1.37%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%(c)(e)(f)	1,184,146	1,184,146
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%(c)(e)(f)	218,365	218,365
BlackRock Cash Funds: Treasury, SL Agency Shares
0.10%(c)(e)	148,096	148,096

		1,550,607

TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 1,550,607)		1,550,607

TOTAL INVESTMENTS IN SECURITIES—101.09%
(Cost: $133,429,358)		114,379,467
Other Assets, Less Liabilities—(1.09)%		(1,233,208)

NET ASSETS—100.00%		$113,146,259

NVS - Non-Voting Shares

NYS - New York Registered Shares

SP ADR - Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® NYSE 100 INDEX FUND

April 30, 2010

Security	Shares	Value

COMMON STOCKS—99.86%

AEROSPACE & DEFENSE—2.84%
Boeing Co. (The)	7,698	$557,566
General Dynamics Corp.	3,675	280,623
Lockheed Martin Corp.	3,478	295,248
United Technologies Corp.	9,875	740,131

		1,873,568
AGRICULTURE—2.95%
Altria Group Inc.	23,449	496,884
Monsanto Co.	6,158	388,324
Philip Morris International Inc.	21,725	1,066,263

		1,951,471
APPAREL—0.36%
Nike Inc. Class B	3,140	238,357

		238,357
AUTO MANUFACTURERS—0.73%
Ford Motor Co.(a)(b)	36,856	479,865

		479,865
BANKS—8.37%
Bank of America Corp.	113,409	2,022,083
Bank of New York Mellon Corp. (The)	13,665	425,391
PNC Financial Services Group Inc. (The)(c)	5,907	397,010
State Street Corp.	5,656	246,036
U.S. Bancorp	21,849	584,898
Wells Fargo & Co.	55,922	1,851,577

		5,526,995
BEVERAGES—3.80%
Coca-Cola Co. (The)	24,314	1,299,583
PepsiCo Inc.	18,582	1,211,918

		2,511,501
CHEMICALS—1.77%
Dow Chemical Co. (The)	13,068	402,886
E.I. du Pont de Nemours and Co.	9,680	385,651
Mosaic Co. (The)	1,704	87,143
Praxair Inc.	3,505	293,614

		1,169,294
COMMERCIAL SERVICES—1.62%
Accenture PLC Class A(b)	7,228	315,430
MasterCard Inc. Class A	1,099	272,596
Visa Inc. Class A	5,360	483,633

		1,071,659
COMPUTERS—5.70%
EMC Corp.(a)	23,315	443,218
Hewlett-Packard Co.	27,072	1,406,932
International Business Machines Corp.	14,825	1,912,425

		3,762,575

COSMETICS & PERSONAL CARE—3.87%
Colgate-Palmolive Co.	5,687	478,277
Procter & Gamble Co. (The)	33,448	2,079,127

		2,557,404
DIVERSIFIED FINANCIAL SERVICES—7.49%
American Express Co.	12,027	554,685
BlackRock Inc.(c)	478	87,952
Citigroup Inc.(a)	234,960	1,026,775
Franklin Resources Inc.	1,783	206,186
Goldman Sachs Group Inc. (The)	4,922	714,674
JPMorgan Chase & Co.	45,341	1,930,620
Morgan Stanley	14,167	428,127

		4,949,019
ELECTRIC—2.14%
Dominion Resources Inc.	6,832	285,578
Duke Energy Corp.	14,923	250,408
Exelon Corp.	7,543	328,799
FPL Group Inc.	4,353	226,574
Southern Co.	9,374	323,965

		1,415,324
ELECTRICAL COMPONENTS & EQUIPMENT—0.68%
Emerson Electric Co.	8,629	450,693

		450,693
FOOD—1.20%
General Mills Inc.	3,520	250,553
Kraft Foods Inc. Class A	18,233	539,697

		790,250
HEALTH CARE - PRODUCTS—5.02%
Alcon Inc.	872	135,910
Baxter International Inc.	6,883	325,015
Covidien PLC	5,732	275,079
Johnson & Johnson	31,564	2,029,565
Medtronic Inc.	12,638	552,154

		3,317,723
HEALTH CARE - SERVICES—1.03%
UnitedHealth Group Inc.(a)	13,227	400,911
WellPoint Inc.(a)	5,239	281,858

		682,769
HOUSEHOLD PRODUCTS & WARES—0.44%
Kimberly-Clark Corp.	4,746	290,740

		290,740
INSURANCE—2.35%
Aflac Inc.	5,326	271,413
Berkshire Hathaway Inc. Class B(a)	8,833	680,141
MetLife Inc.	6,627	302,059
Travelers Companies Inc. (The)	5,869	297,793

		1,551,406

MACHINERY—0.73%
Caterpillar Inc.	7,098	483,303

		483,303
MANUFACTURING—5.79%
3M Co.	7,456	661,123
Danaher Corp.	2,821	237,754
General Electric Co.	121,769	2,296,563
Honeywell International Inc.	7,974	378,526
Illinois Tool Works Inc.	4,910	250,901

		3,824,867
MEDIA—1.82%
Time Warner Inc.	13,344	441,419
Walt Disney Co. (The)	20,569	757,762

		1,199,181
MINING—1.14%
Freeport-McMoRan Copper & Gold Inc.	4,910	370,852
Newmont Mining Corp.	5,455	305,917
Southern Copper Corp.	2,424	74,126

		750,895
OIL & GAS—14.32%
Anadarko Petroleum Corp.	5,604	348,345
Apache Corp.	3,806	387,299
Chevron Corp.	22,876	1,863,021
ConocoPhillips	14,860	879,563
Devon Energy Corp.	4,788	322,376
EOG Resources Inc.	2,881	323,018
Exxon Mobil Corp.	54,183	3,676,317
Marathon Oil Corp.	8,125	261,219
Occidental Petroleum Corp.	9,246	819,750
Transocean Ltd.(a)	3,645	264,080
XTO Energy Inc.	6,591	313,204

		9,458,192
OIL & GAS SERVICES—1.95%
Halliburton Co.	10,212	312,998
Schlumberger Ltd.	13,603	971,526

		1,284,524
PHARMACEUTICALS—7.39%
Abbott Laboratories	17,559	898,318
Bristol-Myers Squibb Co.	19,343	489,185
Eli Lilly and Co.	11,225	392,538
Medco Health Solutions Inc.(a)	5,418	319,229
Merck & Co. Inc.	35,524	1,244,761
Pfizer Inc.	91,952	1,537,437

		4,881,468
RETAIL—7.22%
CVS Caremark Corp.	16,118	595,238
Home Depot Inc. (The)	19,399	683,815

Lowe’s Companies Inc.	16,713	453,256
McDonald’s Corp.	12,318	869,528
Target Corp.	7,814	444,382
Wal-Mart Stores Inc.	24,685	1,324,350
Walgreen Co.	11,332	398,320

		4,768,889
SEMICONDUCTORS—0.56%
Texas Instruments Inc.	14,317	372,385

		372,385
TELECOMMUNICATIONS—4.62%
AT&T Inc.	67,797	1,766,790
Corning Inc.	17,872	344,036
Verizon Communications Inc.	32,629	942,652

		3,053,478
TRANSPORTATION—1.96%
FedEx Corp.	3,307	297,663
Union Pacific Corp.	5,752	435,196
United Parcel Service Inc. Class B	8,131	562,178

		1,295,037

TOTAL COMMON STOCKS
(Cost: $ 75,943,233)		65,962,832

SHORT-TERM INVESTMENTS—0.74%

Security	Shares	Value

MONEY MARKET FUNDS—0.74%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%(c)(d)(e)	322,264	322,264
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%(c)(d)(e)	59,428	59,428
BlackRock Cash Funds: Treasury, SL Agency Shares
0.10%(c)(d)	105,682	105,682

		487,374

TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 487,374)		487,374

TOTAL INVESTMENTS IN SECURITIES—100.60%
(Cost: $76,430,607)		66,450,206
Other Assets, Less Liabilities—(0.60)%		(391,913)

NET ASSETS—100.00%		$66,058,293

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P NORTH AMERICAN NATURAL RESOURCES SECTOR INDEX FUND

April 30, 2010

Security	Shares	Value

COMMON STOCKS—99.93%

BUILDING MATERIALS—0.44%
Eagle Materials Inc.	50,357	$1,604,878
Martin Marietta Materials Inc.(a)	52,354	5,019,701
Texas Industries Inc.	31,870	1,205,961

		7,830,540
COAL—2.69%
Alpha Natural Resources Inc.(b)	139,044	6,546,192
Arch Coal Inc.	186,719	5,041,413
CONSOL Energy Inc.	253,754	11,337,729
Massey Energy Co.	116,724	4,275,600
Patriot Coal Corp.(b)	86,167	1,696,628
Peabody Energy Corp.	308,863	14,430,079
Walter Energy Inc.	61,179	4,943,875

		48,271,516
FOREST PRODUCTS & PAPER—2.20%
Domtar Corp.(b)	50,263	3,560,631
International Paper Co.	498,010	13,316,788
MeadWestvaco Corp.	196,708	5,344,556
Rock-Tenn Co. Class A	44,537	2,298,109
Temple-Inland Inc.	123,163	2,872,161
Weyerhaeuser Co.	243,046	12,035,638

		39,427,883
GAS—0.21%
Southern Union Co.	142,594	3,725,981

		3,725,981
MANUFACTURING—0.19%
AptarGroup Inc.	77,698	3,344,122

		3,344,122
MINING—16.59%
Agnico-Eagle Mines Ltd.(a)	179,975	11,367,221
Alcoa Inc.	1,174,125	15,780,240
Barrick Gold Corp.	1,131,276	49,267,070
Cameco Corp.	451,248	11,105,213
Coeur d’Alene Mines Corp.(b)	89,064	1,596,027
Compass Minerals International Inc.	37,468	2,821,715
Eldorado Gold Corp.(a)(b)	618,064	9,444,018
Freeport-McMoRan Copper & Gold Inc.	494,746	37,368,165
Gammon Gold Inc.(b)	158,276	1,174,408
Goldcorp Inc.	843,373	36,459,015
IAMGOLD Corp.(a)	423,549	7,568,821
Ivanhoe Mines Ltd.(a)(b)	361,779	5,723,344
Kinross Gold Corp.	799,923	15,174,539
New Gold Inc.	448,652	2,624,614
Newmont Mining Corp.	564,343	31,648,355
Pan American Silver Corp.	122,247	3,237,101
Royal Gold Inc.	52,453	2,684,545
Silver Standard Resources Inc.(b)	89,762	1,841,019
Silver Wheaton Corp.(a)(b)	392,872	7,668,861
Teck Resources Ltd. Class B(b)	555,131	21,772,238

Thompson Creek Metals Co. Inc.(b)	160,753	2,060,853
Titanium Metals Corp.(b)	97,229	1,499,271
Vulcan Materials Co.(a)	145,065	8,309,323
Yamana Gold Inc.	842,979	9,163,182

		297,359,158
OIL & GAS—59.74%
Anadarko Petroleum Corp.	566,237	35,197,292
Apache Corp.	386,832	39,364,024
Arena Resources Inc.(b)	44,179	1,631,530
Atlas Energy Inc.(b)	90,187	3,253,947
Atwood Oceanics Inc.(b)	65,011	2,367,051
Bill Barrett Corp.(b)	44,442	1,514,583
Cabot Oil & Gas Corp.	119,161	4,305,287
Canadian Natural Resources Ltd.	623,698	47,987,324
Cenovus Energy Inc.	863,766	25,308,344
Chesapeake Energy Corp.	750,209	17,854,974
Chevron Corp.	1,620,777	131,996,079
Cimarex Energy Co.	96,677	6,581,770
Comstock Resources Inc.(b)	53,763	1,723,642
Concho Resources Inc.(b)	93,556	5,315,852
ConocoPhillips	1,709,093	101,161,215
Denbury Resources Inc.(a)(b)	455,265	8,718,325
Devon Energy Corp.	513,571	34,578,735
Diamond Offshore Drilling Inc.(a)	79,882	6,318,666
EnCana Corp.	863,578	28,558,524
EOG Resources Inc.	290,533	32,574,560
EXCO Resources Inc.	175,120	3,248,476
Exxon Mobil Corp.	1,652,936	112,151,708
Forest Oil Corp.(b)	129,072	3,781,810
Frontier Oil Corp.	120,313	1,828,758
Goodrich Petroleum Corp.(a)(b)	27,937	472,973
Helmerich & Payne Inc.(a)	121,336	4,928,668
Hess Corp.	334,711	21,270,884
Holly Corp.	50,792	1,371,384
Marathon Oil Corp.	813,835	26,164,795
Mariner Energy Inc.(b)	116,957	2,792,933
Murphy Oil Corp.	219,560	13,206,534
Nabors Industries Ltd.(a)(b)	327,421	7,062,471
Newfield Exploration Co.(b)	152,799	8,891,374
Nexen Inc.	602,308	14,624,038
Noble Energy Inc.	200,753	15,337,529
Occidental Petroleum Corp.	933,339	82,749,836
Patterson-UTI Energy Inc.	176,572	2,699,786
Penn Virginia Corp.	52,173	1,330,933
Petrohawk Energy Corp.(b)	345,999	7,470,118
Pioneer Natural Resources Co.	132,681	8,508,833
Plains Exploration & Production Co.(b)	160,114	4,692,941
Pride International Inc.(b)	202,085	6,129,238
Quicksilver Resources Inc.(b)	136,122	1,888,012
Range Resources Corp.	182,897	8,735,161
Rowan Companies Inc.(a)(b)	130,736	3,895,933
SandRidge Energy Inc.(a)(b)	189,074	1,419,946
Southwestern Energy Co.(b)	397,863	15,787,204
St. Mary Land & Exploration Co.	71,896	2,893,095
Suncor Energy Inc.	1,793,614	61,287,790
Sunoco Inc.	134,380	4,404,976
Talisman Energy Inc.	1,166,492	19,877,024
Tesoro Corp.	161,160	2,119,254
Ultra Petroleum Corp.(b)	174,103	8,316,900
Unit Corp.(b)	46,393	2,216,194
Valero Energy Corp.	648,753	13,487,575
W&T Offshore Inc.	39,512	374,179
Whiting Petroleum Corp.(b)	58,434	5,278,343
XTO Energy Inc.	670,444	31,859,499

		1,070,868,829

OIL & GAS SERVICES—13.16%
Baker Hughes Inc.(a)	493,358	24,549,494
Cameron International Corp.(b)	281,001	11,088,300
CARBO Ceramics Inc.	22,076	1,617,067
Dresser-Rand Group Inc.(b)	94,850	3,346,308
Dril-Quip Inc.(b)	34,557	2,001,887
Exterran Holdings Inc.(b)	71,875	2,095,156
FMC Technologies Inc.(b)	140,395	9,503,338
Halliburton Co.	1,040,361	31,887,065
National Oilwell Varco Inc.	480,946	21,176,052
Oceaneering International Inc.(b)	63,093	4,132,592
Oil States International Inc.(b)	57,213	2,763,960
Schlumberger Ltd.	1,375,457	98,235,139
SEACOR Holdings Inc.(b)	26,255	2,209,883
Smith International Inc.	285,465	13,633,808
Superior Energy Services Inc.(b)	89,920	2,433,235
Tidewater Inc.	59,426	3,185,828
World Fuel Services Corp.	68,579	1,949,701

		235,808,813
PACKAGING & CONTAINERS—2.23%
Ball Corp.	108,144	5,754,342
Bemis Co. Inc.	125,730	3,823,449
Crown Holdings Inc.(b)	184,677	4,801,602
Greif Inc. Class A	39,408	2,332,166
Owens-Illinois Inc.(b)	193,689	6,864,338
Packaging Corp. of America	118,385	2,927,661
Pactiv Corp.(b)	152,096	3,864,759
Sealed Air Corp.	182,719	3,928,459
Silgan Holdings Inc.	30,761	1,855,811
Sonoco Products Co.	114,943	3,808,062

		39,960,649
PIPELINES—2.40%
El Paso Corp.	806,399	9,757,428
Spectra Energy Corp.	743,590	17,355,390
Williams Companies Inc. (The)	670,534	15,831,308

		42,944,126
TRANSPORTATION—0.08%
Overseas Shipholding Group Inc.(a)	30,582	1,530,935

		1,530,935

TOTAL COMMON STOCKS
(Cost: $ 1,774,386,733)		1,791,072,552

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.07%

MONEY MARKET FUNDS—2.07%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%(c)(d)(e)	30,362,803	30,362,803
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%(c)(d)(e)	5,599,121	5,599,121

BlackRock Cash Funds: Treasury, SL Agency Shares
0.10%(c)(d)	1,164,038	1,164,038

		37,125,962

TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 37,125,962)		37,125,962

TOTAL INVESTMENTS IN SECURITIES—102.00%
(Cost: $1,811,512,695)		1,828,198,514
Other Assets, Less Liabilities—(2.00)%		(35,781,806)

NET ASSETS—100.00%		$1,792,416,708

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-MULTIMEDIA NETWORKING INDEX FUND

April 30, 2010

Security	Shares	Value

COMMON STOCKS—99.95%

COMPUTER - INTEGRATED SYSTEMS—6.87%
Brocade Communications Systems Inc.(a)	1,430,252	$9,282,336
Riverbed Technology Inc.(a)	215,001	6,662,881

		15,945,217
COMPUTERS—9.02%
Palm Inc.(a)(b)	641,829	3,722,608
Research in Motion Ltd.(a)(b)	241,809	17,214,383

		20,936,991
INTERNET INFRASTRUCTURE SOFTWARE—6.45%
F5 Networks Inc.(a)	218,734	14,967,968

		14,967,968
INTERNET SECURITY—2.23%
Blue Coat Systems Inc.(a)(b)	159,361	5,184,013

		5,184,013
NETWORKING PRODUCTS—19.56%
Cisco Systems Inc.(a)	691,410	18,612,757
Infinera Corp.(a)	325,553	2,978,810
Juniper Networks Inc.(a)	468,897	13,321,364
Polycom Inc.(a)	322,260	10,489,563

		45,402,494
SATELLITE TELECOMMUNICATIONS—1.21%
EchoStar Corp. Class A(a)	146,140	2,807,349

		2,807,349
SEMICONDUCTOR COMPONENTS/INTEGRATED CIRCUITS—1.57%
Emulex Corp.(a)	310,155	3,644,321

		3,644,321
TELECOMMUNICATION EQUIPMENT—30.05%
ADC Telecommunications Inc.(a)	371,369	2,974,666
ADTRAN Inc.	214,196	5,734,027
ARRIS Group Inc.(a)	480,118	5,900,650
CommScope Inc.(a)	361,028	11,762,292
Comtech Telecommunications Corp.(a)	108,271	3,382,386
Harris Corp.	254,726	13,113,295
Plantronics Inc.	184,812	6,135,758
Sonus Networks Inc.(a)	1,050,576	2,720,992
Tekelec(a)	258,270	4,682,435
Tellabs Inc.	1,471,987	13,365,642

		69,772,143
TELECOMMUNICATION EQUIPMENT FIBER OPTICS—8.24%
Ciena Corp.(a)(b)	354,518	6,555,038
JDS Uniphase Corp.(a)	855,972	11,119,076
Sycamore Networks Inc.	74,043	1,465,311

		19,139,425

WIRELESS EQUIPMENT—14.75%
InterDigital Inc.(a)	166,850	4,616,739
Motorola Inc.(a)	1,665,847	11,777,538
QUALCOMM Inc.	343,286	13,298,900
ViaSat Inc.(a)	128,170	4,543,627

		34,236,804

TOTAL COMMON STOCKS
(Cost: $ 230,947,100)		232,036,725

Security	Shares	Value

SHORT-TERM INVESTMENTS—12.88%

MONEY MARKET FUNDS—12.88%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%(c)(d)(e)	25,089,182	25,089,182
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%(c)(d)(e)	4,626,627	4,626,627
BlackRock Cash Funds: Treasury, SL Agency Shares
0.10%(c)(d)	180,419	180,419

		29,896,228

TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 29,896,228)		29,896,228

TOTAL INVESTMENTS IN SECURITIES—112.83%
(Cost: $260,843,328)		261,932,953
Other Assets, Less Liabilities—(12.83)%		(29,775,992)

NET ASSETS—100.00%		$232,156,961

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-SEMICONDUCTORS INDEX FUND

April 30, 2010

Security	Shares	Value

COMMON STOCKS—99.94%

ELECTRONIC COMPONENTS - SEMICONDUCTORS—63.23%
Advanced Micro Devices Inc.(a)	774,693	$7,018,718
Altera Corp.	407,885	10,343,964
Amkor Technology Inc.(a)	178,155	1,343,289
Broadcom Corp. Class A	591,339	20,395,282
Cavium Networks Inc.(a)	52,208	1,441,463
Cree Inc.(a)	145,621	10,660,913
Fairchild Semiconductor International Inc.(a)	170,335	1,911,159
Intel Corp.	1,067,320	24,366,916
International Rectifier Corp.(a)	97,344	2,240,859
Intersil Corp. Class A	168,556	2,508,113
LSI Corp.(a)	901,108	5,424,670
MEMC Electronic Materials Inc.(a)	311,540	4,040,674
Microchip Technology Inc.(b)	252,781	7,383,733
Micron Technology Inc.(a)	1,166,676	10,908,421
Microsemi Corp.(a)	113,633	1,881,762
National Semiconductor Corp.	326,526	4,826,054
NetLogic Microsystems Inc.(a)	64,692	2,016,450
NVIDIA Corp.(a)	761,040	11,963,549
ON Semiconductor Corp.(a)	585,955	4,652,483
PMC-Sierra Inc.(a)	313,464	2,774,156
Rambus Inc.(a)(b)	145,310	3,506,330
Semtech Corp.(a)	84,487	1,533,439
Silicon Laboratories Inc.(a)	62,931	3,042,714
Skyworks Solutions Inc.(a)	240,787	4,054,853
Texas Instruments Inc.	808,447	21,027,706
Xilinx Inc.	379,445	9,782,092
Zoran Corp.(a)	70,926	690,110

		181,739,872
INSTRUMENTS - SCIENTIFIC—0.40%
FEI Co.(a)	51,897	1,167,683

		1,167,683
LASERS - SYSTEMS/COMPONENTS—0.49%
Cymer Inc.(a)	41,142	1,404,999

		1,404,999
NETWORKING PRODUCTS—1.27%
Atheros Communications Inc.(a)	94,156	3,657,019

		3,657,019
SEMICONDUCTOR COMPONENTS/INTEGRATED CIRCUITS—14.80%
Analog Devices Inc.	408,280	12,219,820
Atmel Corp.(a)	624,342	3,396,421
Cypress Semiconductor Corp.(a)	221,982	2,861,348
Hittite Microwave Corp.(a)	29,397	1,507,478
Integrated Device Technology Inc.(a)	227,109	1,501,191
Linear Technology Corp.	306,611	9,216,727
Maxim Integrated Products Inc.	418,111	8,119,716
Micrel Inc.	59,306	692,101
Power Integrations Inc.	37,026	1,424,760
TriQuint Semiconductor Inc.(a)	210,930	1,590,412

		42,529,974

SEMICONDUCTOR EQUIPMENT—19.03%
Applied Materials Inc.	1,698,915	23,411,049
FormFactor Inc.(a)	68,172	1,023,262
KLA-Tencor Corp.	236,092	8,041,293
Lam Research Corp.(a)	175,540	7,118,147
MKS Instruments Inc.(a)	67,854	1,538,929
Novellus Systems Inc.(a)	131,513	3,445,640
Teradyne Inc.(a)	242,834	2,969,860
Tessera Technologies Inc.(a)	68,255	1,384,211
Varian Semiconductor Equipment Associates Inc.(a)	101,867	3,355,499
Veeco Instruments Inc.(a)(b)	54,712	2,406,781

		54,694,671
WIRELESS EQUIPMENT—0.72%
RF Micro Devices Inc.(a)	367,776	2,066,901

		2,066,901

TOTAL COMMON STOCKS
(Cost: $ 318,925,242)		287,261,119

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.72%

MONEY MARKET FUNDS—2.72%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%(c)(d)(e)	6,428,846	6,428,846
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%(c)(d)(e)	1,185,526	1,185,526
BlackRock Cash Funds: Treasury, SL Agency Shares
0.10%(c)(d)	191,329	191,329

		7,805,701

TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 7,805,701)		7,805,701

TOTAL INVESTMENTS IN SECURITIES—102.66%
(Cost: $326,730,943)		295,066,820
Other Assets, Less Liabilities—(2.66)%		(7,630,671)

NET ASSETS—100.00%		$287,436,149

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-SOFTWARE INDEX FUND

April 30, 2010

Security	Shares	Value

COMMON STOCKS—99.96%

APPLICATIONS SOFTWARE—29.41%
Citrix Systems Inc.(a)	278,709	$13,099,323
Compuware Corp.(a)	345,899	2,974,731
Intuit Inc.(a)	476,295	17,222,827
Microsoft Corp.	783,369	23,924,089
NetSuite Inc.(a)(b)	24,337	342,908
Nuance Communications Inc.(a)	352,963	6,448,634
Progress Software Corp.(a)	62,514	2,016,077
Quest Software Inc.(a)	94,714	1,660,337
Red Hat Inc.(a)	286,090	8,545,508
Salesforce.com Inc.(a)(b)	166,634	14,263,871

		90,498,305
AUDIO/VIDEO PRODUCTS—0.95%
TiVo Inc.(a)	166,531	2,917,623

		2,917,623
COMMUNICATIONS SOFTWARE—0.31%
SolarWinds Inc.(a)(b)	52,110	967,162

		967,162
COMPUTER - INTEGRATED SYSTEMS—2.52%
Jack Henry & Associates Inc.	127,766	3,260,588
MICROS Systems Inc.(a)	120,973	4,495,357

		7,755,945
COMPUTER SOFTWARE—0.51%
Blackbaud Inc.	67,473	1,555,253

		1,555,253
COMPUTER-AIDED DESIGN—6.92%
ANSYS Inc.(a)	136,196	6,128,820
Autodesk Inc.(a)	348,169	11,841,228
Parametric Technology Corp.(a)	178,183	3,312,422

		21,282,470
DATA PROCESSING/MANAGEMENT—1.16%
CommVault Systems Inc.(a)	64,437	1,349,955
Fair Isaac Corp.	70,857	1,492,248
Pegasystems Inc.	23,437	742,250

		3,584,453
EDUCATIONAL SOFTWARE—0.70%
Blackboard Inc.(a)(b)	50,467	2,147,371

		2,147,371
ELECTRONIC COMPONENTS - SEMICONDUCTORS—2.00%
Rovi Corp.(a)	157,935	6,156,306

		6,156,306

ELECTRONIC DESIGN AUTOMATION—3.09%
Cadence Design Systems Inc.(a)	408,170	3,044,948
Mentor Graphics Corp.(a)	157,525	1,416,150
Synopsys Inc.(a)	222,119	5,044,322

		9,505,420
ELECTRONIC FORMS—7.27%
Adobe Systems Inc.(a)	665,896	22,367,447

		22,367,447
ENTERPRISE SOFTWARE/SERVICES—24.42%
Advent Software Inc.(a)(b)	23,813	1,075,871
Ariba Inc.(a)	134,769	1,923,154
BMC Software Inc.(a)	277,161	10,909,057
CA Inc.	599,704	13,679,248
Concur Technologies Inc.(a)	65,127	2,729,473
Informatica Corp.(a)	137,187	3,431,047
JDA Software Group Inc.(a)	53,852	1,556,323
Lawson Software Inc.(a)	193,256	1,499,667
MicroStrategy Inc. Class A(a)	13,939	1,067,727
Novell Inc.(a)	526,698	2,954,776
Oracle Corp.	1,060,175	27,394,922
Sybase Inc.(a)	124,858	5,416,340
Taleo Corp. Class A(a)	58,026	1,507,515

		75,145,120
ENTERTAINMENT SOFTWARE—6.61%
Activision Blizzard Inc.	845,814	9,371,619
Electronic Arts Inc.(a)	495,205	9,592,121
Take-Two Interactive Software Inc.(a)	125,927	1,368,826

		20,332,566
E-SERVICES/CONSULTING—1.56%
FactSet Research Systems Inc.(b)	63,708	4,792,116

		4,792,116
HUMAN RESOURCES—0.39%
SuccessFactors Inc.(a)	58,020	1,214,359

		1,214,359
INTERNET INFRASTRUCTURE SOFTWARE—1.42%
TIBCO Software Inc.(a)	253,439	2,889,204
Websense Inc.(a)	65,244	1,485,606

		4,374,810
INTERNET SECURITY—9.38%
McAfee Inc.(a)	240,591	8,360,537
Symantec Corp.(a)	1,223,121	20,511,739

		28,872,276

TRANSACTIONAL SOFTWARE—1.34%
Solera Holdings Inc.	105,951	4,118,315

		4,118,315

TOTAL COMMON STOCKS
(Cost: $ 324,595,749)		307,587,317

Security	Shares	Value

SHORT-TERM INVESTMENTS—5.75%

MONEY MARKET FUNDS—5.75%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%(c)(d)(e)	14,778,427	14,778,427
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%(c)(d)(e)	2,725,249	2,725,249
BlackRock Cash Funds: Treasury, SL Agency Shares
0.10%(c)(d)	180,127	180,127

		17,683,803

TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 17,683,803)		17,683,803

TOTAL INVESTMENTS IN SECURITIES—105.71%
(Cost: $342,279,552)		325,271,120
Other Assets, Less Liabilities—(5.71)%		(17,575,370)

NET ASSETS—100.00%		$307,695,750

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX FUND

April 30, 2010

Security	Shares	Value

COMMON STOCKS—99.94%

AUDIO/VIDEO PRODUCTS—0.08%
TiVo Inc.(a)	22,203	$388,997

		388,997
COMMERCIAL SERVICES—4.54%
Alliance Data Systems Corp.(a)(b)	10,782	809,297
Convergys Corp.(a)	24,979	315,735
Euronet Worldwide Inc.(a)	10,480	166,946
Gartner Inc.(a)	12,439	299,531
Hewitt Associates Inc. Class A(a)	17,177	704,085
Lender Processing Services Inc.	19,494	735,898
MasterCard Inc. Class A	19,715	4,890,109
MAXIMUS Inc.	3,583	221,824
SAIC Inc.(a)	80,903	1,408,521
SuccessFactors Inc.(a)	7,685	160,847
TeleTech Holdings Inc.(a)	6,568	108,700
Visa Inc. Class A	91,290	8,237,097
Western Union Co.	140,055	2,556,004
Wright Express Corp.(a)	7,750	263,268

		20,877,862
COMPUTERS—29.39%
Apple Inc.(a)	158,508	41,389,609
Brocade Communications Systems Inc.(a)	89,909	583,509
CACI International Inc. Class A(a)	6,211	294,588
Cadence Design Systems Inc.(a)	54,617	407,443
Cognizant Technology Solutions Corp. Class A(a)	60,833	3,113,433
Computer Sciences Corp.(a)	31,386	1,644,312
Dell Inc.(a)	351,706	5,690,603
Diebold Inc.	13,481	422,629
DST Systems Inc.	7,949	337,435
Electronics For Imaging Inc.(a)	9,183	118,002
EMC Corp.(a)	419,590	7,976,406
FactSet Research Systems Inc.	8,566	644,334
Hewlett-Packard Co.	464,541	24,142,196
International Business Machines Corp.	229,130	29,557,770
Jack Henry & Associates Inc.	17,220	439,454
Lexmark International Inc. Class A(a)	15,872	588,058
Mentor Graphics Corp.(a)	21,257	191,100
MICROS Systems Inc.(a)	16,197	601,880
NCR Corp.(a)	32,362	425,884
NetApp Inc.(a)	70,486	2,443,750
Palm Inc.(a)(b)	33,605	194,909
Research in Motion Ltd.(a)(b)	100,183	7,132,028
Riverbed Technology Inc.(a)	11,571	358,585
SanDisk Corp.(a)	46,738	1,864,379
SRA International Inc. Class A(a)	8,972	207,074
STEC Inc.(a)	6,837	94,966
Synaptics Inc.(a)	7,114	217,831
Synopsys Inc.(a)	30,081	683,139
Syntel Inc.	2,615	94,454
Teradata Corp.(a)	34,468	1,001,985
Unisys Corp.(a)	8,594	240,804
Western Digital Corp.(a)	46,800	1,923,012

		135,025,561

DISTRIBUTION & WHOLESALE—0.23%
Ingram Micro Inc. Class A(a)	33,271	604,201
Tech Data Corp.(a)	10,341	443,629

		1,047,830
ELECTRICAL COMPONENTS & EQUIPMENT—0.14%
Molex Inc.	27,688	620,488

		620,488
ELECTRONICS—2.71%
Agilent Technologies Inc.(a)	71,357	2,587,405
Amphenol Corp. Class A	35,488	1,639,900
Arrow Electronics Inc.(a)	24,356	742,858
Avnet Inc.(a)	31,078	993,564
AVX Corp.	10,145	156,740
Benchmark Electronics Inc.(a)	13,237	286,449
Celestica Inc.(a)	42,794	419,381
Cogent Inc.(a)	9,448	97,787
Cymer Inc.(a)	6,016	205,446
Dolby Laboratories Inc. Class A(a)	10,661	732,624
FEI Co.(a)	7,533	169,493
FLIR Systems Inc.(a)	31,244	955,754
Itron Inc.(a)	8,159	649,538
Jabil Circuit Inc.	39,589	606,503
L-1 Identity Solutions Inc.(a)	15,818	137,142
National Instruments Corp.	11,535	398,880
Plexus Corp.(a)	8,140	301,587
Rofin-Sinar Technologies Inc.(a)	5,821	154,606
Trimble Navigation Ltd.(a)	24,477	800,643
Vishay Intertechnology Inc.(a)	38,529	401,087

		12,437,387
INTERNET—13.19%
Akamai Technologies Inc.(a)(b)	35,153	1,364,991
Amazon.com Inc.(a)	69,945	9,586,662
Ariba Inc.(a)	18,304	261,198
Blue Coat Systems Inc.(a)	8,560	278,457
Blue Nile Inc.(a)	2,954	159,486
CyberSource Corp.(a)	14,308	367,429
DealerTrack Holdings Inc.(a)	8,150	124,288
Digital River Inc.(a)	8,022	224,135
EarthLink Inc.	22,340	201,507
eBay Inc.(a)	231,170	5,504,158
Equinix Inc.(a)(b)	9,233	929,301
Expedia Inc.	43,317	1,022,714
F5 Networks Inc.(a)	16,284	1,114,314
Google Inc. Class A(a)	46,741	24,559,591
GSI Commerce Inc.(a)	6,177	168,323
IAC/InterActiveCorp(a)	19,581	439,006
j2 Global Communications Inc.(a)(b)	9,445	227,436
McAfee Inc.(a)	32,330	1,123,467
Netflix Inc.(a)(b)	8,779	867,102
NutriSystem Inc.(b)	6,171	119,285
Priceline.com Inc.(a)	9,326	2,443,878
Rackspace Hosting Inc.(a)	13,692	245,771
Sapient Corp.	23,434	239,730
Symantec Corp.(a)	164,982	2,766,748
TIBCO Software Inc.(a)	34,549	393,859
ValueClick Inc.(a)	17,295	177,793
VeriSign Inc.(a)	37,918	1,034,024

WebMD Health Corp.(a)	9,233	447,247
Websense Inc.(a)	9,083	206,820
Yahoo! Inc.(a)	243,341	4,022,427

		60,621,147
MACHINERY—0.10%
Intermec Inc.(a)	10,551	121,020
Zebra Technologies Corp. Class A(a)	12,067	350,546

		471,566
OFFICE & BUSINESS EQUIPMENT—0.66%
Xerox Corp.	276,006	3,008,465

		3,008,465
SEMICONDUCTORS—14.72%
Advanced Micro Devices Inc.(a)	115,647	1,047,762
Altera Corp.	60,929	1,545,159
Amkor Technology Inc.(a)	26,385	198,943
Analog Devices Inc.	60,957	1,824,443
Applied Materials Inc.	274,486	3,782,417
Atmel Corp.(a)	92,226	501,709
Broadcom Corp. Class A	88,103	3,038,673
Cavium Networks Inc.(a)	7,833	216,269
Cree Inc.(a)	21,745	1,591,951
Cypress Semiconductor Corp.(a)	32,835	423,243
Emulex Corp.(a)	16,807	197,482
Fairchild Semiconductor International Inc.(a)	25,280	283,642
FormFactor Inc.(a)(b)	10,292	154,483
Hittite Microwave Corp.(a)	4,345	222,812
Integrated Device Technology Inc.(a)	34,327	226,901
Intel Corp.	1,072,503	24,485,244
International Rectifier Corp.(a)	14,496	333,698
Intersil Corp. Class A	24,936	371,048
KLA-Tencor Corp.	35,103	1,195,608
Lam Research Corp.(a)	26,182	1,061,680
Linear Technology Corp.	45,744	1,375,065
LSI Corp.(a)	134,398	809,076
Maxim Integrated Products Inc.	62,099	1,205,963
MEMC Electronic Materials Inc.(a)	46,197	599,175
Micrel Inc.	8,485	99,020
Microchip Technology Inc.	37,700	1,101,217
Micron Technology Inc.(a)	173,914	1,626,096
Microsemi Corp.(a)	16,914	280,096
MKS Instruments Inc.(a)	9,958	225,847
National Semiconductor Corp.	48,804	721,323
NetLogic Microsystems Inc.(a)	9,572	298,359
Novellus Systems Inc.(a)	19,722	516,716
NVIDIA Corp.(a)	113,536	1,784,786
ON Semiconductor Corp.(a)	87,729	696,568
PMC-Sierra Inc.(a)	46,246	409,277
Power Integrations Inc.	5,490	211,255
QLogic Corp.(a)	23,325	451,805
Rambus Inc.(a)(b)	21,429	517,082
Rovi Corp.(a)	21,227	827,428
Semtech Corp.(a)	12,803	232,374
Silicon Laboratories Inc.(a)	9,285	448,930
Skyworks Solutions Inc.(a)	36,070	607,419
Teradyne Inc.(a)	36,477	446,114
Tessera Technologies Inc.(a)	10,159	206,025
Texas Instruments Inc.	253,827	6,602,040
TriQuint Semiconductor Inc.(a)	30,880	232,835

Varian Semiconductor Equipment Associates Inc.(a)	15,284	503,455
Veeco Instruments Inc.(a)	8,080	355,439
Xilinx Inc.	56,333	1,452,265
Zoran Corp.(a)	10,742	104,520

		67,650,737
SOFTWARE—20.49%
Activision Blizzard Inc.	113,835	1,261,292
Acxiom Corp.(a)	16,048	306,196
Adobe Systems Inc.(a)	107,044	3,595,608
Advent Software Inc.(a)	3,144	142,046
ANSYS Inc.(a)	18,269	822,105
Autodesk Inc.(a)	47,040	1,599,830
Automatic Data Processing Inc.	103,100	4,470,416
Avid Technology Inc.(a)(b)	6,111	89,221
Blackbaud Inc.	8,966	206,666
Blackboard Inc.(a)	6,845	291,255
BMC Software Inc.(a)	37,314	1,468,679
Broadridge Financial Solutions Inc.	27,965	665,847
CA Inc.	81,138	1,850,758
Citrix Systems Inc.(a)	37,457	1,760,479
CommVault Systems Inc.(a)	8,545	179,018
Compuware Corp.(a)	47,676	410,014
Concur Technologies Inc.(a)	8,669	363,318
Electronic Arts Inc.(a)	66,750	1,292,947
Fair Isaac Corp.	9,676	203,777
Fidelity National Information Services Inc.	67,564	1,776,257
Fiserv Inc.(a)	31,311	1,599,679
Global Payments Inc.	16,700	714,927
Informatica Corp.(a)	18,551	463,960
Intuit Inc.(a)	64,415	2,329,246
JDA Software Group Inc.(a)	7,272	210,161
Lawson Software Inc.(a)	25,925	201,178
ManTech International Corp. Class A(a)	4,522	203,626
Microsoft Corp.	1,117,435	34,126,465
MicroStrategy Inc. Class A(a)	1,839	140,867
NetSuite Inc.(a)(b)	3,268	46,046
Novell Inc.(a)	71,231	399,606
Nuance Communications Inc.(a)	47,340	864,902
Open Text Corp.(a)	11,459	482,997
Oracle Corp.	799,057	20,647,633
Parametric Technology Corp.(a)	23,961	445,435
Paychex Inc.	65,787	2,013,082
Pegasystems Inc.	3,220	101,977
Progress Software Corp.(a)	8,316	268,191
Quest Software Inc.(a)	12,844	225,155
Red Hat Inc.(a)	38,521	1,150,622
Salesforce.com Inc.(a)	22,510	1,926,856
SolarWinds Inc.(a)	7,196	133,558
Solera Holdings Inc.	14,160	550,399
Sybase Inc.(a)	16,797	728,654
SYNNEX Corp.(a)	4,216	115,603
Take-Two Interactive Software Inc.(a)	16,883	183,518
Taleo Corp. Class A(a)	7,787	202,306
Total System Services Inc.	40,104	642,065
VeriFone Holdings Inc.(a)	14,762	280,921

		94,155,364
TELECOMMUNICATIONS—13.69%
ADC Telecommunications Inc.(a)	20,110	161,081
ADTRAN Inc.	11,450	306,516

Anixter International Inc.(a)	6,016	315,238
ARRIS Group Inc.(a)	25,658	315,337
Atheros Communications Inc.(a)	13,946	541,663
Ciena Corp.(a)(b)	18,943	350,256
Cisco Systems Inc.(a)	1,062,318	28,597,601
CommScope Inc.(a)	19,372	631,140
Comtech Telecommunications Corp.(a)	5,747	179,536
Corning Inc.	318,722	6,135,398
EchoStar Corp. Class A(a)	7,717	148,244
Harris Corp.	26,793	1,379,304
Infinera Corp.(a)	17,105	156,511
InterDigital Inc.(a)(b)	8,841	244,630
JDS Uniphase Corp.(a)	45,249	587,784
Juniper Networks Inc.(a)	107,433	3,052,172
Motorola Inc.(a)	472,422	3,340,024
NeuStar Inc. Class A(a)	15,117	369,913
Plantronics Inc.	9,978	331,270
Polycom Inc.(a)	17,153	558,330
QUALCOMM Inc.	343,551	13,309,166
RF Micro Devices Inc.(a)	54,476	306,155
SAVVIS Inc.(a)	7,704	135,590
Sonus Networks Inc.(a)	55,021	142,504
Sycamore Networks Inc.	4,106	81,258
Tekelec(a)	13,986	253,566
Tellabs Inc.	79,099	718,219
ViaSat Inc.(a)	6,764	239,784

		62,888,190

TOTAL COMMON STOCKS
(Cost: $ 455,295,059)		459,193,594

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.69%

MONEY MARKET FUNDS—2.69%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%(c)(d)(e)	10,000,729	10,000,729
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%(c)(d)(e)	1,844,207	1,844,207
BlackRock Cash Funds: Treasury, SL Agency Shares
0.10%(c)(d)	523,650	523,650

		12,368,586

TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 12,368,586)		12,368,586

TOTAL INVESTMENTS IN SECURITIES—102.63%
(Cost: $467,663,645)		471,562,180
Other Assets, Less Liabilities—(2.63)%		(12,076,758)

NET ASSETS—100.00%		$459,485,422

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P AGGRESSIVE ALLOCATION FUND

April 30, 2010

Security	Shares	Value

EXCHANGE-TRADED FUNDS—99.83%

DOMESTIC EQUITY—60.47%
iShares S&P 500 Index Fund(a)(b)	115,112	$13,725,955
iShares S&P MidCap 400 Index Fund(a)	130,797	10,744,974
iShares S&P SmallCap 600 Index Fund(a)	55,186	3,471,751

		27,942,680
INTERNATIONAL EQUITY — 31.41%
iShares MSCI EAFE Index Fund(a)	174,829	9,515,942
iShares MSCI Emerging Markets Index Fund(a)(b)	118,863	4,998,189

		14,514,131
DOMESTIC FIXED INCOME —7.95%
iShares Barclays Aggregate Bond Fund(a)	20,485	2,149,696
iShares Barclays TIPS Bond Fund(a)	14,379	1,525,037

		3,674,733

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $39,235,223)		46,131,544

Security	Shares	Value

SHORT-TERM INVESTMENTS—11.87%

MONEY MARKET FUNDS—11.87%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%(a)(c)(d)	4,561,943	4,561,943
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%(a)(c)(d)	841,255	841,255
BlackRock Cash Funds: Treasury, SL Agency Shares
0.10%(a)(c)	79,815	79,815

		5,483,013
TOTAL SHORT-TERM INVESTMENTS

(Cost: $5,483,013)		5,483,013

TOTAL INVESTMENTS IN SECURITIES—111.70%
(Cost: $44,718,236)		51,614,557
Other Assets, Less Liabilities—(11.70)%		(5,406,523)

NET ASSETS—100.00%		$46,208,034

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of statements.

Schedule of Investments (Unaudited)

iSHARES® S&P CONSERVATIVE ALLOCATION FUND

April 30, 2010

Security	Shares	Value

EXCHANGE-TRADED FUNDS—99.93%

DOMESTIC FIXED INCOME—72.82%
iShares Barclays Aggregate Bond Fund(a)	80,370	$8,434,028
iShares Barclays Short Treasury Bond Fund(a)	99,229	10,934,043
iShares Barclays TIPS Bond Fund(a)	58,465	6,200,798

		25,568,869
DOMESTIC EQUITY—20.13%
iShares Cohen & Steers Realty Majors Index Fund(a)	20,521	1,259,169
iShares S&P 500 Index Fund(a)	35,610	4,246,136
iShares S&P MidCap 400 Index Fund(a)	14,239	1,169,734
iShares S&P SmallCap 600 Index Fund(a)	6,294	395,956

		7,070,995
INTERNATIONAL EQUITY—6.98%
iShares MSCI EAFE Index Fund(a)	34,151	1,858,839
iShares MSCI Emerging Markets Index Fund(a)	14,010	589,120

		2,447,959

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $33,258,240)		35,087,823

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.08%

MONEY MARKET FUNDS—0.08%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.10%(a)(b)	26,101	26,101

		26,101

TOTAL SHORT-TERM INVESTMENTS
(Cost: $26,101)		26,101

TOTAL INVESTMENTS IN SECURITIES—100.01%
(Cost: $33,284,341)		35,113,924
Other Assets, Less Liabilities—(0.01)%		(2,372)

NET ASSETS—100.00%		$35,111,552

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GROWTH ALLOCATION FUND

April 30, 2010

Security	Shares	Value

EXCHANGE-TRADED FUNDS—99.85%

DOMESTIC EQUITY—41.40%
iShares Cohen & Steers Realty Majors Index Fund(a)	10,875	$667,290
iShares S&P 500 Index Fund(a)(b)	118,725	14,156,769
iShares S&P MidCap 400 Index Fund(a)	68,935	5,663,010
iShares S&P SmallCap 600 Index Fund(a)	50,034	3,147,639

		23,634,708
DOMESTIC FIXED INCOME — 39.38%
iShares Barclays Aggregate Bond Fund(a)	99,840	10,477,210
iShares Barclays Short Treasury Bond Fund(a)	54,236	5,976,265
iShares Barclays TIPS Bond Fund(a)	56,810	6,025,269

		22,478,744
INTERNATIONAL EQUITY — 19.07%
iShares MSCI EAFE Index Fund(a)	178,764	9,730,124
iShares MSCI Emerging Markets Index Fund(a)(b)	27,431	1,153,473

		10,883,597

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $50,781,261)		56,997,049

Security	Shares	Value

SHORT-TERM INVESTMENTS—12.82%

MONEY MARKET FUNDS—12.82%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%(a)(c)(d)	6,104,973	6,104,973
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%(a)(c)(d)	1,125,802	1,125,802
BlackRock Cash Funds: Treasury, SL Agency Shares
0.10%(a)(c)	86,583	86,583

		7,317,358

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,317,358)		7,317,358

TOTAL INVESTMENTS IN SECURITIES—112.67%
(Cost: $58,098,619)		64,314,407
Other Assets, Less Liabilities—(12.67)%		(7,234,810)

NET ASSETS—100.00%		$57,079,597

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P MODERATE ALLOCATION FUND

April 30, 2010

Security	Shares	Value

EXCHANGE-TRADED FUNDS—99.84%

DOMESTIC FIXED INCOME—57.99%
iShares Barclays Aggregate Bond Fund(a)	112,700	$11,826,738
iShares Barclays Short Treasury Bond Fund(a)	117,407	12,937,077
iShares Barclays TIPS Bond Fund(a)	59,028	6,260,510

		31,024,325
DOMESTIC EQUITY—25.82%
iShares Cohen & Steers Realty Majors Index Fund(a)	20,712	1,270,888
iShares S&P 500 Index Fund(a)	80,289	9,573,660
iShares S&P MidCap 400 Index Fund(a)	21,563	1,771,400
iShares S&P SmallCap 600 Index Fund(a)	19,058	1,198,939

		13,814,887
INTERNATIONAL EQUITY—16.03%
iShares MSCI EAFE Index Fund(a)	127,279	6,927,796
iShares MSCI Emerging Markets Index Fund(a)(b)	39,189	1,647,898

		8,575,694

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $50,194,993)		53,414,906

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.34%

MONEY MARKET FUNDS—0.34%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%(a)(c)(d)	77,772	77,772
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%(a)(c)(d)	14,342	14,342
BlackRock Cash Funds: Treasury, SL Agency Shares
0.10%(a)(c)	89,696	89,696

		181,810

TOTAL SHORT-TERM INVESTMENTS
(Cost: $181,810)		181,810

TOTAL INVESTMENTS IN SECURITIES—100.18%
(Cost: $50,376,803)		53,596,716
Other Assets, Less Liabilities—(0.18)%		(96,029)

NET ASSETS—100.00%		$53,500,687

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE RETIREMENT INCOME INDEX FUND

April 30, 2010

Security	Shares	Value

EXCHANGE-TRADED FUNDS—99.97%

DOMESTIC FIXED INCOME—66.25%
iShares Barclays Aggregate Bond Fund(a)	29,926	$3,140,434
iShares Barclays Short Treasury Bond Fund(a)	10,535	1,160,852
iShares Barclays TIPS Bond Fund(a)	4,341	460,407

		4,761,693
DOMESTIC EQUITY—27.90%
iShares Cohen & Steers Realty Majors Index Fund(a)	1,804	110,693
iShares S&P 500 Index Fund(a)	13,445	1,603,182
iShares S&P MidCap 400 Index Fund(a)	1,526	125,361
iShares S&P SmallCap 600 Index Fund(a)	2,641	166,145

		2,005,381
INTERNATIONAL EQUITY—5.82%
iShares MSCI EAFE Index Fund(a)	7,690	418,567

		418,567

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $7,038,371)		7,185,641

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.03%

MONEY MARKET FUNDS—0.03%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.10%(a)(b)	1,954	1,954

		1,954

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,954)		1,954

TOTAL INVESTMENTS IN SECURITIES—100.00%
(Cost: $7,040,325)		7,187,595
Other Assets, Less Liabilities—0.00%		82

NET ASSETS—100.00%		$7,187,677

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2010 INDEX FUND

April 30, 2010

Security	Shares	Value

EXCHANGE-TRADED FUNDS—99.91%

DOMESTIC FIXED INCOME—53.30%
iShares Barclays Aggregate Bond Fund(a)	20,956	$2,199,123
iShares Barclays Short Treasury Bond Fund(a)	6,175	680,423
iShares Barclays TIPS Bond Fund(a)	2,696	285,938

		3,165,484
DOMESTIC EQUITY—37.54%
iShares Cohen & Steers Realty Majors Index Fund(a)	1,673	102,655
iShares S&P 500 Index Fund(a)	14,792	1,763,798
iShares S&P MidCap 400 Index Fund(a)	1,867	153,374
iShares S&P SmallCap 600 Index Fund(a)	3,340	210,119

		2,229,946
INTERNATIONAL EQUITY—9.07%
iShares MSCI EAFE Index Fund(a)	8,789	478,385
iShares MSCI Emerging Markets Index Fund(a)(b)	1,431	60,174

		538,559

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $5,737,719)		5,933,989

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.86%

MONEY MARKET FUNDS—0.86%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%(a)(c)(d)	39,363	39,363
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%(a)(c)(d)	7,259	7,259
BlackRock Cash Funds: Treasury, SL Agency Shares
0.10%(a)(c)	4,423	4,423

		51,045

TOTAL SHORT-TERM INVESTMENTS
(Cost: $51,045)		51,045

TOTAL INVESTMENTS IN SECURITIES—100.77%
(Cost: $5,788,764)		5,985,034
Other Assets, Less Liabilities—(0.77)%		(45,709)

NET ASSETS—100.00%		$5,939,325

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2015 INDEX FUND

April 30, 2010

Security	Shares	Value

EXCHANGE-TRADED FUNDS—99.91%

DOMESTIC EQUITY—46.11%
iShares Cohen & Steers Realty Majors Index Fund(a)	2,301	$141,190
iShares S&P 500 Index Fund(a)	23,209	2,767,441
iShares S&P MidCap 400 Index Fund(a)	3,095	254,254
iShares S&P SmallCap 600 Index Fund(a)	5,599	352,233

		3,515,118
DOMESTIC FIXED INCOME—42.10%
iShares Barclays Aggregate Bond Fund(a)	22,514	2,362,619
iShares Barclays Short Treasury Bond Fund(a)	5,294	583,346
iShares Barclays TIPS Bond Fund(a)	2,481	263,135

		3,209,100
INTERNATIONAL EQUITY—11.70%
iShares MSCI EAFE Index Fund(a)	14,326	779,764
iShares MSCI Emerging Markets Index Fund(a)(b)	2,676	112,526

		892,290

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $7,443,797)		7,616,508

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.99%

MONEY MARKET FUNDS—0.99%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%(a)(c)(d)	58,916	58,916
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%(a)(c)(d)	10,865	10,865
BlackRock Cash Funds: Treasury, SL Agency Shares
0.10%(a)(c)	5,930	5,930

		75,711

TOTAL SHORT-TERM INVESTMENTS
(Cost: $75,711)		75,711

TOTAL INVESTMENTS IN SECURITIES—100.90%
(Cost: $7,519,508)		7,692,219
Other Assets, Less Liabilities—(0.90)%		(68,855)

NET ASSETS—100.00%		$7,623,364

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2020 INDEX FUND

April 30, 2010

Security	Shares	Value

EXCHANGE-TRADED FUNDS—99.91%

DOMESTIC EQUITY—53.35%
iShares Cohen & Steers Realty Majors Index Fund(a)	2,904	$178,189
iShares S&P 500 Index Fund(a)	32,726	3,902,249
iShares S&P MidCap 400 Index Fund(a)	4,547	373,536
iShares S&P SmallCap 600 Index Fund(a)	8,232	517,875

		4,971,849
DOMESTIC FIXED INCOME—32.58%
iShares Barclays Aggregate Bond Fund(a)	22,682	2,380,249
iShares Barclays Short Treasury Bond Fund(a)	3,992	439,879
iShares Barclays TIPS Bond Fund(a)	2,036	215,938

		3,036,066
INTERNATIONAL EQUITY—13.98%
iShares MSCI EAFE Index Fund(a)	20,528	1,117,339
iShares MSCI Emerging Markets Index Fund(a)(b)	4,399	184,978

		1,302,317

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $8,920,281)		9,310,232

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.79%

MONEY MARKET FUNDS—1.79%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%(a)(c)(d)	134,231	134,231
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%(a)(c)(d)	24,753	24,753
BlackRock Cash Funds: Treasury, SL Agency Shares
0.10%(a)(c)	7,563	7,563

		166,547

TOTAL SHORT-TERM INVESTMENTS
(Cost: $166,547)		166,547

TOTAL INVESTMENTS IN SECURITIES—101.70%
(Cost: $9,086,828)		9,476,779
Other Assets, Less Liabilities—(1.70)%		(158,111)

NET ASSETS—100.00%		$9,318,668

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2025 INDEX FUND

April 30, 2010

Security	Shares	Value

EXCHANGE-TRADED FUNDS—99.85%

DOMESTIC EQUITY—59.25%
iShares Cohen & Steers Realty Majors Index Fund(a)	2,922	$179,294
iShares S&P 500 Index Fund(a)	36,532	4,356,076
iShares S&P MidCap 400 Index Fund(a)	5,251	431,370
iShares S&P SmallCap 600 Index Fund(a)	9,468	595,632

		5,562,372
DOMESTIC FIXED INCOME—24.74%
iShares Barclays Aggregate Bond Fund(a)	18,491	1,940,445
iShares Barclays Short Treasury Bond Fund(a)	2,269	250,021
iShares Barclays TIPS Bond Fund(a)	1,243	131,832

		2,322,298
INTERNATIONAL EQUITY—15.86%
iShares MSCI EAFE Index Fund(a)	23,197	1,262,613
iShares MSCI Emerging Markets Index Fund(a)(b)	5,374	225,977

		1,488,590

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $8,702,818)		9,373,260

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.74%

MONEY MARKET FUNDS—1.74%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%(a)(c)(d)	127,590	127,590
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%(a)(c)(d)	23,529	23,529
BlackRock Cash Funds: Treasury, SL Agency Shares
0.10%(a)(c)	11,965	11,965

		163,084

TOTAL SHORT-TERM INVESTMENTS
(Cost: $163,084)		163,084

TOTAL INVESTMENTS IN SECURITIES—101.59%
(Cost: $8,865,902)		9,536,344
Other Assets, Less Liabilities—(1.59)%		(149,571)

NET ASSETS—100.00%		$9,386,773

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2030 INDEX FUND

April 30, 2010

Security	Shares	Value

EXCHANGE-TRADED FUNDS—99.91%

DOMESTIC EQUITY—63.93%
iShares Cohen & Steers Realty Majors Index Fund(a)	2,844	$174,508
iShares S&P 500 Index Fund(a)	39,631	4,725,600
iShares S&P MidCap 400 Index Fund(a)	5,879	482,960
iShares S&P SmallCap 600 Index Fund(a)	10,517	661,624

		6,044,692
INTERNATIONAL EQUITY—17.39%
iShares MSCI EAFE Index Fund(a)	25,426	1,383,937
iShares MSCI Emerging Markets Index Fund(a)(b)	6,190	260,290

		1,644,227
DOMESTIC FIXED INCOME—18.59%
iShares Barclays Aggregate Bond Fund(a)	15,420	1,618,175
iShares Barclays Short Treasury Bond Fund(a)	1,272	140,162

		1,758,337

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $8,980,910)		9,447,256

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.96%

MONEY MARKET FUNDS—1.96%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%(a)(c)(d)	151,142	151,142
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%(a)(c)(d)	27,872	27,872
BlackRock Cash Funds: Treasury, SL Agency Shares
0.10%(a)(c)	6,288	6,288

		185,302

TOTAL SHORT-TERM INVESTMENTS
(Cost: $185,302)		185,302

TOTAL INVESTMENTS IN SECURITIES—101.87%
(Cost: $9,166,212)		9,632,558
Other Assets, Less Liabilities—(1.87)%		(176,820)

NET ASSETS—100.00%		$9,455,738

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2035 INDEX FUND

April 30, 2010

Security	Shares	Value

EXCHANGE-TRADED FUNDS—99.91%

DOMESTIC EQUITY—67.25%
iShares Cohen & Steers Realty Majors Index Fund(a)	1,326	$81,363
iShares S&P 500 Index Fund(a)	20,828	2,483,531
iShares S&P MidCap 400 Index Fund(a)	3,188	261,894
iShares S&P SmallCap 600 Index Fund(a)	5,640	354,812

		3,181,600
INTERNATIONAL EQUITY—18.53%
iShares MSCI EAFE Index Fund(a)	13,488	734,152
iShares MSCI Emerging Markets Index Fund(a)(b)	3,392	142,634

		876,786
DOMESTIC FIXED INCOME—14.13%
iShares Barclays Aggregate Bond Fund(a)	5,843	613,165
iShares Barclays Short Treasury Bond Fund(a)	500	55,095

		668,260

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $4,605,824)		4,726,646

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.14%

MONEY MARKET FUNDS—2.14%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%(a)(c)(d)	82,798	82,798
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%(a)(c)(d)	15,269	15,269
BlackRock Cash Funds: Treasury, SL Agency Shares
0.10%(a)(c)	3,153	3,153

		101,220

TOTAL SHORT-TERM INVESTMENTS
(Cost: $101,220)		101,220

TOTAL INVESTMENTS IN SECURITIES—102.05%
(Cost: $4,707,044)		4,827,866
Other Assets, Less Liabilities—(2.05)%		(97,142)

NET ASSETS—100.00%		$4,730,724

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2040 INDEX FUND

April 30, 2010

Security	Shares	Value

EXCHANGE-TRADED FUNDS—99.89%

DOMESTIC EQUITY—69.27%
iShares Cohen & Steers Realty Majors Index Fund(a)	2,383	$146,221
iShares S&P 500 Index Fund(a)	43,171	5,147,710
iShares S&P MidCap 400 Index Fund(a)	6,824	560,592
iShares S&P SmallCap 600 Index Fund(a)	11,909	749,195

		6,603,718
INTERNATIONAL EQUITY—19.30%
iShares MSCI EAFE Index Fund(a)	28,214	1,535,688
iShares MSCI Emerging Markets Index Fund(a)(b)	7,243	304,568

		1,840,256
DOMESTIC FIXED INCOME—11.32%
iShares Barclays Aggregate Bond Fund(a)	9,300	975,942
iShares Barclays Short Treasury Bond Fund(a)	938	103,358

		1,079,300

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $8,885,607)		9,523,274

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.13%

MONEY MARKET FUNDS—0.13%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%(a)(c)(d)	2,458	2,458
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%,(a)(c)(d)	453	453
BlackRock Cash Funds: Treasury, SL Agency Shares
0.10%(a)(c)	9,364	9,364

		12,275

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,275)		12,275

TOTAL INVESTMENTS IN SECURITIES—100.02%
(Cost: $8,897,882)		9,535,549
Other Assets, Less Liabilities—(0.02)%		(1,723)

NET ASSETS—100.00%		$9,533,826

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Notes to Schedules of Investments (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These notes relate only to the schedules of investments for the iShares FTSE China (HK Listed), iShares FTSE Developed Small Cap ex-North America, iShares FTSE/Xinhua China 25, iShares MSCI ACWI, iShares MSCI ACWI ex US, iShares MSCI ACWI ex US Financials Sector, iShares MSCI All Country Asia ex Japan, iShares MSCI EAFE, iShares MSCI EAFE Growth, iShares MSCI EAFE Value, iShares MSCI EAFE Small Cap, iShares MSCI Emerging Markets Financials Sector, iShares MSCI Emerging Markets Materials Sector, iShares MSCI Europe Financials Sector, iShares MSCI Far East Financials Sector, iShares MSCI Kokusai, iShares NYSE Composite, iShares NYSE 100, iShares S&P North American Natural Resources Sector, iShares S&P North American Technology-Multimedia Networking, iShares S&P North American Technology-Semiconductors, iShares S&P North American Technology-Software and iShares S&P North American Technology Sector Index Funds (each, a “Fund,” collectively, the “Funds”), and the iShares S&P Aggressive Allocation, iShares S&P Conservative Allocation, iShares S&P Growth Allocation and iShares S&P Moderate Allocation Funds (each, a “Fund,” collectively, the “iShares S&P Allocation Funds”), and the iShares S&P Target Date Retirement Income, iShares S&P Target Date 2010, iShares S&P Target Date 2015, iShares S&P Target Date 2020, iShares S&P Target Date 2025, iShares S&P Target Date 2030, iShares S&P Target Date 2035 and iShares S&P Target Date 2040 Index Funds (each, a “Fund,” collectively, the “iShares S&P Target Date Funds”). The iShares MSCI ACWI ex US Financials Sector, iShares MSCI Emerging Markets Financials Sector, iShares MSCI Emerging Markets Materials Sector, iShares MSCI Europe Financials Sector and iShares MSCI Far East Financials Sector Index Funds commenced operations on January 20, 2010.

The iShares S&P Allocation Funds and iShares S&P Target Date Funds (collectively, the “Funds”) are exchange-traded fund (ETF) fund of funds that invest primarily in other iShares funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser.

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means;

•	Level 3 – Inputs that are unobservable for the asset or liability.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

The following table summarizes the values of each Fund’s investments according to the fair value hierarchy as of April 30, 2010. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

	Investments in Securities
iShares Allocation/Index Fund and Asset Class	Level 1	Level 2	Level 3	Total
FTSE China (HK Listed)	$60,874,551	$—	$—	$60,874,551
FTSE Developed Small Cap ex-North America	35,380,346	—	—	35,380,346
FTSE/Xinhua China 25	8,813,913,946	—	—	8,813,913,946
MSCI ACWI	1,157,326,849	—	—	1,157,326,849
MSCI ACWI ex US
Common Stocks	648,041,948	—	575,134	648,617,082
Preferred Stocks	14,093,402	—	—	14,093,402
Warrants	—	—	2,400	2,400
Short-Term Investments	16,322,794		—	16,322,794

Total MSCI ACWI ex US	678,458,144	—	577,534	679,035,678

MSCI ACWI ex US Financials Sector	2,387,971	—	—	2,387,971
MSCI All Country Asia ex Japan	1,649,153,650	—	—	1,649,153,650
MSCI EAFE	36,793,714,431	—	—	36,793,714,431
MSCI EAFE Growth	1,376,265,010	—	—	1,376,265,010
MSCI EAFE Value	1,360,110,366	—	—	1,360,110,366
MSCI EAFE Small Cap	1,039,908,570	—	—	1,039,908,570
MSCI Emerging Markets Financials Sector	2,563,424	—	—	2,563,424
MSCI Emerging Markets Materials Sector	4,863,414	—	—	4,863,414
MSCI Europe Financials Sector	2,179,069	—	—	2,179,069
MSCI Far East Financials Sector	2,488,238	—	—	2,488,238
MSCI Kokusai	256,697,008	—	—	256,697,008
NYSE Composite	114,379,467	—	—	114,379,467
NYSE 100	66,450,206	—	—	66,450,206
S&P North American Natural Resources Sector	1,828,198,514	—	—	1,828,198,514
S&P North American Technology-Multimedia Networking	261,932,953	—	—	261,932,953
S&P North American Technology-Semiconductors	295,066,820	—	—	295,066,820
S&P North American Technology-Software	325,271,120	—	—	325,271,120
S&P North American Technology Sector	471,562,180	—	—	471,562,180
S&P Aggressive	51,614,557	—	—	51,614,557
S&P Conservative	35,113,924	—	—	35,113,924
S&P Growth	64,314,407	—	—	64,314,407
S&P Moderate	53,596,716	—	—	53,596,716
S&P Target Date Retirement Income	7,187,595	—	—	7,187,595
S&P Target Date 2010	5,985,034	—	—	5,985,034
S&P Target Date 2015	7,692,219	—	—	7,692,219
S&P Target Date 2020	9,476,779	—	—	9,476,779
S&P Target Date 2025	9,536,344	—	—	9,536,344
S&P Target Date 2030	9,632,558	—	—	9,632,558
S&P Target Date 2035	4,827,866	—	—	4,827,866
S&P Target Date 2040	9,535,549	—	—	9,535,549

The following table provides the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the nine months ended April 30, 2010:

iShares Index Fund and Asset Class	Balance at Beginning of Period	Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers In (Out)	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held at End of Period
MSCI ACWI ex US
Common Stocks	$16,303	$479,129	$85,100	$(5,398)	$575,134	$490,025
Rights	4	—	—	(4)	—	—
Warrants	—	—	—	2,400	2,400	2,400

Total MSCI ACWI ex US	$16,307	$479,129	$85,100	$(3,002)	$577,534	$492,425

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of April 30, 2010, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Allocation/Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
FTSE China (HK Listed)	$53,705,862	$7,713,230	$(544,541)	$7,168,689
FTSE Developed Small Cap ex-North America	44,400,459	—	(9,020,113)	(9,020,113)
FTSE/Xinhua China 25	9,132,284,831	59,370,458	(377,741,343)	(318,370,885)
MSCI ACWI	1,088,309,095	97,110,667	(28,092,913)	69,017,754
MSCI ACWI ex US	624,381,831	75,138,060	(20,484,213)	54,653,847
MSCI ACWI ex US Financials Sector	2,412,244	97,609	(121,882)	(24,273)
MSCI All Country Asia ex Japan	1,428,755,054	230,643,085	(10,244,489)	220,398,596
MSCI EAFE	39,835,043,639	2,716,078,970	(5,757,408,178)	(3,041,329,208)
MSCI EAFE Growth	1,376,769,279	103,294,406	(103,798,675)	(504,269)
MSCI EAFE Value	1,465,534,408	64,724,020	(170,148,062)	(105,424,042)
MSCI EAFE Small Cap	969,726,558	109,643,128	(39,461,116)	70,182,012
MSCI Emerging Markets Financials Sector	2,467,009	144,445	(48,030)	96,415
MSCI Emerging Markets Materials Sector	5,022,639	68,319	(227,544)	(159,225)
MSCI Europe Financials Sector	2,365,290	35,097	(221,318)	(186,221)
MSCI Far East Financials Sector	2,456,160	79,728	(47,650)	32,078
MSCI Kokusai	243,713,725	20,404,733	(7,421,450)	12,983,283
NYSE Composite	135,403,705	3,322,795	(24,347,033)	(21,024,238)
NYSE 100	76,878,497	2,556,919	(12,985,210)	(10,428,291)
S&P North American Natural Resources Sector	1,881,820,980	94,794,443	(148,416,909)	(53,622,466)
S&P North American Technology-Multimedia Networking	265,692,858	12,857,171	(16,617,076)	(3,759,905)
S&P North American Technology-Semiconductors	335,959,602	1,285,130	(42,177,912)	(40,892,782)
S&P North American Technology-Software	344,367,547	25,719,299	(44,815,726)	(19,096,427)

S&P North American Technology Sector	476,383,240	35,599,248	(40,420,308)	(4,821,060)
S&P Aggressive	44,920,333	6,694,224	—	6,694,224
S&P Conservative	33,335,777	1,781,700	(3,553)	1,778,147
S&P Growth	58,319,827	5,998,307	(3,727)	5,994,580
S&P Moderate	50,484,998	3,117,005	(5,287)	3,111,718
S&P Target Date Retirement Income	7,040,435	149,054	(1,894)	147,160
S&P Target Date 2010	5,788,767	196,331	(64)	196,267
S&P Target Date 2015	7,519,508	172,836	(125)	172,711
S&P Target Date 2020	9,087,312	398,191	(8,724)	389,467
S&P Target Date 2025	8,866,101	670,464	(221)	670,243
S&P Target Date 2030	9,166,243	466,337	(22)	466,315
S&P Target Date 2035	4,707,045	133,214	(12,393)	120,821
S&P Target Date 2040	8,898,882	636,677	(10)	636,667

2. TRANSACTIONS WITH AFFILIATES

On December 1, 2009, Barclays PLC (“Barclays”) completed the sale of its interest in BlackRock Institutional Trust Company, N.A. (“BTC”), formerly known as Barclays Global Investors, N.A., and certain affiliated companies to BlackRock, Inc. (“BlackRock”, and such sale, the “Transaction”). BTC is a wholly-owned subsidiary of BlackRock.

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

Investments in issuers considered to be an affiliate of the Funds (excluding short-term investments) for the period August 1, 2009 to November 30, 2009, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period	Dividend Income	Net Realized Gain
MSCI ACWI
Barclays PLC	247,459	129,871	—	377,330	$1,810,337	$6,259	$—

MSCI ACWI ex US
Barclays PLC	234,062	170,802	—	404,864	1,942,439	6,786	—

MSCI EAFE
Barclays PLC	39,008,138	876,504	1,318,466	38,566,176	185,031,097	646,388	3,565,510

MSCI EAFE Value
Barclays PLC	2,745,174	534,697	132,831	3,147,040	15,099,498	50,463	504,534

MSCI Kokusai
Barclays PLC	55,264	17,004	—	72,268	346,724	1,211	—

NYSE Composite
Barclays PLC SP ADR	21,053	857	744	21,166	417,605	1,386	1,220

Investments in issuers considered to be an affiliate of the Funds (excluding short-term investments) for the period December 1, 2009 to April 30, 2010, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period	Dividend Income	Net Realized Gain
MSCI ACWI
PNC Financial Services Group Inc. (The)	19,231	8,910	2,079	26,062	$1,751,627	$4,341	$34,823

MSCI Kokusai
BlackRock Inc.	93	432	15	510	$93,840	$495	$473

PNC Financial Services Group Inc. (The)	3,009	3,186	177	6,018	404,470	1,150	5,744

					$498,310	$1,645	$6,217

NYSE Composite
BlackRock Inc.	184	171	20	335	$61,640	$331	$1,374
PNC Financial Services Group Inc. (The)	3,531	519	232	3,818	256,608	769	5,868

					$318,248	$1,100	$7,242

NYSE 100
BlackRock Inc.	290	262	74	478	$87,952	$520	$500
PNC Financial Services Group Inc. (The)	—	6,783	876	5,907	397,010	1,189	5,660

					$484,962	$1,709	$6,160

Investments in issuers considered to be an affiliate of the Funds (excluding short-term investments) for the nine months ended April 30, 2010, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Allocation/Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
MSCI All Country Asia ex Japan
iShares MSCI Malaysia Index Fund	1,195,710	128,532	48,027	1,276,215	$15,327,342	$181,530	$169,550

S&P Aggressive
iShares Barclays Aggregate Bond Fund	21,517	20,454	21,486	20,485	$2,149,696	$69,691	$49,253
iShares Barclays TIPS Bond Fund	7,935	8,725	2,281	14,379	1,525,037	28,658	875
iShares MSCI EAFE Index Fund	80,010	94,895	76	174,829	9,515,942	53,864	(89)
iShares MSCI Emerging Markets Index Fund	27,762	91,129	28	118,863	4,998,189	12,626	(11)
iShares S&P 500 Index Fund	50,257	64,902	47	115,112	13,725,955	124,300	60
iShares S&P MidCap 400 Index Fund	68,266	76,243	13,712	130,797	10,744,974	71,042	(64,230)
iShares S&P SmallCap 600 Index Fund	31,792	34,520	11,126	55,186	3,471,751	18,439	(30,314)

					$46,131,544	$378,620	$(44,456)

S&P Conservative
iShares Barclays Aggregate Bond Fund	26,845	56,629	3,104	80,370	$8,434,028	$158,241	$(2,573)
iShares Barclays Short Treasury Bond Fund	27,110	72,119	—	99,229	10,934,043	5,863	—
iShares Barclays TIPS Bond Fund	22,313	46,063	9,911	58,465	6,200,798	107,684	(178)
iShares Cohen & Steers Realty Majors Index Fund	8,111	16,659	4,249	20,521	1,259,169	22,666	(13,582)
iShares MSCI EAFE Index Fund	12,105	25,280	3,234	34,151	1,858,839	13,501	(14,374)
iShares MSCI Emerging Markets Index Fund	—	14,010	—	14,010	589,120	—	—
iShares S&P 500 Index Fund	10,678	24,932	—	35,610	4,246,136	38,374	—
iShares S&P MidCap 400 Index Fund	5,950	12,126	3,837	14,239	1,169,734	8,748	(12,824)
iShares S&P SmallCap 600 Index Fund	2,539	5,194	1,439	6,294	395,956	2,144	(3,689)

					$35,087,823	$357,221	$(47,220)

S&P Growth
iShares Barclays Aggregate Bond Fund	53,113	50,502	3,775	99,840	$10,477,210	$216,442	$(4,330)
iShares Barclays Short Treasury Bond Fund	23,326	31,003	93	54,236	5,976,265	3,753	(36)
iShares Barclays TIPS Bond Fund	23,801	33,106	97	56,810	6,025,269	94,277	(134)
iShares Cohen & Steers Realty Majors Index Fund	6,341	5,899	1,365	10,875	667,290	12,404	(4,330)
iShares MSCI EAFE Index Fund	107,101	99,463	27,800	178,764	9,730,124	79,700	(84,827)

iShares MSCI Emerging Markets Index Fund	20,818	18,535	11,922	27,431	1,153,473	10,456	145,124
iShares S&P 500 Index Fund	58,983	59,978	236	118,725	14,156,769	141,467	—
iShares S&P MidCap 400 Index Fund	41,883	38,797	11,745	68,935	5,663,010	43,036	187,189
iShares S&P SmallCap 600 Index Fund	29,800	27,707	7,473	50,034	3,147,639	17,587	88,635

					$56,997,049	$619,122	$327,291

S&P Moderate
iShares Barclays Aggregate Bond Fund	43,662	74,763	5,725	112,700	$11,826,738	$221,098	$(3,537)
iShares Barclays Short Treasury Bond Fund	36,968	80,732	293	117,407	12,937,077	7,022	(113)
iShares Barclays TIPS Bond Fund	20,745	38,444	161	59,028	6,260,510	95,592	(287)
iShares Cohen & Steers Realty Majors Index Fund	13,826	21,213	14,327	20,712	1,270,888	29,471	173,801
iShares MSCI EAFE Index Fund	47,796	82,473	2,990	127,279	6,927,796	45,754	(13,838)
iShares MSCI Emerging Markets Index Fund	7,551	31,679	41	39,189	1,647,898	4,883	(41)
iShares S&P 500 Index Fund	36,461	60,178	16,350	80,289	9,573,660	102,422	26,599
iShares S&P MidCap 400 Index Fund	10,140	16,608	5,185	21,563	1,771,400	13,034	86,233
iShares S&P SmallCap 600 Index Fund	8,657	14,290	3,889	19,058	1,198,939	6,405	46,859

					$53,414,906	$525,681	$315,676

S&P Target Date Retirement Income
iShares Barclays Aggregate Bond Fund	10,978	24,448	5,500	29,926	$3,140,434	$40,456	$24,318
iShares Barclays Short Treasury Bond Fund	3,768	8,655	1,888	10,535	1,160,852	520	(1)
iShares Barclays TIPS Bond Fund	1,591	3,548	798	4,341	460,407	5,303	3,922
iShares Cohen & Steers Realty Majors Index Fund	1,055	1,778	1,029	1,804	110,693	1,537	6,947
iShares MSCI EAFE Index Fund	3,286	6,362	1,958	7,690	418,567	1,629	11,305
iShares S&P 500 Index Fund	6,345	11,724	4,624	13,445	1,603,182	11,277	57,052
iShares S&P MidCap 400 Index Fund	787	1,398	659	1,526	125,361	614	6,029
iShares S&P SmallCap 600 Index Fund	1,358	2,414	1,131	2,641	166,145	616	6,889

					$7,185,641	$61,952	$116,461

S&P Target Date 2010
iShares Barclays Aggregate Bond Fund	9,363	15,456	3,863	20,956	$2,199,123	$29,972	$13,264
iShares Barclays Short Treasury Bond Fund	2,689	4,529	1,043	6,175	680,423	356	14
iShares Barclays TIPS Bond Fund	1,203	1,997	504	2,696	285,938	3,777	1,669
iShares Cohen & Steers Realty Majors Index Fund	1,189	1,474	990	1,673	102,655	1,749	8,998
iShares MSCI EAFE Index Fund	4,575	6,713	2,499	8,789	478,385	2,283	14,562
iShares MSCI Emerging Markets Index Fund	804	1,123	496	1,431	60,174	271	3,012
iShares S&P 500 Index Fund	8,504	11,760	5,472	14,792	1,763,798	15,250	90,612
iShares S&P MidCap 400 Index Fund	1,173	1,544	850	1,867	153,374	924	13,257
iShares S&P SmallCap 600 Index Fund	2,094	2,768	1,522	3,340	210,119	958	14,901

					$5,933,989	$55,540	$160,289

S&P Target Date 2015
iShares Barclays Aggregate Bond Fund	7,774	21,229	6,489	22,514	$2,362,619	$31,609	$19,397
iShares Barclays Short Treasury Bond Fund	1,782	4,943	1,431	5,294	583,346	280	2
iShares Barclays TIPS Bond Fund	856	2,333	708	2,481	263,135	3,139	2,070
iShares Cohen & Steers Realty Majors Index Fund	1,264	2,701	1,664	2,301	141,190	2,187	17,075
iShares MSCI EAFE Index Fund	5,763	14,431	5,868	14,326	779,764	4,310	41,232
iShares MSCI Emerging Markets Index Fund	1,162	2,785	1,271	2,676	112,526	588	8,998
iShares S&P 500 Index Fund	10,311	24,431	11,533	23,209	2,767,441	21,778	190,650
iShares S&P MidCap 400 Index Fund	1,504	3,400	1,809	3,095	254,254	1,448	30,721
iShares S&P SmallCap 600 Index Fund	2,713	6,154	3,268	5,599	352,233	1,484	34,939

					$7,616,508	$66,823	$345,084

S&P Target Date 2020
iShares Barclays Aggregate Bond Fund	6,356	19,425	3,099	22,682	$2,380,249	$35,987	$9,596
iShares Barclays Short Treasury Bond Fund	1,091	3,435	534	3,992	439,879	208	7
iShares Barclays TIPS Bond Fund	570	1,734	268	2,036	215,938	2,749	866
iShares Cohen & Steers Realty Majors Index Fund	1,296	2,969	1,361	2,904	178,189	3,067	13,247
iShares MSCI EAFE Index Fund	6,701	17,359	3,532	20,528	1,117,339	6,679	31,992
iShares MSCI Emerging Markets Index Fund	1,546	3,815	962	4,399	184,978	1,041	6,230
iShares S&P 500 Index Fund	11,799	28,886	7,959	32,726	3,902,249	34,126	127,086
iShares S&P MidCap 400 Index Fund	1,791	4,259	1,503	4,547	373,536	2,347	19,404
iShares S&P SmallCap 600 Index Fund	3,237	7,710	2,715	8,232	517,875	2,419	26,587

					$9,310,232	$88,623	$235,015

S&P Target Date 2025
iShares Barclays Aggregate Bond Fund	7,665	11,817	991	18,491	$1,940,445	$28,988	$6,219
iShares Barclays Short Treasury Bond Fund	917	1,439	87	2,269	250,021	133	(3)
iShares Barclays TIPS Bond Fund	515	797	69	1,243	131,832	1,804	541
iShares Cohen & Steers Realty Majors Index Fund	1,931	2,309	1,318	2,922	179,294	3,088	15,406
iShares MSCI EAFE Index Fund	11,200	15,356	3,359	23,197	1,262,613	7,440	23,762
iShares MSCI Emerging Markets Index Fund	2,798	3,683	1,107	5,374	225,977	1,255	13,640
iShares S&P 500 Index Fund	19,483	25,342	8,293	36,532	4,356,076	38,078	140,997
iShares S&P MidCap 400 Index Fund	3,066	3,831	1,646	5,251	431,370	2,712	27,200
iShares S&P SmallCap 600 Index Fund	5,509	6,919	2,960	9,468	595,632	2,781	29,785

					$9,373,260	$86,279	$257,547

S&P Target Date 2030
iShares Barclays Aggregate Bond Fund	6,286	11,852	2,718	15,420	$1,618,175	$23,747	$22,253
iShares Barclays Short Treasury Bond Fund	505	967	200	1,272	140,162	75	—
iShares Cohen & Steers Realty Majors Index Fund	1,850	2,703	1,709	2,844	174,508	2,970	24,520
iShares MSCI EAFE Index Fund	12,073	20,834	7,481	25,426	1,383,937	8,020	54,643
iShares MSCI Emerging Markets Index Fund	3,168	5,225	2,203	6,190	260,290	1,420	16,315
iShares S&P 500 Index Fund	20,785	33,901	15,055	39,631	4,725,600	40,791	272,349
iShares S&P MidCap 400 Index Fund	3,372	5,239	2,732	5,879	482,960	2,995	49,704
iShares S&P SmallCap 600 Index Fund	6,016	9,382	4,881	10,517	661,624	3,049	62,173

					$9,447,256	$83,067	$501,957

S&P Target Date 2035
iShares Barclays Aggregate Bond Fund	3,157	6,004	3,318	5,843	$613,165	$10,814	$10,414
iShares Barclays Short Treasury Bond Fund	263	516	279	500	55,095	38	(2)
iShares Cohen & Steers Realty Majors Index Fund	1,143	1,494	1,311	1,326	81,363	1,503	14,034
iShares MSCI EAFE Index Fund	8,489	13,743	8,744	13,488	734,152	4,225	75,993
iShares MSCI Emerging Markets Index Fund	2,301	3,423	2,332	3,392	142,634	773	20,466
iShares S&P 500 Index Fund	14,479	21,288	14,939	20,828	2,483,531	23,232	214,189
iShares S&P MidCap 400 Index Fund	2,423	3,382	2,617	3,188	261,894	1,738	41,551
iShares S&P SmallCap 600 Index Fund	4,276	6,000	4,636	5,640	354,812	1,763	44,479

					$4,726,646	$44,086	$421,124

S&P Target Date 2040
iShares Barclays Aggregate Bond Fund	2,484	6,849	33	9,300	$975,942	$11,286	$(28)
iShares Barclays Short Treasury Bond Fund	244	697	3	938	103,358	39	—

iShares Cohen & Steers Realty Majors Index Fund	1,015	1,755	387	2,383	146,221	2,186	1,055
iShares MSCI EAFE Index Fund	8,778	19,549	113	28,214	1,535,688	6,551	(125)
iShares MSCI Emerging Markets Index Fund	2,430	4,891	78	7,243	304,568	1,225	(84)
iShares S&P 500 Index Fund	14,836	29,175	840	43,171	5,147,710	39,084	1,284
iShares S&P MidCap 400 Index Fund	2,564	4,763	503	6,824	560,592	2,964	954
iShares S&P SmallCap 600 Index Fund	4,464	8,350	905	11,909	749,195	3,001	539

					$9,523,274	$66,336	$3,595

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.

3. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BFA; such reinvestments are subject to investment risk.

As of April 30, 2010, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA.

Item 2.	Controls and Procedures.

(a)

The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	June 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	June 21, 2010

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	June 21, 2010